    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 24, 2009

                                                              FILE NO. 333-07471

                                                                       811-07329

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D. C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 34                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 144                                         /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT VL I

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

     INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY
                            ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on August 24, 2009 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on          ,  pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The prospectus in Part A for Stag Accumulator II Variable Universal Life of Post-Effective Amendment No. 34 is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-6 (File No. 333-07471), as filed and effective on May 1, 2009.

A Supplement to the Prospectus for Stag Accumulator II Variable Universal Life dated August 24, 2009 is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 34 does not supersede Post-Effective Amendment No. 33 filed on May 1, 2009.

                                     PART A

                         SUPPLEMENT TO YOUR PROSPECTUS

EFFECTIVE IMMEDIATELY, UNDER THE "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES" TABLE OF YOUR PROSPECTUS, THE EXPENSE INFORMATION IS UPDATED TO REFLECT THE
FOLLOWING:

                                                      DISTRIBUTION
                                                         AND/OR                                 ACQUIRED
                                                        SERVICE                                FUND FEES
                                   MANAGEMENT           (12B-1)              OTHER                AND
UNDERLYING FUND                       FEE                 FEES             EXPENSES**           EXPENSES
-------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund --               0.650%              0.250%              0.120%              0.010%
 Class IB

                                                        CONTRACTUAL
                                     TOTAL              FEE WAIVER
                                     ANNUAL               AND/OR              NEW TOTAL
                                   OPERATING              EXPENSE             OPERATING
UNDERLYING FUND                     EXPENSES           REIMBURSEMENT          EXPENSES*
-----------------------------  -------------------------------------------------------------
Putnam VT Income Fund --               1.030%                -0.020%              0.830%
 Class IB

* Reflects Putnam Management's contractual obligation, from August 1, 2009 through July 31, 2010, to limit the fund's management fee to an annual rate of 0.450% of the fund's average net assets. Putnam Management has also agreed, from August 1, 2009 through July 31, 2010, to limit the fund's expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund's investor servicing contract, investment management contract and distribution plan) to an annual rate of 0.200% of the fund's average net assets.

** Excludes estimated interest expense accruing in connection with the termination of certain derivatives contracts. Had such interest been included, for each share class, "Other expense" would be 0.370% and "Total annual fund operation expenses" and "Net expenses" would each be increased by 0.25%.

EFFECTIVE OCTOBER 12, 2009, UNDER THE "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES" TABLE OF YOUR PROSPECTUS, THE FOLLOWING FUNDS ARE ADDED:

                                                      DISTRIBUTION
                                                         AND/OR                                 ACQUIRED
                                                        SERVICE                                FUND FEES
                                   MANAGEMENT           (12B-1)              OTHER                AND
UNDERLYING FUND                       FEE                 FEES              EXPENSES            EXPENSES
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities           0.640%              0.250%              0.150%              0.020%
 Fund -- Class 2
Hartford High Yield HLS Fund           0.700%                N/A               0.040%                N/A
 --Class IA
MFS(R) Research Bond Series            0.500%                N/A               0.140%                N/A
 --Initial Class

                                                       CONTRACTUAL
                                     TOTAL             FEE WAIVER
                                     ANNUAL              AND/OR             NEW TOTAL
                                   OPERATING             EXPENSE            OPERATING
UNDERLYING FUND                     EXPENSES          REIMBURSEMENT          EXPENSES
-----------------------------  -----------------------------------------------------------
Templeton Foreign Securities           1.060%               N/A                 1.060%(i)
 Fund -- Class 2
Hartford High Yield HLS Fund           0.740%               N/A                 0.740%
 --Class IA
MFS(R) Research Bond Series            0.640%               N/A                 0.640%
 --Initial Class

(i) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is "the acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

EFFECTIVE OCTOBER 12, 2009, UNDER THE "ABOUT US" SECTION YOUR PROSPECTUS, THE FOLLOWING FUND OBJECTIVES ADDED TO THE TABLE:

FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund -- Class 2             Seeks long-term capital growth       Templeton Investment Counsel, LLC
Hartford High Yield HLS Fund -- Class IA                 High current income with growth of   Hartford Investment Financial
                                                         capital as a secondary objective     Services, LLC.
                                                                                              Sub-advised by Hartford Investment
                                                                                              Management Company
MFS(R) Research Bond Series -- Initial Class             Total return with an emphasis on     MFS Investment Management
                                                         high current income, but also
                                                         considering capital appreciation.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7939

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION (PART B)
STAG ACCUMULATOR II VARIABLE UNIVERSAL LIFE
STAG VARIABLE LIFE ARTISAN
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2009 AS SUPPLEMENTED AUGUST 24, 2009



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2009 AS AMENDED AUGUST 24, 2009

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           3
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                        SA-1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2008 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 27, 2009 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 18, 2009, which reports are both included in this Statement of Additional Information. Such reports are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2008: $56,056,068; 2007:
$82,444,333; and 2006: $51,413,389. HESCO did not retain any of these commissions.

HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are financial professionals ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL I.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male and Female, Unismoke Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male and Female, Unismoke Table, age last birthday. The multiple will be based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.

Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

INCREASES IN FACE AMOUNT -- At any time after the first Policy Year, You may request In Writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect. We reserve the right to limit the number of increases made under the Policy to not more than one in any 12 month period.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as premium base loads, mortality and expense risk charges, cost of insurance, administrative and issue charges, and surrender charges. These charges vary depending on your age, gender, Face Amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

FINANCIAL STATEMENTS


The financial statements of the Company and the Separate Account for year ended December 31, 2008 follow this page of the SAI. We have included the unaudited quarterly statutory filing for the Company for the period ended June 30, 2009. This statement is included herein as additional information on the financial condition of the issuer. Deloitte & Touche, LLP has not audited, reviewed, or compiled the financial statements and assumes no responsibility for them. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.


For the most recent quarterly financial statement information for Hartford Life and Annuity Insurance Company visit www.hartfordinvestor.com. Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL I AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account"), as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life Insurance and Annuity Company Separate Account VL I as of December 31, 2008, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 18, 2009

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS         AIM V.I.
                                            INTERNATIONAL           SMALL/MID-CAP           INTERNATIONAL             CAPITAL
                                           VALUE PORTFOLIO         VALUE PORTFOLIO         GROWTH PORTFOLIO      APPRECIATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                            --                      --                      --                    --
   Class IB                                            --                      --                      --                    --
   Other class                                    890,600                 562,991                 188,566                87,937
                                             ============            ============            ============            ==========
  Cost:
   Class IA                                            --                      --                      --                    --
   Class IB                                            --                      --                      --                    --
   Other class                                $20,315,332              $9,608,863              $4,430,267            $2,185,497
                                             ============            ============            ============            ==========
  Market Value:
   Class IA                                            --                      --                      --                    --
   Class IB                                            --                      --                      --                    --
   Other class                                 $9,734,258              $5,556,724              $2,340,105            $1,485,259
 Due from Hartford Life and Annuity
  Insurance Company                                    --                      94                     482                   324
 Receivable from fund shares sold                  24,887                      --                      --                    --
 Other assets                                           1                      --                      --                    --
                                             ------------            ------------            ------------            ----------
 Total Assets                                   9,759,146               5,556,818               2,340,587             1,485,583
                                             ------------            ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                24,887                      --                      --                    --
 Payable for fund shares purchased                     --                      94                     482                   324
 Other liabilities                                     --                      --                      --                    --
                                             ------------            ------------            ------------            ----------
 Total Liabilities                                 24,887                      94                     482                   324
                                             ------------            ------------            ------------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $9,734,259              $5,556,724              $2,340,105            $1,485,259
                                             ============            ============            ============            ==========

                                              AIM V.I.              AIM V.I.               AIM V.I.               AIM V.I.
                                                CORE             INTERNATIONAL           MID CAP CORE            SMALL CAP
                                            EQUITY FUND           GROWTH FUND            EQUITY FUND            EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (A)          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                    --                      --                    --
   Class IB                                          --                    --                      --                    --
   Other class                                   78,570                18,281               1,547,141               162,645
                                             ==========            ==========            ============            ==========
  Cost:
   Class IA                                          --                    --                      --                    --
   Class IB                                          --                    --                      --                    --
   Other class                               $1,990,568              $427,530             $18,887,722            $2,368,545
                                             ==========            ==========            ============            ==========
  Market Value:
   Class IA                                          --                    --                      --                    --
   Class IB                                          --                    --                      --                    --
   Other class                               $1,551,758              $356,296             $13,289,939            $1,727,293
 Due from Hartford Life and Annuity
  Insurance Company                                  --                    --                  20,974                   491
 Receivable from fund shares sold                    --                     5                      --                    --
 Other assets                                        --                    --                      --                    --
                                             ----------            ----------            ------------            ----------
 Total Assets                                 1,551,758               356,301              13,310,913             1,727,784
                                             ----------            ----------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                     5                      --                    --
 Payable for fund shares purchased                   --                    --                  20,974                   491
 Other liabilities                                   --                    --                       1                    --
                                             ----------            ----------            ------------            ----------
 Total Liabilities                                   --                     5                  20,975                   491
                                             ----------            ----------            ------------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,551,758              $356,296             $13,289,938            $1,727,293
                                             ==========            ==========            ============            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                         AMERICAN FUNDS
                                              AIM V.I.            AMERICAN FUNDS            BLUE CHIP
                                               CAPITAL                 ASSET               INCOME AND          AMERICAN FUNDS
                                          DEVELOPMENT FUND        ALLOCATION FUND          GROWTH FUND            BOND FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                     --                     --                    --
   Class IB                                           --                     --                     --                    --
   Other class                                   105,271              5,234,654              5,029,596             5,458,415
                                             ===========            ===========            ===========           ===========
  Cost:
   Class IA                                           --                     --                     --                    --
   Class IB                                           --                     --                     --                    --
   Other class                                $1,757,068            $85,326,152            $51,943,534           $61,091,343
                                             ===========            ===========            ===========           ===========
  Market Value:
   Class IA                                           --                     --                     --                    --
   Class IB                                           --                     --                     --                    --
   Other class                                  $834,800            $63,234,615            $33,295,927           $51,145,348
 Due from Hartford Life and Annuity
  Insurance Company                                   --                     --                  1,391                 7,218
 Receivable from fund shares sold                     --                 16,344                     --                    --
 Other assets                                         --                     --                     --                    --
                                             -----------            -----------            -----------           -----------
 Total Assets                                    834,800             63,250,959             33,297,318            51,152,566
                                             -----------            -----------            -----------           -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                 16,344                     --                    --
 Payable for fund shares purchased                    --                     --                  1,392                 7,218
 Other liabilities                                    --                     --                     --                     1
                                             -----------            -----------            -----------           -----------
 Total Liabilities                                    --                 16,344                  1,392                 7,219
                                             -----------            -----------            -----------           -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                   $834,800            $63,234,615            $33,295,926           $51,145,347
                                             ===========            ===========            ===========           ===========


                                          AMERICAN FUNDS
                                              GLOBAL             AMERICAN FUNDS          AMERICAN FUNDS        AMERICAN FUNDS
                                            GROWTH FUND           GROWTH FUND          GROWTH-INCOME FUND    INTERNATIONAL FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                      --                      --                   --
   Class IB                                          --                      --                      --                   --
   Other class                                3,059,856               4,232,298               5,360,177            4,330,974
                                            ===========          ==============          ==============          ===========
  Cost:
   Class IA                                          --                      --                      --                   --
   Class IB                                          --                      --                      --                   --
   Other class                              $53,272,092            $212,416,680            $182,342,962          $76,905,659
                                            ===========          ==============          ==============          ===========
  Market Value:
   Class IA                                          --                      --                      --                   --
   Class IB                                          --                      --                      --                   --
   Other class                              $42,470,797            $140,808,542            $129,233,872          $52,794,571
 Due from Hartford Life and Annuity
  Insurance Company                              80,654                 101,613                      --               37,614
 Receivable from fund shares sold                    --                      --                  43,014                   --
 Other assets                                        --                      41                      --                   --
                                            -----------          --------------          --------------          -----------
 Total Assets                                42,551,451             140,910,196             129,276,886           52,832,185
                                            -----------          --------------          --------------          -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                      --                  43,014                   --
 Payable for fund shares purchased               80,654                 101,613                      --               37,614
 Other liabilities                                    8                      --                      89                   --
                                            -----------          --------------          --------------          -----------
 Total Liabilities                               80,662                 101,613                  43,103               37,614
                                            -----------          --------------          --------------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $42,470,789            $140,808,583            $129,233,783          $52,794,571
                                            ===========          ==============          ==============          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                                  FIDELITY VIP
                                                                   AMERICAN FUNDS           FIDELITY VIP             EQUITY
                                           AMERICAN FUNDS           GLOBAL SMALL           ASSET MANAGER           INCOME FUND
                                           NEW WORLD FUND        CAPITALIZATION FUND         PORTFOLIO              PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                      --                     --                     --
   Class IB                                           --                      --                     --                     --
   Other class                                 1,704,954               1,750,107                134,932              2,150,232
                                             ===========             ===========             ==========            ===========
  Cost:
   Class IA                                           --                      --                     --                     --
   Class IB                                           --                      --                     --                     --
   Other class                               $30,676,616             $31,041,298             $2,268,446            $48,517,462
                                             ===========             ===========             ==========            ===========
  Market Value:
   Class IA                                           --                      --                     --                     --
   Class IB                                           --                      --                     --                     --
   Other class                               $22,965,726             $19,303,682             $1,391,154            $28,294,361
 Due from Hartford Life and Annuity
  Insurance Company                                   --                  25,802                     --                  1,070
 Receivable from fund shares sold                  3,378                      --                     --                     --
 Other assets                                          1                      --                     --                     --
                                             -----------             -----------             ----------            -----------
 Total Assets                                 22,969,105              19,329,484              1,391,154             28,295,431
                                             -----------             -----------             ----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                3,376                      --                     --                     --
 Payable for fund shares purchased                    --                  25,802                     --                  1,070
 Other liabilities                                    --                       8                      1                      1
                                             -----------             -----------             ----------            -----------
 Total Liabilities                                 3,376                  25,810                      1                  1,071
                                             -----------             -----------             ----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $22,965,729             $19,303,674             $1,391,153            $28,294,360
                                             ===========             ===========             ==========            ===========


                                            FIDELITY VIP           FIDELITY VIP          FIDELITY VIP           FIDELITY VIP
                                             CONTRAFUND              OVERSEAS               MID CAP             FREEDOM 2010
                                              PORTFOLIO             PORTFOLIO              PORTFOLIO             PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                    --                     --                   --
   Class IB                                           --                    --                     --                   --
   Other class                                 1,479,609               156,091                800,729               33,912
                                             ===========            ==========            ===========             ========
  Cost:
   Class IA                                           --                    --                     --                   --
   Class IB                                           --                    --                     --                   --
   Other class                               $42,675,119            $3,075,967            $25,182,595             $349,364
                                             ===========            ==========            ===========             ========
  Market Value:
   Class IA                                           --                    --                     --                   --
   Class IB                                           --                    --                     --                   --
   Other class                               $22,401,277            $1,899,627            $14,509,207             $278,415
 Due from Hartford Life and Annuity
  Insurance Company                                4,326                    --                  6,911                   --
 Receivable from fund shares sold                     --                    --                     --                   --
 Other assets                                         --                    --                      1                   --
                                             -----------            ----------            -----------             --------
 Total Assets                                 22,405,603             1,899,627             14,516,119              278,415
                                             -----------            ----------            -----------             --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                    --                     --                   --
 Payable for fund shares purchased                 4,326                    --                  6,911                   --
 Other liabilities                                    --                    --                     --                   --
                                             -----------            ----------            -----------             --------
 Total Liabilities                                 4,326                    --                  6,911                   --
                                             -----------            ----------            -----------             --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $22,401,277            $1,899,627            $14,509,208             $278,415
                                             ===========            ==========            ===========             ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                               FRANKLIN
                                            FIDELITY VIP         FIDELITY VIP            FRANKLIN             SMALL CAP
                                            FREEDOM 2020         FREEDOM 2030             INCOME                VALUE
                                             PORTFOLIO             PORTFOLIO         SECURITIES FUND       SECURITIES FUND
                                          SUB-ACCOUNT (A)       SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                   --                      --                    --
   Class IB                                         --                   --                      --                    --
   Other class                                  29,335                6,456               2,197,357             1,787,045
                                              ========              =======            ============          ============
  Cost:
   Class IA                                         --                   --                      --                    --
   Class IB                                         --                   --                      --                    --
   Other class                                $270,375              $51,493             $37,254,977           $27,475,751
                                              ========              =======            ============          ============
  Market Value:
   Class IA                                         --                   --                      --                    --
   Class IB                                         --                   --                      --                    --
   Other class                                $225,584              $45,903             $24,918,032           $18,853,326
 Due from Hartford Life and Annuity
  Insurance Company                                 --                   --                   7,722                37,197
 Receivable from fund shares sold                   --                   --                      --                    --
 Other assets                                       --                   --                      --                    --
                                              --------              -------            ------------          ------------
 Total Assets                                  225,584               45,903              24,925,754            18,890,523
                                              --------              -------            ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                   --                      --                    --
 Payable for fund shares purchased                  --                   --                   7,722                37,197
 Other liabilities                                  --                   --                      --                    --
                                              --------              -------            ------------          ------------
 Total Liabilities                                  --                   --                   7,722                37,197
                                              --------              -------            ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $225,584              $45,903             $24,918,032           $18,853,326
                                              ========              =======            ============          ============

                                             FRANKLIN
                                             STRATEGIC                                  TEMPLETON
                                              INCOME            MUTUAL SHARES             GROWTH           MUTUAL DISCOVERY
                                          SECURITIES FUND      SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                    --                    --                    --
   Class IB                                          --                    --                    --                    --
   Other class                                  161,476             3,078,850               955,718               968,111
                                            ===========          ============          ============          ============
  Cost:
   Class IA                                          --                    --                    --                    --
   Class IB                                          --                    --                    --                    --
   Other class                               $1,783,956           $56,111,238           $14,216,612           $21,189,226
                                            ===========          ============          ============          ============
  Market Value:
   Class IA                                          --                    --                    --                    --
   Class IB                                          --                    --                    --                    --
   Other class                               $1,708,421           $36,268,854            $7,836,891           $15,344,560
 Due from Hartford Life and Annuity
  Insurance Company                                  --                84,274                    --                 2,503
 Receivable from fund shares sold                     3                    --                 1,958                    --
 Other assets                                        --                    --                    --                    --
                                            -----------          ------------          ------------          ------------
 Total Assets                                 1,708,424            36,353,128             7,838,849            15,347,063
                                            -----------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   3                    --                 1,958                    --
 Payable for fund shares purchased                   --                84,274                    --                 2,503
 Other liabilities                                   --                    --                    --                     2
                                            -----------          ------------          ------------          ------------
 Total Liabilities                                    3                84,274                 1,958                 2,505
                                            -----------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,708,421           $36,268,854            $7,836,891           $15,344,558
                                            ===========          ============          ============          ============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                             HARTFORD                HARTFORD
                                              TEMPLETON              HARTFORD                 TOTAL                  CAPITAL
                                            GLOBAL INCOME            ADVISERS              RETURN BOND             APPRECIATION
                                           SECURITIES FUND           HLS FUND                HLS FUND                HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --              5,299,750              11,484,882               5,808,009
   Class IB                                           --                     --                      --                      --
   Other class                                   559,921                     --                      --                      --
                                             ===========            ===========            ============            ============
  Cost:
   Class IA                                           --            $125,875,631           $130,782,920            $272,875,407
   Class IB                                           --                     --                      --                      --
   Other class                                $9,562,551                     --                      --                      --
                                             ===========            ===========            ============            ============
  Market Value:
   Class IA                                           --            $72,552,413            $109,602,074            $147,174,955
   Class IB                                           --                     --                      --                      --
   Other class                                $9,574,652                     --                      --                      --
 Due from Hartford Life and Annuity
  Insurance Company                                   38                     --                      --                  28,607
 Receivable from fund shares sold                     --                  1,965                  28,324                      --
 Other assets                                         --                     14                      --                      18
                                             -----------            -----------            ------------            ------------
 Total Assets                                  9,574,690             72,554,392             109,630,398             147,203,580
                                             -----------            -----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                  1,965                  28,324                      --
 Payable for fund shares purchased                    38                     --                      --                  28,607
 Other liabilities                                    --                     --                      17                      --
                                             -----------            -----------            ------------            ------------
 Total Liabilities                                    38                  1,965                  28,341                  28,607
                                             -----------            -----------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $9,574,652            $72,552,427            $109,602,057            $147,174,973
                                             ===========            ===========            ============            ============

                                              HARTFORD              HARTFORD
                                              DIVIDEND               GLOBAL               HARTFORD              HARTFORD
                                             AND GROWTH             ADVISERS            GLOBAL EQUITY         GLOBAL GROWTH
                                              HLS FUND              HLS FUND              HLS FUND              HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT (A)(B)        SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    6,294,759               98,584               142,574                77,704
   Class IB                                           --                   --                    --                    --
   Other class                                        --                   --                    --                    --
                                             ===========            =========             =========             =========
  Cost:
   Class IA                                  $124,125,888           $1,209,145            $1,343,775            $1,115,842
   Class IB                                           --                   --                    --                    --
   Other class                                        --                   --                    --                    --
                                             ===========            =========             =========             =========
  Market Value:
   Class IA                                  $90,441,753             $838,334              $877,685              $790,550
   Class IB                                           --                   --                    --                    --
   Other class                                        --                   --                    --                    --
 Due from Hartford Life and Annuity
  Insurance Company                               18,955                   --                    --                   300
 Receivable from fund shares sold                     --                4,312                    --                    --
 Other assets                                         --                   --                    --                     1
                                             -----------            ---------             ---------             ---------
 Total Assets                                 90,460,708              842,646               877,685               790,851
                                             -----------            ---------             ---------             ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                4,312                    --                    --
 Payable for fund shares purchased                18,955                   --                    --                   300
 Other liabilities                                     7                   --                    --                    --
                                             -----------            ---------             ---------             ---------
 Total Liabilities                                18,962                4,312                    --                   300
                                             -----------            ---------             ---------             ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $90,441,746             $838,334              $877,685              $790,551
                                             ===========            =========             =========             =========

(a)  From inception May 1, 2008 to December 31, 2008.

(b) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD                                    HARTFORD
                                            DISCIPLINED              GROWTH               HARTFORD           INTERNATIONAL
                                               EQUITY            OPPORTUNITIES             INDEX             SMALL COMPANY
                                              HLS FUND              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    1,371,218             1,035,197             2,198,477             1,029,926
   Class IB                                           --                    --                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Cost:
   Class IA                                  $16,238,276           $29,181,709           $70,701,011           $15,193,469
   Class IB                                           --                    --                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Market Value:
   Class IA                                  $11,594,396           $17,654,225           $41,230,060            $8,547,375
   Class IB                                           --                    --                    --                    --
   Other class                                        --                    --                    --                    --
 Due from Hartford Life and Annuity
  Insurance Company                                  317                26,960                    --                    --
 Receivable from fund shares sold                     --                    --                 1,042                 2,205
 Other assets                                          7                    --                     4                    --
                                            ------------          ------------          ------------          ------------
 Total Assets                                 11,594,720            17,681,185            41,231,106             8,549,580
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                    --                 1,042                 2,205
 Payable for fund shares purchased                   317                26,960                    --                    --
 Other liabilities                                    --                     1                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Liabilities                                   317                26,961                 1,042                 2,205
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $11,594,403           $17,654,224           $41,230,064            $8,547,375
                                            ============          ============          ============          ============

                                              HARTFORD
                                           INTERNATIONAL            HARTFORD              HARTFORD              HARTFORD
                                           OPPORTUNITIES             MIDCAP             MIDCAP VALUE          MONEY MARKET
                                              HLS FUND              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    3,879,794             3,341,328             1,788,443           126,471,186
   Class IB                                           --                    --                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Cost:
   Class IA                                  $51,624,114           $74,714,176           $20,936,700          $126,471,186
   Class IB                                           --                    --                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Market Value:
   Class IA                                  $32,595,957           $54,160,593           $10,402,729          $126,471,186
   Class IB                                           --                    --                    --                    --
   Other class                                        --                    --                    --                    --
 Due from Hartford Life and Annuity
  Insurance Company                               23,995                 6,889                 1,231                    --
 Receivable from fund shares sold                     --                    --                    --                16,294
 Other assets                                         --                    10                    --                    40
                                            ------------          ------------          ------------          ------------
 Total Assets                                 32,619,952            54,167,492            10,403,960           126,487,520
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                    --                    --                16,294
 Payable for fund shares purchased                23,995                 6,889                 1,231                    --
 Other liabilities                                     8                    --                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Liabilities                                24,003                 6,889                 1,231                16,294
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $32,595,949           $54,160,603           $10,402,729          $126,471,226
                                            ============          ============          ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                             HARTFORD               HARTFORD
                                               HARTFORD               HARTFORD            U.S. GOVERNMENT             VALUE
                                            SMALL COMPANY               STOCK               SECURITIES            OPPORTUNITIES
                                               HLS FUND               HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT (A)(C)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     2,441,284              2,527,943              1,574,531                976,470
   Class IB                                            --                     --                     --                     --
   Other class                                         --                     --                     --                     --
                                             ============            ===========            ===========            ===========
  Cost:
   Class IA                                   $38,683,496            $143,172,372           $16,822,031            $16,896,651
   Class IB                                            --                     --                     --                     --
   Other class                                         --                     --                     --                     --
                                             ============            ===========            ===========            ===========
  Market Value:
   Class IA                                   $26,871,317            $65,382,548            $16,046,908             $8,567,705
   Class IB                                            --                     --                     --                     --
   Other class                                         --                     --                     --                     --
 Due from Hartford Life and Annuity
  Insurance Company                                32,176                     --                    408                  3,772
 Receivable from fund shares sold                      --                 39,389                     --                     --
 Other assets                                           2                     14                     --                     --
                                             ------------            -----------            -----------            -----------
 Total Assets                                  26,903,495             65,421,951             16,047,316              8,571,477
                                             ------------            -----------            -----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    --                 39,389                     --                     --
 Payable for fund shares purchased                 32,176                     --                    408                  3,772
 Other liabilities                                     --                     --                     --                     --
                                             ------------            -----------            -----------            -----------
 Total Liabilities                                 32,176                 39,389                    408                  3,772
                                             ------------            -----------            -----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $26,871,319            $65,382,562            $16,046,908             $8,567,705
                                             ============            ===========            ===========            ===========

                                                                                       LORD ABBETT
                                             LORD ABBETT          LORD ABBETT            GROWTH &
                                           AMERICA'S VALUE       BOND-DEBENTURE           INCOME            MFS INVESTORS
                                              PORTFOLIO            PORTFOLIO            PORTFOLIO            TRUST SERIES
                                             SUB-ACCOUNT        SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                  --                    --                    --
   Class IB                                           --                  --                    --                    --
   Other class                                   521,019              70,133               303,312                88,963
                                             ===========            ========            ==========            ==========
  Cost:
   Class IA                                           --                  --                    --                    --
   Class IB                                           --                  --                    --                    --
   Other class                                $7,551,768            $720,181            $8,422,895            $1,570,037
                                             ===========            ========            ==========            ==========
  Market Value:
   Class IA                                           --                  --                    --                    --
   Class IB                                           --                  --                    --                    --
   Other class                                $5,225,821            $625,590            $5,238,191            $1,302,419
 Due from Hartford Life and Annuity
  Insurance Company                                  596                  --                   529                    --
 Receivable from fund shares sold                     --                   2                    --                    --
 Other assets                                         --                  --                    --                    --
                                             -----------            --------            ----------            ----------
 Total Assets                                  5,226,417             625,592             5,238,720             1,302,419
                                             -----------            --------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                   2                    --                    --
 Payable for fund shares purchased                   596                  --                   529                    --
 Other liabilities                                    --                  --                    --                    --
                                             -----------            --------            ----------            ----------
 Total Liabilities                                   596                   2                   529                    --
                                             -----------            --------            ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $5,225,821            $625,590            $5,238,191            $1,302,419
                                             ===========            ========            ==========            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

(c) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                           VAN KAMPEN -- UIF
                                              MFS NEW              MFS TOTAL             MFS VALUE           MID CAP GROWTH
                                          DISCOVERY SERIES       RETURN SERIES             SERIES              PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                                   263,424             1,477,638               203,053                60,643
                                            ============          ============          ============          ============
  Cost:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                                $3,751,629           $30,247,979            $2,080,637              $449,022
                                            ============          ============          ============          ============
  Market Value:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                                $2,167,981           $22,785,180            $1,981,796              $349,908
 Due from Hartford Life and Annuity
  Insurance Company                                7,306                    --                    --                    --
 Receivable from fund shares sold                     --                36,739                    10                     2
 Other assets                                         --                    --                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Assets                                  2,175,287            22,821,919             1,981,806               349,910
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                36,739                    10                     2
 Payable for fund shares purchased                 7,306                    --                    --                    --
 Other liabilities                                    --                     1                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Liabilities                                 7,306                36,740                    10                     2
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $2,167,981           $22,785,179            $1,981,796              $349,908
                                            ============          ============          ============          ============

                                                                  OPPENHEIMER           OPPENHEIMER
                                            U.S. MID CAP            CAPITAL                GLOBAL             OPPENHEIMER
                                               VALUE           APPRECIATION FUND      SECURITIES FUND       MAIN STREET FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                                   183,431                81,588               277,099                77,227
                                            ============          ============          ============          ============
  Cost:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                                $2,482,923            $3,217,596            $9,232,457            $1,777,912
                                            ============          ============          ============          ============
  Market Value:
   Class IA                                           --                    --                    --                    --
   Class IB                                           --                    --                    --                    --
   Other class                                $1,401,416            $2,073,956            $5,547,521            $1,113,613
 Due from Hartford Life and Annuity
  Insurance Company                                   --                   170                   513                   174
 Receivable from fund shares sold                      2                    --                    --                    --
 Other assets                                         --                    --                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Assets                                  1,401,418             2,074,126             5,548,034             1,113,787
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    2                    --                    --                    --
 Payable for fund shares purchased                    --                   170                   513                   174
 Other liabilities                                    --                    --                     1                    --
                                            ------------          ------------          ------------          ------------
 Total Liabilities                                     2                   170                   514                   174
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $1,401,416            $2,073,956            $5,547,520            $1,113,613
                                            ============          ============          ============          ============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            OPPENHEIMER            PUTNAM VT            PUTNAM VT            PUTNAM VT
                                            MAIN STREET           DIVERSIFIED          GLOBAL ASSET            GLOBAL
                                           SMALL CAP FUND         INCOME FUND        ALLOCATION FUND        EQUITY FUND
                                          SUB-ACCOUNT (A)         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                116,767              39,985               474,098
   Class IB                                         --                 97,411                  --                37,139
   Other class                                  23,507                     --                  --                    --
                                              ========             ==========            ========            ==========
  Cost:
   Class IA                                         --             $1,192,221            $737,322            $8,768,700
   Class IB                                         --                659,538                  --               377,066
   Other class                                $301,144                     --                  --                    --
                                              ========             ==========            ========            ==========
  Market Value:
   Class IA                                         --               $667,911            $434,635            $3,697,964
   Class IB                                         --                553,297                  --               287,454
   Other class                                $247,768                     --                  --                    --
 Due from Hartford Life and Annuity
  Insurance Company                                 --                     --                  --                    --
 Receivable from fund shares sold                    5                     --                  --                 3,304
 Other assets                                       --                     --                  --                    --
                                              --------             ----------            --------            ----------
 Total Assets                                  247,773              1,221,208             434,635             3,988,722
                                              --------             ----------            --------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  5                     --                  --                 3,304
 Payable for fund shares purchased                  --                     --                  --                    --
 Other liabilities                                  --                     --                  --                    --
                                              --------             ----------            --------            ----------
 Total Liabilities                                   5                     --                  --                 3,304
                                              --------             ----------            --------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $247,768             $1,221,208            $434,635            $3,985,418
                                              ========             ==========            ========            ==========

                                              PUTNAM VT             PUTNAM VT              PUTNAM VT
                                             GROWTH AND               HEALTH                 HIGH                 PUTNAM VT
                                             INCOME FUND          SCIENCES FUND           YIELD FUND             INCOME FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    1,109,719               137,409              1,664,099                892,833
   Class IB                                       90,377                    --              1,357,454                749,814
   Other class                                        --                    --                     --                     --
                                             ===========            ==========            ===========            ===========
  Cost:
   Class IA                                  $28,066,969            $1,410,150            $14,370,367            $11,356,624
   Class IB                                    2,047,057                    --             10,073,761              9,316,323
   Other class                                        --                    --                     --                     --
                                             ===========            ==========            ===========            ===========
  Market Value:
   Class IA                                  $12,806,158            $1,526,616             $8,353,776             $8,053,352
   Class IB                                    1,036,620                    --              6,760,122              6,718,336
   Other class                                        --                    --                     --                     --
 Due from Hartford Life and Annuity
  Insurance Company                                   --                    --                     --                     --
 Receivable from fund shares sold                  3,180                 4,104                    346                 23,456
 Other assets                                         --                    --                     --                     --
                                             -----------            ----------            -----------            -----------
 Total Assets                                 13,845,958             1,530,720             15,114,244             14,795,144
                                             -----------            ----------            -----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                3,180                 4,104                    346                 23,456
 Payable for fund shares purchased                    --                    --                     --                     --
 Other liabilities                                    --                    --                     --                     --
                                             -----------            ----------            -----------            -----------
 Total Liabilities                                 3,180                 4,104                    346                 23,456
                                             -----------            ----------            -----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $13,842,778            $1,526,616            $15,113,898            $14,771,688
                                             ===========            ==========            ===========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT
                                           INTERNATIONAL           PUTNAM VT             PUTNAM VT
                                             GROWTH AND          INTERNATIONAL       INTERNATIONAL NEW         PUTNAM VT
                                            INCOME FUND           EQUITY FUND        OPPORTUNITIES FUND      INVESTORS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      126,214             1,628,338                50,455               138,436
   Class IB                                           --               416,282                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Cost:
   Class IA                                   $1,796,727           $26,974,964              $941,329            $1,675,873
   Class IB                                           --             6,184,140                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Market Value:
   Class IA                                     $908,738           $14,589,910              $588,816              $967,670
   Class IB                                           --             3,700,746                    --                    --
   Other class                                        --                    --                    --                    --
 Due from Hartford Life and Annuity
  Insurance Company                                   --                    --                    --                    --
 Receivable from fund shares sold                     --                 9,205                     6                 5,530
 Other assets                                         --                     1                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Assets                                    908,738            18,299,862               588,822               973,200
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                 9,205                     6                 5,530
 Payable for fund shares purchased                    --                    --                    --                    --
 Other liabilities                                    --                    --                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Liabilities                                    --                 9,205                     6                 5,530
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                   $908,738           $18,290,657              $588,816              $967,670
                                            ============          ============          ============          ============


                                             PUTNAM VT             PUTNAM VT             PUTNAM VT             PUTNAM VT
                                               MONEY                  NEW                   NEW              OTC & EMERGING
                                            MARKET FUND        OPPORTUNITIES FUND        VALUE FUND           GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      202,497               556,119               198,790                98,469
   Class IB                                           --                63,981                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Cost:
   Class IA                                     $202,497           $16,613,295            $2,400,829            $1,627,043
   Class IB                                           --             1,072,683                    --                    --
   Other class                                        --                    --                    --                    --
                                            ============          ============          ============          ============
  Market Value:
   Class IA                                     $202,497            $7,335,210            $1,335,871              $447,047
   Class IB                                           --               830,467                    --                    --
   Other class                                        --                    --                    --                    --
 Due from Hartford Life and Annuity
  Insurance Company                                   --                    --                    --                    --
 Receivable from fund shares sold                     --                   229                    --                    --
 Other assets                                         --                    --                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Assets                                    202,497             8,165,906             1,335,871               447,047
                                            ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                   229                    --                    --
 Payable for fund shares purchased                    --                    --                    --                    --
 Other liabilities                                    --                    --                    --                    --
                                            ------------          ------------          ------------          ------------
 Total Liabilities                                    --                   229                    --                    --
                                            ------------          ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                   $202,497            $8,165,677            $1,335,871              $447,047
                                            ============          ============          ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT              PUTNAM VT                PUTNAM VT
                                             SMALL CAP          THE GEORGE PUTNAM      UTILITIES GROWTH AND         PUTNAM VT
                                            VALUE FUND           FUND OF BOSTON             INCOME FUND             VISTA FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                184,910                   94,921                 68,825
   Class IB                                     399,015                     --                       --                     --
   Other class                                       --                     --                       --                     --
                                            ===========            ===========              ===========             ==========
  Cost:
   Class IA                                          --             $1,928,936               $1,581,514             $1,210,522
   Class IB                                  $7,591,357                     --                       --                     --
   Other class                                       --                     --                       --                     --
                                            ===========            ===========              ===========             ==========
  Market Value:
   Class IA                                          --             $1,063,234               $1,358,315               $585,012
   Class IB                                  $3,403,598                     --                       --                     --
   Other class                                       --                     --                       --                     --
 Due from Hartford Life and Annuity
  Insurance Company                               1,610                     --                       --                     --
 Receivable from fund shares sold                    --                     --                       --                  5,489
 Other assets                                        --                     --                       --                     --
                                            -----------            -----------              -----------             ----------
 Total Assets                                 3,405,208              1,063,234                1,358,315                590,501
                                            -----------            -----------              -----------             ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                     --                       --                  5,489
 Payable for fund shares purchased                1,610                     --                       --                     --
 Other liabilities                                   --                     --                       --                     --
                                            -----------            -----------              -----------             ----------
 Total Liabilities                                1,610                     --                       --                  5,489
                                            -----------            -----------              -----------             ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $3,403,598             $1,063,234               $1,358,315               $585,012
                                            ===========            ===========              ===========             ==========

                                                                                                               VAN KAMPEN
                                                                    PUTNAM VT             PUTNAM VT         LIFE INVESTMENT
                                             PUTNAM VT               CAPITAL               EQUITY            TRUST COMSTOCK
                                            VOYAGER FUND       OPPORTUNITIES FUND        INCOME FUND           PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      745,721                    --                    --                    --
   Class IB                                       55,181               383,972               436,020                    --
   Other class                                        --                    --                    --             1,451,157
                                            ============           ===========           ===========          ============
  Cost:
   Class IA                                  $37,188,141                    --                    --                    --
   Class IB                                    1,428,356            $5,729,707            $5,588,729                    --
   Other class                                        --                    --                    --           $19,358,556
                                            ============           ===========           ===========          ============
  Market Value:
   Class IA                                  $15,018,826                    --                    --                    --
   Class IB                                    1,102,509            $3,375,113            $4,216,312                    --
   Other class                                        --                    --                    --           $11,928,514
 Due from Hartford Life and Annuity
  Insurance Company                                   --                     7                   196                10,914
 Receivable from fund shares sold                  6,450                    --                    --                    --
 Other assets                                         --                    --                    --                    --
                                            ------------           -----------           -----------          ------------
 Total Assets                                 16,127,785             3,375,120             4,216,508            11,939,428
                                            ------------           -----------           -----------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                6,450                    --                    --                    --
 Payable for fund shares purchased                    --                     7                   196                10,914
 Other liabilities                                    --                    --                    --                     1
                                            ------------           -----------           -----------          ------------
 Total Liabilities                                 6,450                     7                   196                10,915
                                            ------------           -----------           -----------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $16,121,335            $3,375,113            $4,216,312           $11,928,513
                                            ============           ===========           ===========          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL 1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                      UNITS                MINIMUM                    MAXIMUM
                                                     OWNED BY                UNIT                       UNIT           CONTRACT
                                                   PARTICIPANTS          FAIR VALUE #               FAIR VALUE #       LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED LIFE CONTRACTS (BY SUB-ACCOUNT):
AllianceBernstein VPS International Value
 Portfolio -- Class B                                1,602,576             $6.074134        to        $6.074134        $9,734,259
AllianceBernstein VPS Small/Mid-Cap Value
 Portfolio -- Class B                                  741,924              7.489616        to         7.489616         5,556,724
AllianceBernstein VPS International Growth
 Portfolio -- Class B                                  390,722              5.989175        to         5.989175         2,340,105
AIM V.I. Capital Appreciation Fund -- Class
 S1                                                    204,743              7.254268        to         7.254268         1,485,259
AIM V.I. Core Equity Fund -- Class S1                  141,615             10.957579        to        10.957579         1,551,758
AIM V.I. International Growth Fund -- Class
 S1                                                     54,856              6.495072        to         6.495072           356,296
AIM V.I. Mid Cap Core Equity Fund -- Class
 S1                                                  1,093,334             12.155426        to        12.155426        13,289,938
AIM V.I. Small Cap Equity Fund -- Class S1             195,093              8.853684        to         8.853684         1,727,293
AIM V.I. Capital Development Fund -- Class
 S1                                                    118,371              7.052376        to         7.052376           834,800
American Funds Asset Allocation Fund -- Class
 2                                                   5,614,716             11.262300        to        11.262300        63,234,615
American Funds Blue Chip Income and Growth
 Fund -- Class 2                                     3,206,911             10.382553        to        10.382553        33,295,926
American Funds Bond Fund -- Class 2                  4,604,691             11.107228        to        11.107228        51,145,347
American Funds Global Growth Fund -- Class 2        40,130,537              1.058316        to         1.058316        42,470,789
American Funds Growth Fund -- Class 2               189,655,749             0.742443        to         0.742443       140,808,583
American Funds Growth-Income Fund -- Class 2        135,621,416             0.952901        to         0.952901       129,233,783
American Funds International Fund -- Class 2         3,509,365             15.043908        to        15.043908        52,794,571
American Funds New World Fund -- Class 2             1,275,691             18.002579        to        18.002579        22,965,729
American Funds Global Small Capitalization
 Fund -- Class 2                                    16,823,811              1.147402        to         1.147402        19,303,674
Fidelity VIP Asset Manager Portfolio -- Class
 INIT                                                  743,264              1.871681        to         1.871681         1,391,153
Fidelity VIP Equity Income Fund Portfolio --
 Class INIT                                         13,017,857              1.919982        to         1.919982        24,994,051
Fidelity VIP Equity Income Fund Portfolio --
 Class SRV2                                            457,403              7.215315        to         7.215315         3,300,309
Fidelity VIP Contrafund Portfolio -- Class
 SRV2                                                2,797,455              8.007735        to         8.007735        22,401,277
Fidelity VIP Overseas Portfolio -- Class
 INIT                                                1,134,846              1.673907        to         1.673907         1,899,627
Fidelity VIP Mid Cap Portfolio -- Class SRV2         1,742,992              8.324310        to         8.324310        14,509,208
Fidelity VIP Freedom 2010 Portfolio -- Class
 SRV2                                                   35,646              7.810650        to         7.810650           278,415
Fidelity VIP Freedom 2020 Portfolio -- Class
 SRV2                                                   31,464              7.169550        to         7.169550           225,584
Fidelity VIP Freedom 2030 Portfolio -- Class
 SRV2                                                    6,844              6.707483        to         6.707483            45,903
Franklin Income Securities Fund -- Class 2           2,983,512              8.351913        to         8.351913        24,918,032
Franklin Small Cap Value Securities Fund --
 Class 2                                             1,504,562             12.530774        to        12.530774        18,853,326
Franklin Strategic Income Securities Fund --
 Class 1                                               192,923              8.855462        to         8.855462         1,708,421
Mutual Shares Securities Fund -- Class 2             3,323,687             10.912235        to        10.912235        36,268,854
Templeton Growth Securities Fund -- Class 2          1,136,464              6.895852        to         6.895852         7,836,891
Mutual Discovery Securities Fund -- Class 2          1,677,235              9.148724        to         9.148724        15,344,558
Templeton Global Income Securities Fund --
 Class 2                                               818,967             11.691131        to        11.691131         9,574,652
Hartford Advisers HLS Fund -- Class IA              31,141,455              2.329770        to         2.329770        72,552,427
Hartford Total Return Bond HLS Fund -- Class
 IA                                                 47,985,924              2.284046        to         2.284046       109,602,057
Hartford Capital Appreciation HLS Fund --
 Class IA                                           35,247,202              4.175508        to         4.175508       147,174,973
Hartford Dividend and Growth HLS Fund --
 Class IA                                           30,391,567              2.975883        to         2.975883        90,441,746
Hartford Global Advisers HLS Fund -- Class
 IA                                                    694,602              1.206928        to         1.206928           838,334
Hartford Global Equity HLS Fund -- Class IA            143,976              6.096042        to         6.096042           877,685
Hartford Global Growth HLS Fund -- Class IA          1,029,113              0.768187        to         0.768187           790,551
Hartford Disciplined Equity HLS Fund -- Class
 IA                                                 11,115,471              1.043087        to         1.043087        11,594,403
Hartford Growth Opportunities HLS Fund --
 Class IA                                            1,359,332             12.987431        to        12.987431        17,654,224
Hartford Index HLS Fund -- Class IA                 16,554,257              2.490602        to         2.490602        41,230,064
Hartford International Small Company HLS Fund
 -- Class IA                                           588,463             14.524923        to        14.524923         8,547,375
Hartford International Opportunities HLS Fund
 -- Class IA                                        15,036,419              2.167800        to         2.167800        32,595,949
Hartford MidCap HLS Fund -- Class IA                19,984,268              2.710162        to         2.710162        54,160,603
Hartford MidCap Value HLS Fund -- Class IA             896,735             11.600671        to        11.600671        10,402,729
Hartford Money Market HLS Fund -- Class IA          70,437,691              1.795505        to         1.795505       126,471,226
Hartford Small Company HLS Fund -- Class IA         17,770,074              1.512167        to         1.512167        26,871,319
Hartford Stock HLS Fund -- Class IA                 28,223,648              2.316588        to         2.316588        65,382,562
Hartford U.S. Government Securities HLS Fund
 -- Class IA                                         1,611,560              9.957373        to         9.957373        16,046,908
Hartford Value Opportunities HLS Fund --
 Class IA                                              821,886             10.424442        to        10.424442         8,567,705
Lord Abbett America's Value Portfolio --
 Class VC                                              598,557              8.730699        to         8.730699         5,225,821
Lord Abbett Bond-Debenture Portfolio -- Class
 VC                                                     74,185              8.432890        to         8.432890           625,590
Lord Abbett Growth & Income Portfolio --
 Class VC                                              654,919              7.998229        to         7.998229         5,238,191
MFS Investors Trust Series -- Class INIT               149,591              8.706510        to         8.706510         1,302,419
MFS New Discovery Series -- Class INIT                 226,626              9.566346        to         9.566346         2,167,981
MFS Total Return Series -- Class INIT                2,034,439             11.199735        to        11.199735        22,785,179

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL 1

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                      UNITS                MINIMUM                    MAXIMUM
                                                     OWNED BY                UNIT                       UNIT           CONTRACT
                                                   PARTICIPANTS          FAIR VALUE #               FAIR VALUE #       LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Series -- Class INIT                         268,898             $7.370068        to        $7.370068        $1,981,796
Van Kampen -- UIF Mid Cap Growth Portfolio --
 Class II                                               59,212              5.909437        to         5.909437           349,908
U.S. Mid Cap Value -- Class II                         222,373              6.302084        to         6.302084         1,401,416
Oppenheimer Capital Appreciation Fund --
 Class SRV                                             298,920              6.938164        to         6.938164         2,073,956
Oppenheimer Global Securities Fund -- Class
 SRV                                                   697,204              7.956807        to         7.956807         5,547,520
Oppenheimer Main Street Fund -- Class SRV              146,474              7.602822        to         7.602822         1,113,613
Oppenheimer Main Street Small Cap Fund --
 Class SRV                                              36,241              6.836775        to         6.836775           247,768
Putnam VT Diversified Income Fund -- Class
 IA                                                     44,620             14.968756        to        14.968756           667,911
Putnam VT Diversified Income Fund -- Class
 IB                                                     76,940              7.191250        to         7.191250           553,297
Putnam VT Global Asset Allocation Fund --
 Class IA                                               21,967             19.786145        to        19.786145           434,635
Putnam VT Global Equity Fund -- Class IA               207,202             17.847130        to        17.847130         3,697,964
Putnam VT Global Equity Fund -- Class IB                27,320             10.521629        to        10.521629           287,454
Putnam VT Growth and Income Fund -- Class IA           594,368             21.545827        to        21.545827        12,806,158
Putnam VT Growth and Income Fund -- Class IB           116,863              8.870392        to         8.870392         1,036,620
Putnam VT Health Sciences Fund -- Class IA             128,139             11.913774        to        11.913774         1,526,616
Putnam VT High Yield Fund -- Class IA                  434,652             19.219456        to        19.219456         8,353,776
Putnam VT High Yield Fund -- Class IB                  645,728             10.468992        to        10.468992         6,760,122
Putnam VT Income Fund -- Class IA                      470,042             17.133269        to        17.133269         8,053,351
Putnam VT Income Fund -- Class IB                      754,686              8.902167        to         8.902167         6,718,337
Putnam VT International Growth and Income
 Fund -- Class IA                                       75,590             12.021934        to        12.021934           908,738
Putnam VT International Equity Fund -- Class
 IA                                                  1,187,744             12.283717        to        12.283717        14,589,911
Putnam VT International Equity Fund -- Class
 IB                                                    308,976             11.977464        to        11.977464         3,700,746
Putnam VT International New Opportunities
 Fund -- Class IA                                       52,541             11.206894        to        11.206894           588,816
Putnam VT Investors Fund -- Class IA                   137,322              7.046749        to         7.046749           967,670
Putnam VT Money Market Fund -- Class IA                112,744              1.796082        to         1.796082           202,497
Putnam VT New Opportunities Fund -- Class IA           460,582             15.925954        to        15.925954         7,335,210
Putnam VT New Opportunities Fund -- Class IB            84,489              9.829288        to         9.829288           830,467
Putnam VT New Value Fund -- Class IA                   116,609             11.455993        to        11.455993         1,335,871
Putnam VT OTC & Emerging Growth Fund -- Class
 IA                                                     91,129              4.905646        to         4.905646           447,047
Putnam VT Small Cap Value Fund -- Class IB             544,907              6.246201        to         6.246201         3,403,598
Putnam VT The George Putnam Fund of Boston --
 Class IA                                              110,984              9.580101        to         9.580101         1,063,234
Putnam VT Utilities Growth and Income Fund --
 Class IA                                               51,166             26.547468        to        26.547468         1,358,315
Putnam VT Vista Fund -- Class IA                        75,543              7.744085        to         7.744085           585,012
Putnam VT Voyager Fund -- Class IA                     697,318             21.538000        to        21.538000        15,018,826
Putnam VT Voyager Fund -- Class IB                     126,419              8.721088        to         8.721088         1,102,509
Putnam VT Capital Opportunities Fund -- Class
 IB                                                    319,244             10.572218        to        10.572218         3,375,113
Putnam VT Equity Income Fund -- Class IB               372,379             11.322627        to        11.322627         4,216,312
Van Kampen Life Investment Trust Comstock
 Portfolio -- Class II                               1,579,258              7.553239        to         7.553239        11,928,513

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS        AIM V.I.
                                            INTERNATIONAL          SMALL/MID-CAP          INTERNATIONAL             CAPITAL
                                           VALUE PORTFOLIO        VALUE PORTFOLIO       GROWTH PORTFOLIO       APPRECIATION FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $122,828                $30,074                   $ --                   $ --
                                             -----------            -----------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (71,371)               (19,655)               (54,702)                 1,585
 Net realized gain on distributions              878,749                708,311                 48,447                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (10,751,280)            (3,632,053)            (1,774,297)              (963,907)
                                             -----------            -----------            -----------            -----------
  Net gain (loss) on investments              (9,943,902)            (2,943,397)            (1,780,552)              (962,322)
                                             -----------            -----------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $(9,821,074)           $(2,913,323)           $(1,780,552)             $(962,322)
                                             ===========            ===========            ===========            ===========

                                              AIM V.I.               AIM V.I.               AIM V.I.               AIM V.I.
                                                CORE               INTERNATIONAL          MID CAP CORE             SMALL CAP
                                             EQUITY FUND            GROWTH FUND            EQUITY FUND            EQUITY FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT (A)          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $44,434                 $2,332               $264,569                   $ --
                                             -----------            -----------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (4,708)                    59               (135,611)                (6,594)
 Net realized gain on distributions                   --                  5,639              1,924,026                  6,940
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (637,599)               (71,234)            (7,272,250)              (647,809)
                                             -----------            -----------            -----------            -----------
  Net gain (loss) on investments                (642,307)               (65,536)            (5,483,835)              (647,463)
                                             -----------            -----------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations            $(597,873)              $(63,204)           $(5,219,266)             $(647,463)
                                             ===========            ===========            ===========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                           AMERICAN FUNDS
                                               AIM V.I.             AMERICAN FUNDS            BLUE CHIP
                                               CAPITAL                  ASSET                INCOME AND           AMERICAN FUNDS
                                           DEVELOPMENT FUND        ALLOCATION FUND           GROWTH FUND            BOND FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                            $ --              $2,062,706               $914,812            $3,129,287
                                            --------------          --------------          -------------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (40,413)               (566,358)                20,119              (140,569)
 Net realized gain on distributions                162,177               3,238,315              2,973,663               143,372
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (863,707)            (31,560,930)           (22,676,450)           (8,588,408)
                                            --------------          --------------          -------------          ------------
  Net gain (loss) on investments                  (741,943)            (28,888,973)           (19,682,668)           (8,585,605)
                                            --------------          --------------          -------------          ------------
  Net increase (decrease) in net
   assets resulting from operations              $(741,943)           $(26,826,267)          $(18,767,856)          $(5,456,318)
                                            ==============          ==============          =============          ============


                                           AMERICAN FUNDS
                                               GLOBAL             AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS
                                             GROWTH FUND            GROWTH FUND        GROWTH-INCOME FUND     INTERNATIONAL FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $1,064,959             $1,709,457             $3,092,865             $1,456,544
                                            -------------          -------------          -------------          -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (286,208)              (113,470)              (355,575)              (106,543)
 Net realized gain on distributions             4,874,931             22,937,440             11,681,841             10,011,385
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (32,247,700)          (132,229,540)           (93,334,897)           (49,467,396)
                                            -------------          -------------          -------------          -------------
  Net gain (loss) on investments              (27,658,977)          (109,405,570)           (82,008,631)           (39,562,554)
                                            -------------          -------------          -------------          -------------
  Net increase (decrease) in net
   assets resulting from operations          $(26,594,018)         $(107,696,113)          $(78,915,766)          $(38,106,010)
                                            =============          =============          =============          =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                           FIDELITY VIP
                                                                 AMERICAN FUNDS       FIDELITY VIP            EQUITY
                                           AMERICAN FUNDS         GLOBAL SMALL        ASSET MANAGER        INCOME FUND
                                           NEW WORLD FUND     CAPITALIZATION FUND       PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $501,503                  $ --            $48,935            $1,033,969
                                            ------------          ------------          ---------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (439,055)             (453,571)           (77,250)           (1,215,901)
 Net realized gain on distributions            2,688,812             4,506,709            219,483                44,395
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (19,950,463)          (26,579,838)          (824,947)          (21,753,015)
                                            ------------          ------------          ---------          ------------
  Net gain (loss) on investments             (17,700,706)          (22,526,700)          (682,714)          (22,924,521)
                                            ------------          ------------          ---------          ------------
  Net increase (decrease) in net
   assets resulting from operations         $(17,199,203)         $(22,526,700)         $(633,779)         $(21,890,552)
                                            ============          ============          =========          ============


                                            FIDELITY VIP         FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                             CONTRAFUND            OVERSEAS              MID CAP           FREEDOM 2010
                                             PORTFOLIO             PORTFOLIO            PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $257,205              $74,090              $44,974             $9,076
                                            ------------          -----------          -----------           --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (1,686)             (46,000)             (42,310)             3,462
 Net realized gain on distributions              746,062              353,301            2,841,567              8,568
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (16,262,432)          (1,936,522)         (11,716,108)           (70,949)
                                            ------------          -----------          -----------           --------
  Net gain (loss) on investments             (15,518,056)          (1,629,221)          (8,916,851)           (58,919)
                                            ------------          -----------          -----------           --------
  Net increase (decrease) in net
   assets resulting from operations         $(15,260,851)         $(1,555,131)         $(8,871,877)          $(49,843)
                                            ============          ===========          ===========           ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                             FRANKLIN
                                           FIDELITY VIP         FIDELITY VIP           FRANKLIN             SMALL CAP
                                           FREEDOM 2020         FREEDOM 2030            INCOME                VALUE
                                             PORTFOLIO           PORTFOLIO         SECURITIES FUND       SECURITIES FUND
                                          SUB-ACCOUNT (A)     SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $6,622              $1,312             $1,554,156              $281,292
                                             ---------            --------           ------------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (28)                 (6)               (34,830)              (47,401)
 Net realized gain on distributions              7,920               2,613                650,761             1,948,180
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (44,791)             (5,590)           (12,261,829)          (11,231,764)
                                             ---------            --------           ------------          ------------
  Net gain (loss) on investments               (36,899)             (2,983)           (11,645,898)           (9,330,985)
                                             ---------            --------           ------------          ------------
  Net increase (decrease) in net
   assets resulting from operations           $(30,277)            $(1,671)          $(10,091,742)          $(9,049,693)
                                             =========            ========           ============          ============

                                             FRANKLIN
                                             STRATEGIC                                  TEMPLETON
                                              INCOME            MUTUAL SHARES            GROWTH          MUTUAL DISCOVERY
                                          SECURITIES FUND      SECURITIES FUND       SECURITIES FUND      SECURITIES FUND
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $3,022             $1,455,882             $180,525             $406,527
                                             ---------           ------------          -----------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (3,430)               (79,745)             (30,277)             (47,119)
 Net realized gain on distributions                105              2,070,752              711,379              761,610
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (75,535)           (24,378,417)          (6,220,830)          (6,725,842)
                                             ---------           ------------          -----------          -----------
  Net gain (loss) on investments               (78,860)           (22,387,410)          (5,539,728)          (6,011,351)
                                             ---------           ------------          -----------          -----------
  Net increase (decrease) in net
   assets resulting from operations           $(75,838)          $(20,931,528)         $(5,359,203)         $(5,604,824)
                                             =========           ============          ===========          ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                         HARTFORD          HARTFORD
                                             TEMPLETON             HARTFORD               TOTAL             CAPITAL
                                           GLOBAL INCOME           ADVISERS            RETURN BOND       APPRECIATION
                                          SECURITIES FUND          HLS FUND              HLS FUND          HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $255,674             $2,927,136            $8,002,571         $4,106,877
                                             ---------           ------------          ------------      -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   3,565             (1,119,368)             (407,926)        (1,451,504)
 Net realized gain on distributions                 --                594,307                    --         22,411,261
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (20,114)           (37,053,478)          (17,107,193)      (150,922,337)
                                             ---------           ------------          ------------      -------------
  Net gain (loss) on investments               (16,549)           (37,578,539)          (17,515,119)      (129,962,580)
                                             ---------           ------------          ------------      -------------
  Net increase (decrease) in net
   assets resulting from operations           $239,125           $(34,651,403)          $(9,512,548)     $(125,855,703)
                                             =========           ============          ============      =============

                                              HARTFORD             HARTFORD
                                              DIVIDEND              GLOBAL              HARTFORD             HARTFORD
                                             AND GROWTH            ADVISERS          GLOBAL EQUITY        GLOBAL GROWTH
                                              HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (A)(B)      SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $2,689,376             $51,304               $8,155               $8,965
                                            ------------          ----------           ----------           ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (198,693)              5,892              278,653              (75,684)
 Net realized gain on distributions            2,434,830              20,380                   --               55,396
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (48,345,025)           (513,736)            (914,449)            (943,022)
                                            ------------          ----------           ----------           ----------
  Net gain (loss) on investments             (46,108,888)           (487,464)            (635,796)            (963,310)
                                            ------------          ----------           ----------           ----------
  Net increase (decrease) in net
   assets resulting from operations         $(43,419,512)          $(436,160)           $(627,641)           $(954,345)
                                            ============          ==========           ==========           ==========

(a)  From inception May 1, 2008 to December 31, 2008.

(b) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              HARTFORD                HARTFORD                                       HARTFORD
                                             DISCIPLINED               GROWTH                 HARTFORD             INTERNATIONAL
                                               EQUITY              OPPORTUNITIES               INDEX               SMALL COMPANY
                                              HLS FUND                HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $185,718                $101,855              $1,224,231               $156,618
                                             -----------            ------------            ------------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (6,635)                (70,857)               (564,963)               (81,318)
 Net realized gain on distributions            1,476,745                 994,740               1,372,644                366,304
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (8,481,125)            (14,606,566)            (26,815,776)            (6,868,284)
                                             -----------            ------------            ------------            -----------
  Net gain (loss) on investments              (7,011,015)            (13,682,683)            (26,008,095)            (6,583,298)
                                             -----------            ------------            ------------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $(6,825,297)           $(13,580,828)           $(24,783,864)           $(6,426,680)
                                             ===========            ============            ============            ===========

                                               HARTFORD
                                            INTERNATIONAL              HARTFORD               HARTFORD               HARTFORD
                                            OPPORTUNITIES               MIDCAP              MIDCAP VALUE           MONEY MARKET
                                               HLS FUND                HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $1,047,374                $402,417               $108,545            $2,203,791
                                             ------------            ------------            -----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (52,833)             (1,496,784)              (142,909)                   --
 Net realized gain on distributions             1,920,331               3,720,542              3,058,907                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (26,610,728)            (33,873,348)            (9,820,236)                   --
                                             ------------            ------------            -----------            ----------
  Net gain (loss) on investments              (24,743,230)            (31,649,590)            (6,904,238)                   --
                                             ------------            ------------            -----------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $(23,695,856)           $(31,247,173)           $(6,795,693)           $2,203,791
                                             ============            ============            ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                         HARTFORD             HARTFORD
                                              HARTFORD              HARTFORD          U.S. GOVERNMENT           VALUE
                                           SMALL COMPANY             STOCK              SECURITIES          OPPORTUNITIES
                                              HLS FUND              HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT (A)(C)       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $39,653            $1,993,423           $1,191,679             $268,830
                                            ------------          ------------          -----------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (180,216)           (1,374,886)          (2,200,903)            (618,355)
 Net realized gain on distributions              132,229               599,178                   --               94,989
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (18,583,787)          (52,246,236)             519,713           (6,504,738)
                                            ------------          ------------          -----------          -----------
  Net gain (loss) on investments             (18,631,774)          (53,021,944)          (1,681,190)          (7,028,104)
                                            ------------          ------------          -----------          -----------
  Net increase (decrease) in net
   assets resulting from operations         $(18,592,121)         $(51,028,521)           $(489,511)         $(6,759,274)
                                            ============          ============          ===========          ===========

                                                                                   LORD ABBETT
                                            LORD ABBETT        LORD ABBETT          GROWTH &
                                          AMERICA'S VALUE     BOND-DEBENTURE         INCOME           MFS INVESTORS
                                             PORTFOLIO          PORTFOLIO           PORTFOLIO         TRUST SERIES
                                            SUB-ACCOUNT      SUB-ACCOUNT (A)       SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $254,248           $46,100             $106,837             $5,207
                                            -----------          --------          -----------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (9,461)               70              (17,125)            (3,839)
 Net realized gain on distributions             152,597             1,751               25,011             42,991
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (2,148,186)          (94,591)          (2,915,708)          (289,887)
                                            -----------          --------          -----------          ---------
  Net gain (loss) on investments             (2,005,050)          (92,770)          (2,907,822)          (250,735)
                                            -----------          --------          -----------          ---------
  Net increase (decrease) in net
   assets resulting from operations         $(1,750,802)         $(46,670)         $(2,800,985)         $(245,528)
                                            ===========          ========          ===========          =========

(a)  From inception May 1, 2008 to December 31, 2008.

(c) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                             VAN KAMPEN -- UIF
                                               MFS NEW               MFS TOTAL             MFS VALUE           MID CAP GROWTH
                                          DISCOVERY SERIES         RETURN SERIES             SERIES              PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $ --               $901,769                 $ --                  $438
                                             -----------            -----------             --------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (107,769)              (593,204)                 (97)                 (292)
 Net realized gain on distributions              595,029              1,786,121                   --                16,689
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,957,826)            (9,240,663)             (98,841)              (99,114)
                                             -----------            -----------             --------              --------
  Net gain (loss) on investments              (1,470,566)            (8,047,746)             (98,938)              (82,717)
                                             -----------            -----------             --------              --------
  Net increase (decrease) in net
   assets resulting from operations          $(1,470,566)           $(7,145,977)            $(98,938)             $(82,279)
                                             ===========            ===========             ========              ========

                                                                    OPPENHEIMER            OPPENHEIMER
                                            U.S. MID CAP              CAPITAL                GLOBAL               OPPENHEIMER
                                                VALUE            APPRECIATION FUND       SECURITIES FUND       MAIN STREET FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $8,931                   $ --                $86,206               $15,080
                                             -----------            -----------            -----------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (17,013)                 1,647                (31,501)               (6,467)
 Net realized gain on distributions              374,481                     --                462,260                79,262
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,037,077)            (1,572,185)            (4,062,733)             (733,004)
                                             -----------            -----------            -----------             ---------
  Net gain (loss) on investments                (679,609)            (1,570,538)            (3,631,974)             (660,209)
                                             -----------            -----------            -----------             ---------
  Net increase (decrease) in net
   assets resulting from operations            $(670,678)           $(1,570,538)           $(3,545,768)            $(645,129)
                                             ===========            ===========            ===========             =========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            OPPENHEIMER            PUTNAM VT            PUTNAM VT             PUTNAM VT
                                            MAIN STREET           DIVERSIFIED         GLOBAL ASSET             GLOBAL
                                           SMALL CAP FUND         INCOME FUND        ALLOCATION FUND         EQUITY FUND
                                          SUB-ACCOUNT (A)         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --               $58,966              $27,218               $172,768
                                              --------             ---------            ---------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      81               (19,751)             (21,066)              (373,450)
 Net realized gain on distributions                 --                    --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (53,376)             (461,966)            (240,468)            (3,279,140)
                                              --------             ---------            ---------            -----------
  Net gain (loss) on investments               (53,295)             (481,717)            (261,534)            (3,652,590)
                                              --------             ---------            ---------            -----------
  Net increase (decrease) in net
   assets resulting from operations           $(53,295)            $(422,751)           $(234,316)           $(3,479,822)
                                              ========             =========            =========            ===========

                                              PUTNAM VT             PUTNAM VT             PUTNAM VT
                                             GROWTH AND              HEALTH                 HIGH                 PUTNAM VT
                                             INCOME FUND          SCIENCES FUND          YIELD FUND             INCOME FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $490,001                 $ --             $1,810,568             $1,496,885
                                             -----------            ---------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (256,613)              64,138               (170,028)              (416,055)
 Net realized gain on distributions            3,580,634               18,721                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (12,800,737)            (436,475)            (7,004,536)            (6,003,403)
                                             -----------            ---------            -----------            -----------
  Net gain (loss) on investments              (9,476,716)            (353,616)            (7,174,564)            (6,419,458)
                                             -----------            ---------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $(8,986,715)           $(353,616)           $(5,363,996)           $(4,922,573)
                                             ===========            =========            ===========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            PUTNAM VT
                                          INTERNATIONAL          PUTNAM VT             PUTNAM VT
                                            GROWTH AND         INTERNATIONAL       INTERNATIONAL NEW       PUTNAM VT
                                           INCOME FUND          EQUITY FUND       OPPORTUNITIES FUND    INVESTORS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $31,882              $651,435             $18,096              $8,378
                                            ----------          ------------           ---------           ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (30,060)             (154,872)           (115,482)           (119,741)
 Net realized gain on distributions            296,902             4,426,247                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (1,115,602)          (19,477,623)           (389,690)           (612,320)
                                            ----------          ------------           ---------           ---------
  Net gain (loss) on investments              (848,760)          (15,206,248)           (505,172)           (732,061)
                                            ----------          ------------           ---------           ---------
  Net increase (decrease) in net
   assets resulting from operations          $(816,878)         $(14,554,813)          $(487,076)          $(723,683)
                                            ==========          ============           =========           =========


                                          PUTNAM VT          PUTNAM VT            PUTNAM VT           PUTNAM VT
                                            MONEY               NEW                  NEW           OTC & EMERGING
                                         MARKET FUND    OPPORTUNITIES FUND       VALUE FUND          GROWTH FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $6,221              $33,410              $53,229               $ --
                                            ------          -----------          -----------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  --           (2,157,116)             (97,015)          (505,266)
 Net realized gain on distributions             --                   --              537,144                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      --           (3,496,532)          (1,789,053)            89,576
                                            ------          -----------          -----------          ---------
  Net gain (loss) on investments                --           (5,653,648)          (1,348,924)          (415,690)
                                            ------          -----------          -----------          ---------
  Net increase (decrease) in net
   assets resulting from operations         $6,221          $(5,620,238)         $(1,295,695)         $(415,690)
                                            ======          ===========          ===========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT            PUTNAM VT             PUTNAM VT
                                             SMALL CAP        THE GEORGE PUTNAM    UTILITIES GROWTH AND      PUTNAM VT
                                            VALUE FUND          FUND OF BOSTON         INCOME FUND           VISTA FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $61,654              $85,365               $47,332                 $ --
                                            -----------           ----------            ----------           ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (809)             (37,651)               20,867             (151,321)
 Net realized gain on distributions           1,079,638              154,921                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (3,237,896)            (988,627)             (710,797)            (377,700)
                                            -----------           ----------            ----------           ----------
  Net gain (loss) on investments             (2,159,067)            (871,357)             (689,930)            (529,021)
                                            -----------           ----------            ----------           ----------
  Net increase (decrease) in net
   assets resulting from operations         $(2,097,413)           $(785,992)            $(642,598)           $(529,021)
                                            ===========           ==========            ==========           ==========

                                                                                                              VAN KAMPEN
                                                                    PUTNAM VT             PUTNAM VT         LIFE INVESTMENT
                                             PUTNAM VT               CAPITAL               EQUITY           TRUST COMSTOCK
                                            VOYAGER FUND       OPPORTUNITIES FUND        INCOME FUND           PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $60,366               $20,871               $97,568             $306,194
                                            ------------           -----------           -----------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (2,672,415)               (5,786)               (5,377)              (3,669)
 Net realized gain on distributions                   --               254,474               233,848              752,011
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (7,348,903)           (2,058,033)           (2,080,064)          (7,167,414)
                                            ------------           -----------           -----------          -----------
  Net gain (loss) on investments             (10,021,318)           (1,809,345)           (1,851,593)          (6,419,072)
                                            ------------           -----------           -----------          -----------
  Net increase (decrease) in net
   assets resulting from operations          $(9,960,952)          $(1,788,474)          $(1,754,025)         $(6,112,878)
                                            ============           ===========           ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS       AIM V.I.
                                            INTERNATIONAL           SMALL/MID-CAP          INTERNATIONAL           CAPITAL
                                           VALUE PORTFOLIO         VALUE PORTFOLIO       GROWTH PORTFOLIO     APPRECIATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $122,828                $30,074                   $ --                 $ --
 Net realized gain (loss) on security
  transactions                                    (71,371)               (19,655)               (54,702)               1,585
 Net realized gain on distributions               878,749                708,311                 48,447                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (10,751,280)            (3,632,053)            (1,774,297)            (963,907)
                                             ------------            -----------            -----------           ----------
 Net increase (decrease) in net assets
  resulting from operations                    (9,821,074)            (2,913,323)            (1,780,552)            (962,322)
                                             ------------            -----------            -----------           ----------
UNIT TRANSACTIONS:
 Purchases                                      3,412,402              1,922,319                758,884              580,452
 Net transfers                                  2,695,156                579,995              1,711,822              236,662
 Surrenders for benefit payments and
  fees                                           (240,177)              (157,041)               (49,137)             (31,775)
 Net loan activity                               (123,677)               (56,853)               (24,134)              (6,292)
 Cost of insurance                             (1,685,780)              (930,914)              (352,533)            (309,320)
                                             ------------            -----------            -----------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              4,057,924              1,357,506              2,044,902              469,727
                                             ------------            -----------            -----------           ----------
 Net increase (decrease) in net assets         (5,763,150)            (1,555,817)               264,350             (492,595)
NET ASSETS:
 Beginning of year                             15,497,409              7,112,541              2,075,755            1,977,854
                                             ------------            -----------            -----------           ----------
 End of year                                   $9,734,259             $5,556,724             $2,340,105           $1,485,259
                                             ============            ===========            ===========           ==========

                                             AIM V.I.           AIM V.I.            AIM V.I.             AIM V.I.
                                               CORE           INTERNATIONAL       MID CAP CORE          SMALL CAP
                                           EQUITY FUND         GROWTH FUND         EQUITY FUND         EQUITY FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (A)       SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $44,434             $2,332             $264,569                $ --
 Net realized gain (loss) on security
  transactions                                  (4,708)                59             (135,611)             (6,594)
 Net realized gain on distributions                 --              5,639            1,924,026               6,940
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (637,599)           (71,234)          (7,272,250)           (647,809)
                                            ----------          ---------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                   (597,873)           (63,204)          (5,219,266)           (647,463)
                                            ----------          ---------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                     327,583             20,740            2,659,222             412,582
 Net transfers                                 376,993            415,009              321,399             936,688
 Surrenders for benefit payments and
  fees                                         (26,096)              (785)            (915,756)            (26,655)
 Net loan activity                             (14,935)              (376)            (110,616)             (2,523)
 Cost of insurance                            (261,928)           (15,088)          (1,817,418)           (270,294)
                                            ----------          ---------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             401,617            419,500              136,831           1,049,798
                                            ----------          ---------          -----------          ----------
 Net increase (decrease) in net assets        (196,256)           356,296           (5,082,435)            402,335
NET ASSETS:
 Beginning of year                           1,748,014                 --           18,372,373           1,324,958
                                            ----------          ---------          -----------          ----------
 End of year                                $1,551,758           $356,296          $13,289,938          $1,727,293
                                            ==========          =========          ===========          ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                       AMERICAN FUNDS
                                             AIM V.I.           AMERICAN FUNDS            BLUE CHIP
                                              CAPITAL                ASSET               INCOME AND           AMERICAN FUNDS
                                         DEVELOPMENT FUND       ALLOCATION FUND          GROWTH FUND             BOND FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $ --             $2,062,706               $914,812             $3,129,287
 Net realized gain (loss) on security
  transactions                                 (40,413)              (566,358)                20,119               (140,569)
 Net realized gain on distributions            162,177              3,238,315              2,973,663                143,372
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (863,707)           (31,560,930)           (22,676,450)            (8,588,408)
                                             ---------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (741,943)           (26,826,267)           (18,767,856)            (5,456,318)
                                             ---------            -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     240,871             11,994,522              7,241,509              7,489,399
 Net transfers                                 117,814              6,923,255              2,840,082              3,287,407
 Surrenders for benefit payments and
  fees                                        (279,051)            (2,428,312)            (1,968,744)            (2,314,802)
 Net loan activity                              (3,213)            (1,185,457)              (254,423)              (290,341)
 Cost of insurance                            (147,122)            (8,255,749)            (4,520,233)            (5,723,998)
                                             ---------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (70,701)             7,048,259              3,338,191              2,447,665
                                             ---------            -----------            -----------            -----------
 Net increase (decrease) in net assets        (812,644)           (19,778,008)           (15,429,665)            (3,008,653)
NET ASSETS:
 Beginning of year                           1,647,444             83,012,623             48,725,591             54,154,000
                                             ---------            -----------            -----------            -----------
 End of year                                  $834,800            $63,234,615            $33,295,926            $51,145,347
                                             =========            ===========            ===========            ===========


                                           AMERICAN FUNDS
                                               GLOBAL              AMERICAN FUNDS          AMERICAN FUNDS         AMERICAN FUNDS
                                             GROWTH FUND            GROWTH FUND          GROWTH-INCOME FUND     INTERNATIONAL FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,064,959              $1,709,457              $3,092,865             $1,456,544
 Net realized gain (loss) on security
  transactions                                  (286,208)               (113,470)               (355,575)              (106,543)
 Net realized gain on distributions            4,874,931              22,937,440              11,681,841             10,011,385
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (32,247,700)           (132,229,540)            (93,334,897)           (49,467,396)
                                             -----------            ------------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                  (26,594,018)           (107,696,113)            (78,915,766)           (38,106,010)
                                             -----------            ------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                     7,837,316              31,813,353              24,642,343             10,477,425
 Net transfers                                 2,793,463               9,098,139               5,582,501              4,210,306
 Surrenders for benefit payments and
  fees                                        (2,001,472)             (9,188,183)             (6,353,930)            (3,827,307)
 Net loan activity                              (600,153)             (1,894,640)             (2,637,473)              (652,471)
 Cost of insurance                            (5,285,783)            (20,512,066)            (16,953,578)            (6,959,640)
                                             -----------            ------------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             2,743,371               9,316,603               4,279,863              3,248,313
                                             -----------            ------------            ------------            -----------
 Net increase (decrease) in net assets       (23,850,647)            (98,379,510)            (74,635,903)           (34,857,697)
NET ASSETS:
 Beginning of year                            66,321,436             239,188,093             203,869,686             87,652,268
                                             -----------            ------------            ------------            -----------
 End of year                                 $42,470,789            $140,808,583            $129,233,783            $52,794,571
                                             ===========            ============            ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                         FIDELITY VIP
                                                               AMERICAN FUNDS        FIDELITY VIP           EQUITY
                                          AMERICAN FUNDS        GLOBAL SMALL        ASSET MANAGER         INCOME FUND
                                          NEW WORLD FUND     CAPITALIZATION FUND      PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $501,503                 $ --             $48,935           $1,033,969
 Net realized gain (loss) on security
  transactions                                 (439,055)            (453,571)            (77,250)          (1,215,901)
 Net realized gain on distributions           2,688,812            4,506,709             219,483               44,395
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (19,950,463)         (26,579,838)           (824,947)         (21,753,015)
                                            -----------          -----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                 (17,199,203)         (22,526,700)           (633,779)         (21,890,552)
                                            -----------          -----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    5,095,177            4,625,782                  --            5,091,197
 Net transfers                                1,955,745                 (160)           (134,890)          (1,698,958)
 Surrenders for benefit payments and
  fees                                       (1,501,821)          (1,419,632)           (138,237)          (2,839,499)
 Net loan activity                             (355,619)            (195,892)             (5,906)            (177,943)
 Cost of insurance                           (3,315,047)          (3,149,580)           (163,778)          (3,954,269)
                                            -----------          -----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                1,878,435             (139,482)           (442,811)          (3,579,472)
                                            -----------          -----------          ----------          -----------
 Net increase (decrease) in net assets      (15,320,768)         (22,666,182)         (1,076,590)         (25,470,024)
NET ASSETS:
 Beginning of year                           38,286,497           41,969,856           2,467,743           53,764,384
                                            -----------          -----------          ----------          -----------
 End of year                                $22,965,729          $19,303,674          $1,391,153          $28,294,360
                                            ===========          ===========          ==========          ===========


                                           FIDELITY VIP         FIDELITY VIP        FIDELITY VIP        FIDELITY VIP
                                            CONTRAFUND            OVERSEAS             MID CAP          FREEDOM 2010
                                             PORTFOLIO           PORTFOLIO            PORTFOLIO          PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT (A)
--------------------------------------  ------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $257,205             $74,090              $44,974            $9,076
 Net realized gain (loss) on security
  transactions                                   (1,686)            (46,000)             (42,310)            3,462
 Net realized gain on distributions             746,062             353,301            2,841,567             8,568
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (16,262,432)         (1,936,522)         (11,716,108)          (70,949)
                                            -----------          ----------          -----------          --------
 Net increase (decrease) in net assets
  resulting from operations                 (15,260,851)         (1,555,131)          (8,871,877)          (49,843)
                                            -----------          ----------          -----------          --------
UNIT TRANSACTIONS:
 Purchases                                    6,957,349                  --            4,012,794             1,983
 Net transfers                                5,986,557              (9,693)           2,490,351           333,292
 Surrenders for benefit payments and
  fees                                       (1,523,606)            (60,115)            (358,998)               --
 Net loan activity                             (373,677)            (25,844)            (298,818)               --
 Cost of insurance                           (3,746,668)           (123,249)          (2,218,333)           (7,017)
                                            -----------          ----------          -----------          --------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                7,299,955            (218,901)           3,626,996           328,258
                                            -----------          ----------          -----------          --------
 Net increase (decrease) in net assets       (7,960,896)         (1,774,032)          (5,244,881)          278,415
NET ASSETS:
 Beginning of year                           30,362,173           3,673,659           19,754,089                --
                                            -----------          ----------          -----------          --------
 End of year                                $22,401,277          $1,899,627          $14,509,208          $278,415
                                            ===========          ==========          ===========          ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                            FRANKLIN
                                           FIDELITY VIP       FIDELITY VIP           FRANKLIN               SMALL CAP
                                           FREEDOM 2020       FREEDOM 2030            INCOME                  VALUE
                                            PORTFOLIO           PORTFOLIO         SECURITIES FUND        SECURITIES FUND
                                         SUB-ACCOUNT (A)     SUB-ACCOUNT (A)        SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $6,622             $1,312             $1,554,156               $281,292
 Net realized gain (loss) on security
  transactions                                    (28)                (6)               (34,830)               (47,401)
 Net realized gain on distributions             7,920              2,613                650,761              1,948,180
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (44,791)            (5,590)           (12,261,829)           (11,231,764)
                                             --------            -------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (30,277)            (1,671)           (10,091,742)            (9,049,693)
                                             --------            -------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     12,211              4,327              5,790,782              4,188,510
 Net transfers                                253,811             46,454              7,998,739                666,781
 Surrenders for benefit payments and
  fees                                             28               (623)              (873,218)            (1,138,494)
 Net loan activity                                 --                 --                 (4,946)              (224,855)
 Cost of insurance                            (10,189)            (2,584)            (3,186,098)            (2,523,164)
                                             --------            -------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            255,861             47,574              9,725,259                968,778
                                             --------            -------            -----------            -----------
 Net increase (decrease) in net assets        225,584             45,903               (366,483)            (8,080,915)
NET ASSETS:
 Beginning of year                                 --                 --             25,284,515             26,934,241
                                             --------            -------            -----------            -----------
 End of year                                 $225,584            $45,903            $24,918,032            $18,853,326
                                             ========            =======            ===========            ===========

                                              FRANKLIN
                                             STRATEGIC                                    TEMPLETON
                                               INCOME             MUTUAL SHARES             GROWTH           MUTUAL DISCOVERY
                                          SECURITIES FUND        SECURITIES FUND       SECURITIES FUND        SECURITIES FUND
                                          SUB-ACCOUNT (A)          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $3,022             $1,455,882              $180,525               $406,527
 Net realized gain (loss) on security
  transactions                                   (3,430)               (79,745)              (30,277)               (47,119)
 Net realized gain on distributions                 105              2,070,752               711,379                761,610
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (75,535)           (24,378,417)           (6,220,830)            (6,725,842)
                                             ----------            -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (75,838)           (20,931,528)           (5,359,203)            (5,604,824)
                                             ----------            -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       93,454              8,301,729             2,357,226              3,596,782
 Net transfers                                1,754,821              2,328,560             1,683,556              4,017,807
 Surrenders for benefit payments and
  fees                                           (7,220)            (1,783,000)             (113,965)              (323,364)
 Net loan activity                                1,173               (314,711)              (59,282)              (101,910)
 Cost of insurance                              (57,969)            (4,805,120)           (1,201,448)            (1,814,004)
                                             ----------            -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,784,259              3,727,458             2,666,087              5,375,311
                                             ----------            -----------            ----------            -----------
 Net increase (decrease) in net assets        1,708,421            (17,204,070)           (2,693,116)              (229,513)
NET ASSETS:
 Beginning of year                                   --             53,472,924            10,530,007             15,574,071
                                             ----------            -----------            ----------            -----------
 End of year                                 $1,708,421            $36,268,854            $7,836,891            $15,344,558
                                             ==========            ===========            ==========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                        HARTFORD          HARTFORD
                                            TEMPLETON             HARTFORD               TOTAL             CAPITAL
                                          GLOBAL INCOME           ADVISERS            RETURN BOND       APPRECIATION
                                         SECURITIES FUND          HLS FUND              HLS FUND          HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $255,674            $2,927,136            $8,002,571         $4,106,877
 Net realized gain (loss) on security
  transactions                                   3,565            (1,119,368)             (407,926)        (1,451,504)
 Net realized gain on distributions                 --               594,307                    --         22,411,261
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (20,114)          (37,053,478)          (17,107,193)      (150,922,337)
                                            ----------          ------------          ------------      -------------
 Net increase (decrease) in net assets
  resulting from operations                    239,125           (34,651,403)           (9,512,548)      (125,855,703)
                                            ----------          ------------          ------------      -------------
UNIT TRANSACTIONS:
 Purchases                                     723,076            11,567,652            15,021,466         21,009,252
 Net transfers                               8,404,960            (2,128,760)            1,217,467          1,048,515
 Surrenders for benefit payments and
  fees                                        (284,941)           (4,797,681)           (6,330,697)       (12,051,308)
 Net loan activity                             (83,671)             (781,228)             (653,445)        (2,182,804)
 Cost of insurance                            (600,223)          (10,253,874)          (11,993,434)       (19,187,681)
                                            ----------          ------------          ------------      -------------
 Net increase (decrease) in net assets
  resulting from unit transactions           8,159,201            (6,393,891)           (2,738,643)       (11,364,026)
                                            ----------          ------------          ------------      -------------
 Net increase (decrease) in net assets       8,398,326           (41,045,294)          (12,251,191)      (137,219,729)
NET ASSETS:
 Beginning of year                           1,176,326           113,597,721           121,853,248        284,394,702
                                            ----------          ------------          ------------      -------------
 End of year                                $9,574,652           $72,552,427          $109,602,057       $147,174,973
                                            ==========          ============          ============      =============

                                                  HARTFORD             HARTFORD
                                                  DIVIDEND              GLOBAL              HARTFORD             HARTFORD
                                                 AND GROWTH            ADVISERS          GLOBAL EQUITY         GLOBAL GROWTH
                                                  HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                                SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (A)(B)       SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $2,689,376             $51,304               $8,155                $8,965
 Net realized gain (loss) on security
  transactions                                      (198,693)              5,892              278,653               (75,684)
 Net realized gain on distributions                2,434,830              20,380                   --                55,396
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (48,345,025)           (513,736)            (914,449)             (943,022)
                                                ------------          ----------           ----------           -----------
 Net increase (decrease) in net assets
  resulting from operations                      (43,419,512)           (436,160)            (627,641)             (954,345)
                                                ------------          ----------           ----------           -----------
UNIT TRANSACTIONS:
 Purchases                                        15,503,398                  --                   --                 2,757
 Net transfers                                     3,997,378             (20,433)              (8,245)               (4,246)
 Surrenders for benefit payments and
  fees                                            (5,385,243)            (51,867)              (9,491)              (37,413)
 Net loan activity                                  (774,220)             (8,442)              (2,463)               (4,413)
 Cost of insurance                               (11,139,015)            (95,977)             (83,830)              (70,685)
                                                ------------          ----------           ----------           -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 2,202,298            (176,719)            (104,029)             (114,000)
                                                ------------          ----------           ----------           -----------
 Net increase (decrease) in net assets           (41,217,214)           (612,879)            (731,670)           (1,068,345)
NET ASSETS:
 Beginning of year                               131,658,960           1,451,213            1,609,355             1,858,896
                                                ------------          ----------           ----------           -----------
 End of year                                     $90,441,746            $838,334             $877,685              $790,551
                                                ============          ==========           ==========           ===========

(a)  From inception May 1, 2008 to December 31, 2008.

(b) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             HARTFORD              HARTFORD                                   HARTFORD
                                            DISCIPLINED             GROWTH               HARTFORD           INTERNATIONAL
                                              EQUITY            OPPORTUNITIES             INDEX             SMALL COMPANY
                                             HLS FUND              HLS FUND              HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $185,718              $101,855            $1,224,231             $156,618
 Net realized gain (loss) on security
  transactions                                   (6,635)              (70,857)             (564,963)             (81,318)
 Net realized gain on distributions           1,476,745               994,740             1,372,644              366,304
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (8,481,125)          (14,606,566)          (26,815,776)          (6,868,284)
                                            -----------          ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                  (6,825,297)          (13,580,828)          (24,783,864)          (6,426,680)
                                            -----------          ------------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                    2,311,250             5,323,457             7,015,021            2,468,803
 Net transfers                                  189,868             2,949,416              (682,748)            (154,056)
 Surrenders for benefit payments and
  fees                                         (854,309)           (1,526,391)           (2,734,145)            (523,555)
 Net loan activity                             (147,376)             (173,458)             (684,313)            (182,488)
 Cost of insurance                           (1,846,532)           (3,424,674)           (6,014,254)          (1,613,412)
                                            -----------          ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (347,099)            3,148,350            (3,100,439)              (4,708)
                                            -----------          ------------          ------------          -----------
 Net increase (decrease) in net assets       (7,172,396)          (10,432,478)          (27,884,303)          (6,431,388)
NET ASSETS:
 Beginning of year                           18,766,799            28,086,702            69,114,367           14,978,763
                                            -----------          ------------          ------------          -----------
 End of year                                $11,594,403           $17,654,224           $41,230,064           $8,547,375
                                            ===========          ============          ============          ===========

                                              HARTFORD
                                           INTERNATIONAL            HARTFORD             HARTFORD              HARTFORD
                                           OPPORTUNITIES             MIDCAP            MIDCAP VALUE          MONEY MARKET
                                              HLS FUND              HLS FUND             HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,047,374              $402,417             $108,545            $2,203,791
 Net realized gain (loss) on security
  transactions                                   (52,833)           (1,496,784)            (142,909)                   --
 Net realized gain on distributions            1,920,331             3,720,542            3,058,907                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (26,610,728)          (33,873,348)          (9,820,236)                   --
                                            ------------          ------------          -----------          ------------
 Net increase (decrease) in net assets
  resulting from operations                  (23,695,856)          (31,247,173)          (6,795,693)            2,203,791
                                            ------------          ------------          -----------          ------------
UNIT TRANSACTIONS:
 Purchases                                     5,883,105             5,877,595            1,819,211           158,534,973
 Net transfers                                 1,073,686            (3,711,543)            (378,891)          (89,199,737)
 Surrenders for benefit payments and
  fees                                        (2,168,003)           (3,502,220)            (643,856)          (22,988,502)
 Net loan activity                              (308,679)           (1,052,050)             (50,085)           (1,652,650)
 Cost of insurance                            (4,362,772)           (5,770,420)          (1,287,531)          (14,920,069)
                                            ------------          ------------          -----------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               117,337            (8,158,638)            (541,152)           29,774,015
                                            ------------          ------------          -----------          ------------
 Net increase (decrease) in net assets       (23,578,519)          (39,405,811)          (7,336,845)           31,977,806
NET ASSETS:
 Beginning of year                            56,174,468            93,566,414           17,739,574            94,493,420
                                            ------------          ------------          -----------          ------------
 End of year                                 $32,595,949           $54,160,603          $10,402,729          $126,471,226
                                            ============          ============          ===========          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                         HARTFORD             HARTFORD
                                              HARTFORD              HARTFORD          U.S. GOVERNMENT           VALUE
                                           SMALL COMPANY             STOCK              SECURITIES          OPPORTUNITIES
                                              HLS FUND              HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT (A)(C)       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $39,653            $1,993,423           $1,191,679             $268,830
 Net realized gain (loss) on security
  transactions                                  (180,216)           (1,374,886)          (2,200,903)            (618,355)
 Net realized gain on distributions              132,229               599,178                   --               94,989
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (18,583,787)          (52,246,236)             519,713           (6,504,738)
                                            ------------          ------------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                  (18,592,121)          (51,028,521)            (489,511)          (6,759,274)
                                            ------------          ------------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     3,284,843            14,566,239            1,682,706            2,562,942
 Net transfers                                    (7,346)           (2,365,148)           2,327,819           (1,030,712)
 Surrenders for benefit payments and
  fees                                        (2,115,074)           (6,020,052)            (700,562)          (1,014,345)
 Net loan activity                              (293,585)             (847,754)             (71,034)            (120,094)
 Cost of insurance                            (2,895,142)          (10,226,956)          (1,342,139)          (1,443,828)
                                            ------------          ------------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,026,304)           (4,893,671)           1,896,790           (1,046,037)
                                            ------------          ------------          -----------          -----------
 Net increase (decrease) in net assets       (20,618,425)          (55,922,192)           1,407,279           (7,805,311)
NET ASSETS:
 Beginning of year                            47,489,744           121,304,754           14,639,629           16,373,016
                                            ------------          ------------          -----------          -----------
 End of year                                 $26,871,319           $65,382,562          $16,046,908           $8,567,705
                                            ============          ============          ===========          ===========

                                                                                    LORD ABBETT
                                            LORD ABBETT         LORD ABBETT          GROWTH &
                                          AMERICA'S VALUE     BOND-DEBENTURE          INCOME           MFS INVESTORS
                                             PORTFOLIO           PORTFOLIO           PORTFOLIO          TRUST SERIES
                                            SUB-ACCOUNT       SUB-ACCOUNT (A)       SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $254,248            $46,100             $106,837              $5,207
 Net realized gain (loss) on security
  transactions                                   (9,461)                70              (17,125)             (3,839)
 Net realized gain on distributions             152,597              1,751               25,011              42,991
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (2,148,186)           (94,591)          (2,915,708)           (289,887)
                                            -----------          ---------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                  (1,750,802)           (46,670)          (2,800,985)           (245,528)
                                            -----------          ---------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                    1,313,042             44,805            1,519,499             135,365
 Net transfers                                  533,118            653,001              654,820           1,119,175
 Surrenders for benefit payments and
  fees                                          (60,926)              (307)            (130,254)             (9,017)
 Net loan activity                              (26,343)              (406)             (61,440)             (1,902)
 Cost of insurance                             (685,057)           (24,833)            (757,531)            (74,811)
                                            -----------          ---------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,073,834            672,260            1,225,094           1,168,810
                                            -----------          ---------          -----------          ----------
 Net increase (decrease) in net assets         (676,968)           625,590           (1,575,891)            923,282
NET ASSETS:
 Beginning of year                            5,902,789                 --            6,814,082             379,137
                                            -----------          ---------          -----------          ----------
 End of year                                 $5,225,821           $625,590           $5,238,191          $1,302,419
                                            ===========          =========          ===========          ==========

(a)  From inception May 1, 2008 to December 31, 2008.

(c) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                                            VAN KAMPEN -- UIF
                                              MFS NEW               MFS TOTAL             MFS VALUE           MID CAP GROWTH
                                          DISCOVERY SERIES        RETURN SERIES             SERIES              PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                             $ --               $901,769                  $ --                 $438
 Net realized gain (loss) on security
  transactions                                 (107,769)              (593,204)                  (97)                (292)
 Net realized gain on distributions             595,029              1,786,121                    --               16,689
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,957,826)            (9,240,663)              (98,841)             (99,114)
                                             ----------            -----------            ----------             --------
 Net increase (decrease) in net assets
  resulting from
  operations                                 (1,470,566)            (7,145,977)              (98,938)             (82,279)
                                             ----------            -----------            ----------             --------
UNIT TRANSACTIONS:
 Purchases                                      551,894              4,304,679                58,079               17,085
 Net transfers                                   27,374             (1,710,211)            2,080,606              427,406
 Surrenders for benefit payments and
  fees                                         (220,832)            (1,108,909)              (11,868)              (1,639)
 Net loan activity                               (1,622)              (160,372)                 (878)                (202)
 Cost of insurance                             (376,137)            (3,095,348)              (45,205)             (10,463)
                                             ----------            -----------            ----------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (19,323)            (1,770,161)            2,080,734              432,187
                                             ----------            -----------            ----------             --------
 Net increase (decrease) in net assets       (1,489,889)            (8,916,138)            1,981,796              349,908
NET ASSETS:
 Beginning of year                            3,657,870             31,701,317                    --                   --
                                             ----------            -----------            ----------             --------
 End of year                                 $2,167,981            $22,785,179            $1,981,796             $349,908
                                             ==========            ===========            ==========             ========

                                                                  OPPENHEIMER           OPPENHEIMER
                                            U.S. MID CAP            CAPITAL                GLOBAL             OPPENHEIMER
                                               VALUE           APPRECIATION FUND      SECURITIES FUND       MAIN STREET FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $8,931                  $ --               $86,206               $15,080
 Net realized gain (loss) on security
  transactions                                  (17,013)                1,647               (31,501)               (6,467)
 Net realized gain on distributions             374,481                    --               462,260                79,262
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,037,077)           (1,572,185)           (4,062,733)             (733,004)
                                             ----------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from
  operations                                   (670,678)           (1,570,538)           (3,545,768)             (645,129)
                                             ----------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      299,517               801,878             1,654,005               408,201
 Net transfers                                  461,094               278,136               500,710               274,281
 Surrenders for benefit payments and
  fees                                          (25,870)              (67,941)             (103,400)              (27,249)
 Net loan activity                               (4,421)              (90,300)              (45,601)              (22,871)
 Cost of insurance                             (148,570)             (413,039)             (949,451)             (186,416)
                                             ----------            ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              581,750               508,734             1,056,263               445,946
                                             ----------            ----------            ----------            ----------
 Net increase (decrease) in net assets          (88,928)           (1,061,804)           (2,489,505)             (199,183)
NET ASSETS:
 Beginning of year                            1,490,344             3,135,760             8,037,025             1,312,796
                                             ----------            ----------            ----------            ----------
 End of year                                 $1,401,416            $2,073,956            $5,547,520            $1,113,613
                                             ==========            ==========            ==========            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                          OPPENHEIMER         PUTNAM VT           PUTNAM VT          PUTNAM VT
                                          MAIN STREET        DIVERSIFIED        GLOBAL ASSET           GLOBAL
                                         SMALL CAP FUND      INCOME FUND       ALLOCATION FUND      EQUITY FUND
                                        SUB-ACCOUNT (A)      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $ --             $58,966            $27,218            $172,768
 Net realized gain (loss) on security
  transactions                                    81             (19,751)           (21,066)           (373,450)
 Net realized gain on distributions               --                  --                 --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (53,376)           (461,966)          (240,468)         (3,279,140)
                                            --------          ----------          ---------          ----------
 Net increase (decrease) in net assets
  resulting from operations                  (53,295)           (422,751)          (234,316)         (3,479,822)
                                            --------          ----------          ---------          ----------
UNIT TRANSACTIONS:
 Purchases                                    18,711              32,342                 --             568,326
 Net transfers                               295,583             631,396             (3,327)           (132,953)
 Surrenders for benefit payments and
  fees                                          (846)            (74,346)           (52,340)           (388,417)
 Net loan activity                              (362)            (11,495)            (6,030)            (87,855)
 Cost of insurance                           (12,023)            (89,043)           (56,382)           (603,236)
                                            --------          ----------          ---------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           301,063             488,854           (118,079)           (644,135)
                                            --------          ----------          ---------          ----------
 Net increase (decrease) in net assets       247,768              66,103           (352,395)         (4,123,957)
NET ASSETS:
 Beginning of year                                --           1,155,105            787,030           8,109,375
                                            --------          ----------          ---------          ----------
 End of year                                $247,768          $1,221,208           $434,635          $3,985,418
                                            ========          ==========          =========          ==========

                                             PUTNAM VT           PUTNAM VT            PUTNAM VT
                                            GROWTH AND             HEALTH               HIGH               PUTNAM VT
                                            INCOME FUND        SCIENCES FUND         YIELD FUND           INCOME FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $490,001                $ --           $1,810,568           $1,496,885
 Net realized gain (loss) on security
  transactions                                 (256,613)             64,138             (170,028)            (416,055)
 Net realized gain on distributions           3,580,634              18,721                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (12,800,737)           (436,475)          (7,004,536)          (6,003,403)
                                            -----------          ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                  (8,986,715)           (353,616)          (5,363,996)          (4,922,573)
                                            -----------          ----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    2,390,345                  --            2,415,571            3,100,797
 Net transfers                               (1,038,121)           (175,158)            (211,462)          (1,051,745)
 Surrenders for benefit payments and
  fees                                       (1,292,265)            (80,540)            (994,657)          (2,691,522)
 Net loan activity                               50,937             (29,504)              74,353               (9,163)
 Cost of insurance                           (1,943,160)           (165,149)          (2,014,110)          (2,100,804)
                                            -----------          ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,832,264)           (450,351)            (730,305)          (2,752,437)
                                            -----------          ----------          -----------          -----------
 Net increase (decrease) in net assets      (10,818,979)           (803,967)          (6,094,301)          (7,675,010)
NET ASSETS:
 Beginning of year                           24,661,757           2,330,583           21,208,199           22,446,698
                                            -----------          ----------          -----------          -----------
 End of year                                $13,842,778          $1,526,616          $15,113,898          $14,771,688
                                            ===========          ==========          ===========          ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT
                                           INTERNATIONAL          PUTNAM VT             PUTNAM VT
                                            GROWTH AND          INTERNATIONAL       INTERNATIONAL NEW         PUTNAM VT
                                            INCOME FUND          EQUITY FUND        OPPORTUNITIES FUND     INVESTORS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $31,882              $651,435              $18,096                $8,378
 Net realized gain (loss) on security
  transactions                                  (30,060)             (154,872)            (115,482)             (119,741)
 Net realized gain on distributions             296,902             4,426,247                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,115,602)          (19,477,623)            (389,690)             (612,320)
                                            -----------          ------------           ----------           -----------
 Net increase (decrease) in net assets
  resulting from operations                    (816,878)          (14,554,813)            (487,076)             (723,683)
                                            -----------          ------------           ----------           -----------
UNIT TRANSACTIONS:
 Purchases                                           --             2,713,370                   --                    --
 Net transfers                                  (16,467)             (292,988)             (74,723)              (74,799)
 Surrenders for benefit payments and
  fees                                          (20,833)           (1,756,767)             (42,536)              (82,852)
 Net loan activity                               (3,964)              (54,033)             (27,439)              (46,247)
 Cost of insurance                             (109,332)           (2,358,413)             (85,263)             (138,911)
                                            -----------          ------------           ----------           -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (150,596)           (1,748,831)            (229,961)             (342,809)
                                            -----------          ------------           ----------           -----------
 Net increase (decrease) in net assets         (967,474)          (16,303,644)            (717,037)           (1,066,492)
NET ASSETS:
 Beginning of year                            1,876,212            34,594,301            1,305,853             2,034,162
                                            -----------          ------------           ----------           -----------
 End of year                                   $908,738           $18,290,657             $588,816              $967,670
                                            ===========          ============           ==========           ===========


                                            PUTNAM VT           PUTNAM VT            PUTNAM VT           PUTNAM VT
                                              MONEY                NEW                  NEW            OTC & EMERGING
                                           MARKET FUND     OPPORTUNITIES FUND       VALUE FUND          GROWTH FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $6,221              $33,410              $53,229                $ --
 Net realized gain (loss) on security
  transactions                                     --           (2,157,116)             (97,015)           (505,266)
 Net realized gain on distributions                --                   --              537,144                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         --           (3,496,532)          (1,789,053)             89,576
                                            ---------          -----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                     6,221           (5,620,238)          (1,295,695)           (415,690)
                                            ---------          -----------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                         --            1,504,917                   --                  --
 Net transfers                                 (5,311)          (1,084,677)            (206,449)            (77,767)
 Surrenders for benefit payments and
  fees                                        (15,570)            (778,421)            (185,668)            (44,118)
 Net loan activity                                (57)             214,758               (5,948)             (5,538)
 Cost of insurance                            (17,487)          (1,211,765)            (158,058)            (67,292)
                                            ---------          -----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (38,425)          (1,355,188)            (556,123)           (194,715)
                                            ---------          -----------          -----------          ----------
 Net increase (decrease) in net assets        (32,204)          (6,975,426)          (1,851,818)           (610,405)
NET ASSETS:
 Beginning of year                            234,701           15,141,103            3,187,689           1,057,452
                                            ---------          -----------          -----------          ----------
 End of year                                 $202,497           $8,165,677           $1,335,871            $447,047
                                            =========          ===========          ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT             PUTNAM VT             PUTNAM VT
                                             SMALL CAP         THE GEORGE PUTNAM    UTILITIES GROWTH AND      PUTNAM VT
                                            VALUE FUND          FUND OF BOSTON          INCOME FUND           VISTA FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $61,654               $85,365               $47,332                 $ --
 Net realized gain (loss) on security
  transactions                                     (809)              (37,651)               20,867             (151,321)
 Net realized gain on distributions           1,079,638               154,921                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (3,237,896)             (988,627)             (710,797)            (377,700)
                                            -----------           -----------            ----------           ----------
 Net increase (decrease) in net assets
  resulting from operations                  (2,097,413)             (785,992)             (642,598)            (529,021)
                                            -----------           -----------            ----------           ----------
UNIT TRANSACTIONS:
 Purchases                                    1,241,496                    --                    --                   --
 Net transfers                                  299,180              (129,225)              (26,908)             (25,586)
 Surrenders for benefit payments and
  fees                                          (78,236)              (82,692)             (136,750)             (23,629)
 Net loan activity                              (53,972)              (11,808)               (7,736)             (49,541)
 Cost of insurance                             (604,090)             (138,403)             (152,512)             (74,105)
                                            -----------           -----------            ----------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              804,378              (362,128)             (323,906)            (172,861)
                                            -----------           -----------            ----------           ----------
 Net increase (decrease) in net assets       (1,293,035)           (1,148,120)             (966,504)            (701,882)
NET ASSETS:
 Beginning of year                            4,696,633             2,211,354             2,324,819            1,286,894
                                            -----------           -----------            ----------           ----------
 End of year                                 $3,403,598            $1,063,234            $1,358,315             $585,012
                                            ===========           ===========            ==========           ==========

                                                                                                              VAN KAMPEN
                                                                    PUTNAM VT             PUTNAM VT         LIFE INVESTMENT
                                             PUTNAM VT               CAPITAL               EQUITY           TRUST COMSTOCK
                                            VOYAGER FUND       OPPORTUNITIES FUND        INCOME FUND           PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $60,366               $20,871               $97,568             $306,194
 Net realized gain (loss) on security
  transactions                                (2,672,415)               (5,786)               (5,377)              (3,669)
 Net realized gain on distributions                   --               254,474               233,848              752,011
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (7,348,903)           (2,058,033)           (2,080,064)          (7,167,414)
                                            ------------           -----------           -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   (9,960,952)           (1,788,474)           (1,754,025)          (6,112,878)
                                            ------------           -----------           -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     3,016,230             1,022,972               667,524            3,306,028
 Net transfers                                (1,744,942)               11,935               169,842            1,511,218
 Surrenders for benefit payments and
  fees                                        (1,310,646)             (149,638)             (159,857)            (260,744)
 Net loan activity                               149,713               (36,723)               (3,523)            (131,039)
 Cost of insurance                            (2,241,691)             (613,012)             (528,989)          (1,650,779)
                                            ------------           -----------           -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,131,336)              235,534               144,997            2,774,684
                                            ------------           -----------           -----------          -----------
 Net increase (decrease) in net assets       (12,092,288)           (1,552,940)           (1,609,028)          (3,338,194)
NET ASSETS:
 Beginning of year                            28,213,623             4,928,053             5,825,340           15,266,707
                                            ------------           -----------           -----------          -----------
 End of year                                 $16,121,335            $3,375,113            $4,216,312          $11,928,513
                                            ============           ===========           ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN VPS       AIM V.I.
                                           INTERNATIONAL       SMALL/MID-CAP         INTERNATIONAL           CAPITAL
                                          VALUE PORTFOLIO     VALUE PORTFOLIO      GROWTH PORTFOLIO     APPRECIATION FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT (A)        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $100,353             $40,163              $10,432                  $ --
 Net realized gain (loss) on security
  transactions                                     (484)              7,167                 (219)                2,018
 Net realized gain on distributions             376,139             375,645              372,886                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (282,293)           (599,988)            (315,866)              150,647
                                            -----------          ----------           ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     193,715            (177,013)              67,233               152,665
                                            -----------          ----------           ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                    2,536,949           1,639,884              151,506               354,412
 Net transfers                                9,100,285           2,916,245            1,915,563               568,915
 Surrenders for benefit payments and
  fees                                         (171,499)           (133,205)              (1,643)             (126,071)
 Net loan activity                              (87,541)            (53,964)              (3,014)                 (454)
 Cost of insurance                           (1,019,523)           (685,694)             (53,890)             (201,315)
                                            -----------          ----------           ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           10,358,671           3,683,266            2,008,522               595,487
                                            -----------          ----------           ----------            ----------
 Net increase (decrease) in net assets       10,552,386           3,506,253            2,075,755               748,152
NET ASSETS:
 Beginning of year                            4,945,023           3,606,288                   --             1,229,702
                                            -----------          ----------           ----------            ----------
 End of year                                $15,497,409          $7,112,541           $2,075,755            $1,977,854
                                            ===========          ==========           ==========            ==========

                                             AIM V.I.            AIM V.I.             AIM V.I.            AIM V.I.
                                               CORE            MID CAP CORE          SMALL CAP            CAPITAL
                                           EQUITY FUND          EQUITY FUND         EQUITY FUND       DEVELOPMENT FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $19,537              $39,920                $508                $ --
 Net realized gain (loss) on security
  transactions                                   6,813               (2,908)                533             (15,928)
 Net realized gain on distributions                 --              260,396              34,011             129,224
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      86,102            1,209,767              (7,652)           (101,506)
                                            ----------          -----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                    112,452            1,507,175              27,400              11,790
                                            ----------          -----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                     353,823            3,140,972             307,290             181,170
 Net transfers                                 189,046              384,837             498,963           1,014,009
 Surrenders for benefit payments and
  fees                                         (51,718)            (334,944)            (11,964)            (16,090)
 Net loan activity                             (17,139)            (153,528)             (4,173)            (23,813)
 Cost of insurance                            (230,964)          (1,669,343)           (123,641)           (105,767)
                                            ----------          -----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             243,048            1,367,994             666,475           1,049,509
                                            ----------          -----------          ----------          ----------
 Net increase (decrease) in net assets         355,500            2,875,169             693,875           1,061,299
NET ASSETS:
 Beginning of year                           1,392,514           15,497,204             631,083             586,145
                                            ----------          -----------          ----------          ----------
 End of year                                $1,748,014          $18,372,373          $1,324,958          $1,647,444
                                            ==========          ===========          ==========          ==========

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS            BLUE CHIP                                  AMERICAN FUNDS
                                                ASSET               INCOME AND           AMERICAN FUNDS             GLOBAL
                                           ALLOCATION FUND          GROWTH FUND             BOND FUND             GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,771,496             $1,216,893             $3,598,833             $1,675,333
 Net realized gain (loss) on security
  transactions                                   (10,198)               (16,144)                19,944                  8,763
 Net realized gain on distributions            2,523,660              1,439,227                     --              2,447,632
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       171,746             (1,977,734)            (2,214,539)             4,039,996
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    4,456,704                662,242              1,404,238              8,171,724
                                             -----------            -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                    10,966,567              7,715,500              7,419,002              8,142,390
 Net transfers                                10,542,857              5,991,918             14,740,566              4,994,536
 Surrenders for benefit payments and
  fees                                        (2,227,308)            (1,661,477)              (887,950)            (2,241,454)
 Net loan activity                              (703,029)              (265,865)              (263,528)              (361,695)
 Cost of insurance                            (6,766,899)            (4,111,714)            (3,916,096)            (4,830,529)
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            11,812,188              7,668,362             17,091,994              5,703,248
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets        16,268,892              8,330,604             18,496,232             13,874,972
NET ASSETS:
 Beginning of year                            66,743,731             40,394,987             35,657,768             52,446,464
                                             -----------            -----------            -----------            -----------
 End of year                                 $83,012,623            $48,725,591            $54,154,000            $66,321,436
                                             ===========            ===========            ===========            ===========


                                            AMERICAN FUNDS          AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS
                                             GROWTH FUND          GROWTH-INCOME FUND     INTERNATIONAL FUND       NEW WORLD FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $1,802,943              $3,111,675             $1,215,837               $996,735
 Net realized gain (loss) on security
  transactions                                      4,494                  15,687                 14,076                (36,230)
 Net realized gain on distributions            15,050,244               6,374,963              3,636,510              1,824,950
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      7,906,984                (517,011)             8,848,027              5,381,954
                                             ------------            ------------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    24,764,665               8,985,314             13,714,450              8,167,409
                                             ------------            ------------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     33,197,328              27,466,901             10,914,556              4,566,425
 Net transfers                                 16,346,048              11,227,106              9,638,536              7,148,516
 Surrenders for benefit payments and
  fees                                         (7,295,293)             (5,873,571)            (2,837,067)            (1,140,309)
 Net loan activity                             (1,489,398)             (1,216,890)              (485,811)              (239,271)
 Cost of insurance                            (19,422,119)            (16,380,741)            (6,237,699)            (2,533,203)
                                             ------------            ------------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             21,336,566              15,222,805             10,992,515              7,802,158
                                             ------------            ------------            -----------            -----------
 Net increase (decrease) in net assets         46,101,231              24,208,119             24,706,965             15,969,567
NET ASSETS:
 Beginning of year                            193,086,862             179,661,567             62,945,303             22,316,930
                                             ------------            ------------            -----------            -----------
 End of year                                 $239,188,093            $203,869,686            $87,652,268            $38,286,497
                                             ============            ============            ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                    FIDELITY VIP
                                          AMERICAN FUNDS        FIDELITY VIP           EQUITY            FIDELITY VIP
                                           GLOBAL SMALL        ASSET MANAGER         INCOME FUND          CONTRAFUND
                                        CAPITALIZATION FUND      PORTFOLIO            PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                       $1,130,555            $152,946           $1,007,134             $212,500
 Net realized gain (loss) on security
  transactions                                    8,941               5,836              221,175               (5,586)
 Net realized gain on distributions           2,863,039              72,694            4,488,723            7,244,577
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,844,588             130,175           (4,792,573)          (3,905,023)
                                            -----------          ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   6,847,123             361,651              924,459            3,546,468
                                            -----------          ----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    4,737,819                  --            6,109,208            5,761,005
 Net transfers                                4,017,883            (166,757)            (552,764)          10,093,254
 Surrenders for benefit payments and
  fees                                       (1,922,199)            (81,890)          (2,191,461)          (1,256,261)
 Net loan activity                             (332,951)            (30,363)            (255,497)            (196,328)
 Cost of insurance                           (3,156,239)           (173,676)          (4,466,956)          (2,522,243)
                                            -----------          ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            3,344,313            (452,686)          (1,357,470)          11,879,427
                                            -----------          ----------          -----------          -----------
 Net increase (decrease) in net assets       10,191,436             (91,035)            (433,011)          15,425,895
NET ASSETS:
 Beginning of year                           31,778,420           2,558,778           54,197,395           14,936,278
                                            -----------          ----------          -----------          -----------
 End of year                                $41,969,856          $2,467,743          $53,764,384          $30,362,173
                                            ===========          ==========          ===========          ===========

                                                                                                           FRANKLIN
                                           FIDELITY VIP        FIDELITY VIP           FRANKLIN             SMALL CAP
                                             OVERSEAS             MID CAP              INCOME                VALUE
                                            PORTFOLIO            PORTFOLIO         SECURITIES FUND      SECURITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $119,601              $74,511             $489,653             $176,436
 Net realized gain (loss) on security
  transactions                                  11,988                 (482)              (1,751)              12,842
 Net realized gain on distributions            237,852            1,032,757               90,808            1,814,268
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     200,742              720,396             (437,343)          (2,664,540)
                                            ----------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    570,183            1,827,182              141,367             (660,994)
                                            ----------          -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                          --            3,282,251            4,451,772            4,796,219
 Net transfers                                (138,858)           7,044,176           16,101,217              659,957
 Surrenders for benefit payments and
  fees                                         (87,902)            (186,560)            (255,664)            (843,842)
 Net loan activity                             (42,445)            (166,184)            (499,814)             (24,875)
 Cost of insurance                            (135,973)          (1,533,092)          (1,566,436)          (2,484,310)
                                            ----------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (405,178)           8,440,591           18,231,075            2,103,149
                                            ----------          -----------          -----------          -----------
 Net increase (decrease) in net assets         165,005           10,267,773           18,372,442            1,442,155
NET ASSETS:
 Beginning of year                           3,508,654            9,486,316            6,912,073           25,492,086
                                            ----------          -----------          -----------          -----------
 End of year                                $3,673,659          $19,754,089          $25,284,515          $26,934,241
                                            ==========          ===========          ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                   TEMPLETON                                   TEMPLETON
                                           MUTUAL SHARES             GROWTH           MUTUAL DISCOVERY       GLOBAL INCOME
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $644,951               $86,326              $135,954               $1,230
 Net realized gain (loss) on security
  transactions                                     1,055                    80                (8,793)                 (10)
 Net realized gain on distributions            1,579,047               275,439               111,840                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,247,963)             (365,855)              566,985               32,214
                                            ------------          ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                      977,090                (4,010)              805,986               33,434
                                            ------------          ------------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                     8,414,377             1,903,682             2,552,346               57,899
 Net transfers                                13,289,929             6,372,505             8,896,545            1,120,241
 Surrenders for benefit payments and
  fees                                        (1,300,350)              (60,328)             (170,756)              (1,101)
 Net loan activity                              (359,012)              (76,593)              (63,941)                 (60)
 Cost of insurance                            (4,013,885)             (722,771)             (933,421)             (34,087)
                                            ------------          ------------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            16,031,059             7,416,495            10,280,773            1,142,892
                                            ------------          ------------          ------------          -----------
 Net increase (decrease) in net assets        17,008,149             7,412,485            11,086,759            1,176,326
NET ASSETS:
 Beginning of year                            36,464,775             3,117,522             4,487,312                   --
                                            ------------          ------------          ------------          -----------
 End of year                                 $53,472,924           $10,530,007           $15,574,071           $1,176,326
                                            ============          ============          ============          ===========

                                                                     HARTFORD               HARTFORD               HARTFORD
                                              HARTFORD                 TOTAL                 CAPITAL               DIVIDEND
                                              ADVISERS              RETURN BOND           APPRECIATION            AND GROWTH
                                              HLS FUND               HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $2,534,845             $6,256,035               $326,749             $2,192,885
 Net realized gain (loss) on security
  transactions                                     98,776                 18,866                368,295                 31,039
 Net realized gain on distributions            12,153,851                     --             45,442,516             10,130,948
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (7,650,663)              (953,868)            (4,010,234)            (2,551,140)
                                            -------------          -------------          -------------          -------------
 Net increase (decrease) in net assets
  resulting from operations                     7,136,809              5,321,033             42,127,326              9,803,732
                                            -------------          -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                     13,636,060             16,176,519             24,633,396             15,988,432
 Net transfers                                   (278,876)             4,246,862             (3,148,480)             6,551,981
 Surrenders for benefit payments and
  fees                                         (5,414,731)            (4,623,405)           (14,045,016)            (5,297,375)
 Net loan activity                                 93,317               (365,693)            (1,978,404)            (1,429,829)
 Cost of insurance                            (10,627,834)           (10,195,506)           (20,582,630)           (10,407,447)
                                            -------------          -------------          -------------          -------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (2,592,064)             5,238,777            (15,121,134)             5,405,762
                                            -------------          -------------          -------------          -------------
 Net increase (decrease) in net assets          4,544,745             10,559,810             27,006,192             15,209,494
NET ASSETS:
 Beginning of year                            109,052,976            111,293,438            257,388,510            116,449,466
                                            -------------          -------------          -------------          -------------
 End of year                                 $113,597,721           $121,853,248           $284,394,702           $131,658,960
                                            =============          =============          =============          =============

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                             HARTFORD                                HARTFORD            HARTFORD
                                              GLOBAL             HARTFORD             GLOBAL            DISCIPLINED
                                             ADVISERS         GLOBAL GROWTH         TECHNOLOGY            EQUITY
                                             HLS FUND            HLS FUND            HLS FUND            HLS FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (B)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $12,138                $909                $ --             $188,754
 Net realized gain (loss) on security
  transactions                                  17,756              25,274              34,715              125,412
 Net realized gain on distributions            106,843             193,992                  --               62,737
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      84,339             168,120             169,876            1,095,195
                                            ----------          ----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    221,076             388,295             204,591            1,472,098
                                            ----------          ----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                          --                  --                  --            2,293,173
 Net transfers                                 (17,387)            (31,882)               (240)              11,520
 Surrenders for benefit payments and
  fees                                         (68,316)            (42,584)            (14,220)            (774,150)
 Net loan activity                              (2,507)            (30,530)               (156)            (185,797)
 Cost of insurance                            (100,576)            (87,101)            (87,979)          (1,806,873)
                                            ----------          ----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (188,786)           (192,097)           (102,595)            (462,127)
                                            ----------          ----------          ----------          -----------
 Net increase (decrease) in net assets          32,290             196,198             101,996            1,009,971
NET ASSETS:
 Beginning of year                           1,418,923           1,662,698           1,507,359           17,756,828
                                            ----------          ----------          ----------          -----------
 End of year                                $1,451,213          $1,858,896          $1,609,355          $18,766,799
                                            ==========          ==========          ==========          ===========

                                             HARTFORD                                  HARTFORD             HARTFORD
                                              GROWTH              HARTFORD           INTERNATIONAL        INTERNATIONAL
                                           OPPORTUNITIES            INDEX            SMALL COMPANY        OPPORTUNITIES
                                             HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $35,813           $1,160,162             $257,997             $581,303
 Net realized gain (loss) on security
  transactions                                   28,483               94,847               25,020              151,576
 Net realized gain on distributions           4,290,110            3,882,996            2,337,838           10,098,003
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,340,866           (1,614,009)          (1,467,489)           1,478,089
                                            -----------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   5,695,272            3,523,996            1,153,366           12,308,971
                                            -----------          -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    4,555,416            8,240,847            2,602,561            6,788,960
 Net transfers                                3,506,453              504,510            1,266,582               80,141
 Surrenders for benefit payments and
  fees                                       (1,027,944)          (3,769,319)            (519,045)          (2,199,648)
 Net loan activity                             (324,665)            (797,412)            (172,859)            (422,212)
 Cost of insurance                           (2,768,664)          (6,502,941)          (1,600,501)          (4,272,765)
                                            -----------          -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            3,940,596           (2,324,315)           1,576,738              (25,524)
                                            -----------          -----------          -----------          -----------
 Net increase (decrease) in net assets        9,635,868            1,199,681            2,730,104           12,283,447
NET ASSETS:
 Beginning of year                           18,450,834           67,914,686           12,248,659           43,891,021
                                            -----------          -----------          -----------          -----------
 End of year                                $28,086,702          $69,114,367          $14,978,763          $56,174,468
                                            ===========          ===========          ===========          ===========

(b) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                                                    HARTFORD
                                              HARTFORD               HARTFORD                HARTFORD               MORTGAGE
                                               MIDCAP              MIDCAP VALUE            MONEY MARKET            SECURITIES
                                              HLS FUND               HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $448,060               $105,198              $4,384,503               $795,949
 Net realized gain (loss) on security
  transactions                                   580,352                (22,480)                     --                 11,057
 Net realized gain on distributions           14,047,474              2,998,700                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,670,729)            (2,726,994)                     --               (328,606)
                                             -----------            -----------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   13,405,157                354,424               4,384,503                478,400
                                             -----------            -----------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                     7,323,791              2,051,118             227,839,484              2,190,380
 Net transfers                                (4,506,726)               146,421            (194,128,913)               112,960
 Surrenders for benefit payments and
  fees                                        (4,959,674)              (599,580)            (16,842,230)              (623,387)
 Net loan activity                              (635,507)              (332,361)               (862,182)              (120,367)
 Cost of insurance                            (6,537,560)            (1,554,182)            (14,420,278)            (1,299,474)
                                             -----------            -----------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (9,315,676)              (288,584)              1,585,881                260,112
                                             -----------            -----------            ------------            -----------
 Net increase (decrease) in net assets         4,089,481                 65,840               5,970,384                738,512
NET ASSETS:
 Beginning of year                            89,476,933             17,673,734              88,523,036             13,901,117
                                             -----------            -----------            ------------            -----------
 End of year                                 $93,566,414            $17,739,574             $94,493,420            $14,639,629
                                             ===========            ===========            ============            ===========

                                                                                             HARTFORD
                                              HARTFORD                HARTFORD                 VALUE              LORD ABBETT
                                            SMALL COMPANY              STOCK               OPPORTUNITIES        AMERICA'S VALUE
                                              HLS FUND                HLS FUND               HLS FUND              PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $106,678              $1,264,460               $226,003              $174,853
 Net realized gain (loss) on security
  transactions                                   138,546                 133,778               (250,103)               (1,999)
 Net realized gain on distributions            6,764,719              17,441,992              2,569,000               184,482
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (876,585)            (11,889,658)            (3,859,518)             (320,619)
                                             -----------            ------------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    6,133,358               6,950,572             (1,314,618)               36,717
                                             -----------            ------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     3,901,812              15,443,310              3,234,884             1,317,229
 Net transfers                                (1,104,645)              1,363,267                132,145             2,075,122
 Surrenders for benefit payments and
  fees                                        (2,063,376)             (5,844,038)            (1,167,328)              (39,690)
 Net loan activity                              (351,371)               (504,363)              (135,829)             (124,113)
 Cost of insurance                            (3,214,193)            (10,942,345)            (1,732,891)             (441,581)
                                             -----------            ------------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,831,773)               (484,169)               330,981             2,786,967
                                             -----------            ------------            -----------            ----------
 Net increase (decrease) in net assets         3,301,585               6,466,403               (983,637)            2,823,684
NET ASSETS:
 Beginning of year                            44,188,159             114,838,351             17,356,653             3,079,105
                                             -----------            ------------            -----------            ----------
 End of year                                 $47,489,744            $121,304,754            $16,373,016            $5,902,789
                                             ===========            ============            ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                           LORD ABBETT
                                             GROWTH &
                                              INCOME         MFS INVESTORS         MFS NEW             MFS TOTAL
                                            PORTFOLIO         TRUST SERIES     DISCOVERY SERIES      RETURN SERIES
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $83,006            $1,377                $ --             $709,991
 Net realized gain (loss) on security
  transactions                                  (3,173)              333               4,901                7,867
 Net realized gain on distributions            457,730             1,397             248,087              678,836
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (403,208)           13,050            (183,280)            (285,667)
                                            ----------          --------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    134,355            16,157              69,708            1,111,027
                                            ----------          --------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                   1,412,610            74,536             626,003            5,106,010
 Net transfers                               1,901,608           204,649             198,349            1,758,479
 Surrenders for benefit payments and
  fees                                         (46,003)          (11,042)           (117,051)          (1,074,800)
 Net loan activity                             (33,657)             (173)            (55,073)             (89,969)
 Cost of insurance                            (558,723)          (27,444)           (376,511)          (2,735,964)
                                            ----------          --------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           2,675,835           240,526             275,717            2,963,756
                                            ----------          --------          ----------          -----------
 Net increase (decrease) in net assets       2,810,190           256,683             345,425            4,074,783
NET ASSETS:
 Beginning of year                           4,003,892           122,454           3,312,445           27,626,534
                                            ----------          --------          ----------          -----------
 End of year                                $6,814,082          $379,137          $3,657,870          $31,701,317
                                            ==========          ========          ==========          ===========


                                                                OPPENHEIMER          OPPENHEIMER
                                           U.S. MID CAP           CAPITAL              GLOBAL            OPPENHEIMER
                                              VALUE          APPRECIATION FUND     SECURITIES FUND     MAIN STREET FUND
                                         SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $290                 $205              $65,340              $6,502
 Net realized gain (loss) on security
  transactions                                   5,172                  811               (2,265)                (42)
 Net realized gain on distributions              5,026                   --              273,254                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (44,430)             292,307               (8,087)             12,961
                                            ----------          -----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                    (33,942)             293,323              328,242              19,421
                                            ----------          -----------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                      95,210              617,841            1,533,670             287,084
 Net transfers                               1,485,491              744,370            2,388,096             483,726
 Surrenders for benefit payments and
  fees                                          (7,756)            (161,495)             (88,599)             (6,398)
 Net loan activity                                 269                  268              (50,170)             (1,643)
 Cost of insurance                             (48,928)            (302,336)            (729,845)           (127,245)
                                            ----------          -----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           1,524,286              898,648            3,053,152             635,524
                                            ----------          -----------          -----------          ----------
 Net increase (decrease) in net assets       1,490,344            1,191,971            3,381,394             654,945
NET ASSETS:
 Beginning of year                                  --            1,943,789            4,655,631             657,851
                                            ----------          -----------          -----------          ----------
 End of year                                $1,490,344           $3,135,760           $8,037,025          $1,312,796
                                            ==========          ===========          ===========          ==========

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                            PUTNAM VT           PUTNAM VT            PUTNAM VT            PUTNAM VT
                                           DIVERSIFIED         GLOBAL ASSET           GLOBAL             GROWTH AND
                                           INCOME FUND       ALLOCATION FUND        EQUITY FUND          INCOME FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $61,548              $6,152             $211,683             $430,370
 Net realized gain (loss) on security
  transactions                                  (3,775)             (4,961)          (1,453,217)             107,336
 Net realized gain on distributions                 --                  --                   --            4,152,428
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (7,807)             26,442            2,120,075           (6,099,292)
                                            ----------          ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                     49,966              27,633              878,541           (1,409,158)
                                            ----------          ----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                          --                  --              853,719            2,780,467
 Net transfers                                 (85,245)             (9,565)          (1,906,079)          (1,197,694)
 Surrenders for benefit payments and
  fees                                         (57,082)            (32,469)            (809,759)          (1,389,103)
 Net loan activity                             (19,802)             (8,560)             (36,838)            (177,698)
 Cost of insurance                             (70,916)            (62,322)            (734,390)          (2,200,466)
                                            ----------          ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (233,045)           (112,916)          (2,633,347)          (2,184,494)
                                            ----------          ----------          -----------          -----------
 Net increase (decrease) in net assets        (183,079)            (85,283)          (1,754,806)          (3,593,652)
NET ASSETS:
 Beginning of year                           1,338,184             872,313            9,864,181           28,255,409
                                            ----------          ----------          -----------          -----------
 End of year                                $1,155,105            $787,030           $8,109,375          $24,661,757
                                            ==========          ==========          ===========          ===========

                                                                                                          PUTNAM VT
                                            PUTNAM VT            PUTNAM VT                              INTERNATIONAL
                                              HEALTH               HIGH               PUTNAM VT           GROWTH AND
                                          SCIENCES FUND         YIELD FUND           INCOME FUND         INCOME FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $30,400           $1,634,047             $989,281             $39,501
 Net realized gain (loss) on security
  transactions                                  78,926               62,167               27,992              50,277
 Net realized gain on distributions                 --                   --                   --             364,318
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (100,435)          (1,057,627)              48,203            (302,238)
                                            ----------          -----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                      8,891              638,587            1,065,476             151,858
                                            ----------          -----------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                          --            2,890,256            3,205,466                  --
 Net transfers                                 (96,137)            (552,031)           4,062,330            (146,612)
 Surrenders for benefit payments and
  fees                                        (207,053)            (883,993)          (1,582,927)            (95,431)
 Net loan activity                             (31,509)            (408,057)            (220,848)            (21,310)
 Cost of insurance                            (188,920)          (1,875,656)          (1,748,983)           (127,443)
                                            ----------          -----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (523,619)            (829,481)           3,715,038            (390,796)
                                            ----------          -----------          -----------          ----------
 Net increase (decrease) in net assets        (514,728)            (190,894)           4,780,514            (238,938)
NET ASSETS:
 Beginning of year                           2,845,311           21,399,093           17,666,184           2,115,150
                                            ----------          -----------          -----------          ----------
 End of year                                $2,330,583          $21,208,199          $22,446,698          $1,876,212
                                            ==========          ===========          ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                              PUTNAM VT              PUTNAM VT                                    PUTNAM VT
                                            INTERNATIONAL        INTERNATIONAL NEW          PUTNAM VT               MONEY
                                             EQUITY FUND         OPPORTUNITIES FUND       INVESTORS FUND         MARKET FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,030,025                $15,206                $14,670              $17,366
 Net realized gain (loss) on security
  transactions                                   458,972                (56,260)               (17,066)                  --
 Net realized gain on distributions            4,206,620                     --                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (2,866,241)               218,880                (90,756)                  --
                                             -----------             ----------             ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                    2,829,376                177,826                (93,152)              17,366
                                             -----------             ----------             ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                     3,370,773                     --                     --                   --
 Net transfers                                  (975,623)               (26,668)              (275,034)            (159,519)
 Surrenders for benefit payments and
  fees                                        (1,522,325)               (87,969)               (41,623)             (97,214)
 Net loan activity                              (383,732)               (17,392)               (40,918)              (8,858)
 Cost of insurance                            (2,659,986)               (97,918)              (168,842)             (28,590)
                                             -----------             ----------             ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                (2,170,893)              (229,947)              (526,417)            (294,181)
                                             -----------             ----------             ----------            ---------
 Net increase (decrease) in net assets           658,483                (52,121)              (619,569)            (276,815)
NET ASSETS:
 Beginning of year                            33,935,818              1,357,974              2,653,731              511,516
                                             -----------             ----------             ----------            ---------
 End of year                                 $34,594,301             $1,305,853             $2,034,162             $234,701
                                             ===========             ==========             ==========            =========

                                               PUTNAM VT              PUTNAM VT             PUTNAM VT             PUTNAM VT
                                                  NEW                    NEW              OTC & EMERGING          SMALL CAP
                                          OPPORTUNITIES FUND          VALUE FUND           GROWTH FUND            VALUE FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $23,549                $55,786                  $ --               $18,462
 Net realized gain (loss) on security
  transactions                                 (1,601,794)               140,986              (603,300)               (1,637)
 Net realized gain on distributions                    --                388,040                    --               369,230
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,493,696               (699,590)              754,697            (1,048,516)
                                              -----------             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       915,451               (114,778)              151,397              (662,461)
                                              -----------             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      1,683,011                     --                    --             1,139,339
 Net transfers                                   (710,592)              (690,343)             (109,133)            2,483,961
 Surrenders for benefit payments and
  fees                                           (817,253)               (66,374)              (68,508)             (109,671)
 Net loan activity                               (341,618)                (8,752)               (7,023)              (45,446)
 Cost of insurance                             (1,293,678)              (224,907)              (96,682)             (430,010)
                                              -----------             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                 (1,480,130)              (990,376)             (281,346)            3,038,173
                                              -----------             ----------            ----------            ----------
 Net increase (decrease) in net assets           (564,679)            (1,105,154)             (129,949)            2,375,712
NET ASSETS:
 Beginning of year                             15,705,782              4,292,843             1,187,401             2,320,921
                                              -----------             ----------            ----------            ----------
 End of year                                  $15,141,103             $3,187,689            $1,057,452            $4,696,633
                                              ===========             ==========            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                              PUTNAM VT               PUTNAM VT
                                          THE GEORGE PUTNAM      UTILITIES GROWTH AND        PUTNAM VT              PUTNAM VT
                                            FUND OF BOSTON           INCOME FUND             VISTA FUND           VOYAGER FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $77,934                 $46,761                   $ --                 $8,955
 Net realized gain (loss) on security
  transactions                                    33,765                  51,830               (213,292)            (2,066,465)
 Net realized gain on distributions              246,826                      --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (315,161)                343,400                274,450              3,712,871
                                              ----------              ----------             ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                       43,364                 441,991                 61,158              1,655,361
                                              ----------              ----------             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                            --                      --                     --              3,372,926
 Net transfers                                  (319,581)               (219,164)              (167,033)            (2,396,049)
 Surrenders for benefit payments and
  fees                                           (56,171)                (46,546)               (42,776)            (1,402,001)
 Net loan activity                               (18,241)                 (9,521)                (5,833)              (190,570)
 Cost of insurance                              (170,497)               (148,229)               (96,074)            (2,380,021)
                                              ----------              ----------             ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (564,490)               (423,460)              (311,716)            (2,995,715)
                                              ----------              ----------             ----------            -----------
 Net increase (decrease) in net assets          (521,126)                 18,531               (250,558)            (1,340,354)
NET ASSETS:
 Beginning of year                             2,732,480               2,306,288              1,537,452             29,553,977
                                              ----------              ----------             ----------            -----------
 End of year                                  $2,211,354              $2,324,819             $1,286,894            $28,213,623
                                              ==========              ==========             ==========            ===========

                                                                                         VAN KAMPEN
                                             PUTNAM VT             PUTNAM VT           LIFE INVESTMENT
                                              CAPITAL                EQUITY            TRUST COMSTOCK
                                         OPPORTUNITIES FUND       INCOME FUND             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income                             $ --               $69,651               $163,563
 Net realized gain (loss) on security
  transactions                                    3,856                35,753                 (1,062)
 Net realized gain on distributions             311,924               346,327                227,365
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (810,576)             (301,021)              (951,521)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    (494,796)              150,710               (561,655)
                                             ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                    1,177,934               753,784              3,063,709
 Net transfers                                1,049,472                95,753              5,122,103
 Surrenders for benefit payments and
  fees                                         (155,554)              (91,345)              (243,056)
 Net loan activity                              (43,598)              (40,659)               (79,356)
 Cost of insurance                             (552,229)             (489,875)            (1,243,166)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,476,025               227,658              6,620,234
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets          981,229               378,368              6,058,579
NET ASSETS:
 Beginning of year                            3,946,824             5,446,972              9,208,128
                                             ----------            ----------            -----------
 End of year                                 $4,928,053            $5,825,340            $15,266,707
                                             ==========            ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL I (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS International Growth Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Capital Development Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity Income Fund Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Franklin Income Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Templeton Global Income Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value Opportunities HLS Fund, Lord Abbett America's Value Portfolio, Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth & Income Portfolio, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, Van Kampen -- UIF Mid Cap Growth Portfolio, U.S. Mid Cap Value, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund, Oppenheimer Main Street Fund, Oppenheimer Main Street Small Cap Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and the Van Kampen Life Investment Trust Comstock Portfolio.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2008.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable life account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. All sub-accounts are currently in the accumulation period.

       g) FAIR VALUE MEASUREMENTS -- On January 1, 2008, the Account adopted Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under U.S. GAAP, establishes a hierarchy based on the level of observable inputs used to measure fair value and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price).

       The following section applies the SFAS 157 fair value hierarchy and disclosure requirements to the Account's financial instruments that are carried at fair value. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

       LEVEL 1: Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit swap contracts.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), including ABS backed by sub-prime loans, and private placement debt and equity securities. Embedded derivatives and complex derivatives securities, including equity derivatives, longer dated interest rate swaps and certain complex credit derivatives are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       The adoption of SFAS 157 did not have a material impact on the results of the Account. As of December 31, 2008, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the SFAS 157 hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

-------------------------------------------------------------------------------

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts on the contract date and on each subsequent monthly activity date:

       a) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance charges (COI) which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Company will make deductions at a maximum annual rate of 1.40% of the contract's value for the mortality and expense risks which the company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of $30. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS International Value
 Portfolio                                            $6,199,290      $1,139,791
AllianceBernstein VPS Small/Mid-Cap Value
 Portfolio                                             2,933,473         837,582
AllianceBernstein VPS International Growth
 Portfolio                                             2,716,691         623,343
AIM V.I. Capital Appreciation Fund                       664,873         195,146
AIM V.I. Core Equity Fund                                645,873         199,822
AIM V.I. International Growth Fund                       432,756           5,285
AIM V.I. Mid Cap Core Equity Fund                      5,061,920       2,736,494
AIM V.I. Small Cap Equity Fund                         1,308,854         252,116
AIM V.I. Capital Development Fund                        465,410         373,934
American Funds Asset Allocation Fund                  18,220,849       5,871,570
American Funds Blue Chip Income and Growth Fund       10,813,022       3,586,354
American Funds Bond Fund                              13,446,448       7,726,122
American Funds Global Growth Fund                     11,815,212       3,131,934
American Funds Growth Fund                            42,539,123       8,575,609
American Funds Growth-Income Fund                     27,240,348       8,185,682
American Funds International Fund                     20,245,570       5,529,329
American Funds New World Fund                          8,355,735       3,286,988
American Funds Global Small Capitalization Fund        7,853,808       3,486,574
Fidelity VIP Asset Manager Portfolio                     298,510         472,902
Fidelity VIP Equity Income Fund Portfolio              3,597,958       6,099,063
Fidelity VIP Contrafund Portfolio                     10,156,601       1,853,380
Fidelity VIP Overseas Portfolio                          427,392         218,901
Fidelity VIP Mid Cap Portfolio                         7,998,789       1,485,253
Fidelity VIP Freedom 2010 Portfolio                      408,978          63,076
Fidelity VIP Freedom 2020 Portfolio                      273,613           3,210
Fidelity VIP Freedom 2030 Portfolio                       53,273           1,774
Franklin Income Securities Fund                       13,303,765       1,373,589
Franklin Small Cap Value Securities Fund               5,491,064       2,292,814
Franklin Strategic Income Securities Fund              1,988,193         200,807

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Mutual Shares Securities Fund                        $10,317,637      $3,063,547
Templeton Growth Securities Fund                       3,958,752         400,761
Mutual Discovery Securities Fund                       7,519,049         975,598
Templeton Global Income Securities Fund                9,782,028       1,367,154
Hartford Advisers HLS Fund                             6,622,053       9,494,531
Hartford Total Return Bond HLS Fund                   16,685,282      11,421,340
Hartford Capital Appreciation HLS Fund                31,774,091      16,620,007
Hartford Dividend and Growth HLS Fund                 14,261,454       6,934,930
Hartford Global Advisers HLS Fund                        215,893         320,928
Hartford Global Equity HLS Fund                        1,391,756       1,487,631
Hartford Global Growth HLS Fund                          194,284         243,924
Hartford Disciplined Equity HLS Fund                   2,867,093       1,551,730
Hartford Growth Opportunities HLS Fund                 7,644,972       3,400,025
Hartford Index HLS Fund                                5,709,727       6,213,298
Hartford International Small Company HLS Fund          2,198,554       1,680,340
Hartford International Opportunities HLS Fund          6,849,632       3,764,587
Hartford MidCap HLS Fund                               5,095,286       9,130,986
Hartford MidCap Value HLS Fund                         4,394,162       1,767,862
Hartford Money Market HLS Fund                        78,124,397      46,146,543
Hartford Small Company HLS Fund                        2,652,004       4,506,437
Hartford Stock HLS Fund                                6,591,750       8,892,827
Hartford U.S. Government Securities HLS Fund          19,531,139      16,442,670
Hartford Value Opportunities HLS Fund                  3,201,032       3,883,250
Lord Abbett America's Value Portfolio                  1,802,804         322,125
Lord Abbett Bond-Debenture Portfolio                     752,025          31,914
Lord Abbett Growth & Income Portfolio                  1,830,761         473,819
MFS Investors Trust Series                             1,326,460         109,453
MFS New Discovery Series                               1,262,997         687,291
MFS Total Return Series                                5,533,152       4,615,421
MFS Value Series                                       2,091,181          10,447
Van Kampen -- UIF Mid Cap Growth Portfolio               494,793          45,479
U.S. Mid Cap Value                                     1,496,109         530,947
Oppenheimer Capital Appreciation Fund                    795,707         286,973
Oppenheimer Global Securities Fund                     2,236,113         631,382
Oppenheimer Main Street Fund                             682,678         142,391
Oppenheimer Main Street Small Cap Fund                   305,198           4,135
Putnam VT Diversified Income Fund                        733,238         185,418
Putnam VT Global Asset Allocation Fund                    27,219         118,080
Putnam VT Global Equity Fund                             470,849         942,216
Putnam VT Growth and Income Fund                       5,215,396       2,977,026
Putnam VT Health Sciences Fund                            18,721         450,352
Putnam VT High Yield Fund                              5,154,886       4,074,623
Putnam VT Income Fund                                  4,731,027       5,986,578
Putnam VT International Growth and Income Fund           329,470         151,281
Putnam VT International Equity Fund                    7,058,275       3,729,426
Putnam VT International New Opportunities Fund            18,096         229,961
Putnam VT Investors Fund                                   8,378         342,808
Putnam VT Money Market Fund                                6,229          38,433

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                        $694,372      $2,016,151
Putnam VT New Value Fund                                 593,113         558,863
Putnam VT OTC & Emerging Growth Fund                           1         194,715
Putnam VT Small Cap Value Fund                         2,417,600         471,930
Putnam VT The George Putnam Fund of Boston               240,287         362,129
Putnam VT Utilities Growth and Income Fund                99,496         376,070
Putnam VT Vista Fund                                          --         172,861
Putnam VT Voyager Fund                                 1,106,484       3,177,454
Putnam VT Capital Opportunities Fund                   1,110,555         599,676
Putnam VT Equity Income Fund                           1,204,771         728,358
Van Kampen Life Investment Trust Comstock
 Portfolio                                             4,434,603         601,712
                                                  --------------  --------------
                                                    $528,822,462    $265,897,248
                                                  ==============  ==============

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 International Value
 Portfolio                        830,717        420,100            410,617
AllianceBernstein VPS
 Small/Mid-Cap Value
 Portfolio                        345,247        213,510            131,737
AllianceBernstein VPS
 International Growth
 Portfolio                        337,993        124,153            213,840
AIM V.I. Capital
 Appreciation Fund                 97,998         50,048             47,950
AIM V.I. Core Equity Fund          55,685         25,513             30,172
AIM V.I. International
 Growth Fund                       59,045          4,189             54,856
AIM V.I. Mid Cap Core
 Equity Fund                      341,117        328,189             12,928
AIM V.I. Small Cap Equity
 Fund                             140,275         47,977             92,298
AIM V.I. Capital
 Development Fund                  43,369         48,747             (5,378)
American Funds Asset
 Allocation Fund                1,710,052      1,291,016            419,036
American Funds Blue Chip
 Income and Growth Fund           966,318        739,249            227,069
American Funds Bond Fund        1,544,669      1,359,774            184,895
American Funds Global
 Growth Fund                    9,880,224      8,359,752          1,520,472
American Funds Growth Fund     47,795,762     38,649,384          9,146,378
American Funds
 Growth-Income Fund            30,267,436     27,618,675          2,648,761
American Funds
 International Fund               966,981        829,758            137,223
American Funds New World
 Fund                             397,446        347,291             50,155
American Funds Global
 Small Capitalization
 Fund                           4,512,993      4,690,546           (177,553)
Fidelity VIP Asset Manager
 Portfolio                         17,257        213,823           (196,566)
Fidelity VIP Equity Income
 Fund Portfolio                 2,241,618      3,855,542         (1,613,924)
Fidelity VIP Contrafund
 Portfolio                      1,302,678        678,193            624,485
Fidelity VIP Overseas
 Portfolio                            201         98,653            (98,452)
Fidelity VIP Mid Cap
 Portfolio                        716,084        406,280            309,804
Fidelity VIP Freedom 2010
 Portfolio                         44,417          8,771             35,646
Fidelity VIP Freedom 2020
 Portfolio                         32,842          1,378             31,464
Fidelity VIP Freedom 2030
 Portfolio                          7,226            382              6,844
Franklin Income Securities
 Fund                           1,431,266        577,351            853,915
Franklin Small Cap Value
 Securities Fund                  449,843        385,069             64,774
Franklin Strategic Income
 Securities Fund                  232,763         39,840            192,923
Mutual Shares Securities
 Fund                             983,510        741,717            241,793

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
Templeton Growth
 Securities Fund                  464,989        209,262            255,727
Mutual Discovery
 Securities Fund                  780,561        321,260            459,301
Templeton Global Income
 Securities Fund                  908,935        196,830            712,105
Hartford Advisers HLS Fund      5,088,351      7,279,140         (2,190,789)
Hartford Total Return Bond
 HLS Fund                      11,765,167     13,061,285         (1,296,118)
Hartford Capital
 Appreciation HLS Fund          5,565,299      7,374,037         (1,808,738)
Hartford Dividend and
 Growth HLS Fund                6,981,106      6,483,264            497,842
Hartford Global Advisers
 HLS Fund                          93,868        210,866           (116,998)
Hartford Global Equity HLS
 Fund                             149,594      1,560,659         (1,411,065)
Hartford Global Growth HLS
 Fund                             106,988        228,341           (121,353)
Hartford Disciplined
 Equity HLS Fund                2,650,554      2,821,251           (170,697)
Hartford Growth
 Opportunities HLS Fund           648,499        464,235            184,264
Hartford Index HLS Fund         3,232,241      4,129,745           (897,504)
Hartford International
 Small Company HLS Fund           195,457        200,625             (5,168)
Hartford International
 Opportunities HLS Fund         3,753,760      3,683,151             70,609
Hartford MidCap HLS Fund        2,147,145      4,492,266         (2,345,121)
Hartford MidCap Value HLS
 Fund                             199,804        217,356            (17,552)
Hartford Money Market HLS
 Fund                         119,192,998    102,508,185         16,684,813
Hartford Small Company HLS
 Fund                           3,543,908      4,427,306           (883,398)
Hartford Stock HLS Fund         6,100,507      7,656,341         (1,555,834)
Hartford U.S. Government
 Securities HLS Fund            2,779,878      7,787,927         (5,008,049)
Hartford Value
 Opportunities HLS Fund           322,805        426,679           (103,874)
Lord Abbett America's
 Value Portfolio                  205,052        105,521             99,531
Lord Abbett Bond-Debenture
 Portfolio                         83,159          8,974             74,185
Lord Abbett Growth &
 Income Portfolio                 256,123        142,871            113,252
MFS Investors Trust Series        134,367         13,918            120,449
MFS New Discovery Series           81,408         86,770             (5,362)
MFS Total Return Series           526,870        696,534           (169,664)
MFS Value Series                  280,060         11,162            268,898
Van Kampen -- UIF Mid Cap
 Growth Portfolio                  67,352          8,140             59,212
U.S. Mid Cap Value                156,229         72,390             83,839
Oppenheimer Capital
 Appreciation Fund                123,573         70,245             53,328
Oppenheimer Global
 Securities Fund                  274,630        180,140             94,490
Oppenheimer Main Street
 Fund                              73,027         32,531             40,496
Oppenheimer Main Street
 Small Cap Fund                    38,865          2,624             36,241
Putnam VT Diversified
 Income Fund                       83,958         15,647             68,311
Putnam VT Global Asset
 Allocation Fund                    1,058          5,678             (4,620)
Putnam VT Global Equity
 Fund                              32,575         57,953            (25,378)
Putnam VT Growth and
 Income Fund                      147,569        203,318            (55,749)
Putnam VT Health Sciences
 Fund                                 101         34,530            (34,429)
Putnam VT High Yield Fund         338,702        352,664            (13,962)
Putnam VT Income Fund             435,935        549,698           (113,763)
Putnam VT International
 Growth and Income Fund                91          9,016             (8,925)
Putnam VT International
 Equity Fund                      320,918        412,807            (91,889)
Putnam VT International
 New Opportunities Fund                 1         14,617            (14,616)
Putnam VT Investors Fund              110         37,603            (37,493)
Putnam VT Money Market
 Fund                                  --         21,623            (21,623)
Putnam VT New
 Opportunities Fund               110,872        179,341            (68,469)

-------------------------------------------------------------------------------

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
Putnam VT New Value Fund            2,245         39,800            (37,555)
Putnam VT OTC & Emerging
 Growth Fund                           89         26,443            (26,354)
Putnam VT Small Cap Value
 Fund                             258,311        169,364             88,947
Putnam VT The George
 Putnam Fund of Boston                387         26,818            (26,431)
Putnam VT Utilities Growth
 and Income Fund                    4,762         14,609             (9,847)
Putnam VT Vista Fund                   --         15,177            (15,177)
Putnam VT Voyager Fund            160,681        246,091            (85,410)
Putnam VT Capital
 Opportunities Fund               123,131        106,014             17,117
Putnam VT Equity Income
 Fund                             105,463         87,359             18,104
Van Kampen Life Investment
 Trust Comstock Portfolio         587,220        305,574            281,646

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein
 International Value
 Portfolio                        962,241        171,853            790,388
AllianceBernstein
 Small/Mid-Cap Value
 Portfolio                        448,173        152,097            296,076
AllianceBernstein VPS
 International Growth
 Portfolio                        184,865          7,983            176,882
AIM V.I. Capital
 Appreciation Fund                 85,290         37,692             47,598
AIM V.I. Core Equity Fund          37,330         21,871             15,459
AIM V.I. Mid Cap Core
 Equity Fund                      271,860        189,805             82,055
AIM V.I. Small Cap Equity
 Fund                              68,795         17,501             51,294
AIM V.I. Capital
 Development Fund                 117,340         42,395             74,945
American Funds Asset
 Allocation Fund                1,584,565        840,056            744,509
American Funds Blue Chip
 Income and Growth Fund           936,030        476,617            459,413
American Funds Bond Fund        2,258,982        846,269          1,412,713
American Funds Global
 Growth Fund                    9,612,260      6,068,500          3,543,760
American Funds Growth Fund     44,985,287     28,187,792         16,797,495
American Funds
 Growth-Income Fund            30,537,673     20,657,561          9,880,112
American Funds
 International Fund             1,067,579        601,918            465,661
American Funds New World
 Fund                             507,004        225,922            281,082
American Funds Global
 Small Capitalization
 Fund                           4,798,828      3,428,819          1,370,009
Fidelity VIP Asset Manager
 Portfolio                             94        185,845           (185,751)
Fidelity VIP Equity Income
 Fund Portfolio                 2,130,981      2,937,315           (806,334)
Fidelity VIP Contrafund
 Portfolio                      1,348,827        429,779            919,048
Fidelity VIP Overseas
 Portfolio                             67        148,591           (148,524)
Fidelity VIP Mid Cap
 Portfolio                        838,127        198,750            639,377
Franklin Income Securities
 Fund                           1,761,006        235,451          1,525,555
Franklin Small Cap Value
 Securities Fund                  401,190        291,674            109,516
Mutual Shares Securities
 Fund                           1,346,660        439,526            907,134
Templeton Growth
 Securities Fund                  705,438         91,573            613,865
Mutual Discovery
 Securities Fund                  992,625        167,190            825,435
Templeton Global Income
 Securities Fund                  110,728          3,866            106,862
Hartford Advisers HLS Fund      5,632,404      6,422,572           (790,168)
Hartford Total Return Bond
 HLS Fund                      14,036,794     11,867,752          2,169,042
Hartford Capital
 Appreciation HLS Fund          4,470,890      6,595,559         (2,124,669)
Hartford Dividend and
 Growth HLS Fund                6,791,079      5,520,473          1,270,606
Hartford Global Advisers
 HLS Fund                             262        113,843           (113,581)
Hartford Global Growth HLS
 Fund                                  --        136,337           (136,337)

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                    ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
Hartford Global Technology
 HLS Fund                              58        103,409           (103,351)
Hartford Disciplined
 Equity HLS Fund                1,871,088      2,154,650           (283,562)
Hartford Growth
 Opportunities HLS Fund           486,070        311,814            174,256
Hartford Index HLS Fund         3,101,416      3,690,590           (589,174)
Hartford International
 Small Company HLS Fund           229,664        165,179             64,485
Hartford International
 Opportunities HLS Fund         4,093,121      4,027,529             65,592
Hartford MidCap HLS Fund        2,257,570      4,548,560         (2,290,990)
Hartford MidCap Value HLS
 Fund                             197,095        213,093            (15,998)
Hartford Money Market HLS
 Fund                         153,356,780    152,450,668            906,112
Hartford Mortgage
 Securities HLS Fund            1,887,642      1,766,858            120,784
Hartford Small Company HLS
 Fund                           2,813,227      3,985,697         (1,172,470)
Hartford Stock HLS Fund         6,087,845      6,164,594            (76,749)
Hartford Value
 Opportunities HLS Fund           430,719        424,578              6,141
Lord Abbett America's
 Value Portfolio                  295,884         65,400            230,484
Lord Abbett Growth &
 Income Portfolio                 294,446         82,000            212,446
MFS Investors Trust Series         22,227          3,467             18,760
MFS New Discovery Series           88,369         71,749             16,620
MFS Total Return Series           648,243        445,893            202,350
U.S. Mid Cap Value                165,211         26,677            138,534
Oppenheimer Capital
 Appreciation Fund                128,065         55,808             72,257
Oppenheimer Global
 Securities Fund                  332,976        100,630            232,346
Oppenheimer Main Street
 Fund                              64,782         14,115             50,667
Putnam VT Diversified
 Income Fund                            4         11,029            (11,025)
Putnam VT Global Asset
 Allocation Fund                       --          3,813             (3,813)
Putnam VT Global Equity
 Fund                              66,034        148,170            (82,136)
Putnam VT Growth and
 Income Fund                      121,423        165,751            (44,328)
Putnam VT Health Sciences
 Fund                               3,172         38,353            (35,181)
Putnam VT High Yield Fund         406,395        381,594             24,801
Putnam VT Income Fund             652,404        321,315            331,089
Putnam VT International
 Growth and Income Fund               231         17,941            (17,710)
Putnam VT International
 Equity Fund                      257,454        359,693           (102,239)
Putnam VT International
 New Opportunities Fund                 5         12,129            (12,124)
Putnam VT Investors Fund              422         42,482            (42,060)
Putnam VT Money Market
 Fund                                  69        173,403           (173,334)
Putnam VT New
 Opportunities Fund                88,598        144,355            (55,757)
Putnam VT New Value Fund              183         44,045            (43,862)
Putnam VT OTC & Emerging
 Growth Fund                           85         31,504            (31,419)
Putnam VT Small Cap Value
 Fund                             346,958         87,661            259,297
Putnam VT The George
 Putnam Fund of Boston                  1         34,325            (34,324)
Putnam VT Utilities Growth
 and Income Fund                       12         11,779            (11,767)
Putnam VT Vista Fund                  496         22,578            (22,082)
Putnam VT Voyager Fund            140,511        226,337            (85,826)
Putnam VT Capital
 Opportunities Fund               151,697         68,434             83,263
Putnam VT Equity Income
 Fund                              97,058         84,608             12,450
Van Kampen Life Investment
 Trust Comstock Portfolio         683,212        150,034            533,178

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2008  Lowest contract charges              1,602,576     $6.074134      $9,734,259
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              1,191,959     13.001625      15,497,409
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                401,571     12.314196       4,945,023
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
ALLIANCEBERNSTEIN VPS SMALL/MID-CAP
 VALUE PORTFOLIO
 2008  Lowest contract charges                741,924      7.489616       5,556,724
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                610,187     11.656335       7,112,541
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                314,111     11.480951       3,606,288
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 42,050     10.053255         422,734
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2008  Lowest contract charges                390,722      5.989175       2,340,105
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                176,882     11.735231       2,075,755
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2008  Lowest contract charges               --            0.88%          (53.28)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.94%            5.58%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.07%           23.14%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
ALLIANCEBERNSTEIN VPS SMALL/MID-CAP
 VALUE PORTFOLIO
 2008  Lowest contract charges               --            0.44%          (35.75)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.70%            1.53%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.18%           14.20%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             0.53%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2008  Lowest contract charges               --              --           (48.96)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.50%           17.35%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
 2008  Lowest contract charges                204,743     $7.254268      $1,485,259
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                156,793     12.614437       1,977,854
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                109,195     11.261514       1,229,702
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 69,168     10.594074         732,771
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AIM V.I. CORE EQUITY FUND
 2008  Lowest contract charges                141,615     10.957579       1,551,758
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                111,443     15.685297       1,748,014
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 95,984     14.507758       1,392,514
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AIM V.I. INTERNATIONAL GROWTH FUND
 2008  Lowest contract charges                 54,856      6.495072         356,296
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AIM V.I. MID CAP CORE EQUITY FUND
 2008  Lowest contract charges              1,093,334     12.155426      13,289,938
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              1,080,406     17.005072      18,372,373
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                998,351     15.522798      15,497,204
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                889,599     13.954120      12,413,573
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                463,562     12.966631       6,010,833
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
 2008  Lowest contract charges               --              --           (42.49)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --              --            12.01%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.08%            6.30%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.32%            5.94%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AIM V.I. CORE EQUITY FUND
 2008  Lowest contract charges               --            2.66%          (30.14)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.25%            8.12%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.59%           15.24%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AIM V.I. INTERNATIONAL GROWTH FUND
 2008  Lowest contract charges               --            2.07%          (35.05)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AIM V.I. MID CAP CORE EQUITY FUND
 2008  Lowest contract charges               --            1.61%          (28.52)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.23%            9.55%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.01%           11.24%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.66%            7.62%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.28%           13.82%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 2008  Lowest contract charges                195,093     $8.853684      $1,727,293
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                102,795     12.889339       1,324,958
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 51,501     12.253694         631,083
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                  3,831     10.434113          39,968
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AIM V.I. CAPITAL DEVELOPMENT FUND
 2008  Lowest contract charges                118,371      7.052376         834,800
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                123,749     13.312750       1,647,444
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 48,804     12.010285         586,145
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                  1,105     10.307493          11,394
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AMERICAN FUNDS ASSET ALLOCATION FUND
 2008  Lowest contract charges              5,614,716     11.262300      63,234,615
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              5,195,680     15.977239      83,012,623
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges              4,451,171     14.994647      66,743,731
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges              3,392,245     13.077484      44,362,026
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges              1,897,005     11.982388      22,730,649
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 2008  Lowest contract charges               --              --           (31.31)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.05%            5.19%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --              --            17.44%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             4.34%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AIM V.I. CAPITAL DEVELOPMENT FUND
 2008  Lowest contract charges               --              --           (47.03)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --              --            10.85%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --              --            16.52%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             3.08%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AMERICAN FUNDS ASSET ALLOCATION FUND
 2008  Lowest contract charges               --            2.64%          (29.51)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.29%            6.55%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            2.45%           14.66%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            2.67%            9.14%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            2.77%            8.34%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 2008  Lowest contract charges              3,206,911    $10.382553     $33,295,926
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              2,979,842     16.351739      48,725,591
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges              2,520,429     16.027025      40,394,987
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges              1,897,219     13.649702      25,896,470
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges              1,125,655     12.728640      14,328,059
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AMERICAN FUNDS BOND FUND
 2008  Lowest contract charges              4,604,691     11.107228      51,145,347
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              4,419,796     12.252603      54,154,000
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges              3,007,083     11.857928      35,657,768
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges              2,048,674     11.083750      22,706,993
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges              1,378,007     10.910455      15,034,682
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2008  Lowest contract charges             40,130,537      1.058316      42,470,789
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges             38,610,065      1.717724      66,321,436
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges             35,066,305      1.495637      52,446,464
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges             30,292,374      1.241944      37,621,432
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges             23,858,545      1.088710      25,975,037
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 2008  Lowest contract charges               --            2.11%          (36.51)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.59%            2.03%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.14%           17.42%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.97%            7.24%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.69%            9.74%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AMERICAN FUNDS BOND FUND
 2008  Lowest contract charges               --            5.69%           (9.35)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            8.17%            3.33%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            3.84%            6.99%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            3.55%            1.59%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            3.09%            5.72%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2008  Lowest contract charges               --            1.86%          (38.39)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.76%           14.85%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.86%           20.43%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.67%           14.08%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.44%           13.49%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2008  Lowest contract charges            189,655,749     $0.742443    $140,808,583
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges            180,509,371      1.325073     239,188,093
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges            163,711,876      1.179431     193,086,862
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges            146,366,232      1.070088     156,624,748
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges            116,139,936      0.920977     106,962,210
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AMERICAN FUNDS GROWTH-INCOME FUND
 2008  Lowest contract charges            135,621,416      0.952901     129,233,783
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges            132,972,655      1.533170     203,869,686
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges            123,092,543      1.459565     179,661,567
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges            114,769,448      1.266953     145,407,497
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges             94,818,470      1.197136     113,510,605
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AMERICAN FUNDS INTERNATIONAL FUND
 2008  Lowest contract charges              3,509,365     15.043908      52,794,571
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              3,372,142     25.993056      87,652,268
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges              2,906,481     21.656876      62,945,303
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges              2,246,359     18.202405      40,889,132
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges              1,329,103     14.981085      19,911,407
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2008  Lowest contract charges               --            0.85%          (43.97)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.81%           12.35%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.84%           10.22%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.75%           16.19%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.20%           12.50%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AMERICAN FUNDS GROWTH-INCOME FUND
 2008  Lowest contract charges               --            1.77%          (37.85)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.57%            5.04%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.61%           15.20%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.43%            5.83%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.99%           10.37%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AMERICAN FUNDS INTERNATIONAL FUND
 2008  Lowest contract charges               --            2.00%          (42.12)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.60%           20.02%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.78%           18.98%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.82%           21.50%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.88%           19.32%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2008  Lowest contract charges              1,275,691    $18.002579     $22,965,729
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              1,225,536     31.240624      38,286,497
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                944,454     23.629455      22,316,930
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                712,154     17.820884      12,691,218
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                302,753     14.760130       4,468,674
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2008  Lowest contract charges             16,823,811      1.147402      19,303,674
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges             17,001,364      2.468617      41,969,856
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges             15,631,355      2.032992      31,778,420
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges             14,344,510      1.638805      23,507,855
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges             10,521,812      1.307366      13,755,859
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
FIDELITY VIP ASSET MANAGER PORTFOLIO
 2008  Lowest contract charges                743,264      1.871681       1,391,153
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                939,830      2.625733       2,467,743
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges              1,125,581      2.273295       2,558,778
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges              1,293,414      2.118302       2,739,841
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges              1,592,399      2.035964       3,242,068
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2008  Lowest contract charges               --            1.52%          (42.37)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            3.36%           32.21%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.55%           32.59%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.24%           20.74%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.94%           18.80%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2008  Lowest contract charges               --              --           (53.52)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.94%           21.43%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.46%           24.05%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.95%           25.35%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --              --            20.88%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FIDELITY VIP ASSET MANAGER PORTFOLIO
 2008  Lowest contract charges               --            2.39%          (28.72)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            6.10%           15.50%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            2.77%            7.32%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            2.83%            4.04%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            3.07%            5.47%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
FIDELITY VIP EQUITY INCOME FUND
 PORTFOLIO
 2008  Lowest contract charges                 457,403     $7.215315      $3,300,309
    Highest contract charges                13,017,857      1.919982      24,994,051
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges                 350,149     12.616655       4,417,713
    Highest contract charges                14,739,035      3.348026      49,346,671
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges                 194,435     12.458100       2,422,288
    Highest contract charges                15,701,083      3.297550      51,775,107
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges                  24,632     10.387944         255,874
    Highest contract charges                16,224,483      2.743539      44,512,501
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              15,634,379      2.591536      40,517,055
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
FIDELITY VIP CONTRAFUND PORTFOLIO
 2008  Lowest contract charges               2,797,455      8.007735      22,401,277
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               2,172,970     13.972661      30,362,173
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges               1,253,922     11.911647      14,936,278
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges                 261,790     10.689654       2,798,445
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
FIDELITY VIP OVERSEAS PORTFOLIO
 2008  Lowest contract charges               1,134,846      1.673907       1,899,627
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               1,233,298      2.978729       3,673,659
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges               1,381,822      2.539150       3,508,654
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges               1,519,518      2.150376       3,267,534
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges               1,972,121      1.806348       3,562,337
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
FIDELITY VIP EQUITY INCOME FUND
 PORTFOLIO
 2008  Lowest contract charges               --            2.63%          (42.81)%
    Highest contract charges                 --            2.45%          (42.65)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.06%            1.27%
    Highest contract charges                 --            1.79%            1.53%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            3.29%           19.93%
    Highest contract charges                 --            3.33%           20.19%
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             3.88%
    Highest contract charges                 --            1.57%            5.87%
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.46%           11.53%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FIDELITY VIP CONTRAFUND PORTFOLIO
 2008  Lowest contract charges               --            0.91%          (42.69)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.93%           17.30%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.09%           11.43%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             6.90%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FIDELITY VIP OVERSEAS PORTFOLIO
 2008  Lowest contract charges               --            2.60%          (43.81)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            3.30%           17.31%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.88%           18.08%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.68%           19.05%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.32%           13.64%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 2008  Lowest contract charges               1,742,992     $8.324310     $14,509,208
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               1,433,188     13.783318      19,754,089
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges                 793,811     11.950350       9,486,316
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges                  87,563     10.631702         930,940
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
FIDELITY VIP FREEDOM 2010 PORTFOLIO
 2008  Lowest contract charges                  35,646      7.810650         278,415
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
FIDELITY VIP FREEDOM 2020 PORTFOLIO
 2008  Lowest contract charges                  31,464      7.169550         225,584
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
FIDELITY VIP FREEDOM 2030 PORTFOLIO
 2008  Lowest contract charges                   6,844      6.707483          45,903
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
FRANKLIN INCOME SECURITIES FUND
 2008  Lowest contract charges               2,983,512      8.351913      24,918,032
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               2,129,597     11.872911      25,284,515
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges                 604,042     11.443038       6,912,073
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 2008  Lowest contract charges               --            0.25%          (39.61)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.50%           15.34%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.06%           12.40%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             6.32%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FIDELITY VIP FREEDOM 2010 PORTFOLIO
 2008  Lowest contract charges               --            8.24%          (21.89)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FIDELITY VIP FREEDOM 2020 PORTFOLIO
 2008  Lowest contract charges               --            8.93%          (28.31)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FIDELITY VIP FREEDOM 2030 PORTFOLIO
 2008  Lowest contract charges               --           11.75%          (32.93)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FRANKLIN INCOME SECURITIES FUND
 2008  Lowest contract charges               --            5.51%          (29.66)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            3.05%            3.76%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.44%           14.43%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2008  Lowest contract charges               1,504,562    $12.530774     $18,853,326
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               1,439,788     18.707094      26,934,241
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges               1,330,272     19.163059      25,492,086
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges               1,207,277     16.381351      19,776,829
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges                 688,007     15.061082      10,362,130
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2008  Lowest contract charges                 192,923      8.855462       1,708,421
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
MUTUAL SHARES SECURITIES FUND
 2008  Lowest contract charges               3,323,687     10.912235      36,268,854
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               3,081,894     17.350672      53,472,924
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges               2,174,760     16.767268      36,464,775
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges               1,425,325     14.163953      20,188,237
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges                 618,909     12.811952       7,929,434
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
TEMPLETON GROWTH SECURITIES FUND
 2008  Lowest contract charges               1,136,464      6.895852       7,836,891
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges                 880,737     11.955902      10,530,007
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges                 266,872     11.681704       3,117,522
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2008  Lowest contract charges               --            1.15%          (33.02)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.64%           (2.38)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.65%           16.98%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.71%            8.77%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.17%           23.75%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2008  Lowest contract charges               --            0.57%          (11.45)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
MUTUAL SHARES SECURITIES FUND
 2008  Lowest contract charges               --            3.12%          (37.11)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.39%            3.48%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.28%           18.38%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.83%           10.55%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.79%           12.63%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
TEMPLETON GROWTH SECURITIES FUND
 2008  Lowest contract charges               --            1.81%          (42.32)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.22%            2.35%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.20%           16.82%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
 2008  Lowest contract charges               1,677,235     $9.148724     $15,344,558
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               1,217,934     12.787292      15,574,071
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges                 392,499     11.432675       4,487,312
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
TEMPLETON GLOBAL INCOME SECURITIES FUND
 2008  Lowest contract charges                 818,967     11.691131       9,574,652
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges                 106,862     11.007928       1,176,326
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges              31,141,455      2.329770      72,552,427
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges              33,332,244      3.408043     113,597,721
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges              34,122,412      3.195934     109,052,976
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges              35,681,879      2.886947     103,011,694
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              37,581,626      2.692139     101,174,960
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
 2008  Lowest contract charges               --            2.43%          (28.46)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.35%           11.85%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.11%           14.33%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
TEMPLETON GLOBAL INCOME SECURITIES FUND
 2008  Lowest contract charges               --            4.01%            6.21%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.31%           10.08%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges               --            3.07%          (31.64)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.25%            6.64%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            2.39%           10.70%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            3.26%            7.24%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            2.11%            3.74%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2008  Lowest contract charges              47,985,924     $2.284046    $109,602,057
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges              49,282,042      2.472569     121,853,248
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges              47,113,000      2.362266     111,293,438
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges              43,102,040      2.254006      97,152,256
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              38,295,847      2.200121      84,255,497
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2008  Lowest contract charges              35,247,202      4.175508     147,174,973
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges              37,055,940      7.674740     284,394,702
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges              39,180,609      6.569283     257,388,510
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges              42,096,477      5.633312     237,142,587
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              41,301,396      4.875404     201,360,991
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2008  Lowest contract charges              30,391,567      2.975883      90,441,746
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges              29,893,725      4.404234     131,658,960
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges              28,623,119      4.068371     116,449,466
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges              28,228,858      3.380148      95,417,719
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              26,014,070      3.190025      82,985,534
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2008  Lowest contract charges               --            6.69%           (7.63)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            5.38%            4.67%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            5.16%            4.80%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            7.62%            2.45%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            4.62%            4.62%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2008  Lowest contract charges               --            1.83%          (45.59)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.12%           16.83%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.34%           16.62%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.97%           15.55%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.37%           19.36%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2008  Lowest contract charges               --            2.34%          (32.43)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.72%            8.26%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.85%           20.36%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.96%            5.96%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.45%           12.42%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2008  Lowest contract charges                 694,602     $1.206928        $838,334
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges                 811,600      1.788088       1,451,213
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges                 925,181      1.533670       1,418,923
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges               1,082,280      1.409162       1,525,109
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges               1,263,492      1.363233       1,722,434
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD GLOBAL EQUITY HLS FUND
 2008  Lowest contract charges                 143,976      6.096042         877,685
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges               1,029,113      0.768187         790,551
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               1,150,466      1.615778       1,858,896
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges               1,286,803      1.292115       1,662,698
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges               1,417,005      1.131997       1,604,046
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges               1,745,296      1.103429       1,925,810
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2008  Lowest contract charges               --            4.43%          (32.50)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.84%           16.59%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            2.84%            8.84%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            3.60%            3.37%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.02%           12.75%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD GLOBAL EQUITY HLS FUND
 2008  Lowest contract charges               --            1.21%          (39.04)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges               --            0.66%          (52.46)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.05%           25.05%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.78%           14.15%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.77%            2.59%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.51%           19.19%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2008  Lowest contract charges              11,115,471     $1.043087     $11,594,403
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges              11,286,168      1.662814      18,766,799
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges              11,569,730      1.534766      17,756,828
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges              12,592,439      1.364817      17,186,375
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              12,656,983      1.280563      16,208,064
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2008  Lowest contract charges               1,359,332     12.987431      17,654,224
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges               1,175,068     23.902204      28,086,702
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges               1,000,812     18.435854      18,450,834
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges                 840,930     16.452771      13,835,626
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges                 419,784     14.145761       5,938,165
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD INDEX HLS FUND
 2008  Lowest contract charges              16,554,257      2.490602      41,230,064
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges              17,451,761      3.960309      69,114,367
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges              18,040,935      3.764477      67,914,686
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges              20,634,209      3.260543      67,278,725
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              21,603,151      3.120058      67,403,085
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2008  Lowest contract charges               --            1.23%          (37.27)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.02%            8.34%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.11%           12.45%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.17%            6.58%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.13%            8.41%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2008  Lowest contract charges               --            0.43%          (45.66)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.16%           29.65%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.87%           12.05%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.28%           16.31%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --              --            17.19%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD INDEX HLS FUND
 2008  Lowest contract charges               --            2.16%          (37.11)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.65%            5.20%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.65%           15.46%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.91%            4.50%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.26%           10.39%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            UNIT         CONTRACT
SUB-ACCOUNT                                  UNITS      FAIR VALUE #  OWNERS' EQUITY
------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2008  Lowest contract charges                 588,463    $14.524923      $8,547,375
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges                 593,631     25.232430      14,978,763
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges                 529,146     23.147960      12,248,659
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges                 475,660     17.897193       8,512,985
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges                 318,147     15.090922       4,801,134
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges              15,036,419      2.167800      32,595,949
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2007  Lowest contract charges              14,965,810      3.753520      56,174,468
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2006  Lowest contract charges              14,900,218      2.945663      43,891,021
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2005  Lowest contract charges              13,725,443      2.366771      32,484,981
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --
 2004  Lowest contract charges              11,993,545      2.064885      24,765,291
    Highest contract charges                        --            --              --
    Remaining contract charges                      --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*       RATIO**         RETURN***
---------------------------------------  -------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2008  Lowest contract charges               --            1.30%          (42.44)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.78%            9.01%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.99%           29.34%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            3.09%           18.60%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --              --            16.96%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges               --            2.34%          (42.25)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.16%           27.43%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            2.75%           24.46%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --            14.62%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.76%           18.08%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2008  Lowest contract charges             19,984,268     $2.710162     $54,160,603
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges             22,329,389      4.190281      93,566,414
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges             24,620,379      3.634263      89,476,933
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges             26,644,122      3.252335      86,655,611
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges             28,747,521      2.784937      80,060,035
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
HARTFORD MIDCAP VALUE HLS FUND
 2008  Lowest contract charges                896,735     11.600671      10,402,729
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                914,287     19.402626      17,739,574
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                930,285     18.998199      17,673,734
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                934,814     16.116626      15,066,050
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                940,825     14.653166      13,786,071
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges             70,437,691      1.795505     126,471,226
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges             53,752,878      1.757923      94,493,420
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges             52,846,766      1.675089      88,523,036
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges             52,654,745      1.599845      84,239,431
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges             54,505,878      1.555598      84,789,235
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
HARTFORD MIDCAP HLS FUND
 2008  Lowest contract charges               --            0.52%          (35.32)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.47%           15.30%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.07%           11.74%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.40%           16.78%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.27%           16.44%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD MIDCAP VALUE HLS FUND
 2008  Lowest contract charges               --            0.78%          (40.21)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.54%            2.13%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.92%           17.88%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.60%            9.99%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.12%           16.30%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges               --            2.02%            2.14%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            4.81%            4.95%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            4.60%            4.70%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            2.80%            2.84%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.93%            0.94%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2008  Lowest contract charges             17,770,074     $1.512167     $26,871,319
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges             18,653,472      2.545893      47,489,744
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges             19,825,942      2.228805      44,188,159
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges             22,277,708      1.947811      43,392,764
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges             25,291,538      1.609664      40,710,878
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges             28,223,648      2.316588      65,382,562
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges             29,779,482      4.073434     121,304,754
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges             29,856,231      3.846378     114,838,351
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges             31,329,220      3.354778     105,102,579
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges             32,792,762      3.060365     100,357,820
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2008  Lowest contract charges              1,611,560      9.957373      16,046,908
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2008  Lowest contract charges               --            0.11%          (40.60)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.23%           14.23%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.18%           14.43%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --            21.01%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --              --            12.18%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges               --            2.08%          (43.13)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.03%            5.90%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.35%           14.65%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.89%            9.62%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.11%            4.17%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2008  Lowest contract charges               --            8.20%           (0.43)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2008  Lowest contract charges                821,886    $10.424442      $8,567,705
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                925,760     17.686037      16,373,016
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                919,619     18.873752      17,356,653
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                795,231     15.857149      12,610,091
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                512,082     14.638700       7,496,218
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2008  Lowest contract charges                598,557      8.730699       5,225,821
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                499,026     11.828624       5,902,789
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                268,542     11.466028       3,079,105
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 49,238     10.009346         492,838
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 2008  Lowest contract charges                 74,185      8.432890         625,590
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
LORD ABBETT GROWTH & INCOME PORTFOLIO
 2008  Lowest contract charges                654,919      7.998229       5,238,191
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                541,667     12.579832       6,814,082
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                329,221     12.161720       4,003,892
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 26,991     10.370449         279,911
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2008  Lowest contract charges               --            2.05%          (41.06)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.20%           (6.29)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.43%           19.02%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.58%            8.32%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            0.30%           18.87%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2008  Lowest contract charges               --            4.42%          (26.19)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            3.86%            3.16%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            3.92%           14.55%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --           20.50%            0.09%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 2008  Lowest contract charges               --           23.33%          (15.67)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
LORD ABBETT GROWTH & INCOME PORTFOLIO
 2008  Lowest contract charges               --            1.71%          (36.42)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.46%            3.44%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            2.39%           17.27%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            8.76%            3.70%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 2008  Lowest contract charges                149,591     $8.706510      $1,302,419
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                 29,142     13.010156         379,137
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 10,382     11.794638         122,454
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                    678     10.438310           7,080
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
MFS NEW DISCOVERY SERIES
 2008  Lowest contract charges                226,626      9.566346       2,167,981
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                231,988     15.767530       3,657,870
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                215,368     15.380400       3,312,445
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                170,349     13.585071       2,314,207
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                117,220     12.907985       1,513,076
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
MFS TOTAL RETURN SERIES
 2008  Lowest contract charges              2,034,439     11.199735      22,785,179
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges              2,204,103     14.382866      31,701,317
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges              2,001,753     13.801173      27,626,534
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges              1,620,828     12.334140      19,991,517
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                674,623     11.995951       8,092,748
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
MFS INVESTORS TRUST SERIES
 2008  Lowest contract charges               --            0.75%          (33.08)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.65%           10.31%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.45%           12.99%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             4.38%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
MFS NEW DISCOVERY SERIES
 2008  Lowest contract charges               --              --           (39.33)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --              --             2.52%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --              --            13.22%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             5.25%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --              --             6.52%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
MFS TOTAL RETURN SERIES
 2008  Lowest contract charges               --            3.15%          (22.13)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.40%            4.22%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            2.20%           11.89%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.56%            2.82%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.30%           11.32%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
MFS VALUE SERIES
 2008  Lowest contract charges                268,898     $7.370068      $1,981,796
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges                 59,212      5.909437         349,908
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
U.S. MID CAP VALUE
 2008  Lowest contract charges                222,373      6.302084       1,401,416
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                138,534     10.757939       1,490,344
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
OPPENHEIMER CAPITAL APPRECIATION FUND
 2008  Lowest contract charges                298,920      6.938164       2,073,956
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                245,592     12.768186       3,135,760
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                173,335     11.214030       1,943,789
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 14,720     10.414050         153,291
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
OPPENHEIMER GLOBAL SECURITIES FUND
 2008  Lowest contract charges                697,204      7.956807       5,547,520
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                602,714     13.334725       8,037,025
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                370,368     12.570301       4,655,631
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 62,077     10.710592         664,878
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
MFS VALUE SERIES
 2008  Lowest contract charges               --              --           (26.30)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges               --            0.41%          (40.91)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
U.S. MID CAP VALUE
 2008  Lowest contract charges               --            0.73%          (41.42)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.04%            7.58%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
OPPENHEIMER CAPITAL APPRECIATION FUND
 2008  Lowest contract charges               --              --           (45.66)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.01%           13.86%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.05%            7.68%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             4.14%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
OPPENHEIMER GLOBAL SECURITIES FUND
 2008  Lowest contract charges               --            1.22%          (40.33)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.99%            6.08%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.45%           17.36%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             7.11%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND
 2008  Lowest contract charges                146,474     $7.602822      $1,113,613
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                105,978     12.387474       1,312,796
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 55,311     11.893698         657,851
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                  2,938     10.364164          30,453
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
OPPENHEIMER MAIN STREET SMALL CAP FUND
 2008  Lowest contract charges                 36,241      6.836775         247,768
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
PUTNAM VT DIVERSIFIED INCOME FUND
 2008  Lowest contract charges                 76,940      7.191250         553,297
    Highest contract charges                   44,620     14.968756         667,911
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                 53,249     21.692473       1,155,105
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 64,274     20.819828       1,338,184
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 80,106     19.530112       1,564,474
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                 95,856     18.910417       1,812,684
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
OPPENHEIMER MAIN STREET FUND
 2008  Lowest contract charges               --            1.14%          (38.63)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.66%            4.15%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.19%           14.76%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --              --             3.64%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
OPPENHEIMER MAIN STREET SMALL CAP FUND
 2008  Lowest contract charges               --              --           (31.63)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
PUTNAM VT DIVERSIFIED INCOME FUND
 2008  Lowest contract charges               --              --           (28.09)%
    Highest contract charges                 --            6.27%          (31.00)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            5.07%            4.19%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            6.21%            6.60%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            7.73%            3.28%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            9.62%            9.58%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2008  Lowest contract charges                 21,967    $19.786145        $434,635
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                 26,587     29.602231         787,030
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 30,400     28.694786         872,313
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 38,513     25.385139         977,666
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                 50,259     23.680233       1,190,136
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
PUTNAM VT GLOBAL EQUITY FUND
 2008  Lowest contract charges                207,202     17.847130       3,697,964
    Highest contract charges                   27,320     10.521629         287,454
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                232,829     32.591358       7,588,225
    Highest contract charges                   27,071     19.251565         521,150
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                314,971     29.800420       9,386,265
    Highest contract charges                   27,065     17.658324         477,916
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                370,485     24.129019       8,939,431
    Highest contract charges                   21,731     14.331216         311,436
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                369,863     22.118357       8,180,767
    Highest contract charges                   13,935     13.174300         183,590
    Remaining contract charges                     --            --              --
PUTNAM VT GROWTH AND INCOME FUND
 2008  Lowest contract charges                116,863      8.870392       1,036,620
    Highest contract charges                  594,368     21.545827      12,806,158
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                108,598     14.469512       1,571,351
    Highest contract charges                  658,382     35.071434      23,090,406
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 89,257     15.399391       1,374,504
    Highest contract charges                  722,051     37.228527      26,880,905
    Remaining contract charges                     --            --              --
 2005  Lowest contract charges                 65,094     13.285600         864,808
    Highest contract charges                  794,071     32.040356      25,442,316
    Remaining contract charges                     --            --              --
 2004  Lowest contract charges                 39,019     12.625543         492,632
    Highest contract charges                  889,034     30.370460      27,000,360
    Remaining contract charges                     --            --              --

                                                       INVESTMENT
                                          EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                               RATIO*        RATIO**         RETURN***
--------------------------------------  --------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2008  Lowest contract charges               --            4.27%          (33.16)%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            0.73%            3.16%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            3.01%           13.04%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.46%            7.20%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            3.38%            9.26%
    Highest contract charges                 --              --               --
    Remaining contract charges               --              --               --
PUTNAM VT GLOBAL EQUITY FUND
 2008  Lowest contract charges               --            2.83%          (45.24)%
    Highest contract charges                 --            2.39%          (45.35)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            2.29%            9.37%
    Highest contract charges                 --            1.91%            9.02%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            0.59%           23.50%
    Highest contract charges                 --            0.31%           23.22%
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            0.98%            9.09%
    Highest contract charges                 --            0.67%            8.78%
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            2.29%           13.94%
    Highest contract charges                 --            1.57%           13.68%
    Remaining contract charges               --              --               --
PUTNAM VT GROWTH AND INCOME FUND
 2008  Lowest contract charges               --            2.11%          (38.70)%
    Highest contract charges                 --            2.60%          (38.57)%
    Remaining contract charges               --              --               --
 2007  Lowest contract charges               --            1.20%           (6.04)%
    Highest contract charges                 --            1.58%           (5.79)%
    Remaining contract charges               --              --               --
 2006  Lowest contract charges               --            1.36%           15.91%
    Highest contract charges                 --            1.78%           16.19%
    Remaining contract charges               --              --               --
 2005  Lowest contract charges               --            1.26%            5.23%
    Highest contract charges                 --            1.81%            5.50%
    Remaining contract charges               --              --               --
 2004  Lowest contract charges               --            1.09%           11.11%
    Highest contract charges                 --            1.81%           11.37%
    Remaining contract charges               --              --               --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
 2008  Lowest contract charges                  128,139      $11.913774        $1,526,616
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  162,568       14.336048         2,330,583
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  197,749       14.388482         2,845,311
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  266,492       13.960596         3,720,381
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  327,666       12.300632         4,030,492
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT HIGH YIELD FUND
 2008  Lowest contract charges                  434,652       19.219456         8,353,776
    Highest contract charges                    645,728       10.468992         6,760,122
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  483,447       25.975431        12,557,754
    Highest contract charges                    610,895       14.160292         8,650,445
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  586,342       25.143715        14,742,812
    Highest contract charges                    483,199       13.775449         6,656,281
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  583,930       22.734033        13,275,089
    Highest contract charges                    350,068       12.463889         4,363,203
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  644,866       21.972422        14,169,259
    Highest contract charges                    193,274       12.089639         2,336,608
    Remaining contract charges                       --              --                --
PUTNAM VT INCOME FUND
 2008  Lowest contract charges                  470,042       17.133269         8,053,351
    Highest contract charges                    754,686        8.902167         6,718,337
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  629,425       22.479655        14,149,259
    Highest contract charges                    709,066       11.701925         8,297,439
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  633,780       21.318359        13,511,142
    Highest contract charges                    373,622       11.120988         4,155,042
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  626,110       20.337007        12,733,204
    Highest contract charges                    225,896       10.640021         2,403,538
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  600,080       19.822044        11,894,811
    Highest contract charges                     93,996       10.394738           977,067
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
 2008  Lowest contract charges                  --                 --              (16.90)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.13%              (0.36)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.53%               3.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.31%              13.50%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.41%               7.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT HIGH YIELD FUND
 2008  Lowest contract charges                  --               9.62%             (26.01)%
    Highest contract charges                    --               9.03%             (26.07)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               7.88%               3.31%
    Highest contract charges                    --               7.10%               2.79%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               7.68%              10.60%
    Highest contract charges                    --               6.60%              10.52%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               8.28%               3.47%
    Highest contract charges                    --               6.89%               3.10%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               7.95%              10.99%
    Highest contract charges                    --               6.07%              10.54%
    Remaining contract charges                  --                 --                  --
PUTNAM VT INCOME FUND
 2008  Lowest contract charges                  --               7.84%             (23.78)%
    Highest contract charges                    --               6.66%             (23.93)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               5.15%               5.45%
    Highest contract charges                    --               4.50%               5.22%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               4.45%               4.83%
    Highest contract charges                    --               3.74%               4.52%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               3.31%               2.60%
    Highest contract charges                    --               2.53%               2.36%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               4.29%               4.72%
    Highest contract charges                    --               3.06%               4.43%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 2008  Lowest contract charges                   75,590      $12.021934          $908,738
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   84,515       22.199807         1,876,212
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  102,225       20.691059         2,115,150
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  133,879       16.212019         2,170,454
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  159,786       14.179491         2,265,683
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT INTERNATIONAL EQUITY FUND
 2008  Lowest contract charges                1,187,744       12.283717        14,589,911
    Highest contract charges                    308,976       11.977464         3,700,746
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  304,202       21.369414         6,500,614
    Highest contract charges                  1,284,407       21.872886        28,093,687
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                1,414,573       20.138797        28,487,805
    Highest contract charges                    276,275       19.719498         5,448,013
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,589,137       15.728136        24,994,157
    Highest contract charges                    237,299       15.439804         3,663,846
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                1,791,572       13.986237        25,057,352
    Highest contract charges                    160,587       13.761280         2,209,880
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 2008  Lowest contract charges                  --               2.23%             (45.85)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.95%               7.29%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.43%              27.63%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.07%              14.33%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.50%              21.31%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT INTERNATIONAL EQUITY FUND
 2008  Lowest contract charges                  --               2.49%             (38.61)%
    Highest contract charges                    --               2.11%             (43.95)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.64%               8.37%
    Highest contract charges                    --               2.99%               8.61%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --               39.97%
    Highest contract charges                    --               0.58%              27.72%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.69%              12.45%
    Highest contract charges                    --               1.28%              12.20%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.70%              16.49%
    Highest contract charges                    --               1.00%              16.19%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2008  Lowest contract charges                   52,541      $11.206894          $588,816
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   67,157       19.444746         1,305,853
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   79,281       17.128684         1,357,974
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  103,262       13.548679         1,399,069
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  130,575       11.419666         1,491,120
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT INVESTORS FUND
 2008  Lowest contract charges                  137,322        7.046749           967,670
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  174,815       11.636062         2,034,162
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  216,875       12.236223         2,653,731
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  265,549       10.711383         2,844,392
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  344,035        9.824339         3,379,917
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT MONEY MARKET FUND
 2008  Lowest contract charges                  112,744        1.796082           202,497
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  134,367        1.746726           234,701
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  307,701        1.662379           511,516
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  528,572        1.588794           839,793
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  722,648        1.545717         1,117,009
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2008  Lowest contract charges                  --               1.94%             (42.37)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.10%              13.52%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.60%              26.42%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.90%              18.64%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.34%              13.63%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT INVESTORS FUND
 2008  Lowest contract charges                  --               0.55%             (39.44)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.61%              (4.91)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.67%              14.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.31%               9.03%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.71%              13.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT MONEY MARKET FUND
 2008  Lowest contract charges                  --               2.80%               2.83%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               4.94%               5.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               4.48%               4.63%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.72%               2.79%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.85%               0.91%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 2008  Lowest contract charges                   84,489       $9.829288          $830,467
    Highest contract charges                    460,582       15.925954         7,335,210
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   78,538       16.046422         1,260,247
    Highest contract charges                    535,002       25.945436        13,880,856
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   72,449       15.175568         1,099,454
    Highest contract charges                    596,848       24.472443        14,606,328
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   63,761       13.979089           891,316
    Highest contract charges                    698,301       22.488065        15,703,448
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   41,135       12.708018           522,745
    Highest contract charges                    790,222       20.383662        16,107,620
    Remaining contract charges                       --              --                --
PUTNAM VT NEW VALUE FUND
 2008  Lowest contract charges                  116,609       11.455993         1,335,871
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  154,164       20.677264         3,187,689
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  198,026       21.678201         4,292,843
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  235,231       18.642121         4,385,208
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  278,412       17.564560         4,890,177
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT OTC & EMERGING GROWTH FUND
 2008  Lowest contract charges                   91,129        4.905646           447,047
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  117,483        9.000886         1,057,452
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  148,902        7.974374         1,187,401
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  203,306        7.077526         1,438,904
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  255,513        6.548058         1,673,111
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 2008  Lowest contract charges                  --                 --              (38.75)%
    Highest contract charges                    --               0.31%             (38.62)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                5.74%
    Highest contract charges                    --               0.16%               6.02%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --                8.56%
    Highest contract charges                    --               0.18%               8.82%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.09%              10.00%
    Highest contract charges                    --               0.37%              10.32%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --               10.31%
    Highest contract charges                    --                 --               10.57%
    Remaining contract charges                  --                 --                  --
PUTNAM VT NEW VALUE FUND
 2008  Lowest contract charges                  --               2.37%             (44.60)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.42%              (4.62)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.30%              16.29%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.09%               6.14%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.10%              15.77%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT OTC & EMERGING GROWTH FUND
 2008  Lowest contract charges                  --                 --              (45.50)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --               12.87%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --               12.67%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                8.09%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --                8.99%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2008  Lowest contract charges                  544,907       $6.246201        $3,403,598
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  455,960       10.300530         4,696,633
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  196,663       11.801519         2,320,921
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   11,784       10.061432           118,569
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 2008  Lowest contract charges                  110,984        9.580101         1,063,234
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  137,415       16.092548         2,211,354
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  171,739       15.910698         2,732,480
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  223,797       14.177205         3,172,817
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  296,952       13.603625         4,039,629
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT UTILITIES GROWTH AND INCOME
 FUND
 2008  Lowest contract charges                   51,166       26.547468         1,358,315
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   61,013       38.103792         2,324,819
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   72,780       31.688447         2,306,288
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   85,608       24.890887         2,130,862
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   99,564       22.847531         2,274,779
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2008  Lowest contract charges                  --               1.39%             (39.36)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.48%             (12.72)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.15%              17.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                0.61%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 2008  Lowest contract charges                  --               5.03%             (40.47)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               3.09%               1.14%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.69%              12.23%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.39%               4.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               2.26%               8.48%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT UTILITIES GROWTH AND INCOME
 FUND
 2008  Lowest contract charges                  --               2.59%             (30.33)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.94%              20.25%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               3.20%              27.31%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.15%               8.94%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               2.59%              21.87%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND
 2008  Lowest contract charges                   75,543       $7.744085          $585,012
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   90,720       14.185345         1,286,894
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  112,802       13.629598         1,537,452
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  139,806       12.891632         1,802,322
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  182,834       11.461246         2,095,503
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT VOYAGER FUND
 2008  Lowest contract charges                  697,318       21.538000        15,018,826
    Highest contract charges                    126,419        8.721088         1,102,509
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  770,784       34.117626        26,297,314
    Highest contract charges                    138,363       13.849855         1,916,309
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  862,426       32.251178        27,814,265
    Highest contract charges                    132,547       13.125279         1,739,712
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,005,479       30.510819        30,677,983
    Highest contract charges                    120,581       12.448612         1,501,065
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                1,147,913       28.800926        33,060,950
    Highest contract charges                     88,558       11.778147         1,043,051
    Remaining contract charges                       --              --                --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 2008  Lowest contract charges                  319,244       10.572218         3,375,113
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  302,127       16.311191         4,928,053
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  218,864       18.033203         3,946,824
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  149,501       15.651902         2,339,978
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   67,863       14.208783           964,247
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT VISTA FUND
 2008  Lowest contract charges                  --                 --              (45.41)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                4.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --                5.72%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --               12.48%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --               18.90%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT VOYAGER FUND
 2008  Lowest contract charges                  --               0.29%             (36.87)%
    Highest contract charges                    --                 --              (37.03)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.03%               5.79%
    Highest contract charges                    --                 --                5.52%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.38%               5.70%
    Highest contract charges                    --               0.11%               5.44%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.93%               5.94%
    Highest contract charges                    --               0.60%               5.69%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.48%               5.34%
    Highest contract charges                    --               0.16%               5.03%
    Remaining contract charges                  --                 --                  --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 2008  Lowest contract charges                  --               0.47%             (35.18)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --               (9.55)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.08%              15.21%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --               10.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.37%              18.12%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2008  Lowest contract charges                  372,379      $11.322627        $4,216,312
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  354,275       16.442989         5,825,340
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  341,825       15.934960         5,446,972
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  329,063       13.408382         4,412,197
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  215,316       12.708724         2,736,390
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
VAN KAMPEN LIFE INVESTMENT TRUST
 COMSTOCK PORTFOLIO
 2008  Lowest contract charges                1,579,258        7.553239        11,928,513
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                1,297,612       11.765234        15,266,707
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  764,434       12.045674         9,208,128
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   86,227       10.380228           895,056
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2008  Lowest contract charges                  --               1.96%             (31.14)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.25%               3.19%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.16%              18.84%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.91%               5.51%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.07%              11.82%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
VAN KAMPEN LIFE INVESTMENT TRUST
 COMSTOCK PORTFOLIO
 2008  Lowest contract charges                  --               2.15%             (35.80)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.31%              (2.33)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.70%              16.04%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                3.80%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

* This represents the annualized contract expenses of the Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Fund and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges and Riders (if applicable). These fees are assessed as a direct redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will make certain deductions ranging from 0.60% to 1.40% of the contract's value for mortality and expense risks undertaken by the company.

    These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

    The Company will make certain deductions ranging from $8.33 to $30.00 per coverage month for administrative services provided by the company.

    These charges are a redemption of units.

RIDERS:

    The Company will also make certain deductions for various Rider charges:

       -   Enhanced No Lapse Guarantee Rider (per $1,000 Face amount) $0.01 -
           $0.10

       - Term Insurance Rider (per $1,000 of the net amount at risk) $0.14 - $999.96

       -   Death Benefit Guarantee Charge (per $1,000 Face amount) $0.01 - $0.06

       -   Deduction Amount Waiver Rider (of the monthly deduction amount) 6.90%
           - 34.50%

       - Waiver of Specified Amount Disability Benefit Rider (per $1 of specified amount) $0.039 - $0.199

       - Accidental Death Benefit Rider (per $1,000 of the net amount at risk) $1.00 - $2.196

       -   Child Insurance Rider (per $1,000 of benefit) $6.00

       -   Accelerated Death Benefit Rider $300.00

       - Lifetime No Lapse Guarantee Rider (per $1,000 of the face amount) $0.01 - 0.06

       - Single Life Yearly Renewable Term Life Insurance Rider (per the net amount at risk) $1.01 - $179.44

       -   Waiver of Scheduled Premium Option Rider (each time waived) 11.00%

       -   Estate Protection Rider (per $1,000 of the face amount) $0.25 - $8.92

       -   Guaranteed Withdrawal Benefit 0.75%

       - Last Survivor Yearly Renewable Term (per $1,000 of the net amount at risk) $0.0012 - $27.89

    These charges are a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2008 and 2007 and for the Years Ended December 31, 2008, 2007 and 2006
SUPPLEMENTAL SCHEDULES
Year Ended December 31, 2008

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                        PAGE:
--------------------------------------------------------------------------------
Independent Auditors' Report                                             F-2
Financial Statements Statutory Basis:
  Admitted Assets, Liabilities and Surplus                               F-3
  Statements of Operations                                               F-4
  Statements of Changes in Capital and Surplus                           F-5
  Statements of Cash Flows                                               F-6
  Notes to Financial Statements                                        F-7-F-31
Supplementary Information
  Schedule I -- Selected Financial Data                               F-32-F-34
  Schedule II -- Summary Investment Schedule                             F-35
  Schedule III -- Investment Risks Interrogatories

[DELOITTE LOGO]                                          DELOITTE & TOUCHE LLP
                                                         City Place, 32nd Floor
                                                         185 Asylum Street
                                                         Hartford, CT 06103-3402
                                                         USA
                                                         Tel: +1 860 725 3000
                                                         Fax: +1 860 725 3500
                                                         www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2008 or 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, on the basis of accounting described in Note 2.

Our 2008 audit was conducted for the purpose of forming an opinion on the basic 2008 statutory-basis financial statements taken as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2008 are presented for purposes of additional analysis and are not a required part of the basic 2008 statutory-basis financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audit of the basic 2008 statutory-basis financial statements. The effects on these schedules of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. Accordingly, in our opinion, such schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the information shown therein. However, in our opinion, such schedules are fairly stated in all material respects when considered in relation to the basic 2008 statutory-basis financial statements taken as a whole.

As discussed in Note 2 to the financial statements, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes. The change resulted in an increase in the deferred tax asset and an increase in surplus of $300 million.

April 27, 2009
                                                    Member of
                                                    DELOITTE TOUCHE TOHMATSU

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                             2008                 2007
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $8,371,683           $5,605,630
 Common and Preferred Stocks                   266,882              316,558
 Mortgage Loans                                611,372              350,528
 Real Estate                                    27,285               27,569
 Policy Loans                                  354,920              343,773
 Cash and Short-Term Investments             2,326,153              565,283
 Other Invested Assets                       2,028,888              629,835
                                        --------------       --------------
        TOTAL CASH AND INVESTED ASSETS      13,987,183            7,839,176
                                        --------------       --------------
 Investment Income Due and Accrued              85,917               77,351
 Federal Income Taxes Recoverable              174,110               24,162
 Deferred Tax Asset                            368,287              145,516
 Receivables from parent, subsidiaries
  and affiliates                                10,223               32,272
 Other Assets                                  283,676              156,908
 Separate Account Assets                    50,551,150           81,072,392
                                        --------------       --------------
                 TOTAL ADMITTED ASSETS     $65,460,546          $89,347,777
                                        --------------       --------------
LIABILITIES
 Aggregate Reserves for Life and
  Accident and Health Policies             $10,797,749           $5,976,074
 Liability for Deposit Type Contracts           70,266               73,736
 Policy and Contract Claim Liabilities          33,836               31,281
 Asset Valuation Reserve                         6,004               46,855
 Payable to Parent, Subsidiaries or
  Affiliates                                    39,493               41,011
 Accrued Expense Allowances and Other
  Amounts Due From Separate Accounts        (1,642,086)          (2,471,367)
 Other Liabilities                           3,426,276            2,021,207
 Separate Account Liabilities               50,551,150           81,072,392
                                        --------------       --------------
                     TOTAL LIABILITIES      63,282,688           86,791,189
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common Stock -- 3,000 Shares
  Authorized, 2,000 Shares Issued and
  Outstanding                                    2,500                2,500
 Gross Paid-In and Contributed Surplus       1,692,530            1,483,869
 Aggregate Write-Ins for Other Than
  Special Surplus Funds                        497,354              194,430
 Unassigned Funds                              (14,526)             875,789
                                        --------------       --------------
             TOTAL CAPITAL AND SURPLUS       2,177,858            2,556,588
                                        --------------       --------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS     $65,460,546          $89,347,777
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                      2008                  2007                  2006
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and Annuity Considerations                                  $9,352,507           $10,313,501            $9,842,305
 Net Investment Income                                                   376,034               348,437               339,347
 Commissions and Expense Allowances on Reinsurance Ceded                 229,723               333,674                94,873
 Reserve Adjustment on Reinsurance Ceded                                 (18,161)           (1,710,405)           (1,659,418)
 Fee Income                                                            1,602,040             1,786,396             1,650,017
 Other Revenues                                                           71,925                83,752                15,635
                                                                 ---------------       ---------------       ---------------
                                                 TOTAL REVENUES       11,614,068            11,155,355            10,282,759
                                                                 ---------------       ---------------       ---------------
BENEFITS AND EXPENSES
 Death and Annuity Benefits                                              648,881               341,654               280,782
 Disability and Other Benefits                                             9,181                 7,588                18,311
 Surrenders and Other Fund Withdrawals                                 9,965,053             9,528,808             9,054,230
 Commissions                                                             834,850               962,917               864,564
 Increase (Decrease) in Aggregate Reserves for Life and
  Accident and Health Policies                                         4,809,456               (70,821)              274,407
 General Insurance Expenses                                              448,657               532,485               528,545
 Net Transfers from Separate Accounts                                 (1,671,681)             (237,153)             (675,124)
 Modified Coinsurance Adjustment on Reinsurance Assumed                 (339,634)             (509,774)             (530,122)
 Other Expenses                                                           99,317               144,927                55,838
                                                                 ---------------       ---------------       ---------------
                                    TOTAL BENEFITS AND EXPENSES       14,804,080            10,700,631             9,871,431
                                                                 ---------------       ---------------       ---------------
 Net (loss) gain from operations before federal income tax
  expense                                                             (3,190,012)              454,724               411,328
 Federal income tax (benefit) expense                                   (245,745)               88,449                31,961
                                                                 ---------------       ---------------       ---------------
                                NET (LOSS) GAIN FROM OPERATIONS       (2,944,267)              366,275               379,367
                                                                 ---------------       ---------------       ---------------
 Net realized capital gains (losses), after tax                          961,162               (81,759)              (40,656)
                                                                 ---------------       ---------------       ---------------
                                              NET (LOSS) INCOME      $(1,983,105)             $284,516              $338,711
                                                                 ---------------       ---------------       ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
                                                                       -------------       -------------       -------------
 Balance, Beginning and End of Year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                         1,483,869           1,376,953           1,371,883
 Capital Contribution                                                        208,661             106,916               5,070
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      1,692,530           1,483,869           1,376,953
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Beginning of Year                                                           194,430                  --                  --
 Gain on Inforce Reinsurance                                                   3,310             194,430                  --
 Permitted Practice DTA                                                      299,614                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        497,354             194,430                  --
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                  875,789             288,226             115,883
 Net (loss) Income                                                        (1,983,105)            284,516             338,711
 Change in Net Unrealized Capital Losses on Common Stocks and Other
  Invested Assets                                                            731,679             262,434             (35,674)
 Change in Net Unrealized Foreign Exchange Capital Losses                    (34,794)             (5,386)              2,957
 Change in Net Deferred Income Tax                                           669,251             (82,891)             30,476
 Change in Asset Valuation Reserve                                            40,851              (5,311)             (6,795)
 Change in Non-Admitted Assets                                              (182,691)            100,351             (42,153)
 Change in Reserve on Account of Change in Valuation Basis                    23,935             236,861                  --
 Change in Liability for Reinsurance in Unauthorized Companies                   559                (198)               (179)
 Correction of Reserves and Tax Liabilities                                       --               4,187                  --
 Dividends to Stockholder                                                   (156,000)           (207,000)           (115,000)
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        (14,526)            875,789             288,226
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
                                                                       -------------       -------------       -------------
 End of year                                                              $2,177,858          $2,556,588          $1,667,679
                                                                       -------------       -------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                      2008                  2007                  2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $9,351,978           $10,306,169            $9,836,688
 Net Investment Income                                                   408,199               378,000               383,972
 Miscellaneous Income                                                  1,885,933               493,502                98,373
                                                                 ---------------       ---------------       ---------------
  Total Income                                                        11,646,110            11,177,671            10,319,033
                                                                 ---------------       ---------------       ---------------
 Benefits Paid                                                        10,733,727            10,132,212             9,346,769
 Federal Income Tax Payments (Recoveries)                                (96,263)               71,171              (103,806)
 Net Transfers from Separate Accounts                                 (1,671,681)             (204,517)             (188,413)
 Other Expenses                                                       (2,295,760)              332,141             1,011,284
                                                                 ---------------       ---------------       ---------------
  Total Benefits and Expenses                                          6,670,023            10,331,007            10,065,834
                                                                 ---------------       ---------------       ---------------
                      NET CASH PROVIDED BY OPERATING ACTIVITIES        4,976,087               846,664               253,199
                                                                 ---------------       ---------------       ---------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                   779,818             1,526,875             1,959,478
 Common and Preferred Stocks                                              38,676               149,356                24,070
 Mortgage Loans                                                           17,014                63,357                 8,746
 Derivatives and Other                                                   878,786               (32,175)              (16,109)
                                                                 ---------------       ---------------       ---------------
  Total Investment Proceeds                                            1,714,294             1,707,413             1,976,185
                                                                 ---------------       ---------------       ---------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                 3,706,708             2,269,295             1,682,961
 Common and Preferred Stocks                                              19,943               214,967               140,727
 Mortgage Loans                                                          278,706               253,365                70,991
 Real Estate                                                                  --                 2,781                 1,125
 Derivatives and Other                                                 1,529,747               384,420               109,533
                                                                 ---------------       ---------------       ---------------
  Total Investments Acquired                                           5,535,104             3,124,828             2,005,337
                                                                 ---------------       ---------------       ---------------
 Net Increase in Policy Loans                                             11,147                19,142                   720
                                                                 ---------------       ---------------       ---------------
                         NET CASH USED FOR INVESTING ACTIVITIES       (3,831,957)           (1,436,557)              (29,872)
                                                                 ---------------       ---------------       ---------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital Contribution                                                    208,661               100,000                    --
 Dividends to Stockholder                                               (156,000)              (57,726)             (115,000)
 Funds Held Under Reinsurance Treaties with Unauthorized
  Reinsurers                                                           1,013,639               646,001                    --
 Net Other Cash (Used) Provided                                         (449,560)                 (747)               13,463
                                                                 ---------------       ---------------       ---------------
    NET CASH PROVIDED BY (USED FOR) FINANCING AND MISCELLANEOUS
                                                     ACTIVITIES          616,740               687,528              (101,537)
                                                                 ---------------       ---------------       ---------------
 Net Increase in Cash and Short-Term Investments                       1,760,870                97,635               121,790
 Cash and Short-Term Investments, Beginning of Year                      565,283               467,648               345,858
                                                                 ---------------       ---------------       ---------------
                   CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $2,326,153              $565,283              $467,648
                                                                 ---------------       ---------------       ---------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                                   3,815                 6,916                 5,070
 Dividend of Assets to Affiliate Champlain Life Reinsurance
  Company                                                                     --               149,274                    --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The Company has received approval from the Connecticut Insurance Department regarding the use of a permitted practice related to the statutory accounting for deferred income taxes as of December 31, 2008. This permitted practice modifies the accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends and the Company must maintain it's Risk Based Capital Ratio at or above 250%. The Company is also required to submit a quarterly certification of the Company's deferred tax asset calculation to the Connecticut Department of Insurance. If the Company had not used this permitted practice, the Company's risk-based capital would not have triggered a regulatory event.

The effect of the use of the above described practices prescribed and permitted by the Connecticut Insurance Department is shown in the reconciliation of the Company's net income and capital and surplus to NAIC SAP below:

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
NET (LOSS) INCOME, STATE OF CONNECTICUT BASIS                           $ (1,983,105)          $ 284,516           $ 338,711
State prescribed practice:
Reinsurance reserve credit                                                  (142,389)             (7,492)             (3,876)
                                                                      --------------       -------------       -------------
Net (loss) income, NAIC SAP:                                             $(2,125,494)           $277,024            $334,835
                                                                      --------------       -------------       -------------
Statutory surplus, State of Connecticut basis                             $2,177,858          $2,556,588          $1,667,679
State permitted and prescribed practice
Reinsurance reserve credit -- prescribed practice                           (390,571)           (248,182)           (240,690)
Deferred income taxes -- permitted practice                                 (299,614)                 --                  --
                                                                      --------------       -------------       -------------
Statutory surplus, NAIC SAP:                                              $1,487,673          $2,308,406          $1,426,989
                                                                      --------------       -------------       -------------

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments and valuation of derivatives. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC, which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net (loss) income and capital and surplus for the Company are as follows:

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
GAAP Net (loss) Income                                                   $(2,431,996)           $348,883            $312,900
Deferral and amortization of policy acquisition costs, net                    56,711            (583,420)            (69,341)
Change in unearned revenue reserve                                           221,472             205,884             120,820
Deferred taxes                                                            (1,254,566)             76,671             (57,573)
Separate account expense allowance                                          (922,220)            382,281             143,649
Benefit reserve adjustment                                                   359,517            (328,431)            (91,421)
Prepaid reinsurance adjustment                                                  (967)              3,703                 615
Sales inducements                                                            (56,624)            (30,167)            (21,576)
Derivatives                                                                1,870,871             263,627              60,110
Realized capital gains (losses)                                              441,220            (114,173)            (46,589)
Goodwill impairment                                                           76,895                  --                  --
Other, net                                                                  (343,419)             59,658             (12,883)
                                                                      --------------       -------------       -------------
                                         STATUTORY NET (LOSS) INCOME     $(1,983,106)           $284,516            $338,711
                                                                      --------------       -------------       -------------

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
GAAP Stockholder's Equity                                                 $1,543,717          $4,153,194          $3,916,947
Deferred policy acquisition costs                                         (5,679,729)         (5,187,834)         (4,583,199)
Unearned revenue reserve                                                   1,191,670             861,421             648,448
Deferred taxes                                                              (645,626)            475,659             383,837
Separate account expense allowance                                         1,561,059           2,473,554           2,089,536
Unrealized gains on investments                                              806,123              56,340            (117,113)
Benefit reserve adjustment                                                 3,327,187             (44,469)           (274,921)
Asset valuation reserve                                                       (6,004)            (46,855)            (41,544)
Prepaid reinsurance premium                                                  (49,200)            (40,877)            (33,931)
Goodwill                                                                     (93,206)           (170,100)           (170,100)
Reinsurance ceded                                                            111,406                (569)           (200,371)
Other, net                                                                   110,461              27,124              50,090
                                                                      --------------       -------------       -------------
                                       STATUTORY CAPITAL AND SURPLUS      $2,177,858          $2,556,588          $1,667,679
                                                                      --------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2008, the Company changed it's reserving methodologies relating to CARVM calculations for two blocks of Fortis Adaptable life policies. The change resulted in a basis change which lowered reserves by $23,935 and was reported as a direct increase to surplus.

During 2007, the State of Connecticut Insurance Department approved changes to certain reserving methodologies. The reserve valuation basis for variable annuities was changed from "continuous" CARVM to "curtate" CARVM. The change resulted in a basis change which lowered reserves by $236,861 and was reported as a direct increase to surplus.

As of December 31, 2008 and 2007, the Company had $14,464,897 and $10,136,370,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2008 and 2007 totaled $60,552 and $31,284, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2008 (including general and separate account liabilities) are as follows

                                                                     % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:                   AMOUNT       TOTAL
--------------------------------------------------------------------------------
With market value adjustment:
 In a lump sum reflecting changes in interest
  rates or asset values                                $2,464,756      4.73%
 In installments over 5 years or more, with or
  w/o reduction in interest rates                              --      0.00%
At book value, less current surrender charge of
 5% or more                                               869,809      1.67%
At market value                                        46,229,124     88.64%
                                                   --------------  --------
         TOTAL WITH ADJUSTMENT OR AT MARKET VALUE      49,563,689     95.03%
                                                   --------------  --------
At book value without adjustment (minimal or no
 charge or adjustment):
 In a lump sum without adjustment                         296,080      0.57%
 Installments over less than 5 years                           --      0.00%
 In a lump sum subject to a fixed surrender
  charge of less than 5%                                1,957,509      3.75%
 In a lump sum subject to a surrender charge                   --      0.00%
 All others                                                    --      0.00%
Not subject to discretionary withdrawal                   337,683      0.65%
                                                   --------------  --------
                                     TOTAL, GROSS      52,154,961    100.00%
Reinsurance ceded                                              --      0.00%
                                                   --------------  --------
                                       TOTAL, NET     $52,154,961    100.00%
                                                   --------------  --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)             $5,777,961
 Exhibit 5, Supplementary Contract Section, Total
  (net)                                                     4,540
 Exhibit 7, Deposit-Type Contracts Section,
  Column 1, Line 14                                        70,266
                                                   --------------
                                         SUBTOTAL       5,852,767
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                     46,302,194
 Exhibit 3, Column 2, Line 0399999                             --
 Policyholder dividend and coupon accumulations                --
 Policyholder premiums                                         --
 Guaranteed interest contracts                                 --
 Other contract deposit funds                                  --
                                                   --------------
                                         SUBTOTAL      46,302,194
                                                   --------------
                                   COMBINED TOTAL     $52,154,961
                                                   --------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2008 and 2007.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $6,004 and $46,855 as of December 31, 2008, 2007 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2008 and 2007 were $(7,165), and $(10,988) respectively. The 2008 and 2007 IMR balances were asset balances and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital gains (losses) captured in the IMR, net of taxes, in 2008, 2007, and 2006 were $3,339, $(10,549) and $(15,707), respectively. The amount of (expense) or income amortized from the IMR net of taxes in 2008, 2007 and 2006 included in the Company's Statements of Operations, was $(484), $(86) and $2,664, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and undiscounted estimated cash flows of the security. The undiscounted estimated cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $92,544, $560 and $0 for the years ended December 31, 2008, 2007 and 2006. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $20,786, $1,664 and $0 for the years ended December 31, 2008, 2007 and 2006, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2008, 2007 and 2006, respectively.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 98 -- Treatment of Cashflows When Quantifying Changes in Valuation and Impairments, An Amendment to SSAP 43 -- Loan Backed and Structured Securities (SSAP No. 98), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2008. SSAP No. 98 more closely aligns the statutory accounting impairment rules with the more conservative U.S. GAAP accounting principles. SSAP 98 is effective on September 30, 2009 with early adoption permitted. The Company does not expect the implementation of SSAP 98 to have a material impact on the Company's financial statements.

SSAP No. 97 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 97), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2007. SSAP No. 97 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2008, and did not have a material impact on the Company's financial statements.

SSAP No. 96 -- Settlement Requirements for Intercompany Transactions (SSAP No.
96), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task Force December 11, 2006. SSAP No. 96 establishes a statutory aging threshold for admission of loans and advances to related parties outstanding as of the reporting date. In addition, this statement establishes an aging threshold for admission of receivables associated with transactions for services provided to related parties outstanding as of the reporting date. It was effective December 31, 2007, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                            2008             2007        2006
--------------------------------------------------------------------------------
Interest income from bonds and
 short-term investments                    $343,501         $335,302    $306,123
Interest income from policy loans            22,535           21,532      21,199
Interest income from mortgage loans          26,596           17,414       9,591
Interest and dividends from other
 investments                                 (9,818)           9,101       9,577
                                         ----------       ----------  ----------
Gross investment income                     382,814          383,349     346,490
Less: investment expenses                     6,780           34,912       7,143
                                         ----------       ----------  ----------
                  NET INVESTMENT INCOME    $376,034         $348,437    $339,347
                                         ----------       ----------  ----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON BONDS AND SHORT TERM INVESTMENTS

                                 2008              2007             2006
--------------------------------------------------------------------------------
Gross unrealized
 capital gains                    $89,940          $86,420          $95,839
Gross unrealized
 capital losses                  (981,592)        (152,307)         (62,923)
Net unrealized capital
 (losses) gains                  (891,652)         (65,887)          32,916
Balance, beginning of
 year                             (65,887)          32,916           41,257
                              -----------       ----------       ----------
          CHANGE IN NET
     UNREALIZED CAPITAL
        LOSSES ON BONDS
         AND SHORT-TERM
            INVESTMENTS         $(825,765)        $(98,803)         $(8,341)
                              -----------       ----------       ----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                   2008             2007            2006
--------------------------------------------------------------------------------
Gross unrealized capital gains         $245          $1,751          $3,778
Gross unrealized capital
 losses                            (157,708)        (56,041)        (36,376)
                                -----------       ---------       ---------
Net unrealized capital losses      (157,463)        (54,290)        (32,598)
Balance, beginning of year          (54,290)        (32,598)        (30,969)
                                -----------       ---------       ---------
      CHANGE IN NET UNREALIZED
        CAPITAL (LOSSES) GAINS
ON COMMON STOCKS AND PREFERRED
                        STOCKS    $(103,173)       $(21,692)        $(1,629)
                                -----------       ---------       ---------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                  2008               2007               2006
---------------------------------------------------------------------------------------------------------------------
Bonds and short-term investments                                 $(103,639)          $(13,496)          $(19,176)
Common stocks                                                         (784)               (11)                43
Preferred stocks                                                   (27,428)            (2,546)              (502)
Other invested assets                                            1,095,885            (72,007)           (40,976)
                                                              ------------       ------------       ------------
Realized capital gains (losses)                                    964,034            (88,060)           (60,611)
Capital gains tax benefit                                             (467)             4,248             (4,248)
                                                              ------------       ------------       ------------
Net realized capital losses, after tax                             964,501            (92,308)           (56,363)
Less: amounts transferred to IMR                                     3,339            (10,549)           (15,707)
                                                              ------------       ------------       ------------
              NET REALIZED CAPITAL (LOSSES) GAINS, AFTER TAX      $961,162           $(81,759)          $(40,656)
                                                              ------------       ------------       ------------

For the years ended December 31, 2008, 2007 and 2006, sales of unaffiliated bonds and short-term investments resulted in proceeds of $1,083,622, $1,478,584 and $1,771,232, gross realized capital gains of $13,331, $13,287 and $9,836, and gross realized capital losses of $29,008, $26,224 and $29,012 respectively, before transfers to the IMR.

For the years ended December 31, 2008, 2007 and 2006, sales of common and preferred stocks resulted in proceeds of $18,884, $149,356 and $24,070, gross realized capital gains of $11, $62 and $43, and gross realized capital losses of $7,437, $955 and $502, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, State of Illinois, and State of New York insurance departments.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2008 and 2007, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2008 and 2007, were $13,610,197 and $17,006,125, respectively.
The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2008 and 2007, were $1,859,441 and $472,283, respectively. As of December 31, 2008 and 2007, the average fair value for derivatives held for other investment and/or risk management activities was $963,117 and $314,434, respectively. The carrying value of derivative instruments at December 31, 2008 and 2007, were $1,764,939 and $466,251, respectively.

CASH-FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed rate securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is five years. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2008 and 2007, interest rate swaps used in cash flow hedge relationships had a notional value of $235,000 and $150,000, respectively, a fair value of $72,937 and $(341), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2008 and 2007, foreign currency swaps used in cash flow hedge relationships had a notional value of $176,393 and $192,393, respectively, a fair value of $19,874 and $(23,535), respectively, and a carrying value of $(1,691) and $(29,875), respectively.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2008 and 2007, of $0, and $7,500, respectively, a fair value of $0 and $33, respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2008 and 2007, interest rate caps used to mitigate risk in a rising interest rate environment had a notional value of $80,767 and $580,767, respectively, a fair value of $655 and $2,435, respectively, and a carrying value of $655 and $2,435, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(5,450), $(6,239) and $(235), respectively, in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity. As of December 31, 2008 and 2007, credit default swaps had a notional value of $355,316 and

$447,700, respectively, a fair value of $37,463 and $3,597, respectively, and a carrying value of $37,463 and $3,597 respectively. For the years ended December 31, 2008, 2007 and 2006, credit default swaps reported a gain of $20,185, a gain of $1,453 and a loss of $(19), respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2008 and 2007, credit default swaps in offsetting relationships had a notional value of $140,000 and $0, respectively, a fair value of $0, and a carrying value of $0. For the years ended 2008, 2007 and 2006, there were no realized gains and losses on credit default swaps in offsetting relationships.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN INDEX, AND INTEREST RATE SWAP CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Australasia, and Far East ("EAFE") and equity volatility and dividend swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. In 2007, the Company entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2008 and 2007, derivative contracts in this strategy had a notional value of $10,136,044 and $14,946,569, respectively, a fair value of $1,565,020 and $495,575, respectively, and a carrying value of $1,565,020 and $495,575, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a gain of $1,006,992, a loss of $(48,528) and $(25,898), respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rate swaps to manage duration risk between assets and liabilities. As of December 31, 2008 and 2007, interest rate swaps had a notional value of $75,000 and $636,500, respectively, a fair value of $319 and $(1,777), respectively, and a carrying value of $319 and $(1,777), respectively. For the years ended December 31, 2008, 2007 and 2006, interest rate swaps reported a gain of $6,056, $447 and $772, respectively, in realized capital gains and losses. In addition, the Company may enter into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. As of December 31, 2008 and 2007, interest rate swaps in offsetting relationships had a notional value of $225,000 and $20,000, respectively, a fair value of $(13,301) and $297, respectively, and a carrying value of $(13,301) and $297, respectively. For the year ended December 31, 2008, interest rate swaps in offsetting relationships reported a gain of $2,316. For the years ended 2007 and 2006, there were no realized gains and losses on interest rate swaps in offsetting relationships.

EQUITY INDEX OPTIONS AND FUTURES: The Company purchases S&P 500 options contracts as well as futures to economically hedge the statutory reserve impact of equity volatility arising primarily from guaranteed minimum death benefits ("GMDB") and guaranteed minimum withdrawal benefits ("GMWB") obligations against a decline in the equity markets. As of December 31, 2008 and 2007, derivative contracts in this strategy had a notional value $1,870,478 and $0, respectively, a fair value of $134,852 and $0, respectively, and a carrying value of $134,852 and $0, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(13,503), $(16,876) and $(6,573), respectively, in realized capital gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. In addition, foreign currency and forward contracts convert euros to yen in order to economically hedge the foreign currency risk associated with certain Japanese variable annuity products that are assumed by Hartford Life and Annuity Insurance Company. As of December 31, 2008 and 2007, foreign currency swaps and forwards had a notional value of $315,699 and $44,196, respectively, a fair value of $41,393 and $(3,756), respectively, and a carrying value of $41,393 and $(3,756), respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(773), a gain of $599 and a loss of $(805), respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2008 and 2007, the warrants had a notional value of $500, a fair value of $229 and $52, respectively, and a carrying value of $229 and $52, respectively. There were no realized gains and losses during the years 2008, 2007 and 2006.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap."

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2008.

                                                AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY       NOTIONAL                                       CARRYING
DERIVATIVE RISK EXPOSURE       AMOUNT (2)                FAIR VALUE              VALUE
---------------------------------------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure              $70,000                  $(21,514)            $(21,514)
                                ---------                 ---------            ---------
                 TOTAL           $ 70,000                 $ (21,514)           $ (21,514)

                                WEIGHTED                         UNDERLYING
                                                AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY       YEARS TO                      OBLIGATION(S) (1)EDIT
DERIVATIVE RISK EXPOSURE        MATURITY                 TYPE                RATING
-------------------------  ------------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure             42 years             CMBS Credit               AAA
                                ---------            ------------            ------
                 TOTAL

                               OFFSETTING
                                             AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY        AMOUNT                     FAIR               CARRYING
DERIVATIVE RISK EXPOSURE           (3)                    VALUE (3)              VALUE
-------------------------  -------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure              $70,000                   $21,514              $21,514
                                ---------                 ---------            ---------
                 TOTAL           $ 70,000                  $ 21,514             $ 21,514

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting, the future changes in value of or losses paid related to the original swap.

(4) Includes $70,000 of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity, the Company's credit exposures are generally quantified daily, netted by counterparty, and collateral is pledged to and held by, or behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds which do not exceed $10,000. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with the Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

As of December 31, 2008, the Company has incurred losses of $(13,838) on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2008, the Company had one significant concentration of credit risk, Government of Japan, that exceeded 10% of capital and surplus in bonds of single issuers that was not U.S. government, certain U.S. government agencies and short term investment pool. These bonds were all designated NAIC investment grade. The Company monitors closely these concentrations and the potential impact of capital and surplus should the issuer fail to perform according to the contractual terms of the investment. As of December 31, 2008, the carrying value, gross unrealized gain, gross unrealized loss and estimated fair value of these bonds were $1,848,824, $20,292, $0 and $1,869,116

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                               DECEMBER 31, 2008
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                         $767,433                $8,278                  $(3,717)            $771,994
 -- Guaranteed and sponsored -- asset-backed          612,681                14,147                   (1,672)             625,156
States, municipalities and political
 subdivisions                                          56,540                   258                   (9,859)              46,939
International governments                           1,784,069                21,070                     (496)           1,804,643
Public utilities                                      552,314                 5,224                  (52,867)             504,671
All other corporate -- excluding
 asset-backed                                       2,543,103                34,761                 (271,737)           2,306,127
All other corporate -- asset-backed                 2,055,543                 6,202                 (641,244)           1,420,501
Short-term investments                              2,166,710                    --                       --            2,166,710
                                              ---------------            ----------            -------------       --------------
      TOTAL BONDS AND SHORT-TERM INVESTMENTS      $10,538,393               $89,940                $(981,592)          $9,646,741
                                              ---------------            ----------            -------------       --------------

                                                                           GROSDECEMBER 31, 2008   GROSS             ESTIMATED
                                                                         UNREALIZED             UNREALIZED              FAIR
                                                   COST                    GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                           $5,987                   $18                    $(974)              $5,031
Common stock -- affiliated                             36,884                    --                  (30,395)               6,489
                                              ---------------            ----------            -------------       --------------
                         TOTAL COMMON STOCKS          $42,871                   $18                 $(31,369)             $11,520
                                              ---------------            ----------            -------------       --------------

                                                                               DECEMBER 31, 2008
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                      $255,362                  $227                $(126,339)            $129,250
                                              ---------------            ----------            -------------       --------------
                      TOTAL PREFERRED STOCKS         $255,362                  $227                $(126,339)            $129,250
                                              ---------------            ----------            -------------       --------------

                                                                               DECEMBER 31, 2007
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                          $21,766                  $489                     $ --              $22,255
 -- Guaranteed and sponsored -- asset-backed          610,221                 8,476                   (3,611)             615,086
States, municipalities and political
 subdivisions                                          36,155                    --                   (1,693)              34,462
International governments                              16,739                   439                     (102)              17,076
Public utilities                                      467,158                 3,364                  (11,666)             458,856
All other corporate -- excluding
 asset-backed                                       2,156,711                47,235                  (40,854)           2,163,092
All other corporate -- asset-backed                 2,296,880                26,417                  (94,381)           2,228,916
Short-term investments                                476,505                    --                       --              476,505
                                              ---------------            ----------            -------------       --------------
      TOTAL BONDS AND SHORT-TERM INVESTMENTS       $6,082,135               $86,420                $(152,307)          $6,016,248
                                              ---------------            ----------            -------------       --------------

                                                                           GROSS                   GROSS             ESTIMATED
                                                                         UNREALDECEMBER 31, 2007UNREALIZED              FAIR
                                                   COST                    GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                           $6,662                $1,425                      $(3)              $8,084
Common stock -- affiliated                             36,884                    --                  (30,221)               6,663
                                              ---------------            ----------            -------------       --------------
                         TOTAL COMMON STOCKS          $43,546                $1,425                 $(30,224)             $14,747
                                              ---------------            ----------            -------------       --------------

                                                                    GROSS   DECEMBER 31, 2007  GROSS                  ESTIMATED
                                           STATEMENT             UNREALIZED                  UNREALIZED                 FAIR
                                             VALUE                  GAINS                      LOSSES                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated               $301,811                 $236                     $(25,817)                $276,230
                                         -------------            ---------                 ------------            -------------
                 TOTAL PREFERRED STOCKS       $301,811                 $236                     $(25,817)                $276,230
                                         -------------            ---------                 ------------            -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2008 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                    STATEMENT       ESTIMATED
                                                      VALUE         FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                               $2,534,297      $2,495,083
Due after one year through five years                  2,637,862       2,356,958
Due after five years through ten years                 3,812,781       3,406,406
Due after ten years                                    1,553,453       1,388,294
                                                 ---------------  --------------
                                          TOTAL      $10,538,393      $9,646,741
                                                 ---------------  --------------

At December 31, 2008 and 2007, securities with a statement value of $3,809 and $3,805, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 6.99% and 4.02% and 9.38% and 5.26% during 2008 and 2007, respectively. During 2008 and 2007, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2008 and 2007, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2008 and 2007, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2008 and 2007.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2008, 2007 and 2006.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                        2008   ESTIMATED                 2007   ESTIMATED
                                            STATEMENT             FAIR       STATEMENT             FAIR
                                              VALUE              VALUE         VALUE              VALUE
-----------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments           $10,538,393          9,646,741    $6,082,135          6,016,248
 Preferred stocks                               255,362            129,250       301,811            276,320
 Common stocks                                   11,520             11,520        14,747             14,747
 Mortgage loans                                 611,372            569,461       350,528            351,604
 Derivative related assets (1)                1,791,997          1,813,561       473,685            479,381
 Policy loans                                   354,920            354,920       343,773            343,773
 Other invested assets                          264,280            264,280       183,719            183,719
LIABILITIES
 Liability for deposit type contracts           $70,266            $70,266       $73,736            $73,736
 Derivative related liabilities (1)              27,058             27,058         7,434              6,790
                                          -------------       ------------  ------------       ------------

(1) Includes derivatives held for other investment and risk management activities as of December 31, 2008 and 2007, with a fair value asset position of $1,793,687 and $490,565, respectively, and a liability position of $27,058 and $5,561, respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2008 and 2007. These derivatives are not reported on the Statement of Admitted Assets, Liabilities and Surplus and have a fair value as of December 31, 2008 and 2007, of $72,938 and ($308), respectively.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion of SFAS 157 "Fair Value Measurements" reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. The Company performs a monthly analysis on the prices received from third parties and derivative valuation which includes both quantitative and qualitative analysis.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SFAS No. 157, FAIR VALUE MEASUREMENTS. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The levels of the fair value hierarchy are as follows:

  LEVEL 1 -- Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

  LEVEL 2 -- Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

  LEVEL 3 -- Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as private placement debt and equity securities. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table provides information as of December 31, 2008 about the Company's financial assets and liabilities measured at fair value on a recurring basis.

                                                  QUOTED PRICES
                                                    IN ACTIVE            SIGNIFICANT             SIGNIFICANT
                                                   MARKETS FOR           OBSERVABLE             UNOBSERVABLE
                                                IDENTICAL ASSETS           INPUTS                  INPUTS
                                                    (LEVEL 1)             (LEVEL 2)               (LEVEL 3)             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
ASSETS AT FAIR VALUE:
Common Stock                                           $5,028                     --                       $4              $5,032
Derivative related assets
 Customized derivatives used to hedge US GMWB              --                     --                  490,215             490,215
 Other derivatives used to hedge US GMWB                   --                (12,918)               1,101,792           1,088,874
 Macro hedge program                                       --                 34,614                  134,852             169,466
 Other derivative assets                                   --                 44,477                      655              45,132
Total derivative related assets                            --                 66,173                1,727,514           1,793,687
Separate account assets                                50,551                     --                       --              50,551
                                                    ---------            -----------            -------------       -------------
                  TOTAL ASSETS AT FAIR VALUE:         $55,579               $132,346               $3,455,032          $3,642,957
                                                    ---------            -----------            -------------       -------------
LIABILITIES AT FAIR VALUE:
Derivative related liabilities
 Other derivatives used to hedge US GMWB                   --                     --                   14,070              14,070
 Other derivative liabilities                              --                 12,988                       --              12,988
Total derivative related liabilities                       --                 12,988                   14,070              27,058
Separate account liabilities                           50,551                     --                       --              50,551
                                                    ---------            -----------            -------------       -------------
             TOTAL LIABILITIES AT FAIR VALUE:         $50,551                $12,988                  $14,070             $77,609
                                                    ---------            -----------            -------------       -------------

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

Level 1 financial assets and liabilities

Common Stock classified in Level 1 includes actively-traded exchange-listed equity securities and mutual funds. Separate account assets in Level 1 primarily include actively-traded institutional and retail mutual fund investments valued by the respective mutual fund companies.

Level 2 financial assets and liabilities

DERIVATIVE: Amounts classified in Level 2 represent over-the-counter instruments, such as forwards, interest rate swaps, currency swaps, and certain credit default swaps that do not qualify for hedge accounting. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3 financial assets and liabilities

The Company classifies certain privately placed, complex or illiquid securities in Level 3.

COMMON STOCK: Securities classified in Level 3 represent private placement equity securities. Fair values for these securities are derived principally using unobservable inputs as there is little, if any, relevant market data.

DERIVATIVES: Amounts classified in Level 3 represent complex derivatives, such as interest rate swaps, equity options and swaps, and certain credit default swaps that do not qualify for hedge accounting. Also included in Level 3 classification for derivatives are customized equity swaps that partially hedge the Company's U.S. GMWB liabilities. These derivative instruments are valued using pricing models which utilize both observable and unobservable inputs and, to a lesser extent, broker quotations. A derivative instrument containing Level 1 or Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The table below provides a fair value rollforward for the year ending December 31, 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The Company classifies the fair values of financial instruments within Level 3 if there are no observable markets for the instruments or, in the absence of active markets, the majority of the inputs used to determine fair value are based on the Company's own assumptions about market participant assumptions. The gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

                                                           CUSTOMIZED             OTHER
                                                        DERIVATIVES USED    DERIVATIVES USED
                                           COMMON         TO HEDGE US          TO HEDGE US
(IN MILLIONS)                               STOCK             GMWB                GMWB
----------------------------------------------------------------------------------------------
Fair value at 1/1/08                          $4             $36,281             $430,264
Realized/unrealized gains (losses)
 included in:
 Net income                                   --                  --                   --
 Unrealized gains and losses                  --             453,934              836,724
 Purchases, issuances, and settlements        --                  --             (179,266)
Transfers in (out) of Level 3                 --                  --                   --
                                             ---            --------            ---------
Fair value at 12/31/08                         4             490,215            1,087,722
                                             ---            --------            ---------
Total gains and (losses) included in
 income attributable to instruments
 held at the reporting date                   --             453,934              729,955
                                             ---            --------            ---------


                                           MACRO HEDGE           OTHER
(IN MILLIONS)                                PROGRAM          DERIVATIVES        TOTAL
--------------------------------------  ------------------------------------------------------
Fair value at 1/1/08                              --              $(515)         $466,034
Realized/unrealized gains (losses)
 included in:
 Net income                                       --                 --                --
 Unrealized gains and losses                 101,264             (1,394)        1,390,528
 Purchases, issuances, and settlements        33,588             (1,192)         (146,870)
Transfers in (out) of Level 3                     --              3,756             3,756
                                             -------            -------       -----------
Fair value at 12/31/08                       134,852                655        $1,713,448
                                             -------            -------       -----------
Total gains and (losses) included in
 income attributable to instruments
 held at the reporting date                  101,264             (4,167)       $1,280,986
                                             -------            -------       -----------

Changes in the value of common stock for realized gains/losses are included in net income, and changes in unrealized gains/losses have been included in surplus. Changes in the value of separate account assets for realized and unrealized gains/losses accrue directly to the policyholders and are not included in net income.

Transfers in and/or (out) of Level 3 during the twelve months ended December 31, 2008 are attributable to a change in the availability of market observable information for individual securities within respective categories

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of amortized cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2008. The following table summarizes the assets measured at fair value on a non-recurring basis as of 12/31/08:

                                           QUOTED PRICES IN        SIGNIFICANT        SIGNIFICANT
                                          ACTIVE MARKETS FOR        OBSERVABLE        UNOBSERVABLE
                                           IDENTICAL ASSETS           INPUTS             INPUTS           TOTAL GAINS
                                TOTAL          (LEVEL 1)            (LEVEL 2)          (LEVEL 3)         AND (LOSSES)
------------------------------------------------------------------------------------------------------------------------
Bonds                            6,173             --                  4,775              1,398              (7,128)

Bonds include those securities that are ineligible to be carried at amortized cost by the SVO and have a fair value that is less than amortized cost as of December 31, 2008. Also included in bonds are those securities that are eligible to be carried at amortized cost, but have been permanently impaired as of December 31, 2008 due to an other-than-temporary loss in value and as a result are written down to fair value at that time. Level 3 Bonds include primarily sub-prime and Alt-A securities that are priced by third party pricing services or brokers and are classified as level 3 due to the lack of liquidity in the market.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2008 and 2007, the statement value of the loaned securities was approximately $274,377 and $388,666, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $135, $489 and $192 for the years ended December 31, 2008, 2007 and 2006, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2008 and 2007, collateral pledged of $478,048 and $10,939, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2008 and 2007, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $2,080,162 and $799,664, respectively. At December 31, 2008 and 2007, cash collateral of $1,924,101 and $667,016 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in other liabilities. The fair value of the cash collateral invested in bonds and cash and short-term investments was $1,829,907 as of December 31, 2008. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2008 and 2007. As of December 31, 2008 and 2007, all collateral accepted was held in separate custodial accounts.

The statement value of the cash and securities collateral received by contractually obligated terms are shown below.

                                                 CASH AND SECURITIES
                                                      COLLATERAL
                                                  DECEMBER 31, 2008
----------------------------------------------------------------------------
Thirty days or less                                    $1,949,162
Thirty one to 60 days                                      59,000
Sixty one to 90 days                                           --
                                                     ------------
Over 90 days                                               72,000
                                                     ------------
                                   TOTAL               $2,080,162
                                                     ------------

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2008 and 2007.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008.

                                                LESS THAN 12 MONTHS                                12 MONTHS OR MORE
                                    AMORTIZED          FAIR          UNREALIZED        AMORTIZED          FAIR          UNREALIZED
                                      COST             VALUE           LOSSES            COST             VALUE           LOSSES
----------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $684,248         $680,531          $(3,717)            $ --             $ --            $ --
 -- guaranteed & sponsored --
  asset backed                          37,768           37,523             (245)          79,200           77,773          (1,427)
States, municipalities &
 political subdivisions                 10,395            9,721             (674)          36,145           26,960          (9,185)
International Governments                4,983            4,487             (496)              --               --              --
Public utilities                       223,457          206,514          (16,943)         198,757          162,833         (35,924)
All other corporate including
 international                       1,311,543        1,212,800          (98,743)         721,634          548,640        (172,994)
All other corporate-asset
 backed                                557,904          455,963         (101,941)       1,441,860          902,557        (539,303)
                                   -----------      -----------      -----------      -----------      -----------      ----------
       TOTAL FIXED MATURITIES        2,830,298        2,607,539         (222,759)       2,477,596        1,718,763        (758,833)
Common stock -- unaffiliated             4,258            3,286             (972)               2               --              (2)
Common stock -- affiliated                  --               --               --           36,884            6,489         (30,395)
Preferred stock --
 unaffiliated                           20,127           11,958           (8,169)         232,547          114,377        (118,170)
                                   -----------      -----------      -----------      -----------      -----------      ----------
                 TOTAL EQUITY           24,385           15,244           (9,141)         269,433          120,866        (148,567)
                                   -----------      -----------      -----------      -----------      -----------      ----------
             TOTAL SECURITIES       $2,854,683       $2,622,783        $(231,900)      $2,747,029       $1,839,629       $(907,400)
                                   -----------      -----------      -----------      -----------      -----------      ----------

                                                       TOTAL
                                    AMORTIZED          FAIR           UNREALIZED
                                      COST             VALUE            LOSSES
-----------------------------  ------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $684,248         $680,531           $(3,717)
 -- guaranteed & sponsored --
  asset backed                         116,968          115,296            (1,672)
States, municipalities &
 political subdivisions                 46,540           36,681            (9,859)
International Governments                4,983            4,487              (496)
Public utilities                       422,214          369,347           (52,867)
All other corporate including
 international                       2,033,177        1,761,440          (271,737)
All other corporate-asset
 backed                              1,999,764        1,358,520          (641,244)
                                   -----------      -----------      ------------
       TOTAL FIXED MATURITIES        5,307,894        4,326,302          (981,592)
Common stock -- unaffiliated             4,260            3,286              (974)
Common stock -- affiliated              36,884            6,489           (30,395)
Preferred stock --
 unaffiliated                          252,674          126,335          (126,339)
                                   -----------      -----------      ------------
                 TOTAL EQUITY          293,818          136,110          (157,708)
                                   -----------      -----------      ------------
             TOTAL SECURITIES       $5,601,712       $4,462,412       $(1,139,300)
                                   -----------      -----------      ------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2008, fixed maturities, comprised of approximately 760 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The securities were primarily concentrated in securitized assets, specifically CMBS and financial services sector securities. The remaining 14%, comprised of approximately 25 securities, primarily consisted of non-redeemable preferred stock in the financial services sector. The unrealized losses were largely the result of credit spread widening primarily due to continued deterioration in the U.S. housing market, tightened lending conditions and the market's flight to quality securities, as well as, a U.S. recession and a declining global economy.

As of December 31, 2008, 66% of securities in an unrealized loss position were depressed less than 20% of amortized cost. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the Company has determined that these securities are temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 340 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2008, 80% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 90% had a credit rating of BBB or above as of December 31, 2008. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Securities depressed for twelve months or more as of December 31, 2008 were comprised of approximately 445 securities with the majority of the unrealized loss amount relating to securitized assets and financial services sector securities. The majority of the securitized assets depressed for twelve months or more primarily relate to CMBS and sub-prime RMBS. Based upon the Company's cash flow modeling in a severe negative economic outlook, which shows no loss of principal and interest, it has been determined that these securities are temporarily impaired as of December 31, 2008. The majority of the other securities depressed for twelve months or more primarily relate to financial services sector securities that include corporate bonds, as well as, preferred equity issued by large high quality financial institutions that are lower in the capital structure and, as a result, have incurred greater price depressions. Based upon the Company's analysis of these securities and current macroeconomic conditions, the Company expects to see price recovery on these securities.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007.

                                             LESS THAN 12 MONTHS                         12 MONTHS OR MORE
                                 AMORTIZED           FAIR          UNREALIZED       AMORTIZED           FAIR
                                    COST            VALUE            LOSSES            COST            VALUE
---------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored             $ --             $ --            $ --              $110             $110
 -- guaranteed & sponsored
  --asset backed                     44,618           44,107            (511)          190,627          187,527
States, municipalities &
 political subdivisions              35,000           33,354          (1,646)            1,155            1,108
International Governments                --               --              --            14,074           13,972
Public utilities                    172,959          166,639          (6,320)          111,623          106,277
All other corporate
 including international            627,727          609,966         (17,761)          477,236          454,143
All other corporate --
 asset backed                     1,053,508          974,477         (79,031)          475,498          460,148
                                 ----------       ----------       ---------        ----------       ----------
    TOTAL FIXED MATURITIES        1,933,812        1,828,543        (105,269)        1,270,323        1,223,285
Common stock --
 unaffiliated                            --               --              --                 3               --
Common stock -- affiliated               --               --              --            36,884            6,663
Preferred stock --
 unaffiliated                       207,806          188,684         (19,122)           69,480           62,785
                                 ----------       ----------       ---------        ----------       ----------
              TOTAL EQUITY          207,806          188,684         (19,122)          106,367           69,448
                                 ----------       ----------       ---------        ----------       ----------
          TOTAL SECURITIES       $2,141,618       $2,017,227       $(124,391)       $1,376,690       $1,292,733
                                 ----------       ----------       ---------        ----------       ----------

                               12 MONTHS OR MORE                             TOTAL
                                     UNREALIZED           AMORTIZED           FAIR          UNREALIZED
                                       LOSSES                COST            VALUE            LOSSES
--------------------------  -------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                $ --                  $110             $110            $ --
 -- guaranteed & sponsored
  --asset backed                        (3,100)              235,245          231,634          (3,611)
States, municipalities &
 political subdivisions                    (47)               36,155           34,462          (1,693)
International Governments                 (102)               14,074           13,972            (102)
Public utilities                        (5,346)              284,582          272,916         (11,666)
All other corporate
 including international               (23,093)            1,104,963        1,064,109         (40,854)
All other corporate --
 asset backed                          (15,350)            1,529,006        1,434,625         (94,381)
                                      --------            ----------       ----------       ---------
    TOTAL FIXED MATURITIES             (47,038)            3,204,135        3,051,828        (152,307)
Common stock --
 unaffiliated                               (3)                    3               --              (3)
Common stock -- affiliated             (30,221)               36,884            6,663         (30,221)
Preferred stock --
 unaffiliated                           (6,695)              277,286          251,469         (25,817)
                                      --------            ----------       ----------       ---------
              TOTAL EQUITY             (36,919)              314,173          258,132         (56,041)
                                      --------            ----------       ----------       ---------
          TOTAL SECURITIES            $(83,957)           $3,518,308       $3,309,960       $(208,348)
                                      --------            ----------       ----------       ---------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2007, fixed maturities, comprised of approximately 590 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The remaining 14% primarily consisted of non-redeemable preferred stock in the financial services sector, the majority of which were in an unrealized loss position for less than twelve months. There were no fixed maturities or equity securities as of December 31, 2007, with a fair value less than 80% of the security's amortized cost for more than six continuous months other than certain asset backed securities ("ABS") and collateralized mortgage backed securities ("CMBS") accounted for under SSAP No. 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2007 that were deemed to be other-than- temporarily impaired.

Fixed maturity securities in an unrealized loss position for less than twelve months were comprised of approximately 245 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2007, 85% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 75% had a credit rating of BBB or above as of December 31, 2007. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Fixed maturity securities depressed for twelve months or more as of December 31, 2007 were comprised of approximately 350 securities, with the majority of the unrealized loss amount relating to CMBS, corporate fixed maturities within the industrial and financial services sector and ABS. The CMBS in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the results of credit spreads widening from the security purchase date. The recent price depression resulted from widening credit spreads primarily due to tightened lending conditions and the market's flight to quality securities. Future changes in fair value of these securities are primarily dependent on sector fundamentals, credit spread movements and changes in interest rates. Corporate securities in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date primarily due to tightened lending conditions and the market's flight to quality securities. Substantially all of these securities are investment grade with an average price of 95% of amortized cost. Future changes in fair value of these securities are primarily dependent on the extent of future issuer credit losses, return of liquidity, and changes in general market conditions, including interest rates and credit spread movements.

4. INCOME TAXES:

(a) The components of the net deferred tax asset/(liability) as of December 31, are as follows:

                                              2008              2007
-----------------------------------------------------------------------------
Total of all deferred tax assets
 (admitted and non-admitted)                $1,492,810          $610,815
Total of all deferred tax liabilities         (891,412)         (116,655)
                                          ------------       -----------
Net deferred asset/(liability)                 601,398           494,160
Total deferred tax assets non-admitted         233,111           348,644
Net admitted deferred tax asset               $368,287          $145,516
                                          ------------       -----------
Decrease in deferred taxes non-admitted      $(115,533)        $(113,281)
                                          ------------       -----------

(b) There were no unrecognized deferred tax liabilities.

(c) The components of incurred income tax expense/(benefit) as of December 31, are as follows:

                             2008               2007               2006
--------------------------------------------------------------------------------
Federal taxes before
 capital gains, NOL,
 and AMT                    $(479,071)          $128,160            $66,084
Foreign taxes                      --            (13,802)           (29,123)
NOL
limitation/(utilization)      230,834                 --             (7,166)
Alternative minimum tax        (6,233)           (32,097)            35,010
Prior period
 adjustments and other          8,725              6,187            (32,844)
                         ------------       ------------       ------------
    FEDERAL AND FOREIGN
    INCOME TAX INCURRED     $(245,745)           $88,448            $31,961
                         ------------       ------------       ------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

DEFERRED TAX ASSETS                           2008          2007         Change
---------------------------------------------------------------------------------------
Reserves                                       $751,417      $25,989      $725,428
Tax DAC                                         302,889      283,943        18,946
Unrealized Losses                                    --       54,684       (54,684)
Bonds and Other Investments                          --       53,588       (53,588)
NOL/Minimum Tax Credit/Foreign Tax
 Credits                                        404,134      164,056       240,078
Other                                            34,370       28,555         5,815
                                          -------------  -----------  ------------
               TOTAL DEFERRED TAX ASSETS     $1,492,810     $610,815      $881,995
                                          -------------  -----------  ------------
        DEFERRED TAX ASSETS NON-ADMITTED       $233,111     $348,644     $(115,533)
                                          -------------  -----------  ------------

DEFERRED TAX LIABILITIES                      2008               2007              Change
-------------------------------------------------------------------------------------------------
Bonds and Other Investments                  $(275,019)              $ --          $(275,019)
Accrued Deferred Compensation                   (5,073)            (2,153)            (2,920)
Reserves                                       (76,704)           (87,097)            10,393
Deferred and Uncollected                       (21,848)           (19,853)            (1,995)
Unrealized Gains/(Losses)                     (505,949)                --           (505,949)
Other                                           (6,819)            (7,552)               733
                                          ------------       ------------       ------------
          TOTAL DEFERRED TAX LIABILITIES     $(891,412)         $(116,655)         $(774,757)
                                          ------------       ------------       ------------
      TOTAL ADMITTED DEFERRED TAX ASSETS      $368,287           $145,516           $222,771
                                          ------------       ------------       ------------

                                              2008              2007             CHANGE
-----------------------------------------------------------------------------------------------
Total deferred tax assets                   $1,492,810          $610,815          $881,995
Total deferred tax liabilities                (891,412)         (116,655)         (774,757)
Net deferred tax asset (liability)            $601,398          $494,160          $107,238
Adjust for stock compensation transfer                                               1,380
Adjust for change in deferred tax on
 unrealized gains (losses)                                                         560,633
                                                                               -----------
  ADJUSTED CHANGE IN NET DEFERRED INCOME
                                     TAX                                          $669,251
                                                                               -----------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                  EFFECTIVE                      EFFECTIVE                        EFFECTIVE
                                   2008           TAX RATE        2007            TAX RATE        2006             TAX RATE
-------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory
 rate                            $(780,261)          35.0%       $132,025            35.0%       $128,249            35.0%
DRD                               (105,214)           4.7%       (100,000)          (26.5)%      (107,070)          (29.2)%
IMR adjustment                       1,338           (0.1)%        (3,662)           (1.0)%        (6,430)           (1.8)%
Gain on reinsurance booked to
 surplus                             2,846           (0.1)%        68,051            18.0%             --              --
Correction of deferred
 balances                               --             --           8,698             2.3%             --              --
2005 Tax Return true-up
 adjustment                             --             --              --              --          (3,636)           (1.0)%
Foreign tax credits                (12,910)           0.6%        (12,692)           (3.3)%       (11,157)           (3.0)%
Change in basis of reserves
 booked to surplus                  (8,377)           0.4%         82,901            22.0%             --              --
Other                              (12,885)           0.6%            267             0.1%         (2,719)           (0.7)%
                                ----------          -----      ----------          ------      ----------          ------
                         TOTAL   $(915,463)          41.3%       $175,588            46.6%        $(2,763)           (0.8)%
                                ----------          -----      ----------          ------      ----------          ------

                                                  EFFECTIVE                  EFFECTIVE                        EFFECTIVE
                                   2008           TAX RATE        2007        TAX RATE        2006             TAX RATE
---------------------------------------------------------------------------------------------------------------------------
Federal and foreign income tax
 incurred                        $(245,745)          11.0%        $88,448        23.5%        $31,961             8.7%
Federal income taxes on net
 capital gains                        (467)           0.0%          4,248         1.1%         (4,248)           (1.2)%
Adjusted change in net
 deferred income taxes            (669,251)          30.1%         82,891        22.0%        (30,476)           (8.3)%
                                ----------          -----      ----------      ------      ----------          ------
  TOTAL STATUTORY INCOME TAXES   $(915,463)          41.1%       $175,587        46.6%        $(2,763)           (0.8)%
                                ----------          -----      ----------      ------      ----------          ------

(e) As of December 31, 2008, the Company had a net operating loss carry forward of $659,526 originating in 2008 which will expire, if unused, in 2023. As of December 31, 2008, the Company had a foreign tax credit carry forward of $12,910 originating in 2008 which will expire, if unused, in 2018.

There were no income taxes incurred in the current and prior years that will be available for recoupment.

As of December 31, 2008, the aggregate amount of deposits reported as admitted assets under section 6603 of the Internal Revenue Code was $0.

(f) The Company is included in the Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute.

The Company's federal income tax return is consolidated with the following entities:

The Hartford Financial
Services Group, Inc. (Parent)
Hartford Holdings, Inc.         Hartford Integrated
                                Technologies, Inc.
Nutmeg Insurance Company        Business Management Group,
                                Inc.
Heritage Holdings, Inc.         Personal Lines Insurance
                                Center, Inc.
Hartford Fire Insurance         Nutmeg Insurance Agency, Inc.
Company
Hartford Accident and           Hartford Lloyds Corporation
Indemnity Company
Hartford Casualty Insurance     1st AgChoice, Inc.
Company
Hartford Underwriters           First State Management Group,
Insurance Company               Inc.
Twin City Fire Insurance        ClaimPlace, Inc.
Company
Pacific Insurance Company,      Access CoverageCorp, Inc.
Ltd.

Trumbull Insurance Company      Access CoverageCorp
                                Technologies, Inc.
Hartford Insurance Company of   Hartford Casualty General
Illinois                        Agency, Inc.
Hartford Insurance Company of   Hartford Fire General Agency,
the Midwest                     Inc.
Hartford Insurance Company of   Hartford Strategic Investments
the Southeast                   LLC
Hartford Lloyds Insurance       Hartford Life, Inc.
Company
Property & Casualty Insurance   Hartford Life and Accident
Co. of Hartford                 Insurance Company
Sentinel Insurance Company,     Hartford Life International
Ltd.                            Ltd.
First State Insurance Company   Hartford Equity Sales Company,
                                Inc.
New England Insurance Company   Hartford-Comprehensive
                                Employee Benefit Service Co.
New England Reinsurance         Hartford Securities
Corporation                     Distribution Company, Inc.
Fencourt Reinsurance Company,   The Evergreen Group,
Ltd.                            Incorporated
Heritage Reinsurance Co., Ltd.  Hartford Administrative
                                Services Company
New Ocean Insurance Co., Ltd.   Woodbury Financial Services,
                                Inc.
Hartford Investment Management  Hartford Life, Ltd.
Co.
HARCO Property Services, Inc.   Hartford Life Alliance, LLC
Four Thirty Seven Land          Hartford Life Insurance
Company, Inc.                   Company
HRA, Inc.                       Hartford Life and Annuity
                                Insurance Company
HRA Brokerage Services. Inc.    Hartford International Life
                                Reassurance Corp.
Hartford Technology Services    Hartford Hedge Fund Company,
Company                         LLC
Ersatz Corporation              American Maturity Life
                                Insurance Company
Hartford Specialty Company      Champlain Life Reinsurance
                                Company

5. REINSURANCE:

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $390,571 in 2008, an increase of $142,389 from the 2007 balance of $248,182. The total amount of reinsurance credits taken for this agreement is $600,878 in 2008, an increase of $219,059 from the 2007 balance of $381,819.

The Company had no reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefits ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. In connection with this Reinsurance Agreement, the Company collected premiums of $110,364, $47,999 and $5,313 for the year ended December 31, 2008, 2007 and 2006, respectively and holds reserves of $813,275 and $66,677 at December 31, 2008 and 2007, respectively.

Effective September 30, 2007, the Company entered into a reinsurance agreement where HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. In connection with this agreement, the Company collected premiums of $2,040,623 and $8,416 as of December 31, 2008 and 2007, respectively, and holds reserves of $1,960,923 and $8,429 as of December 31, 2008 and 2007, respectively. This treaty covered HLIKK's "3 Win" annuity.

This product contains a GMIB feature that triggers at a float value of 80% of original premium and gives the policyholder an option to receive either an immediate withdrawal of account value without surrender charges or a payout annuity of the original premium over time. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.0 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a reinsurance agreement with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout. See note 13 for additional information.

Effective February 29, 2008, the Company entered into a reinsurance agreement where HLIKK agree to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMWB and GMDB riders issued by HLIKK on certain variable annuity business. In connection with this agreement, the Company collected premiums of $1,203 and holds reserves of $3,927 as of December 31, 2008.

Effective October 1, 2008, the Company entered into a reinsurance agreement where HLIKK agree to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMDB riders issued by HLIKK on certain variable annuity business. In connection with this agreement, the Company collected premiums of $696 and holds reserves of $38 as of December 31, 2008.

Effective November 1, 2007, the Company has entered into a coinsurance with funds withheld and a modified coinsurance reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring YRT reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement is $194,430 and is identified separately on the Admitted Assets, Liabilities and Surplus statement. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus.

The amount of reinsurance recoverables from and payables to reinsurers were $24,748 and $15,998 and $27,577 and $12,397 at December 31, 2008 and 2007,
respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2008
Aggregate Reserves for Life and Accident and Health          $10,813,526       $3,206,736       $(3,222,513)      $10,797,749
 Policies
Policy and Contract Claim Liabilities                            $55,343          $11,186          $(32,693)          $33,836
Premium and Annuity Considerations                            $7,861,654       $2,322,174         $(831,321)       $9,352,507
Death, Annuity, Disability and Other Benefits                   $515,171         $343,069         $(200,178)         $658,062
Surrenders and Other Fund Withdrawals                         $9,660,930         $429,781         $(125,658)       $9,965,053

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2007
Aggregate Reserves for Life and Accident and Health           $6,974,834       $1,050,543       $(2,049,303)       $5,976,074
 Policies
Policy and Contract Claim Liabilities                            $47,256          $14,423          $(30,399)          $31,281
Premium and Annuity Considerations                           $11,045,000         $241,808         $(973,307)      $10,313,501
Death, Annuity, Disability and Other Benefits                   $334,482         $115,945         $(101,185)         $349,242
Surrenders and Other Fund Withdrawals                        $10,633,115         $624,725       $(1,729,032)       $9,528,808

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and Accident and Health           $6,189,958       $1,385,824       $(1,152,935)       $6,422,847
 Policies
Policy and Contract Claim Liabilities                            $51,900          $13,508          $(32,773)          $32,635
Premium and Annuity Considerations                            $9,936,139         $210,011         $(303,845)       $9,842,305
Death, Annuity, Disability and Other Benefits                   $275,788         $106,626          $(83,321)         $299,093
Surrenders and Other Fund Withdrawals                        $10,086,669         $673,938       $(1,706,377)       $9,054,230

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                               2008
                                                   GROSS         NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                               $4,569             5,546
Ordinary Renewal                                    44,318            56,825
Group Life                                              27                50
                                                  --------          --------
                                           TOTAL   $48,914           $62,421
                                                  --------          --------

                                                               2007
                                                   GROSS         NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                               $3,418            $3,775
Ordinary Renewal                                    45,181            52,893
Group Life                                              30                56
                                                  --------          --------
                                           TOTAL   $48,629           $56,724
                                                  --------          --------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd. The HL Investment Advisors, Inc. bond was sold in December 2007.

At December 31, 2008 and 2007, the Company reported $10,223 and $32,272, respectively, as a receivable from and $39,493 and $41,011, respectively, as a payable to it's parent, and subsidiary. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand alone basis.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $10,523, $12,807 and $10,717 for 2008, 2007 and 2006, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2008, 2007 or 2006.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2008 and 2007 and 2006 was $4,825 and $5,528 and $4,113,
respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2008 and 2007 and 2006, dividends of $156,000 and $207,000 and $115,000, respectively, were paid. The amount available for dividends in 2009 is $0.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $711,751.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $50,551,150 and $81,072,392 as of December 31, 2008 and 2007, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account fees, net of minimum guarantees, were $1,363,868, $1,542,870 and $1,378,577 for the years ended December 31, 2008, 2007 and 2006, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2008 is as follows:

                                              NONINDEXED
                                              GUARANTEED                                NON-
                                              LESS THAN            NONINDEXED        GUARANTEED
                                               OR EQUAL            GUARANTEED         SEPARATE
                                                TO 4%             MORE THAN 4%        ACCOUNTS         TOTAL
----------------------------------------------------------------------------------------------------------------
1. Premiums considerations or deposits
 for the year ended 2008                         $ --                 $ --             $3,572,439     $3,572,439
2. Reserves @ year end                             --                   --                     --             --
  I. For accounts with assets at:                  --                   --                     --             --
    a. Market value                                --                   --             49,015,961     49,015,961
    b. Amortized cost                              --                   --                     --             --
                                                 ----                 ----          -------------  -------------
    c. Total reserves                            $ --                 $ --            $49,015,961    $49,015,961
                                                 ----                 ----          -------------  -------------
  II. By withdrawal characteristics:
    a. Subject to discretionary
     withdrawal                                  $ --                 $ --                   $ --           $ --
    b. With MVA adjustment                         --                   --                     --             --
    c. @ BV without MV adjustment and
     with surrender charge of 5% or more           --                   --                     --             --
    d. @ Market value                              --                   --             48,942,891     48,942,891
    e. @ BV without MV adjustment and
     with surrender charge less than 5%            --                   --                     --             --
                                                 ----                 ----          -------------  -------------
    f. Subtotal                                  $ --                 $ --            $48,942,891    $48,942,891
    g. Not subject to discretionary
     withdrawal                                    --                   --                 73,070         73,070
                                                 ----                 ----          -------------  -------------
    h. Total                                     $ --                 $ --            $49,015,961    $49,015,961
                                                 ----                 ----          -------------  -------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                              2008                2007                2006
----------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                $3,572,439          $7,121,542          $6,907,635
Transfer from Separate Accounts              (5,260,541)         (7,340,251)         (7,637,822)
                                          -------------       -------------       -------------
Net Transfer (from) to Separate Accounts     (1,688,102)           (218,708)           (730,187)
Internal Exchanges & Other Separate
 Account Activity                                16,421             (18,445)             55,063
                                          -------------       -------------       -------------
Transfer (from) to Separate Accounts on
 the Statement of Operations                $(1,671,681)          $(237,153)          $(675,124)
                                          -------------       -------------       -------------

11. CORRECTION OF ERRORS:

During an analysis of reserving systems in 2007, the Company discovered an error in the reserves for certain individual annuity products. These annuity products have a 4 year surrender charge, however, they were coded in the reserving system with a 7 year surrender charge. As a result reported 2007 reserves were understated and surplus was overstated. The correction related to prior years was recorded directly to reserves and surplus in the amount of $32,469.

During an analysis of federal income taxes in 2007, the Company discovered an error in the liability relating to prior years. A portion of total taxes has been inadvertently misclassified between current and deferred taxes, and inadvertently misallocated among certain affiliates. As a result, the reported current federal income tax recoverable and surplus were understated. The correction was booked directly to federal income tax recoverable and surplus in the amount of $36,656.

The net admitted deferred tax asset is unaffected, as the adjustment to the total deferred tax asset is offset by a change in the nonadmitted portion.

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty.

Hartford Life & Annuity recorded charges of $50 million, after-tax, in the aggregate through 2007 to establish a reserve for the market timing matters.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $202, $519 and $308 in 2008, 2007 and 2006, respectively, of which $108, $480 and $279 in 2008, 2007 and 2006, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,493 and $3,881 as of December 31, 2008 and 2007, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied was $6,142, $12,104 and $15,719 in 2008, 2007 and 2006,
respectively. Future minimum rental commitments are as follows:

2009                      4,464
2010                      3,283
2011                      2,442
Thereafter                3,125
                      ---------
Total                   $13,314
                      ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $2,714, $4,953 and $4,891 in 2008, 2007 and
2006, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS") as part of the Hartford consolidated return. During 2008, the IRS completed its examination of the consolidated group's U.S. income tax returns for 2002 through 2003. The Company received notification of the approval by the Joint Committee on Taxation of the results of the examination subsequent to December 31, 2008. The examination will not have a material effect on the Company's net income or financial position. The 2004 through 2006 examination began during 2008, and is expected to close by the end of 2010.

The separate account dividends-received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The estimated DRD was updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD varied from earlier estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains and asset values at the mutual fund level and the Company's taxable income before the DRD. Given recent financial markets' volatility, the Company intends to review its DRD computations on a quarterly basis, beginning in 2009. The Company recorded benefits of $112, $99 and $110 related to the separate account DRD in the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively. The 2008 benefit included a benefit of $7 related to a true-up of the prior year tax return, the 2007 benefit included a charge of $1 related to a true-up of the prior year tax return, and the 2006 benefit included a benefit of $3 related to true-ups of prior years' tax returns.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $11, $8 and $11 related to separate account FTC in the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively. These amounts included benefits related to true-ups of prior years' tax returns of $3, $0 and $4 in 2008, 2007 and 2006 respectively.

(E) FUNDING OBLIGATION

The Company had outstanding commitments totaling $12,002 and $16,373 as of December 31, 2008 and 2007, respectively, of which $10,750 and $10,532, related to funding limited partnership investments and $1,251 and $5,841 related to a mortgage loan funding, respectively.

13. SUBSEQUENT EVENT:

As a result of unfavorable market performance in 2008, the 3WIN product reached a triggering event in which contract holders have made elections to either (a) receive 80% of their original variable annuity deposit in a lump sum or (b) receive 100% of their original variable annuity deposit as an annuity certain paid in level installments.

As a result, on February 5, 2009,the Company's parent (HLIC) issued a funding agreement to the Company in the amount of $1,468,810 for the purpose of funding these annuity certain payments under the Company's reinsurance agreement with Hartford Life Insurance Company, KK (see note 5). The contract calls for October 31 scheduled annual payouts with interest at 5.16% through 2019.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2008
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,642
 Bonds Exempt from U.S. Tax                                              45
 Other Bonds (unaffiliated)                                         313,664
 Bonds of Affiliates                                                     --
 Preferred Stocks (unaffiliated)                                     17,566
 Preferred Stocks of affiliates
 Common Stocks (unaffiliated)                                           108
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                      26,596
 Real Estate                                                          1,409
 Contract loans                                                      22,535
 Cash/short-term Investments                                         27,150
 Derivative Instruments                                             (19,377)
 Other Invested Assets                                                   17
 Aggregate Write-ins for Investment Income                           (9,541)
                                                             --------------
                                    GROSS INVESTMENT INCOME         382,814
 Less: Investment Expenses                                            6,780
                                                             --------------
                                      NET INVESTMENT INCOME        $376,034
                                                             --------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $27,285
                                                             --------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                     $68,410
 Residential Mortgages                                                   --
 Commercial Mortgages                                               542,962
                                                             --------------
                                       TOTAL MORTGAGE LOANS        $611,372
                                                             --------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $611,372
 Good Standing with Restructured Terms
 Interest Overdue More Than 90 Days
 Not In Foreclosure
 Foreclosure In Process
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                          $10,489
                                                             --------------
COLLATERAL LOANS                                                       $ --
                                                             --------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
 BOOK VALUE:
 Bonds                                                                 $ --
 Preferred Stocks                                                        --
 Common Stocks                                                        6,489
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                     $2,534,297
 Over 1 year through 5 years                                      2,637,862
 Over 5 years through 10 years                                    3,812,781
 Over 10 years through 20 years                                     692,677
 Over 20 years                                                      860,776
                                                             --------------
                                          TOTAL BY MATURITY     $10,538,393
                                                             --------------
By Class -- Statement Value
 Class 1                                                         $8,749,832
 Class 2                                                          1,625,331
 Class 3                                                            134,682
 Class 4                                                                 63
 Class 5                                                             27,027
 Class 6                                                              1,458
                                                             --------------
                                             TOTAL BY CLASS     $10,538,393
                                                             --------------
Total Publicly Traded                                            $8,651,218
Total Privately Placed                                            1,887,175
                                                             --------------
                                        TOTAL BY MAJOR TYPE     $10,538,393
                                                             --------------

INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                                    $255,362
 Common Stocks -- Market Value                                            11,520
 Short-Term Investments -- Book Value                                  2,166,710
 Options, Caps, and Floors Owned -- Statement Value                    1,202,744
 Options, Caps, and Floors Written and Inforce -- Statement                   --
  Value
 Collar, Swap, and Forward Agreements Open -- Statement Value            562,195
 Financial Futures Contracts Open -- Current Value                     3,634,952
 Cash on Deposit                                                         147,770
 Cash Equivalents                                                         11,673
LIFE INSURANCE IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                             79,650,740
 Credit Life                                                                  --
 Group Life                                                              166,760
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                       $41,194
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                              5,045,312
 Credit Life                                                                  --
 Group Life                                                                5,010
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                        3,206,234
Group -- Not Involving Life Contingencies
 Amount on Deposit
 Income Payable                                                               --
Group -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $53,752
 Deferred -- Fully Paid Account Balance                               51,101,938
 Deferred -- Not Fully Paid -- Account Balance                           100,215
Group:
 Amount of Income Payable                                                    $75
 Fully Paid Account Balance                                              199,452
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Group                                                                      $ --
 Credit                                                                       --
 Ordinary                                                                  1,025
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $37,740
 Dividend Accumulations -- Account Balance                                   127

CLAIM PAYMENTS:
Group Accident & Health
 2008                                                                       $ --
 2007                                                                         --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 Prior                                                                        --
Other Accident & Health
 2008                                                                       $267
 2007                                                                        264
 2006                                                                         72
 2005                                                                         55
 2004                                                                         30
 Prior                                                                       747
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2008                                                                       $ --
 2007                                                                         --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2008
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                         HOLDINGS                       ANNUAL STATEMENT
                                                               AMOUNT            PERCENTAGE       AMOUNT            PERCENTAGE
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CATEGORIES
1. Bonds:
  1.1 U.S. treasury securities                                  $767,433              5.5          $767,433              5.5
  1.2 U.S. government agency obligations (excluding
   mortgage-backed securities):
    1.21 issued by U.S. government agencies                           --               --                --               --
    1.22 issued by U.S. government sponsored agencies                 --               --                --               --
  1.3 Foreign government (including Canada, excluding
   mortgage-backed securities)                                 1,776,427             12.7         1,776,427             12.7
  1.4 Securities issued by states, territories and
   possessions and political subdivisions in the U.S:
    1.41 State, territories, and possessions general
     obligations                                                  11,540              0.1            11,540              0.1
    1.42 Political subdivisions of states, territories &
     possessions & political subdivisions general
     obligations                                                      --               --                --               --
    1.43 Revenue and assessment obligations                       45,000              0.3            45,000              0.3
    1.41 Industrial development and similar obligations               --               --                --               --
  1.5 Mortgage-backed securities (includes residential and
   commercial MBS):
    1.51 Pass-through securities:
      1.511 Issued or guaranteed by GNMA                          15,664              0.1            15,664              0.1
      1.512 Issued or guaranteed bly FNMA and FHLMC              424,767              3.0           424,767              3.0
      1.513 All other                                                 --               --                --               --
    1.52 CMOs and REMICs:
      1.521 Issued or guaranteed by GNMA, FNMA, and FHLMC
       or VA                                                     113,002              0.8           113,002              0.8
      1.522 Issued by non-U.S. Government issuers and
       collateralized by MBS issued or guaranteed by GNMA,
       FNMA, FHLMC or VA                                              --               --                --               --
      1.523 All other                                          1,281,606              9.2         1,281,606              9.2
2. Other debt and other fixed income securities (excluding
 short-term):
  2.1 Unaffiliated domestic securities (includes credit
   tenant loans rated by the SVO)                              2,666,182             19.1         2,666,182             19.1
  2.2 Unaffiliated foreign securities                          1,270,062              9.2         1,270,062              9.2
  2.3 Affiliated securities                                           --               --                --               --
3. Equity Interests:
  3.1 Investment in mutual funds                                   5,031               --             5,031               --
  3.2 Preferred stocks:
    3.21 Affiliated                                                   --               --                --               --
    3.22 Unaffiliated                                            255,362              1.8           255,362              1.8
  3.3 Publicly traded securities (excluding preferred
   stocks):
    3.31 Affiliated                                                   --               --                --               --
    3.32 Unaffiliated                                                 --               --                --               --
  3.4 Other equity securities:
    3.41 Affiliated                                                6,489               --             6,489               --
    3.42 Unaffiliated                                                 --               --                --               --
  3.5 Other equity securities including tangible personal
   property under lease:
    3.51 Affiliated                                                   --               --                --               --
    3.52 Unaffiliated                                                 --               --                --               --
4. Mortgage loans:
  4.1 Construction and land development                               --               --                --               --
  4.2 Agricultural                                                    --               --                --               --
  4.3 Single family residential properties                            --               --                --               --
  4.4 Multifamily residential properties                              --               --                --               --
  4.5 Commercial loans                                           611,371              4.4           611,371              4.4
  4.6 Mezzanine real estate loans                                     --               --                --               --
5. Real estate investments
  5.1 Property occupied by company                                27,285              0.2            27,285              0.2
  5.2 Property held for production of income                          --               --                --               --
  5.3 Property held for sale                                          --               --                --               --
6. Policy Loans                                                  354,920              2.5           354,920              2.5
7. Receivables for securities                                    226,507              1.6           226,507              1.6
8. Cash and short-term investments                             2,326,153             16.6         2,326,153             16.6
9. Other invested assets                                       1,802,382             12.9         1,802,382             12.9
                                                             -----------            -----       -----------            -----
10.  TOTAL INVESTED ASSETS                                   $13,987,183            100.0       $13,987,183            100.0
                                                             -----------            -----       -----------            -----

                               QUARTERLY STATEMENT

                                     OF THE

                            HARTFORD LIFE AND ANNUITY
                                INSURANCE COMPANY

                                       Of

                                 SIMSBURY IN THE
                                   STATE OF CT

                           TO THE INSURANCE DEPARTMENT
                                OF THE STATE OF

                              For the Period Ended
                                  June 30, 2009

                                      2009


                                                                      Barcode
                                                                      *71153200920100102*

NAIC Group Code 0091, 0091             NAIC Company Code 71153        Employer's ID Number 39-1052598
(Current Period) (Prior Period)

Organized under the Laws of      State of Domicile or Port of Entry   Country of Domicile US
CONNECTICUT                      CONNECTICUT

Incorporated/Organized January 9, 1956                     Commenced Business July 1, 1965

Statutory Home Office            200 HOPMEADOW STREET SIMSBURY CT 06089
                                 (STREET AND NUMBER) (CITY OR TOWN, STATE AND ZIP CODE)

Main Administrative Office       200 HOPMEADOW STREET SIMSBURY CT 06089                                860-547-5000
                                 (STREET AND NUMBER) (CITY OR TOWN, STATE AND ZIP CODE)           (AREA CODE)(TELEPHONE NUMBER)

Mail Address                     ONE HARTFORD PLAZA HARTFORD CT 06155
                                 (STREET AND NUMBER  (CITY OR TOWN, STATE AND ZIP CODE)
                                 OR  P.O. BOX)                                                           860-547-5000
Primary Location of Books and    200 HOPMEADOW STREET  SIMSBURY CT 06089                          (AREA CODE)(TELEPHONE NUMBER)
Records                          (STREET AND NUMBER) (CITY OR TOWN, STATE AND ZIP CODE)

Internet Website Address         WWW.THEHARTFORD.COM
Statutory Statement Contact      MICHAEL W. SALWEN                                                    860-843-7739
                                 (NAME)                                                   (AREA CODE) (TELEPHONE NUMBER) (EXTENSION)
                                 Michael.Salwen@hartfordlife.com                                      860-843-3884
                                 (EMAIL ADDRESS)                                                      (FAX NUMBER)

                                                       OFFICERS

          NAME                            TITLE                           NAME                     TITLE
1. JOHN CLINTON WALTERS         President CEO & COB             2. DONALD CHRISTIAN HUNT  Secretary
3. ERNEST MALCOLM MCNEILL, JR.  SVP & Chief Accounting Officer  4. CRAIG DOUGLAS MORROW   AVP & Appointed Actuary

                                                                OTHER

RICARDO ARTURO ANZALDUA         SVP & Assistant Secretary       DAVID ALAN CARLSON        SVP & Director of Taxes
JENNIFER JILL GEISLER           Senior Vice President           JOHN NICHOLAS GIAMALIS    SVP & Treasurer
CHRISTOPHER JAMES HANLON        Senior Vice President           STEPHEN THOMAS JOYCE      Executive Vice President
ALAN JAMES KRECZKO              EVP & General Counsel           GLENN DAVID LAMMEY        CFO & Executive Vice President
GREGORY GERARD MCGREEVEY        EVP & Chief Investment Officer  WILLIAM PATRICK MEANEY    Senior Vice President
BRIAN DENNIS MURPHY             Executive Vice President        CRAIG RODOLPH RAYMOND     Senior Vice President
JAMES EVERETT TRIMBLE           SVP & Chief Actuary

                                                 DIRECTOR OR TRUSTEES

GLENN DAVID LAMMEY                 GREGORY GERARD MCGREEVEY                JOHN CLINTON WALTERS

State of CONNECTICUT
County of HARTFORD

The officers of this reporting entity being duly sworn, each depose and say that they are the described officers of said reporting entity, and that on the reporting period stated above, all of the herein described assets were the absolute property of the said reporting entity, free and clear from any liens or claims thereon, except as herein stated, and that this statement, together with related exhibits, schedules and explanations therein contained, annexed or referred to, is a full and true statement of all the assets and liabilities and of the condition and affairs of the said reporting entity as of the reporting period stated above, and of its income and deductions therefrom for the period ended, and have been completed in accordance with the NAIC ANNUAL STATEMENT
INSTRUCTIONS and ACCOUNTING PRACTICES AND PROCEDURES manual except to the extent that: (1) state law may differ, or, (2) that state rules or regulations require differences in reporting not related to accounting practices and procedures, according to the best of their information, knowledge and belief, respectively. Furthermore, the scope of this attestation by the described officers also includes the related corresponding electronic filing with the NAIC, when required, that is an exact copy (except for formatting differences due to electronic filing) of the enclosed statement. The electronic filing may be requested by various regulators in lieu of or in addition to the enclosed statement.


/s/ John Clinton Walters                /s/ Donald Christian Hunt               /s/ Ernest Malcolm McNeill, Jr.
-------------------------------------   -------------------------------------   -------------------------------------
(Signature)                             (Signature)                             (Signature)
JOHN CLINTON WALTERS                    DONALD CHRISTIAN HUNT                   ERNEST MALCOLM MCNEILL, JR.
1. (Printed Name)                       2. (Printed Name)                       3. (Printed Name)
President, CEO & COB                    Secretary                               SVP & Chief Accounting Officer
(Title)                                 (Title)                                 (Title)

Subscribed and sworn to before me            a. Is this an original filing?            Yes |X| No |_|

This 23 day of July 2009                     b. If no: 1. State the amendment number   ______________
                                                       2. Date filed                   ______________
                                                       3. Number of pages attached     ______________

/s/ Kimberly A. Ehlinger
-------------------------------------
[STAMP]

                                     ASSETS

                                                                                 CURRENT STATEMENT DATE
                                                                      -------------------------------------------
                                                                             1             2              3               4
                                                                                                     NET ADMITTED    DECEMBER 31
                                                                                      NONADMITTED       ASSETS      PRIOR YEAR NET
                                                                          ASSETS         ASSETS     (COLS. 1 - 2)  ADMITTED ASSETS
                                                                      --------------  -----------  --------------  ---------------
1.    Bonds                                                            8,511,768,911                8,511,768,911    8,371,683,455
2.    Stocks:
      2.1  Preferred stocks                                               77,284,929                   77,284,929      255,361,968
      2.2  Common stocks                                                  12,298,134                   12,298,134       11,520,161
3.    Mortgage loans on real estate:
      3.1  First liens                                                   554,273,581                  554,273,581      578,552,850
      3.2  Other than first liens                                         32,669,672                   32,669,672       32,818,581
4.    Real estate:
      4.1  Properties occupied by the company (less $0 encumbrances)      27,965,910                   27,965,910       27,284,717
      4.2  Properties held for the production of income (less $0
           encumbrances)                                                                                        0
      4.3  Properties held for sale (less $0 encumbrances)                                                      0
5.    Cash ($93,942,280), cash equivalents ($7,690)
      and short-term investments ($2,435,862,009)                      2,529,811,979                2,529,811,979    2,326,153,004
6.    Contract loans (including $0 premium notes)                        347,939,589                  347,939,589      354,919,732
7.    Other invested assets                                                9,004,403                    9,004,403       10,488,653
8.    Receivables for securities                                          79,908,651                   79,908,651      226,506,600
9.    Aggregate write-ins for invested assets                            772,733,407            0     772,733,407    1,791,892,868
                                                                      --------------  -----------  --------------   --------------
10.   Subtotals, cash and invested assets (Lines 1 to 9)              12,955,659,166            0  12,955,659,166   13,987,182,589
11.   Title plants less $0 charged off (for Title insurers only)                                                0
12.   Investment income due and accrued                                  122,504,768                  122,504,768       85,916,570
13.   Premiums and considerations:
      13.1 Uncollected premiums and agents' balances in the course
           of collection                                                  16,150,532                   16,150,532       19,384,051
      13.2 Deferred premiums, agents' balances and installments
           booked but deferred and not yet due (including $0 earned
           but unbilled premiums)                                         45,701,029   17,364,793      28,336,236       29,547,113
      13.3 Accrued retrospective premiums                                                                       0
14.   Reinsurance:
      14.1 Amounts recoverable from reinsurers                            36,734,856                   36,734,856       69,081,834
      14.2 Funds held by or deposited with reinsured companies                                                  0
      14.3 Other amounts receivable under reinsurance contracts           69,441,833                   69,441,833       91,846,715
15.   Amounts receivable relating to uninsured plans                                                            0
16.1  Current federal and foreign income tax recoverable and
      interest thereon                                                                                          0      174,110,370
16.2  Net deferred tax asset                                             442,680,800  239,885,540     202,795,260       68,672,999
17.   Guaranty funds receivable or on deposit                              3,576,922                    3,576,922        3,493,310
18.   Electronic data processing equipment and software                                                         0
19.   Furniture and equipment, including health care delivery
      assets ($0)                                                                                               0
20.   Net adjustment in assets and liabilities due to foreign
      exchange rates                                                                                            0
21.   Receivables from parent, subsidiaries and affiliates                12,472,744                   12,472,744       10,222,853
22.   Health care ($0) and other amounts receivable                        5,845,054    5,845,054               0
23.   Aggregate write-ins for other than invested assets                  12,280,251  (76,256,730)     88,536,981      369,937,855
                                                                      --------------  -----------  --------------   --------------
24.   Total assets excluding Separate Accounts, Segregated Accounts
      and Protected Cell Accounts (Lines 10 through 23)               13,723,047,955  186,838,657  13,536,209,298   14,909,396,259
25.   From Separate Accounts, Segregated Accounts and Protected
      Cell Accounts                                                   52,008,443,706               52,008,443,706   50,551,150,119
26.   Total (Lines 24 and 25)                                         65,731,491,661  186,838,657  65,544,653,004   65,460,546,378
                                                                      ==============  ===========  ==============   ==============

                              DETAILS OF WRITE-INS

0901. Derivative Instruments                                             772,733,407                  772,733,407    1,791,892,868
0902.                                                                                                           0
0903.                                                                                                           0
0998. Summary of remaining write-ins for Line 9 from overflow page                 0            0               0                0
0999. Totals (Lines 0901 thru 0903 plus 0998) (Line 9 above)             772,733,407            0     772,733,407    1,791,892,868
                                                                      --------------  -----------  --------------   --------------
2301. Disbursements And Items Not Allocated                               10,498,127   14,833,886      (4,335,759)      70,323,930
2302. Other Assets Non-admitted                                            1,782,124    1,782,124               0
2303. Permitted Practice - DTA                                                        (92,872,740)     92,872,740      299,613,925
2398. Summary of remaining write-ins for Line 23 from overflow page                0            0               0                0
2399. Totals (Lines 2301 thru 2303 plus 2398) (Line 23 above)             12,280,251  (76,256,730)     88,536,981      369,937,855
                                                                      --------------  -----------  --------------   --------------


                                       Q02

                      LIABILITIES, SURPLUS AND OTHER FUNDS

                                                                              1                2
                                                                           CURRENT        DECEMBER 31
                                                                       STATEMENT DATE     PRIOR YEAR
                                                                       --------------   ---------------
1.    Aggregate reserve for life contracts $9,327,919,076 less $0
      included in Line 6.3 (including $0 Modco Reserve)                 9,327,919,076    10,792,355,216
2.    Aggregate reserve for accident and health contracts (including
      $0 Modco Reserve)                                                     5,292,332         5,394,388
3.    Liability for deposit-type contracts (including $0 Modco
      Reserve)                                                             67,568,582        70,265,707
4.    Contract claims:
      4.1  Life                                                            31,342,977        33,700,451
      4.2  Accident and health                                                165,215           136,012
5.    Policyholders' dividends $0 and coupons $0 due and unpaid
6.    Provision for policyholders' dividends and coupons payable in following calendar year - estimated amounts:
      6.1  Dividends apportioned for payment (including $0 Modco)           1,286,860         1,406,729
      6.2  Dividends not yet apportioned (including $0 Modco)                     975               855
      6.3  Coupons and similar benefits (including $0 Modco)
7.    Amount provisionally held for deferred dividend policies not included in Line 6
8.    Premiums and annuity considerations for life and accident and health contracts received in advance less $0 discount;
      including $0 accident and health premiums                               729,367         1,016,529
9.    Contract liabilities not included elsewhere:
      9.1  Surrender values on canceled contracts
      9.2  Provision for experience rating refunds, including $0
           accident and health experience rating refunds                    4,196,140         4,977,920
      9.3  Other amounts payable on reinsurance, including $0
           assumed and $16,698,797 ceded                                   16,698,797        15,998,017
      9.4  Interest Maintenance Reserve                                       750,405
10.   Commissions to agents due or accrued - life and annuity
      contracts $48,883,691, accident and health $0 and deposit-type
      contract funds $7,685,174                                            56,568,865        56,208,822
11.   Commissions and expense allowances payable on reinsurance
      assumed
12.   General expenses due or accrued                                      34,389,494        47,722,869
13.   Transfers to Separate Accounts due or accrued (net) (including
      $(1,471,286,818) accrued for expense allowances recognized in
      reserves, net of reinsured allowances)                           (1,515,611,236)   (1,642,086,342)
14.   Taxes, licenses and fees due or accrued, excluding federal
      income taxes                                                          5,857,104        9,647,525
15.1  Current federal and foreign income taxes, including $0 on
      realized capital gains (losses)                                       2,352,484
15.2  Net deferred tax liability
16.   Unearned investment income                                            3,225,933        3,304,252
17.   Amounts withheld or retained by company as agent or trustee           7,351,040        1,866,332
18.   Amounts held for agents' account, including $1,046,322 agents'
      credit balances                                                       1,046,322        1,327,925
19.   Remittances and items not allocated                                  99,119,749      145,871,785
20.   Net adjustment in assets and liabilities due to foreign
      exchange rates
21.   Liability for benefits for employees and agents if not
      included above
22.   Borrowed money $0 and interest thereon $0
23.   Dividends to stockholders declared and unpaid
24.   Miscellaneous liabilities:
      24.1 Asset valuation reserve                                          9,562,775         6,003,772
      24.2 Reinsurance in unauthorized companies                               10,330            10,330
      24.3 Funds held under reinsurance treaties with unauthorized
           reinsurers                                                   1,156,869,646     1,013,638,930
      24.4 Payable to parent, subsidiaries and affiliates                  35,710,442        39,493,081
      24.5 Drafts outstanding                                             115,912,633       135,928,955
      24.6 Liability for amounts held under uninsured plans
      24.7 Funds held under coinsurance
      24.8 Payable for securities                                          56,146,938        27,723,614
      24.9 Capital notes $0 and interest thereon $0
25.   Aggregate write-ins for liabilities                                 761,856,530     1,959,624,176
                                                                       --------------   ---------------
26.   Total liabilities excluding Separate Accounts business
      (Lines 1 to 25)                                                  10,286,319,775    12,731,537,849
                                                                       --------------   ---------------
27.   From Separate Accounts statement                                 52,008,443,706    50,551,150,119
                                                                       --------------   ---------------
28.   Total liabilities (Lines 26 and 27)                              62,294,763,481    63,282,687,968
                                                                       --------------   ---------------
29.   Common capital stock                                                  2,500,000         2,500,000
30.   Preferred capital stock
31.   Aggregate write-ins for other than special surplus funds            286,763,928       497,354,084
32.   Surplus notes
33.   Gross paid in and contributed surplus                             2,180,584,010     1,692,530,362
34.   Aggregate write-ins for special surplus funds                                 0                 0
35.   Unassigned funds (surplus)                                          780,041,585       (14,526,035)
36.   Less treasury stock, at cost:
      36.1 0.000 shares common (value included in Line 29 $0)
      36.2 0.000 shares preferred (value included in Line 30 $0)
37.   Surplus (Total Lines 31 + 32 + 33 + 34 + 35 - 36) (including
      $0 in Separate Accounts Statement)                                3,247,389,523     2,175,358,411
                                                                       --------------   ---------------
38.   Totals of Lines 29, 30 and 37                                     3,249,889,523     2,177,858,411
                                                                       --------------   ---------------
39.   Totals of Lines 28 and 38                                        65,544,653,004    65,460,546,378
                                                                       ==============   ===============

                              DETAILS OF WRITE-INS

2501. Collateral on Derivatives                                           714,428,276     1,682,427,970
2502. Securities Lending Collateral                                            21,211       215,494,633
2503. Derivative Investments                                                                 27,057,908
2598. Summary of remaining write-ins for Line 25 from overflow page        47,407,043        34,643,665
2599. Totals (Lines 2501 thru 2503 plus 2598) (Line 25 above)             761,856,530     1,959,624,176
                                                                       --------------   ---------------
3101. Gain on Inforce Reinsurance                                         193,891,188       197,740,159
3102. Permitted practice DTA                                               92,872,740       299,613,925
3103.
3198. Summary of remaining write-ins for Line 31 from overflow page                 0                 0
3199. Totals (Lines 3101 thru 3103 plus 3198) (Line 31 above)             286,763,928       497,354,084
                                                                       --------------   ---------------
3401.
3402.
3403.
3498. Summary of remaining write-ins for Line 34 from overflow page                 0                 0
3499. Totals (Lines 3401 thru 3403 plus 3498) (Line 34 above)                       0                 0
                                                                       --------------   ---------------


                                       Q03

                              SUMMARY OF OPERATIONS
                 (Excluding Unrealized Capital Gains and Losses)

                                                                                         1                2                 3
                                                                                      CURRENT           PRIOR       PRIOR YEAR ENDED
                                                                                   YEAR TO DATE     YEAR TO DATE      DECEMBER 31
                                                                                  --------------   --------------   ----------------
1.      Premiums and annuity considerations for life and accident and health
        contracts                                                                  1,692,796,588    4,178,920,740     9,352,507,146
2.      Considerations for supplementary contracts with life contingencies               174,875           10,779            78,236
3.      Net investment income                                                        240,870,057      182,317,061       376,034,010
4.      Amortization of Interest Maintenance Reserve (IMR)                               984,317         (258,984)         (484,358)
5.      Separate Accounts net gain from operations excluding unrealized gains or losses
6.      Commissions and expense allowances on reinsurance ceded                       93,389,355      103,788,512       229,723,440
7.      Reserve adjustments on reinsurance ceded                                      (5,842,230)     (10,432,727)      (18,160,804)
8.      Miscellaneous Income:
        8.1  Income from fees associated with investment management, administration and contract guarantees from Separate Accounts
                                                                                     540,946,562      739,723,163     1,363,867,995
        8.2  Charges and fees for deposit-type contracts
        8.3  Aggregate write-ins for miscellaneous income                             90,316,117      237,453,961       310,502,821
                                                                                  --------------   --------------    --------------
9.      Totals (Lines 1 to 8.3)                                                    2,653,635,641    5,431,522,505    11,614,068,486
                                                                                  --------------   --------------    --------------
10.     Death benefits                                                               158,239,646      156,084,735       332,285,784
11.     Matured endowments (excluding guaranteed annual pure endowments)                 335,188          166,652           488,258
12.     Annuity benefits                                                              38,838,138       40,432,821       316,594,968
13.     Disability benefits and benefits under accident and health contracts           3,111,600        2,788,938         5,429,577
14.     Coupons, guaranteed annual pure endowments and similar benefits                      112              112               112
15.     Surrender benefits and withdrawals for life contracts                      3,609,225,234    5,348,628,636     9,965,052,593
16.     Group conversions
17.     Interest and adjustments on contract or deposit-type contract funds            3,001,425        7,904,456        15,797,103
18.     Payments on supplementary contracts with life contingencies                    1,640,597        1,608,013         3,262,919
19.     Increase in aggregate reserves for life and accident and health
        contracts                                                                 (1,442,568,670)     328,394,268     4,809,455,973
                                                                                  --------------   --------------    --------------
20.     Totals (Lines 10 to 19)                                                    2,371,823,270    5,886,008,631    15,448,367,287
21.     Commissions on premiums, annuity considerations and deposit-type
        contract funds (direct business only)                                        253,207,959      442,770,781       821,540,041
22.     Commissions and expense allowances on reinsurance assumed                      4,590,587        7,217,063        13,310,322
23.     General insurance expenses                                                   198,289,103      232,548,378       448,657,076
24.     Insurance taxes, licenses and fees, excluding federal income taxes            18,418,568       22,192,314        43,032,521
25.     Increase in loading on deferred and uncollected premiums                      (3,857,460)        (328,471)       (5,412,378)
26.     Net transfers to or (from) Separate Accounts net of reinsurance           (1,686,529,843)  (1,002,745,886)   (1,671,680,758)
27.     Aggregate write-ins for deductions                                           (89,670,711)    (153,846,774)     (295,289,105)
                                                                                  --------------   --------------    --------------
28.     Totals (Lines 20 to 27)                                                    1,066,271,473    5,433,816,036    14,802,525,006
                                                                                  --------------   --------------    --------------
29.     Net gain from operations before dividends to policyholders and federal
        income taxes (Line 9 minus Line 28)                                        1,587,364,168       (2,293,531)   (3,188,456,520)
30.     Dividends to policyholders                                                       601,372        1,239,802         1,555,063
                                                                                  --------------   --------------    --------------
31.     Net gain from operations after dividends to policyholders and before
        federal income taxes (Line 29 minus Line 30)                               1,586,762,796       (3,533,333)   (3,190,011,583)
32.     Federal and foreign income taxes incurred (excluding tax on capital
        gains)                                                                        30,386,961      (60,194,594)     (245,744,939)
                                                                                  --------------   --------------    --------------
33.     Net gain from operations after dividends to policyholders and federal income taxes and before realized capital gains or (losses) (Line 31
        minus Line 32)                                                             1,556,375,835       56,661,261    (2,944,266,644)
34.     Net realized capital gains (losses) (excluding gains (losses)
        transferred to the IMR) less capital gains tax of $(3,675,433)
        (excluding taxes of $2,982,530 transferred to the IMR)                       128,260,115        7,666,869       961,161,644
                                                                                  --------------   --------------    --------------
35.     Net income (Line 33 plus Line 34)                                          1,684,635,950       64,328,130    (1,983,105,000)
                                                                                  ==============   ==============    ==============
        CAPITAL AND SURPLUS ACCOUNT

36.     Capital and surplus, December 31, prior year                               2,177,858,411    2,556,587,807     2,556,587,807
37.     Net income (Line 35)                                                       1,684,635,950       64,328,130    (1,983,105,000)
38.     Change in net unrealized capital gains (losses) less capital gains tax
        of $371,360,576                                                             (689,743,256)     (67,001,081)      731,680,206
39.     Change in net unrealized foreign exchange capital gain (loss)                 25,610,005       (1,101,228)      (34,794,203)
40.     Change in net deferred income tax                                           (529,331,905)       5,278,694       669,251,250
41.     Change in nonadmitted assets                                                 303,255,006      125,197,446      (182,691,362)
42.     Change in liability for reinsurance in unauthorized companies                                                       558,760
43.     Change in reserve on account of change in valuation basis, (increase)
        or decrease                                                                                                      23,935,154
44.     Change in asset valuation reserve                                             (3,559,003)      (1,091,809)       40,850,768
45.     Change in treasury stock
46.     Surplus (contributed to) withdrawn from Separate Accounts during period
47.     Other changes in surplus in Separate Accounts Statement
48.     Change in surplus notes
49.     Cumulative effect of changes in accounting principles
50.     Capital changes:
        50.1 Paid in
        50.2 Transferred from surplus (Stock Dividend)
        50.3 Transferred to surplus
51.     Surplus adjustment:
        51.1 Paid in                                                                 488,053,648        1,201,193       208,661,159
        51.2 Transferred to capital (Stock Dividend)
        51.3 Transferred from capital
        51.4 Change in surplus as a result of reinsurance
52.     Dividends to stockholders                                                                     (66,000,000)     (156,000,000)
53.     Aggregate write-ins for gains and losses in surplus                         (206,889,333)               0       302,923,872
                                                                                  --------------   --------------    --------------
54.     Net change in capital and surplus (Lines 37 through 53)                    1,072,031,112       60,811,345      (378,729,396)
                                                                                  --------------   --------------    --------------
55.     Capital and surplus as of statement date (Lines 36 + 54)                   3,249,889,523    2,617,399,152     2,177,858,411
                                                                                  ==============   ==============    ==============

                              DETAILS OF WRITE-INS

08.301. Other Investment Management Fees                                              45,830,281       73,397,917       130,208,911
08.302. Separate Account Loads                                                        40,060,613      110,434,600       107,963,200
08.303. Miscellaneous Income                                                           4,425,223       53,621,444        72,330,710
08.398. Summary of remaining write-ins for Line 8.3 from overflow page                         0                0                 0
08.399. Totals (Lines 08.301 thru 08.303 plus 08.398) (Line 8.3 above)                90,316,117      237,453,961       310,502,821
                                                                                  --------------   --------------    --------------
  2701. MODCO Reserve Adjustment on Reinsurance Assumed                            (113,847,998)       34,138,244      (339,633,625)
  2702. Miscellaneous Deductions                                                      24,959,067          200,321        43,926,598
  2703. Change in Provision for Experience-Rated Refunds                               (781,780)     (188,185,339)          417,922
  2798. Summary of remaining write-ins for Line 27 from overflow page                          0                0                 0
  2799. Totals (Lines 2701 thru 2703 plus 2798) (Line 27 above)                     (89,670,711)     (153,846,774)     (295,289,105)
                                                                                  --------------   --------------    --------------
  5301. Permitted practice DTA                                                     (206,741,185)                        299,613,925
  5302. Gain on Inforce Reinsurance                                                  (3,848,971)                          3,309,947
  5303. Valuation adjustment for securities                                            3,700,823
  5398. Summary of remaining write-ins for Line 53 from overflow page                          0                0                 0
  5399. Totals (Lines 5301 thru 5303 plus 5398) (Line 53 above)                    (206,889,333)                0       302,923,872
                                                                                  --------------   --------------    --------------


                                       Q04

                                    CASH FLOW

                                                                                   1                2
                                                                             CURRENT YEAR    PRIOR YEAR ENDED
                                                                                TO DATE         DECEMBER 31
                                                                            --------------   ----------------
                           CASH FROM OPERATIONS
1.  Premiums collected net of reinsurance                                    1,696,346,917     9,351,978,269
2.  Net investment income                                                      233,415,015       408,198,730
3.  Miscellaneous income                                                       718,809,804     1,885,933,452
                                                                            --------------    --------------

4.  Total (Lines 1 through 3)                                                2,648,571,736    11,646,110,451
5.  Benefit and loss related payments                                        3,761,267,571    10,733,727,427
6.  Net transfers to Separate Accounts, Segregated Accounts and Protected
    Cell Accounts                                                           (1,813,004,949)   (2,500,961,899)
7.  Commissions, expenses paid and aggregate write-ins for deductions        2,625,924,893    (1,468,784,326)
8.  Dividends paid to policyholders                                                721,121         2,304,771
9.  Federal and foreign income taxes paid (recovered) net of $0 tax on
    capital gains (losses)                                                    (146,768,796)      (96,262,978)
                                                                            --------------    --------------
10. Total (Lines 5 through 9)                                                4,428,139,840     6,670,022,995
11. Net cash from operations (Line 4 minus Line 10)                         (1,779,568,104)     4,976,087,456

                          CASH FROM INVESTMENTS
12. Proceeds from investments sold, matured or repaid:
    12.1 Bonds                                                               6,332,841,556       779,817,535
    12.2 Stocks                                                                                   38,675,892
    12.3 Mortgage loans                                                         70,632,876        17,014,335
    12.4 Real estate
    12.5 Other invested assets                                                   1,050,384           116,431
    12.6 Net gains or (losses) on cash, cash equivalents and short-term investments
    12.7 Miscellaneous proceeds                                              1,349,654,119       987,246,991
                                                                            --------------    --------------
    12.8 Total investment proceeds (Lines 12.1 to 12.7)                      7,754,178,935     1,822,871,183
13. Cost of investments acquired (long-term only):
    13.1 Bonds                                                               6,375,285,241     3,706,707,675
    13.2 Stocks                                                                     45,329        19,943,302
    13.3 Mortgage loans                                                         51,186,658       278,706,286
    13.4 Real estate
    13.5 Other invested assets                                                     538,550         2,096,528
    13.6 Miscellaneous applications                                                            1,527,650,914
                                                                            --------------    --------------
    13.7 Total investments acquired (Lines 13.1 to 13.6)                     6,427,055,778     5,535,104,704
                                                                            --------------    --------------
14. Net increase (decrease) in contract loans and premium notes                 (6,980,143)       11,146,529
15. Net cash from investments (Line 12.8 minus Line 13.7 and Line 14)        1,334,103,299    (3,723,380,050)

              CASH FROM FINANCING AND MISCELLANEOUS SOURCES
16. Cash provided (applied):
    16.1 Surplus notes, capital notes
    16.2 Capital and paid in surplus, less treasury stock                      488,053,648       204,846,049
    16.3 Borrowed funds
    16.4 Net deposits on deposit-type contracts and other insurance
         liabilities                                                                              (3,470,587)
    16.5 Dividends to stockholders                                                               156,000,000
    16.6 Other cash provided (applied)                                         161,070,131       462,787,191
                                                                            --------------    --------------
17. Net cash from financing and miscellaneous sources (Lines 16.1 through
    16.4 minus Line 16.5 plus Line 16.6)                                       649,123,779       508,162,653
                                                                            --------------    --------------

   RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
18. Net change in cash, cash equivalents and short-term investments (Line
    11 plus Line 15 plus Line 17)                                              203,658,975     1,760,870,059
19. Cash, cash equivalents and short-term investments:
    19.1 Beginning of year                                                   2,326,153,004       565,282,946
    19.2 End of period (Line 18 plus Line 19.1)                              2,529,811,979     2,326,153,004
                                                                            --------------    --------------

Note: Supplemental disclosures of cash flow information for non-cash transactions:

20.0001


                                       Q05

                                    EXHIBIT 1

                   DIRECT PREMIUMS AND DEPOSIT-TYPE CONTRACTS

                                                       1               2                 3
                                                  Current Year     Prior Year        Prior Year
                                                    To Date         To Date      Ended December 31
                                                 -------------   -------------   -----------------
 1.   Industrial life
 2.   Ordinary life insurance                      661,893,189     752,940,496     1,546,934,521
 3.   Ordinary individual annuities              1,257,877,466   3,690,054,093     6,312,931,770
 4.   Credit life (group and individual)
 5.   Group life insurance                             613,162         588,898           726,004
 6.   Group annuities                                                   11,300            11,300
 7.   A&H - group
 8.   A&H - credit (group and individual)
 9.   A&H - other                                      487,672         539,578         1,050,535
10.   Aggregate of all other lines of business               0               0                 0
                                                 -------------   -------------     -------------
11.   Subtotal                                   1,920,871,489   4,444,134,365     7,861,654,130
12.   Deposit-type contracts
                                                 -------------   -------------     -------------
13.   Total                                      1,920,871,489   4,444,134,365     7,861,654,130
                                                 =============   =============     =============

                              DETAILS OF WRITE-INS

1001.
1002.
1003.
1098.   Summary of remaining write-ins for
        Line 10 from overflow page                           0               0                 0
1099.   Total (Lines 1001 thru 1003 plus 1098)
        (Line 10 above)                                      0               0                 0


                                       Q06

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the state of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

     The Company has also received approval from the Connecticut Insurance Department regarding the use of a permitted practice related to the statutory accounting for deferred income taxes for the year ended December 31, 2008 through September 30, 2009. This permitted practice modifies the accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus have triggered a regulatory event.

     The effect of the use of the above described practices prescribed and permitted by the Connecticut Insurance Department is shown in the reconciliation of the Company's net income and capital and surplus to NAIC SAP below:

                                                   JUNE 30,        DECEMBER 31,
                                                     2009              2008
                                                --------------   ---------------
Net Income (Loss), State of Connecticut basis   $1,684,635,950   $(1,983,105,000)
State permitted practice:
Reserve Credit                                  $   14,696,272   $  (142,388,066)
                                                --------------   ---------------
Net income (Loss), NAIC SAP:                    $1,699,332,222   $(2,125,493,066)
                                                ==============   ===============
Statutory surplus, State of Connecticut basis   $3,249,889,523   $ 2,177,858,411
State permitted practice:
Reserve Credit                                  $ (375,874,266)  $  (390,570,538)
Deferred income taxes (as described above)      $  (92,872,740)  $  (299,613,925)
                                                --------------   ---------------
Statutory surplus, NAIC SAP:                    $2,781,142,517   $ 1,487,673,948
                                                ==============   ===============

NOTE 2 - ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS

     No significant change.

NOTE 3 - BUSINESS COMBINATIONS AND GOODWILL

     No significant change.

NOTE 4 - DISCONTINUED OPERATIONS

     No significant change.

NOTE 5 - INVESTMENTS

     No significant change.

NOTE 6 - JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

     No significant change.

NOTE 7 - INVESTMENT INCOME

     No significant change.

NOTE 8 - DERIVATIVE INSTRUMENTS

     No significant change.


                                       Q07

NOTE 9 - INCOME TAXES

     No significant change.

NOTE 10 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND OTHER RELATED PARTIES

     No significant change.

NOTE 11 - DEBT

     No significant change.

NOTE 12 - RETIREMENT PLANS, DEFERRED COMPENSATION, POSTEMPLOYMENT BENEFITS AND COMPENSATED ABSENCES AND OTHER POSTRETIREMENT BENEFIT PLANS

     No significant change.

NOTE 13 - CAPITAL AND SURPLUS, SHAREHOLDERS' DIVIDEND RESTRICTIONS AND QUASI-REORGANIZATIONS

     No significant change.

NOTE 14 - CONTINGENCIES

     No significant change.

NOTE 15 - LEASES

     No significant change.

NOTE 16 - INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

     No significant change.

NOTE 17 - SALE, TRANSFER AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

C.   The Company had no wash sales as of June 30, 2009.

NOTE 18 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED PLANS AND THE UNINSURED PORTION OF PARTIALLY INSURED PLANS

     No significant change.

NOTE 19 - DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

     No significant change.

NOTE 20 - OTHER ITEMS

     No significant change.

NOTE 21 - EVENTS SUBSEQUENT

     No significant change.

NOTE 22 - REINSURANCE

     No significant change.

NOTE 23 - RETROSPECTIVELY RATED CONTRACTS & CONTRACTS SUBJECT TO REDETERMINATION

     No significant change.


                                      Q07.1

NOTE 24 - CHANGE IN INCURRED LOSSES AND LOSS ADJUSTMENT EXPENSES

     The Company has no changes in incurred losses or loss adjustment expenses.

NOTE 25 - INTERCOMPANY POOLING ARRANGEMENTS

     No significant change.

NOTE 26 - STRUCTURED SETTLEMENTS

     No significant change.

NOTE 27 - HEALTH CARE RECEIVABLES

     No significant change.

NOTE 28 - PARTICIPATING POLICIES

     No significant change.

NOTE 29 - PREMIUM DEFICIENCY RESERVES

     No significant change.

NOTE 30 - RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS

     No significant change.

NOTE 31 - ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

     No significant change.

NOTE 32 - PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     No significant change.

NOTE 33 - SEPARATE ACCOUNTS

     No significant change.

NOTE 34 - LOSS/CLAIM ADJUSTMENT EXPENSES

     No significant change.


                                      Q07.2

                             GENERAL INTERROGATORIES
    (Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted)
                         PART 1 - COMMON INTERROGATORIES

                                     GENERAL

1.1  Did the reporting entity experience any material
     transactions requiring the filing of Disclosure of
     Material Transactions with the State of Domicile,
     as required by the Model Act?                                Yes |x| No |_|

1.2  If yes, has the report been filed with the
     domiciliary state?                                           Yes |x| No |_|

2.1  Has any change been made during the year of this
     statement in the charter, by-laws, articles of
     incorporation, or deed of settlement of the
     reporting entity?                                            Yes |_| No |x|

2.2  If yes, date of change:

3.   Have there been any substantial changes in the
     organizational chart since the prior quarter end?
     If yes, complete the Schedule Y-Part 1 -
     Organizational chart.                                        Yes |_| No |x|

4.1  Has the reporting entity been a party to a merger
     or consolidation during the period covered by this
     statement?                                                   Yes |_| No |x|

4.2 If yes, provide name of entity, NAIC Company Code, and state of domicile (use two letter state abbreviation) for any entity that has ceased to exist as a result of the merger or consolidation.

                         1               2            3
                                        NAIC       STATE OF
                   NAME OF ENTITY   COMPANY CODE   DOMICILE
                   --------------   ------------   --------

5.   If the reporting entity is subject to a management
     agreement, including third-party administrator(s),
     managing general agent(s), attorney-in-fact, or
     similar agreement, have there been any significant
     changes regarding the terms of the agreement or
     principals involved? If yes, attach an
     explanation.                                         Yes |_| No |x| N/A |_|

     __________________________________________________
     __________________________________________________

6.1  State as of what date the latest financial
     examination of the reporting entity was made or is
     being made.                                                      12/31/2007

6.2  State the as of date that the latest financial
     examination report became available from either
     the state of domicile or the reporting entity.
     This date should be the date of the examined
     balance sheet and not the date the report was
     completed or released.                                           12/31/2002

6.3  State as of what date the latest financial
     examination report became available to other
     states or the public from either the state of
     domicile or the reporting entity. This is the
     release date or completion date of the examination
     report and not the date of the examination
     (balance sheet date).                                             1/16/2004

6.4  By what department or departments?

          Connecticut State Insurance Department
     __________________________________________________
     __________________________________________________

6.5  Have all financial statement adjustments within
     the latest financial examination report been
     accounted for in a subsequent financial statement
     filed with Departments?                              Yes |_| No |_| N/A |x|

6.6  Have all of the recommendations within the latest
     financial examination report been complied with?     Yes |x| No |_| N/A |_|

7.1  Has this reporting entity had any Certificates of
     Authority, licenses or registrations (including
     corporate registration, if applicable) suspended
     or revoked by any governmental entity during the
     reporting period?                                            Yes |_| No |x|

7.2  If yes, give full information:

     __________________________________________________
     __________________________________________________

8.1  Is the company a subsidiary of a bank holding
     company regulated by the Federal Reserve Board?              Yes |_| No |x|

8.2 If response to 8.1 is yes, please identify the name of the bank holding company.

     __________________________________________________
     __________________________________________________

8.3  Is the company affiliated with one or more banks,
     thrifts or securities firms?                                 Yes |x| No |_|

8.4 If the response to 8.3 is yes, please provide below the names and location (city and state of the main office) of any affiliates regulated by a federal regulatory services agency [i.e. the Federal Reserve Board (FRB), the Office of the
     Comptroller of the Currency (OCC), the Office of Thrift Supervision (OTS), the Federal Deposit
     Insurance Corporation (FDIC) and the Securities
     Exchange Commission (SEC)] and identify the affiliate's primary federal regulator].

                1                                   2               3     4     5     6      7
          AFFILIATE NAME                  LOCATION (CITY, STATE)   FRB   OCC   OTS   FDIC   SEC
---------------------------------------   ----------------------   ---   ---   ---   ----   ---
Hartford Equity Sales Company, Inc.       Simsbury, CT                                      YES
Hartford Securities Distribution Com      Simsbury, CT                                      YES
Hartford Investment Financial Services,   Simsbury, CT                                      YES
Planco Financial Services, Inc.           Wayne, PA                                         YES
Woodbury Financial Services, Inc.         Woodbury, MN                                      YES
Federal Trust Bank                        Sanford, FL                          YES

9.1  Are the senior officers (principal executive
     officer, principal financial officer, principal
     accounting officer or controller, or persons
     performing similar functions) of the reporting
     entity subject to a code of ethics, which includes
     the following standards?                                     Yes |x| No |_|

     (a) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (b)  Full, fair, accurate, timely and
          understandable disclosure in the periodic reports required to be filed by the reporting entity;

     (c) Compliance with applicable governmental laws, rules and regulations;

     (d) The prompt internal reporting of violations to an appropriate person or persons identified in the code; and

     (e)  Accountability for adherence to the code.

9.11 If the response to 9.1 is No, please explain:

     __________________________________________________
     __________________________________________________

9.2  Has the code of ethics for senior managers been
     amended?                                                     Yes |_| No |x|


                                       Q08

9.21 If the response to 9.2 is Yes, provide information related to amendment(s).

     __________________________________________________
     __________________________________________________

9.3  Have any provisions of the code of ethics been
     waived for any of the specified officers?                    Yes |_| No |x|

9.31 If the response to 9.3 is Yes, provide the nature of any waiver(s).

     __________________________________________________
     __________________________________________________

                                    FINANCIAL

10.1 Does the reporting entity report any amounts due
     from parent, subsidiaries or affiliates on Page 2
     of this statement?                                           Yes |x| No |_|

10.2 If yes, indicate any amounts receivable from
     parent included in the Page 2 amount:                $           12,452,953

                                   INVESTMENT

11.1 Were any of the stocks, bonds, or other assets of
     the reporting entity loaned, placed under option
     agreement, or otherwise made available for use by
     another person? (Exclude securities under
     securities lending agreements.)                              Yes |x| No |_|

11.2 If yes, give full and complete information relating thereto:

     $476,471,301 representing six highly rated bonds
     pledged as collateral for derivative activities.
     __________________________________________________
     __________________________________________________

12.  Amount of real estate and mortgages held in other
     invested assets in Schedule BA:                      $                    0

13.  Amount of real estate and mortgages held in
     short-term investments:                              $                    0

14.1 Does the reporting entity have any investments in
     parent, subsidiaries and affiliates?                         Yes |x| No |_|

14.2 If yes, please complete the following:

                                                                                  1                               2
                                                                            PRIOR YEAR-END                 CURRENT QUARTER
                                                                     BOOK/ADJUSTED CARRYING VALUE   BOOK/ADJUSTED CARRYING VALUE
                                                                     ----------------------------   ----------------------------
     14.21 Bonds                                                             $        0                      $        0
     14.22 Preferred Stock                                                   $        0                      $        0
     14.23 Common Stock                                                      $6,488,643                      $6,741,084
     14.24 Short-Term Investments                                            $        0                      $        0
     14.25 Mortgage Loans on Real Estate                                     $        0                      $        0
     14.26 All Other                                                         $        0                      $        0
     14.27 Total Investment in Parent, Subsidiaries and Affiliates
                                                                             ----------                      ----------
              (Subtotal Lines 14.21 to 14.26)                                $6,488,643                      $6,741,084
     14.28 Total Investment in Parent included in Lines 14.21 to
              14.26 above                                                    $        0                      $        0

15.1 Has the reporting entity entered into any hedging
     transactions reported on Schedule DB?                        Yes |x| No |_|

15.2 If yes, has a comprehensive description of the
     hedging program been made available to the
     domiciliary state? If no, attach a description
     with this statement.                                         Yes |x| No |_|

16.  Excluding items in Schedule E-Part 3-Special
     Deposits, real estate, mortgage loans and
     investments held physically in the reporting
     entity's offices, vaults or safety deposit boxes,
     were all stocks, bonds and other securities, owned
     throughout the current year held pursuant to a
     custodial agreement with a qualified bank or trust
     company in accordance with Section 3, III.
     Conducting Examinations, F-Custodial or
     Safekeeping Agreements of the NAIC Financial
     Condition Examiners Handbook?                                Yes |x| No |_|

     16.1 For all agreements that comply with the requirements of the NAIC Financial Condition
          Examiners Handbook, complete the following:

           1                                          2
   NAME OF CUSTODIAN(S)                      CUSTODIAN ADDRESS
--------------------------   ------------------------------------------------
JP Morgan Chase Bank, N.A.   4 New York Plaza, 15th Floor, New York, NY 10004
The Bank of New York         101 Barclay St., 8 West, New York, NY 10286
The Bank of New York         32 Old Slip, 15th Floor, New York, NY 10286

     16.2 For all agreements that do not comply with the requirements of the NAIC Financial
          Condition Examiners Handbook, provide the name, location and a complete explanation.

               1           2                   3
            NAME(S)   LOCATION(S)   COMPLETE EXPLANATION(S)
            -------   -----------   -----------------------

     16.3 Have there been any changes, including name
          changes, in the custodian(s) identified in
          16.1 during the current quarter?                        Yes |_| No |x|

     16.4 If yes, give full and complete information relating thereto:

                1               2               3            4
          OLD CUSTODIAN   NEW CUSTODIAN   DATE OF CHANGE   REASON
          -------------   -------------   --------------   ------

     16.5 Identify all investment advisors,
          broker/dealers or individuals acting on
          behalf of broker/dealers that have access to the investment accounts, handle securities and have authority to make investments on behalf of the reporting entity:

                           1                    2          3
            CENTRAL REGISTRATION DEPOSITORY   NAME(S)   ADDRESS
            -------------------------------   -------   -------


                                      Q08.1

17.1 Have all the filing requirements of the Purposes
     and Procedures Manual of the NAIC Securities
     Valuation Office been followed?                              Yes |x| No |_|

17.2 If no, list exceptions:

     __________________________________________________
     __________________________________________________


                                      Q08.2

                             PART 2 - LIFE & HEALTH

1.    Report the statement value of mortgage loans at the end of this reporting period for the following categories:         1

1.1   Long-term mortgages in good standing                                                                                 AMOUNT
         1.11   Farm mortgages                                                                                         $ 66,582,242
         1.12   Residential mortgages                                                                                  $___________
         1.13   Commercial mortgages                                                                                   $520,361,010
                                                                                                                       ------------
         1.14   Total mortgages in good standing                                                                       $586,943,252

1.2   Long-term mortgages in good standing with restructured terms
         1.21   Total mortgages in good standing with restructured terms                                               $___________

1.3   Long-term mortgage loans upon which interest is overdue more than three months
         1.31   Farm mortgages                                                                                         $___________
         1.32   Residential mortgages                                                                                  $___________
         1.33   Commercial mortgages                                                                                   $___________
                                                                                                                       ------------
         1.34   Total mortgages with interest overdue more than three months                                           $          0

1.4   Long-term mortgage loans in process of foreclosure
         1.41   Farm mortgages                                                                                         $___________
         1.42   Residential mortgages                                                                                  $___________
         1.43   Commercial mortgages                                                                                   $___________
                                                                                                                       ------------
         1.44   Total mortgages in process of foreclosure                                                              $          0

1.5   Total mortgage loans (Lines 1.14 + 1.21 + 1.34 + 1.44)(Page 2, Column 3, Lines 3.1 + 3.2)                        $586,943,252

1.6   Long-term mortgages foreclosed, properties transferred to real estate in current quarter
         1.61   Farm mortgages                                                                                         $___________
         1.62   Residential mortgages                                                                                  $___________
         1.63   Commercial mortgages                                                                                   $___________
                                                                                                                       ------------
         1.64   Total mortgages foreclosed and transferred to real estate                                              $          0


                                       Q09

                         SCHEDULE S - CEDED REINSURANCE

           Showing All New Reinsurance Treaties - Current Year to Date

   1         2          3               4               5           6             7
  NAIC    FEDERAL                                                TYPE OF      IS INSURER
COMPANY      ID     EFFECTIVE                                  REINSURANCE   AUTHORIZED?
  CODE     NUMBER      DATE     NAME OF REINSURER   LOCATION      CEDED      (YES OR NO)
-------   -------   ---------   -----------------   --------   -----------   -----------


                                      NONE


                                       Q10

                SCHEDULE T - PREMIUMS AND ANNUITY CONSIDERATIONS

           Current Year to Date - Allocated by States and Territories

                                                                                             DIRECT BUSINESS ONLY
                                                                         -----------------------------------------------------------
                                                                                 4
                                          1          LIFE CONTRACTS         ACCIDENT AND
                                              --------------------------  HEALTH INSURANCE
                                                   2             3           PREMIUMS,           5              6            7
                                                  LIFE                   INCLUDING POLICY,                    TOTAL
                                       ACTIVE  INSURANCE      ANNUITY        MEMBERSHIP        OTHER         COLUMNS    DEPOSIT-TYPE
      STATES, ETC.                     STATUS   PREMIUMS  CONSIDERATIONS   AND OTHER FEES  CONSIDERATIONS  2 THROUGH 5   CONTRACTS
-------------------------------------- ------ ----------- -------------- ----------------- -------------- ------------- ------------
   1. Alabama                       AL    L     3,844,172      153,673          2,053          13,195,433    17,195,332
   2. Alaska                        AK    L     1,724,711                         281           1,041,496     2,766,488
   3. Arizona                       AZ    L    14,584,446      336,197         10,989          22,647,583    37,579,215
   4. Arkansas                      AR    L     6,090,047      335,977          1,600          14,620,627    21,048,250
   5. California                    CA    L    76,611,822    2,702,924         60,836         159,207,203   238,582,785
   6. Colorado                      CO    L    15,071,895      486,487          2,682          14,970,499    30,531,564
   7. Connecticut                   CT    L    12,856,827      256,331             89          17,689,864    30,803,112
   8. Delaware                      DE    L     5,635,955       52,781                          4,967,402    10,656,138
   9. District of Columbia          DC    L     1,793,890                          33           3,858,463     5,652,385
  10. Florida                       FL    L    45,204,869    3,790,766         22,902          83,946,584   132,965,122
  11. Georgia                       GA    L    18,575,860      733,086          5,623          34,763,457    54,078,026
  12. Hawaii                        HI    L     2,861,265       91,475            772           9,830,813    12,784,326
  13. Idaho                         ID    L     1,735,516        8,592          1,399           7,971,359     9,716,865
  14. Illinois                      IL    L    39,575,946      739,438         23,306          61,040,167   101,378,858
  15. Indiana                       IN    L    10,060,224      492,040          8,814          18,457,976    29,019,054
  16. Iowa                          IA    L     6,471,482      369,829         27,355          16,947,792    23,816,458
  17. Kansas                        KS    L    10,028,935      149,195          1,471          14,234,609    24,414,210
  18. Kentucky                      KY    L     6,177,205      114,035          8,139           9,914,923    16,214,302
  19. Louisiana                     LA    L    16,919,015      203,041          7,474          26,158,004    43,287,535
  20. Maine                         ME    L     1,004,149      385,854            405           6,592,092     7,982,500
  21. Maryland                      MD    L    13,084,598      346,481            478          35,495,716    48,927,273
  22. Massachusetts                 MA    L    11,462,114      511,948            493          26,219,105    38,193,660
  23. Michigan                      MI    L    17,283,255      982,701         18,987          31,150,797    49,435,740
  24. Minnesota                     MN    L    24,511,059      891,881         41,291          32,269,460    57,713,691
  25. Mississippi                   MS    L     4,871,007      114,993          2,800           5,562,811    10,551,611
  26. Missouri                      MO    L    20,031,670      439,711          8,072          31,884,236    52,363,688
  27. Montana                       MT    L     1,308,659      272,194          1,601           2,317,117     3,899,570
  28. Nebraska                      NE    L     5,005,497       20,406          6,439          11,480,462    16,512,804
  29. Nevada                        NV    L     6,417,537      191,410          3,497          12,077,691    18,690,134
  30. New Hampshire                 NH    L     3,023,281      125,583                          4,746,525     7,895,388
  31. New Jersey                    NJ    L    15,589,044      242,876            155          26,680,708    42,512,782
  32. New Mexico                    NM    L     3,619,205                       1,642           9,644,114    13,264,961
  33. New York                      NY    N     4,273,852       60,522            860           1,678,682     6,013,916
  34. North Carolina                NC    L    35,933,922    1,851,806         23,270          30,165,283    67,974,281
  35. North Dakota                  ND    L     3,964,329                       3,104           1,933,529     5,900,962
  36. Ohio                          OH    L    22,323,042      733,434         11,367          32,057,362    55,125,205
  37. Oklahoma                      OK    L     9,220,678      268,019          5,365          14,470,798    23,964,860
  38. Oregon                        OR    L     4,858,185      208,099          3,327          18,347,076    23,416,688
  39. Pennsylvania                  PA    L    27,311,030    1,241,068            967          52,147,492    80,700,557
  40. Rhode Island                  RI    L     3,427,263                       2,156           2,612,479     6,041,898
  41. South Carolina                SC    L     9,523,928      630,875          1,472          19,387,063    29,543,338
  42. South Dakota                  SD    L     5,706,143       30,689          4,716           3,533,892     9,275,440
  43. Tennessee                     TN    L     9,469,643    1,204,566          7,127          27,918,826    38,600,162
  44. Texas                         TX    L    53,767,283    2,383,510          9,651          85,015,293   141,175,736
  45. Utah                          UT    L     3,338,953      453,584          1,566           6,537,601    10,331,703
  46. Vermont                       VT    L     1,847,837        6,532                          3,896,913     5,751,282
  47. Virginia                      VA    L    14,880,998      615,133          2,454          41,272,472    56,771,057
  48. Washington                    WA    L    11,881,693    1,093,772          5,487          38,095,237    51,076,189
  49. West Virginia                 WV    L     3,864,838       31,773          2,414           7,653,351    11,552,375
  50. Wisconsin                     WI    L    13,331,976      732,917        134,717          41,196,949    55,396,558
  51. Wyoming                       WY    L     1,353,619                         740           2,135,243     3,489,601
  52. American Samoa                AS    N                                                                           0
  53. Guam                          GU    N         5,505                                                         5,505
  54. Puerto Rico                   PR    L        77,513                                           1,840        79,353
  55. US Virgin Islands             VI    L         3,511                                          46,000        49,511
  56. Northern Mariana Islands      MP    N                                                                           0
  57. Canada                        CN    N         3,467                                                         3,467
  58. Aggregate Other Alien         OT   XXX    2,393,571            0            344             407,022     2,800,937      0
                                       ------ ----------- ------------   ------------      -------------- ------------- ------
  59. Subtotal                         (a) 52 665,797,934   27,088,202        492,780       1,202,095,492 1,895,474,408      0
  90. Reporting entity
      contributions for employee
      benefit plans                      XXX                                                                          0
  91. Dividends or refunds applied
      to purchase paid-up additions
      and annuities                      XXX        2,264        1,496                                            3,760
  92. Dividends or refunds applied
      to shorten endowment or
      premium paying period              XXX                                                                          0
  93. Premium or annuity
      considerations waived under
      disability or other
      contract provisions                XXX      566,676                                                       566,676
  94. Aggregate other amounts not
      allocable by State                 XXX            0            0              0                   0             0      0
                                       ------ ----------- ------------   ------------      -------------- ------------- ------
  95. Totals (Direct Business)           XXX  666,366,873   27,089,698        492,780       1,202,095,492 1,896,044,843      0
  96. Plus Reinsurance Assumed           XXX   66,444,479   38,176,497                         77,608,446   182,229,422
                                       ------ ----------- ------------   ------------      -------------- ------------- ------
  97. Totals (All Business)              XXX  732,811,352   65,266,195        492,780       1,279,703,938 2,078,274,266      0
  98. Less Reinsurance Ceded             XXX  335,013,401                       1,169          42,808,204   377,822,774
                                       ------ ----------- ------------   ------------      -------------- ------------- ------
  99. Totals (All Business) less
      Reinsurance Ceded                  XXX  397,797,951   65,266,195        491,610       1,236,895,735 1,700,451,491      0

                                                        DETAILS OF WRITE-INS

5801. Other Foreign                      XXX    2,393,571                         344             407,022     2,800,937
5802.                                    XXX                                                                          0
5803.                                    XXX                                                                          0
5898. Summary of remaining
      write-ins for line 58 from
      overflow page                      XXX            0            0              0                   0             0      0
5899. Total (Lines 5801 thru 5803
      plus 5898) (Line 58 above)         XXX    2,393,571            0            344             407,022     2,800,937      0
                                       ------ ----------- ------------   ------------      -------------- ------------- ------
9401.                                    XXX                                                                          0
9402.                                    XXX                                                                          0
9403.                                    XXX                                                                          0
9498. Summary of remaining
      write-ins for line 94 from
      overflow page                      XXX            0            0              0                   0             0      0
9499. Total (Lines 9401 thru 9403
      plus 9498) (Line 94 above)         XXX            0            0              0                   0             0      0

(a)  Insert the number of L responses except for Canada and Other Alien.


                                       Q11

 SCHEDULE Y - INFORMATION CONCERNING ACTIVITIES OF INSURER MEMBERS OF A HOLDING
                                  COMPANY GROUP

                          PART 1 - ORGANIZATIONAL CHART

                                      NONE


                                       Q12

               SUPPLEMENTAL EXHIBITS AND SCHEDULES INTERROGATORIES

The following supplemental reports are required to be filed as part of your statement filing. However, in the event that your company does not transact the type of business for which the special report must be filed, your response of NO to the specific interrogatory will be accepted in lieu of filing a "NONE" report and a bar code will be printed below. If the supplement is required of your company but is not being filed for whatever reason, enter SEE EXPLANATION and provide an explanation following the interrogatory questions.

                                                                                   RESPONSE
                                                                                   --------
1. Will the Trusteed Surplus Statement be filed with the state of domicile and
   the NAIC with this statement?                                                      NO

2. Will the Medicare Part D Coverage Supplement be filed with the state of
   domicile and the NAIC with this statement?                                         NO

3. Will the Reasonableness of Assumptions Certification required by Actuarial
   Guideline XXXV be filed with the state of domicile and electronically with
   the NAIC?                                                                          NO

4. Will the Reasonableness and Consistency of Assumptions Certification required by Actuarial Guideline XXXV be filed with the state of domicile and
   electronically with the NAIC?                                                      NO

5. Will the Reasonableness of Assumptions Certification for Implied Guaranteed
   Rate Method required by Actuarial Guideline XXXVI be filed with the state of
   domicile and electronically with the NAIC?                                         NO

6. Will the Reasonableness and Consistency of Assumptions Certification required by Actuarial Guideline XXXVI (Updated Average Market Value) be filed with the
   state of domicile and electronically with the NAIC?                                NO

7. Will the Reasonableness and Consistency of Assumptions Certification required by Actuarial Guideline XXXVI (Updated Market Value) be filed with the state
   of domicile and electronically with the NAIC?                                      NO

EXPLANATIONS:
1.
2.
3.
4.
5.
6.
7.

BAR CODE:

*71153200949000002*

*71153200936500002*

*71153200944500002*

*71153200944600002*

*71153200944700002*

*71153200944800002*

*71153200944900002*


                                      Q13

                           OVERFLOW PAGE FOR WRITE-INS

ADDITIONAL WRITE-INS FOR LIABILITIES:

                                                                   1              2
                                                                CURRENT      DECEMBER 31
                                                            STATEMENT DATE    PRIOR YEAR
                                                            --------------   -----------
2504. Interest On Policy Or Contract Funds Due Or Accrued        422,175         317,613
2505. Miscellaneous Liabilities                               46,984,868      34,326,052
2597. Summary of remaining write-ins for Line 25              47,407,043      34,643,665


                                       Q14

                            SCHEDULE A - VERIFICATION

                                   Real Estate

                                                                                                                         2
                                                                                                       1         PRIOR YEAR ENDED
                                                                                                  YEAR TO DATE      DECEMBER 31
                                                                                                 -------------   ----------------
 1. Book/adjusted carrying value, December 31 of prior year                                        27,284,717       27,569,379
 2. Cost of acquired:
    2.1 Actual cost at time of acquisition
    2.2 Additional investment made after acquisition
 3. Current year change in encumbrances                                                             1,242,375          675,624
 4. Total gain (loss) on disposals
 5. Deduct amounts received on disposals
 6. Total foreign exchange change in book/adjusted carrying value
 7. Deduct current year's other than temporary impairment recognized
 8. Deduct current year's depreciation                                                                561,182          960,286
                                                                                                   ----------       ----------
 9. Book/adjusted carrying value at end of current period (Lines 1+2+3+4-5+6-7-8)                  27,965,910       27,284,717
10. Deduct total nonadmitted amounts
                                                                                                   ----------       ----------
11. Statement value at end of current period (Line 9 minus Line 10)                                27,965,910       27,284,717
                                                                                                   ----------       ----------

                            SCHEDULE B - VERIFICATION

                                 Mortgage Loans

                                                                                                                         2
                                                                                                       1         PRIOR YEAR ENDED
                                                                                                  YEAR TO DATE      DECEMBER 31
                                                                                                 -------------   ----------------
 1. Book value/recorded investment excluding accrued interest, December 31 of prior year          611,371,431      350,528,540
 2. Cost of acquired:
    2.1 Actual cost at time of acquisition                                                         50,801,497      274,862,000
    2.2 Additional investment made after acquisition                                                  385,161        3,844,286
 3. Capitalized deferred interest and other
 4. Accrual of discount                                                                                49,277           94,401
 5. Unrealized valuation increase (decrease)
 6. Total gain (loss) on disposals                                                                                    (732,521)
 7. Deduct amounts received on disposals                                                           70,632,875       17,014,335
 8. Deduct amortization of premium and mortgage interest points and commitment fees                    19,431          210,940
 9. Total foreign exchange change in book value/recorded investment excluding accrued interest
10. Deduct current year's other than temporary impairment recognized
                                                                                                  -----------      -----------
11. Book value/recorded investment excluding accrued interest at end of current period
       (Lines 1+2+3+4+5+6-7-8+9-10)                                                               591,955,060      611,371,431
                                                                                                  -----------      -----------
12. Total valuation allowance                                                                      (5,011,807)
                                                                                                  -----------      -----------
13. Subtotal (Line 11 plus Line 12)                                                               586,943,253      611,371,431
                                                                                                  -----------      -----------
14. Deduct total nonadmitted amounts
                                                                                                  -----------      -----------
15. Statement value at end of current period (Line 13 minus Line 14)                              586,943,253      611,371,431
                                                                                                  -----------      -----------

                           SCHEDULE BA - VERIFICATION

                         Other Long-Term Invested Assets

                                                                                                                         2
                                                                                                       1         PRIOR YEAR ENDED
                                                                                                  YEAR TO DATE      DECEMBER 31
                                                                                                 -------------   ----------------
 1. Book/adjusted carrying value, December 31 of prior year                                        10,488,653        9,672,081
 2. Cost of acquired:
    2.1 Actual cost at time of acquisition                                                                             331,740
    2.2 Additional investment made after acquisition                                                  538,550        1,764,788
 3. Capitalized deferred interest and other
 4. Accrual of discount
 5. Unrealized valuation increase (decrease)                                                         (972,415)      (1,159,686)
 6. Total gain (loss) on disposals
 7. Deduct amounts received on disposals                                                            1,050,385          116,431
 8. Deduct amortization of premium and depreciation                                                                      3,839
 9. Total foreign exchange change in book/adjusted carrying value
10. Deduct current year's other than temporary impairment recognized
                                                                                                    ---------       ----------
11. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5+6-7-8+9-10)              9,004,403       10,488,653
                                                                                                    ---------       ----------
12. Deduct total nonadmitted amounts
13. Statement value at end of current period (Line 11 minus Line 12)                                9,004,403       10,488,653
                                                                                                    ---------       ----------

                            SCHEDULE D - VERIFICATION

                                Bonds and Stocks

                                                                                                                         2
                                                                                                       1         PRIOR YEAR ENDED
                                                                                                  YEAR TO DATE      DECEMBER 31
                                                                                                 -------------   ----------------
 1. Book/adjusted carrying value of bonds and stocks, December 31 of prior year                  8,638,565,584    5,922,188,539
 2. Cost of bonds and stocks acquired                                                            6,375,330,570    3,726,650,976
 3. Accrual of discount                                                                              4,702,587        6,643,753
 4. Unrealized valuation increase (decrease)                                                        (4,093,164)      (5,318,621)
 5. Total gain (loss) on disposals                                                                  17,849,182      (22,480,831)
 6. Deduct consideration for bonds and stocks disposed of                                        6,332,841,556      818,493,426
 7. Deduct amortization of premium                                                                  33,943,908       53,000,251
 8. Total foreign exchange change in book/adjusted carrying value                                 (29,095,120)       (4,294,729)
 9. Deduct current year's other than temporary impairment recognized                                35,122,201      113,329,825
                                                                                                 -------------    -------------
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)              8,601,351,974    8,638,565,584
11. Deduct total nonadmitted amounts
                                                                                                 -------------    -------------
12. Statement value at end of current period (Line 10 minus Line 11)                             8,601,351,974    8,638,565,584
                                                                                                 -------------    -------------


                                      QSI01

                              SCHEDULE D - PART 1B

         Showing the Acquisitions, Dispositions and Non-Trading Activity During the Current Quarter for all Bonds and Preferred Stock by Rating Class

                                                1                   2                3                   4
                                     BOOK/ADJUSTED CARRYING   ACQUISITIONS      DISPOSITIONS   NON-TRADING ACTIVITY
                                         VALUE BEGINNING         DURING            DURING             DURING
                                       OF CURRENT QUARTER    CURRENT QUARTER  CURRENT QUARTER     CURRENT QUARTER
                                     ----------------------  ---------------  ---------------  --------------------
    BONDS
 1. Class 1 (a)                            9,445,550,483       2,981,322,107    3,533,629,553      (130,662,294)
 2. Class 2 (a)                            1,818,377,338         108,047,078       71,169,812        22,835,949
 3. Class 3 (a)                              170,279,306             140,337        4,229,864        62,770,103
 4. Class 4 (a)                               33,324,885                            8,720,973        24,420,671
 5. Class 5 (a)                               18,533,819               6,972          142,689         9,309,638
 6. Class 6 (a)                                1,766,964                                1,554          (497,991)
                                          --------------       -------------    -------------      ------------
 7. Total Bonds                           11,487,832,795       3,089,516,494    3,617,894,445       (11,823,924)
                                          ==============       =============    =============      ============
    PREFERRED STOCK
 8. Class 1                                   59,929,552
 9. Class 2                                    8,581,106
10. Class 3
11. Class 4                                    4,655,000                                             (4,655,000)
12. Class 5                                      363,298              10,910                          8,400,063
13. Class 6
                                          --------------       -------------    -------------      ------------
14. Total Preferred Stock                     73,528,956              10,910                0         3,745,063
                                          --------------       -------------    -------------      ------------
15. Total Bonds and Preferred Stock       11,561,361,751       3,089,527,404    3,617,894,445        (8,078,861)
                                          ==============       =============    =============      ============

                                                5                      6                        7                      8
                                     BOOK/ADJUSTED CARRYING  BOOK/ADJUSTED CARRYING  BOOK/ADJUSTED CARRYING  BOOK/ADJUSTED CARRYING
                                          VALUE END OF            VALUE END OF            VALUE END OF         VALUE DECEMBER 31
                                          FIRST QUARTER          SECOND QUARTER           THIRD QUARTER            PRIOR YEAR
                                     ----------------------  ----------------------  ----------------------  ----------------------
    BONDS
 1. Class 1 (a)                            9,445,548,483           8,762,576,742                                    8,749,832,390
 2. Class 2 (a)                            1,818,379,338           1,878,092,555                                    1,625,330,953
 3. Class 3 (a)                              170,279,306             228,959,882                                      134,681,924
 4. Class 4 (a)                               33,324,885              49,024,584                                           63,173
 5. Class 5 (a)                               18,533,819              27,709,739                                       27,026,883
 6. Class 6 (a)                                1,766,964               1,267,418                                        1,457,742
                                          --------------          --------------               ---                 --------------
 7. Total Bonds                           11,487,832,795          10,947,630,920                 0                 10,538,393,066
                                          ==============          ==============               ===                 ==============
    PREFERRED STOCK
 8. Class 1                                   59,929,552              59,929,552                                      149,493,229
 9. Class 2                                    8,581,106               8,581,106                                       82,334,324
10. Class 3                                                                                                            23,181,702
11. Class 4                                    4,655,000
12. Class 5                                      363,298               8,774,271                                          352,714
13. Class 6
                                          --------------          --------------               ---                 --------------
14. Total Preferred Stock                     73,528,956              77,284,929                 0                    255,361,969
                                          --------------          --------------               ---                 --------------
15. Total Bonds and Preferred Stock       11,561,361,751          11,024,915,849                 0                 10,793,755,035
                                          ==============          ==============               ===                 ==============

(a) Book/Adjusted Carrying Value column for the end of the current reporting period includes the following amount of non-rated short-term and cash equivalent bonds by NAIC designation:
     NAIC 1 $0;  NAIC 2 $0;  NAIC 3 $0;  NAIC 4 $0;  NAIC 5 $0;  NAIC 6 $0.


                                      QSI02

                              SCHEDULE DA - PART 1

                             Short-Term Investments

                         1             2             3                4                         5
                   BOOK/ADJUSTED                   ACTUAL      INTEREST COLLECTED   PAID FOR ACCRUED INTEREST
                  CARRYING VALUE   PAR VALUE        COST          YEAR TO DATE             YEAR TO DATE
                  --------------   ---------   -------------   ------------------   -------------------------
9199999. Totals   2,435,862,009       XXX      2,435,730,205        2,564,921

                           SCHEDULE DA - VERIFICATION

                             Short-Term Investments

                                                                                            1                 2
                                                                                                      PRIOR YEAR ENDED
                                                                                      YEAR TO DATE       DECEMBER 31
                                                                                      -------------   ----------------
 1. Book/adjusted carrying value, December 31 of prior year                           2,166,709,611       476,504,914
 2. Cost of short-term investments acquired                                           8,515,266,562     9,367,885,094
 3. Accrual of discount                                                                     406,530         1,335,722
 4. Unrealized valuation increase (decrease)
 5. Total gain (loss) on disposals                                                        3,446,481                (0)
 6. Deduct consideration received on disposals                                        8,247,276,620     7,681,603,848
 7. Deduct amortization of premium                                                           63,496            39,330
 8. Total foreign exchange change in book/adjusted carrying value                        (2,627,059)        2,627,059
 9. Deduct current year's other than temporary impairment recognized
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)   2,435,862,009     2,166,709,611
11. Deduct total nonadmitted amounts
12. Statement value at end of current period (Line 10 minus Line 11)                  2,435,862,009     2,166,709,611


                                      QSI03

                            SCH. DB-PART F-SECTION 1
                                      NONE

                            SCH. DB-PART F-SECTION 2
                                      NONE


                                  QSI04, QSI05

                            SCHEDULE E- VERIFICATION

                                Cash Equivalents

                                                                                           1                2
                                                                                                     PRIOR YEAR ENDED
                                                                                      YEAR TO DATE     DECEMBER 31
                                                                                      ------------   ----------------
 1. Book/adjusted carrying value, December 31 of prior year                            11,673,000       17,419,000
 2. Cost of cash equivalents acquired                                                       7,690
 3. Accrual of discount
 4. Unrealized valuation increase (decrease)
 5. Total gain (loss) on disposals
 6. Deduct consideration received on disposals                                         11,673,000        5,746,000
 7. Deduct amortization of premium
 8. Total foreign exchange change in book/ adjusted carrying value
 9. Deduct current year's other than temporary impairment recognized
                                                                                       ----------        ---------
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)         7,690       11,673,000
11. Deduct total nonadmitted amounts
                                                                                       ----------        ---------
12. Statement value at end of current period (Line 10 minus Line 11)                        7,690       11,673,000


                                     QSI06

                               SCHEDULE A - PART 2

 Showing all Real Estate ACQUIRED and Additions Made During the Current Quarter

     1       Location      4       5         6           7                 8                 9
            ----------
              2    3                                                                     Additional
                                        Actual Cost              Book/Adjusted Carrying  Investment
Description              Date   Name of  at Time of   Amount of        Value Less        Made After
of Property City State Acquired  Vendor Acquisition Encumbrances      Encumbrances      Acquisition
----------- ---- ----- -------- ------- ----------- ------------ ---------------------- -----------


                                      NONE

                               SCHEDULE A - PART 3

 Showing all Real Estate DISPOSED During the Quarter, Including Payments During
                    the Final Year on "Sales Under Contract "


     1       Location      4        5        6         7            8
            ----------                           Expended for
             2     3                              Additions,
                                                   Permanent   Book/Adjusted
                                                 Improvements Carrying Value
                                                  and Changes      Less
Description            Disposal  Name of  Actual      in       Encumbrances
of Property City State   Date   Purchaser  Cost  Encumbrances   Prior Year
----------- ---- ----- -------- --------- ------ ------------ --------------

              Change in Book/Adjusted Carrying Value Less Encumbrances
     1      ------------------------------------------------------------
                  9          10          11            12          13
                           Current
                           Year's                                Total
                         Other Than    Current       Total      Foreign
               Current    Temporary    Year's      Change in    Exchange
Description    Year's    Impairment   Change in     B./A.C.V.  Change in
of Property Depreciation Recognized Encumbrances (11 - 9 - 10) B./A.C.V.
----------- ------------ ---------- ------------ ------------- ---------


     1           14            15         16         17            18          19         20

                                                                          Gross Income
            Book/Adjusted                                                    Earned     Taxes,
              Carrying                  Foreign                               Less     Repairs,
              Value Less    Amounts     Exchange    Realized     Total      Interest     and
Description  Encumbrances   Received  Gain (Loss) Gain (Loss) Gain (Loss)  Incurred on Expenses
of Property  on Disposal  During Year on Disposal on Disposal on Disposal Encumbrances Incurred
----------- ------------- ----------- ----------- ----------- ----------- ------------ --------


                                      NONE


                                      QE01

                               SCHEDULE B - PART 2

         Showing all Mortgage Loans ACQUIRED During the Current Quarter

                                                                               7             8
                               LOCATION                                     ACTUAL       ADDITIONAL       9
                            --------------    4        5          6          COST        INVESTMENT    VALUE OF
             1                 2       3    LOAN     DATE      RATE OF      AT TIME      MADE AFTER    LAND AND
        LOAN NUMBER           CITY   STATE  TYPE   ACQUIRED   INTEREST  OF ACQUISITION  ACQUISITION   BUILDINGS
--------------------------  -------  -----  ----  ----------  --------  --------------  -----------  -----------
MORTGAGES IN GOOD STANDING
FARM MORTGAGES
BHM02YVH0                   FRESNO     CA         04/01/2009    2.680                      75,000        115,385
0199999. Total - Mortgages
in Good Standing - Farm
Mortgages                                              XXX       XXX               0       75,000        115,385
COMMERCIAL MORTGAGES - ALL OTHER
BHM02KAY6                   VARIOUS    MU         05/19/2009    7.500     50,801,497                 100,938,666
BHM033XZ5                   OXNARD     CA         05/21/2009    5.890                     240,257        360,385
0599999. Total - Mortgages
in Good Standing -
Commercial Mortgages - All
Other                                                 XXX        XXX      50,801,497      240,257    101,299,051
0899999. Total - Mortgages
in Good Standing                                      XXX        XXX      50,801,497      315,257    101,414,435
3399999. Total Mortgages                              XXX        XXX      50,801,497      315,257    101,414,435

                               SCHEDULE B - PART 3

  Showing all Mortgage Loans DISPOSED, Transferred or Repaid During the Current
                                     Quarter



                                                                                          7
                                                                                     BOOK VALUE/
                                   LOCATION                                            RECORDED
                            ---------------------    4        5           6           INVESTMENT
             1                     2          3    LOAN     DATE      DISPOSAL    EXCLUDING ACCRUED
       LOAN NUMBER               CITY       STATE  TYPE   ACQUIRED      DATE     INTEREST PRIOR YEAR
--------------------------  --------------  -----  ----  ----------  ----------  -------------------
MORTGAGES WITH PARTIAL
REPAYMENTS
B0A0AAVL4                   VARIOUS           US         04/01/2001  06/01/2009        5,826,605
BHM01G8F0                   CARY              NC         12/22/2005  06/01/2009           24,904
BHM01LDV8                   BALTIMORE         MD         04/28/2006  06/01/2009           79,293
BHM01WKR5                   PITTSBURGH        PA         09/22/2006  05/01/2009          500,000
BHM01Y6L0                   CUMMING           GA         10/05/2006  06/01/2009           10,751
BHM03L0T5                   STANISLAUS        CA         07/25/2008  06/01/2009           32,115
BHM03S0C7                   DALLAS            TX         07/25/2008  06/01/2009           30,697
BHM03TLB4                   VARIOUS           MU         07/01/2008  06/01/2009          144,770
BHM03Z7Q3                   ROCKVILLE         MD         10/29/2008  06/01/2009           17,104
BHM04QLL7                   CHAVES            NM         10/17/2008  06/01/2009           51,449
BHM04X7M6                   SILICON VALLEY    CA         10/01/2008  06/01/2009           97,983
                                                                                      ----------
0299999. Total - Mortgages
With Partial Repayments                                                                6,815,671
                                                                                      ----------
MORTGAGES DISPOSED
BHM01QD13                   PHOENIX           AZ         04/21/2006  05/22/2009          400,676
BHM0B88D2                   VARIOUS           US         08/10/2007  05/19/2009       60,000,000
                                                                                      ----------
0399999. Total - Mortgages
Disposed                                                                              60,400,676
                                                                                      ----------
0599999. Total Mortgages                                                              67,216,346
                                                                                      ----------

                                                 CHANGE IN BOOK VALUE/RECORDED INVESTMENT
                            ---------------------------------------------------------------------------------
                                                               10                                      13
                                 8             9         CURRENT YEAR'S       11           12         TOTAL
                            UNREALIZED      CURRENT        OTHER THAN    CAPITALIZED     TOTAL       FOREIGN
                             VALUATION       YEAR'S         TEMPORARY      DEFERRED    CHANGE IN    EXCHANGE
             1               INCREASE   (AMORTIZATION)/    IMPAIRMENT      INTEREST    BOOK VALUE   CHANGE IN
       LOAN NUMBER          (DECREASE)      ACCRETION      RECOGNIZED     AND OTHER   (8+9-10+11)  BOOK VALUE
--------------------------  ----------  ---------------  --------------  -----------  -----------  ----------
MORTGAGES WITH PARTIAL
REPAYMENTS
B0A0AAVL4                                    (7,143)                                     (7,143)
BHM01G8F0                                                                                     0
BHM01LDV8                                                                                     0
BHM01WKR5                                                                                     0
BHM01Y6L0                                                                                     0
BHM03L0T5                                                                                     0
BHM03S0C7                                                                                     0
BHM03TLB4                                                                                     0
BHM03Z7Q3                                                                                     0
BHM04QLL7                                                                                     0
BHM04X7M6                                                                                     0
                               ---           ------           ---           ---          ------       ---
0299999. Total - Mortgages
With Partial Repayments          0           (7,143)            0             0          (7,143)        0
                               ---           ------           ---           ---          ------       ---
MORTGAGES DISPOSED
BHM01QD13                                      (107)                                       (107)
BHM0B88D2                                                                                     0
                               ---           ------           ---           ---          ------       ---
0399999. Total - Mortgages
Disposed                         0             (107)            0             0            (107)        0
                               ---           ------           ---           ---          ------       ---
0599999. Total Mortgages         0           (7,249)            0             0          (7,249)        0
                               ---           ------           ---           ---          ------       ---


                                   14
                               BOOK VALUE/
                                RECORDED                          16
                               INVESTMENT                      FOREIGN         17           18
                               EXCLUDING                       EXCHANGE     REALIZED      TOTAL
             1              ACCRUED INTEREST        15       GAIN (LOSS)  GAIN (LOSS)  GAIN (LOSS)
       LOAN NUMBER             ON DISPOSAL    CONSIDERATION  ON DISPOSAL  ON DISPOSAL  ON DISPOSAL
--------------------------  ----------------  -------------  -----------  -----------  -----------
MORTGAGES WITH PARTIAL
REPAYMENTS
B0A0AAVL4                       5,819,462        5,819,462                                  0
BHM01G8F0                          24,904           24,904                                  0
BHM01LDV8                          79,293           79,293                                  0
BHM01WKR5                         500,000          500,000                                  0
BHM01Y6L0                          10,751           10,751                                  0
BHM03L0T5                          32,115           32,115                                  0
BHM03S0C7                          30,697           30,697                                  0
BHM03TLB4                         144,770          144,770                                  0
BHM03Z7Q3                          17,104           17,104                                  0
BHM04QLL7                          51,449           51,449                                  0
BHM04X7M6                          97,983           97,983                                  0
                               ----------       ----------      ---          ---          ---
0299999. Total - Mortgages
With Partial Repayments         6,808,528        6,808,528        0            0            0
                               ----------       ----------      ---          ---          ---
MORTGAGES DISPOSED
BHM01QD13                         400,569          400,569                                  0
BHM0B88D2                      60,000,000       60,000,000                                  0
                               ----------       ----------      ---          ---          ---
0399999. Total - Mortgages
Disposed                       60,400,569       60,400,569        0            0            0
                               ----------       ----------      ---          ---          ---
0599999. Total Mortgages       67,209,097       67,209,097        0            0            0
                               ----------       ----------      ---          ---          ---


                                      QE02

                              SCHEDULE BA - PART 2

   Showing Other Long-Term Invested Assets ACQUIRED During the Current Quarter


                                                                    LOCATION                5            6         7
             1                              2                  ------------------        NAME OF        NAIC      DATE
           CUSIP                         NAME OR                     3        4         VENDOR OR      DESIG-  ORIGINALLY
      IDENTIFICATION                   DESCRIPTION                 CITY     STATE    GENERAL PARTNER   NATION   ACQUIRED
--------------------------  ---------------------------------  -----------  -----  ------------------  ------  ----------
JOINT VENTURE OR
PARTNERSHIP INTERESTS THAT
HAVE UNDERLYING
CHARACTERISTICS OF COMMON
STOCKS - UNAFFILIATED
BHM03B 4L 0                 GRP III LP                         LOS ANGELES    CA   DIRECT WITH ISSUER          05/12/2009
BHM035 DC 3                 KRG CAPITAL FUND IV LP             DENVER         CO   DIRECT WITH ISSUER          06/03/2009
BHM033 G9 2                 STEELRIVER INFRASTRUCTURE FUND NA  SYDNEY         US   DIRECT WITH ISSUER          04/01/2009
1599999. Total - Joint
Venture or Partnership
Interests That Have
Underlying Characteristics
of Common  Stocks -
Unaffiliated
3999999. Subtotal -
Unaffiliated
4199999. Totals

                                           9            10                        12
                                8       ACTUAL      ADDITIONAL                COMMITMENT      13
             1                TYPE      COST AT     INVESTMENT       11          FOR      PERCENTAGE
           CUSIP               AND      TIME OF     MADE AFTER    AMOUNT OF   ADDITIONAL      OF
      IDENTIFICATION        STRATEGY  ACQUISITION  ACQUISITION  ENCUMBRANCES  INVESTMENT   OWNERSHIP
--------------------------  --------  -----------  -----------  ------------  ----------  ----------
JOINT VENTURE OR
PARTNERSHIP INTERESTS THAT
HAVE UNDERLYING
CHARACTERISTICS OF COMMON
STOCKS - UNAFFILIATED
BHM03B 4L 0                                           59,600                                  2.0
BHM035 DC 3                                           28,820                                  0.1
BHM033 G9 2                                           12,000                                  0.1
1599999. Total - Joint
Venture or Partnership
Interests That Have
Underlying Characteristics
of Common  Stocks -
Unaffiliated                               0         100,420          0            0          XXX
3999999. Subtotal -
Unaffiliated                               0         100,420          0            0          XXX
4199999. Totals                            0         100,420          0            0          XXX

                              SCHEDULE BA - PART 3

 Showing Other Long-Term Invested Assets DISPOSED, Transferred or Repaid During
                               the Current Quarter





                                                             LOCATION                                  6
             1                           2               -----------------            5              DATE         7
           CUSIP                      NAME OR                 3        4    NAME OF PURCHASER OR  ORIGINALLY   DISPOSAL
      IDENTIFICATION                DESCRIPTION             CITY     STATE   NATURE OF DISPOSAL    ACQUIRED      DATE
--------------------------  ---------------------------  ----------  -----  --------------------  ----------  ----------
JOINT VENTURE OR
PARTNERSHIP INTERESTS THAT
HAVE UNDERLYING
CHARACTERISTICS OF OTHER -
UNAFFILIATED
BHM02K  5A 4                GSO SPECIAL SITUATIONS FUND  NEW JERSEY  NY.    DIRECT WITH ISSUER    06/01/2007  06/17/2009
1999999. Total - Joint
Venture or Partnership
Interests That Have
Underlying Characteristics
of Other - Unaffiliated
3999999. Subtotal -
Unaffiliated
4199999. Totals

                                                                 CHANGES IN BOOK/ADJUSTED CARRYING VALUE
                                            ---------------------------------------------------------------------------------
                                  8                            10              11                                       14
                             BOOK/ADJUSTED       9       CURRENT YEAR'S  CURRENT YEAR'S      12             13        TOTAL
                            CARRYING VALUE  UNREALIZED   (DEPRECIATION)    OTHER THAN    CAPITALIZED      TOTAL      FOREIGN
             1                   LESS        VALUATION       OR             TEMPORARY     DEFERRED      CHANGE IN    EXCHANGE
           CUSIP             ENCUMBRANCES,   INCREASE   (AMORTIZATION)/    IMPAIRMENT     INTEREST      B./A.C.V    CHANGE IN
      IDENTIFICATION          PRIOR YEAR    (DECREASE)     ACCRETION       RECOGNIZED     AND OTHER   (9+10-11+12)  B./A.C.V.
--------------------------  --------------  ----------  ---------------  --------------  -----------  ------------  ---------
JOINT VENTURE OR
PARTNERSHIP INTERESTS THAT
HAVE UNDERLYING
CHARACTERISTICS OF OTHER -
UNAFFILIATED
BHM02K  5A 4                    851,936       198,447                                                    198,447
1999999. Total - Joint
Venture or Partnership
Interests That Have
Underlying Characteristics
of Other - Unaffiliated         851,936       198,447           0               0             0          198,447        0
3999999. Subtotal -
Unaffiliated                    851,936       198,447           0               0             0          198,447        0
4199999. Totals                 851,936       198,447           0               0             0          198,447        0



                                   15
                             BOOK/ADJUSTED                      17
                             CARRYING VALUE                   FOREIGN         18           19
             1                   LESS                        EXCHANGE     REALIZED      TOTAL         20
           CUSIP             ENCUMBRANCES         16       GAIN (LOSS)  GAIN (LOSS)  GAIN (LOSS)  INVESTMENT
      IDENTIFICATION          ON DISPOSAL   CONSIDERATION  ON DISPOSAL  ON DISPOSAL  ON DISPOSAL    INCOME
--------------------------  --------------  -------------  -----------  -----------  -----------  ----------
JOINT VENTURE OR
PARTNERSHIP INTERESTS THAT
HAVE UNDERLYING
CHARACTERISTICS OF OTHER -
UNAFFILIATED
BHM02K  5A 4                   1,050,384      1,050,384                                   0         238,427
1999999. Total - Joint
Venture or Partnership
Interests That Have
Underlying Characteristics
of Other - Unaffiliated        1,050,384      1,050,384         0            0            0         238,427
3999999. Subtotal -
Unaffiliated                   1,050,384      1,050,384         0            0            0         238,427
4199999. Totals                1,050,384      1,050,384         0            0            0         238,427


                                      QE03

                               SCHEDULE D - PART 3

     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

       1                                    2                                  3          4



     CUSIP                                                                              DATE
IDENTIFICATION                         DESCRIPTION                          FOREIGN   ACQUIRED
--------------  ----------------------------------------------------------  -------  ----------
BONDS - U.S. GOVERNMENT
36202E 3E 7     GNMA2 30YR 03/01/2039                                                04/16/2009
912810 QA 9     TREASURY BOND 02/15/2039                                             05/04/2009
912810 QB 7     TREASURY BOND 05/15/2039                                             06/29/2009
912828 KD 1     TREASURY NOTE 02/15/2019                                             04/03/2009
912828 KH 2     TREASURY NOTE 03/31/2011                                             04/27/2009
912828 KJ 8     TREASURY NOTE 03/31/2014                                             04/06/2009
912828 KL 3     TREASURY NOTE 04/30/2011                                             04/28/2009
912828 KQ 2     TREASURY NOTE 05/15/2019                                             06/18/2009
912828 KV 1     TREASURY NOTE 05/31/2014                                             06/04/2009
912828 KW 9     TREASURY NOTE 05/31/2016                                             06/16/2009
0399999.        Total - Bonds - U.S. Government
BONDS - ALL OTHER GOVERNMENT
D20658 UK 0     DEUTSCHLAND (BUNDESREPUBLIC) 01/04/2013                     D        05/29/2009
D20658 WY 8     DEUTSCHLAND REP 01/04/2014                                  D        06/08/2009
465410 BA 5     ITALY (REPUBLIC OF) 06/15/2012                              F        05/07/2009
683234 8A 9     ONTARIO CANADA (PROVINCE OF) 06/16/2014                     A        06/09/2009
748148 QX 4     QUEBEC (PROVINCE OF) 01/22/2011                             A        05/07/2009
1099999.        Total - Bonds - All Other Government
BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
312932 EC 6     FGOLD 30YR 04/01/2039                                                04/08/2009
31282Y DS 5     FHSTR_232 IS 08/01/2034                                              06/12/2009
31371K 7E 5     FNMA 30YR 07/01/2033                                                 06/02/2009
31371L CD 9     FNMA 30YR 09/01/2033                                                 05/01/2009
31391W 5H 0     FNMA 30YR 04/01/2033                                                 05/01/2009
31400J PF 0     FNMA 30YR 05/01/2033                                                 05/07/2009
31400J SJ 9     FNMA 30YR 02/01/2033                                                 05/07/2009
31401J EZ 7     FNMA 30YR 07/01/2033                                                 05/28/2009
31402C PL 0     FNMA 30YR 11/01/2033                                                 05/01/2009
31402C U6 7     FNMA 30YR 03/01/2034                                                 05/01/2009
31402E AQ 1     FNMA 30YR 07/01/2033                                                 05/07/2009
31402K CE 2     FNMA 30YR 08/01/2033                                                 05/07/2009
31402R AB 5     FNMA 30YR 04/01/2035                                                 06/18/2009
31415P 3T 3     FNMA 30YR 04/01/2037                                                 06/09/2009
31416B VH 8     FNMA 30YR 12/01/2034                                                 05/07/2009
31416C HV 1     FNMA 30YR 06/01/2039                                                 06/09/2009
31416R HL 0     FNMA 30YR 06/01/2039                                                 05/08/2009
BHM0BK MV 9     FNMA 30YR TBA(REG A) 07/13/2039                                      06/12/2009
3136FC 5N 2     FNSTR_377-2 IS 10/01/2036                                            06/12/2009
83162C SL 8     SBAP_09-20D 04/01/2029                                               04/07/2009
83162C SP 9     SBAP_09-20F 06/01/2029                                               06/09/2009
915217 RY 1     UNIVERSITY VA 09/01/2039                                             04/15/2009
3199999.        Total - Bonds - U.S. Special Revenue & Special Assessments
BONDS - INDUSTRIAL AND MISCELLANEOUS
00868P AA 3     AHOLD LEASE USA 01/02/2025                                  F        05/27/2009
013817 AD 3     ALCOA INC 06/01/2011                                                 05/07/2009
032511 AY 3     ANADARKO PETROLEUM CORP 09/15/2036                                   06/11/2009
032511 BG 1     ANADARKO PETROLEUM CORPORATIO 06/15/2039                             06/09/2009
00184A AC 9     AOL TIME WARNER INC 04/15/2031                                       06/11/2009
05947U C8 9     BACM_05-1 11/01/2042                                                 06/01/2009
05523U AG 5     BAE SYSTEMS HOLDINGS INC 06/01/2014                                  06/01/2009
060505 AG 9     BANK OF AMERICA 01/15/2011                                           05/07/2009
06423A AQ 6     BANK ONE CORP 11/15/2011                                             05/07/2009
075887 AV 1     BECTON DICKINSON AND COMPANY 05/15/2039                              05/11/2009

       1                        5                     6           7            8           9            10
                                                                                        PAID FOR
                                                                                        ACCRUED        NAIC
                                                    NUMBER                              INTEREST   DESIGNATION
     CUSIP                                        SHARES OF                               AND       OR MARKET
IDENTIFICATION        NAME OF VENDOR               OF STOCK  ACTUAL COST   PAR VALUE   DIVIDENDS  INDICATOR (a)
--------------  --------------------------------  ---------  -----------  -----------  ---------  -------------
BONDS - U.S. GOVERNMENT
36202E 3E 7     BANC OF AMERICA SECURITIES LLC                27,803,516   27,250,001     64,719        1
912810 QA 9     Various                                       25,381,831   27,900,000    203,193        1
912810 QB 7     Various                                       96,242,452  100,652,000    361,396        1
912828 KD 1     JP MORGAN SECURITIES INC                       4,928,215    4,967,000     18,866        1
912828 KH 2     CITIGROUP (Salomon/Smith Barney)               2,049,847    2,050,000      1,470        1
912828 KJ 8     BARCLAYS CAPITAL INC                          99,375,000  100,000,000     33,470        1
912828 KL 3     JP MORGAN SECURITIES INC                       2,586,569    2,590,000                   1
912828 KQ 2     Various                                       11,514,981   12,086,000     39,238        1
912828 KV 1     CITIGROUP (Salomon/Smith Barney)               6,509,706    6,590,000      2,026        1
912828 KW 9     BARCLAYS CAPITAL INC                           3,842,525    3,860,000      5,827        1
                                                             -----------  -----------  ---------
0399999.                                                     280,234,642  287,945,001    730,204        XXX
                                                             -----------  -----------  ---------
BONDS - ALL OTHER GOVERNMENT
D20658 UK 0     MORGAN STANLEY                                25,435,350   23,611,560    428,030        1FE
D20658 WY 8     BNP PARIBAS SECURITIES CORP                    6,983,679    6,582,788    121,105        1FE
465410 BA 5     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
683234 8A 9     RBC DOMINION CAPITAL MARKETS                   6,195,846    6,200,000                   1FE
748148 QX 4     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
                                                             -----------  -----------  ---------
1099999.                                                      38,895,550   36,672,348    549,136        XXX
                                                             -----------  -----------  ---------
BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
312932 EC 6     BNP PARIBAS SECURITIES CORP                   28,065,625   28,000,000     37,333        1
31282Y DS 5     GOLDMAN SACHS & CO                             1,240,567                  20,929        1
31371K 7E 5     MESIROW FINANCIAL INC                         37,869,930   37,098,967     51,526        1
31371L CD 9     CREDIT SUISSE FIRST BOSTON                       830,852      806,897      1,233        1
31391W 5H 0     CREDIT SUISSE FIRST BOSTON                     1,682,861    1,634,341      2,497        1
31400J PF 0     CREDIT SUISSE FIRST BOSTON                     3,013,915    2,925,688      4,470        1
31400J SJ 9     CREDIT SUISSE FIRST BOSTON                     3,976,391    3,859,989      5,897        1
31401J EZ 7     MESIROW FINANCIAL INC                          6,910,592    6,809,513      9,458        1
31402C PL 0     CREDIT SUISSE FIRST BOSTON                     7,547,913    7,330,295     11,199        1
31402C U6 7     CREDIT SUISSE FIRST BOSTON                     1,145,669    1,112,638      1,700        1
31402E AQ 1     CREDIT SUISSE FIRST BOSTON                    12,124,810   11,769,875     17,982        1
31402K CE 2     CREDIT SUISSE FIRST BOSTON                     2,597,554    2,521,515      3,852        1
31402R AB 5     RBS GREENWICH CAPITAL MARKETS                 26,947,641   26,672,580     44,454        1
31415P 3T 3     RBS GREENWICH CAPITAL MARKETS                 29,678,695   28,946,000     44,223        1
31416B VH 8     CREDIT SUISSE FIRST BOSTON                    17,159,764   16,657,438     25,449        1
31416C HV 1     BANC OF AMERICA SECURITIES LLC                12,584,259   12,324,293     17,117        1
31416R HL 0     BANC OF AMERICA SECURITIES LLC                33,949,170   33,850,000     41,372        1
BHM0BK MV 9     CREDIT SUISSE FIRST BOSTON                    11,167,426   11,362,723    221,809        1
3136FC 5N 2     GOLDMAN SACHS & CO                             1,255,748                  20,880        1
83162C SL 8     Various                                       12,100,000   12,100,000                   1FE
83162C SP 9     Various                                        7,038,000    7,038,000                   1FE
915217 RY 1     JP MORGAN SECURITIES INC                       5,697,487    5,714,000                   1FE
                                                             -----------  -----------  ---------
3199999.                                                     264,584,869  258,534,750    583,380        XXX
                                                             -----------  -----------  ---------
BONDS - INDUSTRIAL AND MISCELLANEOUS
00868P AA 3     MORGAN STANLEY                                 9,870,654   11,106,221    396,239        2FE
013817 AD 3     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
032511 AY 3     UBS SECURITIES INC                             1,770,360    2,000,000     32,608        2FE
032511 BG 1     MORGAN STANLEY                                 9,965,900   10,000,000                   2FE
00184A AC 9     UBS SECURITIES INC                             4,454,013    4,675,000     60,402        2FE
05947U C8 9     SCHEDULED ACQUISITION                                  0            0                   1FE
05523U AG 5     BARCLAYS CAPITAL INC                           2,494,975    2,500,000                   2FE
060505 AG 9     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
06423A AQ 6     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
075887 AV 1     GOLDMAN SACHS & CO                            10,294,336   10,400,000                   1FE


                                      QE04

       1                                    2                                  3          4



     CUSIP                                                                              DATE
IDENTIFICATION                         DESCRIPTION                          FOREIGN   ACQUIRED
--------------  ----------------------------------------------------------  -------  ----------
111021 AD 3     BRITISH TELECOMMUNICATIONS PU 12/15/2010                    F        05/07/2009
07383F BX 5     BSCMS_99-CLF1 05/15/2030                                             06/15/2009
172967 BJ 9     CITIGROUP INC 02/21/2012                                             05/07/2009
20047B AB 4     COMM_04-LB2A IS 03/01/2039                                           04/01/2009
22303Q AH 3     COVIDIEN INTERNATIONAL FINANC 10/15/2037                    R        04/22/2009
22541L AC 7     CREDIT SUISSE FIRST BOSTON (U 01/15/2012                             05/07/2009
22541Q EP 3     CSFB_03-C3 IS 05/01/2038                                             04/01/2009
126659 AA 9     CVS PASS-THROUGH TRUST 07/10/2031                                    06/10/2009
233835 AT 4     DAIMLERCHRYSLER NORTH AMERICA 01/15/2012                             05/07/2009
24702R AH 4     DELL INC 06/15/2012                                                  06/10/2009
25179S AC 4     DEVON FINANCING CORP ULC 09/30/2011                                  05/07/2009
268789 AB 0     E.ON INTERNATIONAL FINANCE B. 04/30/2038                    F        06/23/2009
N2962# AF 0     ENECO HOLDING NV 05/05/2016                                 F        04/09/2009
29268B AC 5     ENEL FIN INTL 09/15/2037                                    F        06/12/2009
26875P AD 3     EOG RESOURCES INC. 06/01/2019                                        06/12/2009
268766 BU 5     EOP OPERATING LP 07/15/2011                                          05/07/2009
302182 AC 4     EXPRESS SCRIPTS INC. 06/15/2012                                      06/04/2009
302182 AD 2     EXPRESS SCRIPTS INC. 06/15/2014                                      06/04/2009
35177P AK 3     FRANCE TELECOM 03/01/2011                                   F        05/07/2009
368710 AC 3     GENENTECH INC 07/15/2035                                             06/11/2009
36962G YY 4     GENERAL ELECTRIC CAPITAL CORP 06/15/2012                             05/07/2009
37362@ AA 0     GEORGIA TRANSMISSION CORP 06/30/2030                                 06/16/2009
38141G BU 7     GOLDMAN SACHS GROUP INC 01/15/2012                                   05/07/2009
441812 JY 1     HSBC FINANCE CORP 05/15/2012                                         05/07/2009
460146 BN 2     INTERNATIONAL PAPER COMPANY 09/01/2011                               05/07/2009
487836 BB 3     KELLOGG COMPANY 05/30/2016                                           05/19/2009
780641 AH 9     KONINKLIJKE KPN NV 10/01/2030                               F        06/11/2009
50075N AT 1     KRAFT FOODS INC 02/01/2038                                           06/11/2009
50075N AH 7     KRAFT FOODS INC. 06/01/2012                                          05/07/2009
500769 DJ 0     KREDITANSTALT FUER WIEDERAUFB 06/17/2019                    F        06/09/2009
589331 AN 7     MERCK AND CO. INC. 06/30/2019                                        06/22/2009
637432 CU 7     NATIONAL RURAL UTIL COOP FIN 03/01/2012                              05/07/2009
654902 AC 9     NOKIA CORP 05/15/2039                                       F        06/03/2009
674599 BX 2     OCCIDENTAL PETROLEUM CORPORAT 06/01/2016                             05/12/2009
BHM0F9 VH 1     ORACLE CORPORATION 07/08/2019                                        06/30/2009
693304 AN 7     PECO ENERGY CO 10/01/2014                                            05/20/2009
709068 C* 9     PENNSYLVANIA POWER CO 06/30/2022                                     06/23/2009
71644E AJ 1     PETRO-CANADA 05/15/2038                                     A        06/09/2009
717081 DB 6     PFIZER INC. 03/15/2019                                               06/19/2009
69351U AM 5     PPL ELECTRIC UTILITIES CORPOR 05/15/2039                             05/19/2009
767201 AD 8     RIO TINTO FINANCE (USA) LIMIT 07/15/2028                    F        05/29/2009
771196 AS 1     ROCHE HOLDINGS INC 03/01/2019                               F        06/18/2009
78632# AA 6     SADLERS BAR-B-QUE SALES 10/23/2014                                   04/23/2009
797440 BK 9     SAN DIEGO GAS AND ELECTRIC CO 06/01/2039                             05/11/2009
816851 AN 9     SEMPRA ENERGY 06/01/2016                                             05/12/2009
85771S AA 4     STATOILHYDRO ASA 04/15/2019                                 F        06/16/2009
87425E AK 9     TALISMAN ENERGY 02/01/2038                                  A        06/02/2009
872456 AA 6     TELECOM ITALIA CAPITAL SA 06/18/2019                        F        06/15/2009
88031V AA 7     TENASKA GATEWAY PARTNERS LTD 12/30/2023                              04/01/2009
881575 AC 8     TESCO PLC 11/15/2037                                        F        06/11/2009
00184A AF 2     TIME WARNER INC 05/01/2012                                           05/07/2009
89352H AB 5     TRANSCANADA PIPELINES LIMITED 03/15/2036                    A        05/28/2009
893830 AT 6     TRANSOCEAN INC 03/15/2038                                            06/18/2009

       1                        5                     6           7            8           9            10
                                                                                        PAID FOR
                                                                                        ACCRUED        NAIC
                                                    NUMBER                              INTEREST   DESIGNATION
     CUSIP                                        SHARES OF                               AND       OR MARKET
IDENTIFICATION        NAME OF VENDOR               OF STOCK  ACTUAL COST   PAR VALUE   DIVIDENDS  INDICATOR (a)
--------------  --------------------------------  ---------  -----------  -----------  ---------  -------------
111021 AD 3     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
07383F BX 5     SCHEDULED ACQUISITION                                  0            0                   1FE
172967 BJ 9     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
20047B AB 4     Various                                          (59,949)  (1,484,872)     8,658        1FE
22303Q AH 3     UBS SECURITIES INC                             3,037,200    3,000,000      6,550        1FE
22541L AC 7     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
22541Q EP 3     Various                                           (4,153)  (2,306,049)     2,110        1FE
126659 AA 9     BARCLAYS CAPITAL INC                          10,000,000   10,000,000                   2FE
233835 AT 4     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2
24702R AH 4     DEUTSCHE BANK SECURITIES INC                     272,814      273,000                   1FE
25179S AC 4     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
268789 AB 0     JP MORGAN SECURITIES INC                      10,014,430    9,360,000     93,993        1FE
N2962# AF 0     BARCLAYS CAPITAL INC                           5,000,000    5,000,000                   1Z
29268B AC 5     JEFFERIES & CO. INC                           12,718,288   12,250,000    211,508        1FE
26875P AD 3     Various                                        9,697,087    9,545,000     20,313        1FE
268766 BU 5     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
302182 AC 4     CREDIT SUISSE FIRST BOSTON                     1,998,440    2,000,000                   2FE
302182 AD 2     CREDIT SUISSE FIRST BOSTON                       796,592      800,000                   2FE
35177P AK 3     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
368710 AC 3     BARCLAYS CAPITAL INC                           1,792,760    2,000,000     44,042        1FE
36962G YY 4     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
37362@ AA 0     BANC OF AMERICA SECURITIES LLC                 7,000,000    7,000,000                   1Z
38141G BU 7     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
441812 JY 1     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
460146 BN 2     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
487836 BB 3     JP MORGAN SECURITIES INC                       7,841,842    7,800,000        766        1FE
780641 AH 9     JP MORGAN SECURITIES INC                       5,088,330    4,500,000     78,516        2FE
50075N AT 1     BANC OF AMERICA SECURITIES LLC                 5,098,138    5,002,000    128,958        2FE
50075N AH 7     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
500769 DJ 0     BARCLAYS CAPITAL INC                           2,610,225    2,618,000                   1
589331 AN 7     BANC OF AMERICA SECURITIES LLC                 3,308,988    3,330,000                   1FE
637432 CU 7     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
654902 AC 9     Various                                       12,531,954   12,355,000     39,787        1FE
674599 BX 2     JP MORGAN SECURITIES INC                       8,475,565    8,536,000                   1FE
BHM0F9 VH 1     BANC OF AMERICA SECURITIES LLC                 3,923,311    3,938,000                   1FE
693304 AN 7     JP MORGAN SECURITIES INC                       3,652,040    3,500,000     29,167        1FE
709068 C* 9     BANC OF AMERICA SECURITIES LLC                 1,600,000    1,600,000                   2Z
71644E AJ 1     BARCLAYS CAPITAL INC                           7,503,920    8,000,000     40,800        2FE
717081 DB 6     GOLDMAN SACHS & CO                               945,393      880,000     13,640        1FE
69351U AM 5     MORGAN STANLEY                                 7,951,840    8,000,000                   1FE
767201 AD 8     BARCLAYS CAPITAL INC                           4,475,000    5,000,000    136,563        2FE
771196 AS 1     Various                                        4,769,326    4,535,000     88,770        1FE
78632# AA 6     SCHEDULED ACQUISITION                              6,972        6,972                   5
797440 BK 9     MORGAN STANLEY                                 7,053,404    7,086,000                   1FE
816851 AN 9     CITIGROUP (Salomon/Smith Barney)               6,984,460    7,000,000                   2FE
85771S AA 4     CREDIT SUISSE FIRST BOSTON                     9,138,240    9,000,000     73,500        1FE
87425E AK 9     BARCLAYS CAPITAL INC                           6,272,918    7,353,000    158,294        2FE
872456 AA 6     GOLDMAN SACHS & CO                             8,500,000    8,500,000                   2FE
88031V AA 7     Various                                          (43,953)     (51,765)                  2FE
881575 AC 8     JP MORGAN SECURITIES INC                       1,943,180    2,000,000     10,592        1FE
00184A AF 2     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
89352H AB 5     JP MORGAN SECURITIES INC                       5,956,007    6,850,000     85,711        1FE
893830 AT 6     BANC OF AMERICA SECURITIES LLC                 4,560,653    4,392,000     81,301        2FE


                                     QE04.1

       1                                    2                                  3          4



     CUSIP                                                                              DATE
IDENTIFICATION                         DESCRIPTION                          FOREIGN   ACQUIRED
--------------  ----------------------------------------------------------  -------  ----------
 902494  AM 5   TYSON FOODS INC 10/01/2011                                           05/07/2009
 92344X  AA 7   VERIZON NEW YORK INC 04/01/2012                                      05/07/2009
 925524  AQ 3   VIACOM INC 05/15/2011                                                05/07/2009
 25468P  BX 3   WALT DISNEY CO 03/01/2012                                            05/07/2009
 026609  AM 9   WYETH 03/15/2011                                                     05/07/2009
 98385X  AM 8   XTO ENERGY INC 08/01/2037                                            06/01/2009
 984851  AC 9   YARA INTERNATIONAL ASA 06/11/2019                           F        06/19/2009
3899999.        Total - Bonds - Industrial & Miscellaneous
8399997.        Total - Bonds - Part 3
8399999.        Total - Bonds
PREFERRED STOCKS - INDUSTRIAL AND MISCELLANEOUS
  78632@ 12 6   SADLERS BAR-B-QUE                                                    06/30/2009
  80909# 12 6   SCITOR HOLDINGS INC JUNIOR                                           04/01/2009
  80909# 11 8   SCITOR HOLDINGS INC SENIOR                                           04/01/2009
8499999.        Total - Preferred Stocks - Industrial & Miscellaneous
8999997.        Total - Preferred Stocks - Part 3
8999999.        Total - Preferred Stocks
COMMON STOCKS - MUTUAL FUNDS
 416645  77 8   HARTFORD TOTAL RETURN BOND-A                                         06/03/2009
9299999.        Total - Common Stocks - Mutual Funds
9799997.        Total - Common Stocks - Part 3
9799999.        Total - Common Stocks
9899999.        Total - Preferred and Common Stocks
9999999.        Total - Bonds, Preferred and Common Stocks

       1                        5                     6           7            8           9            10
                                                                                        PAID FOR
                                                                                        ACCRUED        NAIC
                                                    NUMBER                              INTEREST   DESIGNATION
     CUSIP                                        SHARES OF                               AND       OR MARKET
IDENTIFICATION        NAME OF VENDOR               OF STOCK  ACTUAL COST   PAR VALUE   DIVIDENDS  INDICATOR (a)
--------------  --------------------------------  ---------  -----------  -----------  ---------  -------------
 902494  AM 5   HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   3FE
 92344X  AA 7   HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
 925524  AQ 3   HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
 25468P  BX 3   HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
 026609  AM 9   HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
 98385X  AM 8   JEFFERIES & CO. INC                           13,879,740   14,000,000    322,875        2FE
 984851  AC 9   CANTOR FITZGERALD & CO                         1,513,902    1,465,000      4,166        2FE
                                                             -----------  -----------  ---------
3899999.                                                     249,742,564  248,371,508  2,169,826        XXX
                                                             -----------  -----------  ---------
8399997.                                                     833,457,625  831,523,606  4,032,546        XXX
                                                             -----------  -----------  ---------
8399999.                                                     833,457,625  831,523,606  4,032,546        XXX
                                                             -----------  -----------  ---------
PREFERRED STOCKS - INDUSTRIAL AND MISCELLANEOUS
  78632@ 12 6   HIMCO OPERATIONAL TRANSACTION     6,400.380        6,400                                P5A
  80909# 12 6   HIMCO OPERATIONAL TRANSACTION         2.260        2,255                                P5A
  80909# 11 8   HIMCO OPERATIONAL TRANSACTION         2.260        2,255                                P5A
                                                             -----------  -----------  ---------
8499999.                                                          10,910          XXX          0        XXX
                                                             -----------  -----------  ---------
8999997.                                                          10,910          XXX          0        XXX
                                                             -----------  -----------  ---------
8999999.                                                          10,910          XXX          0        XXX
                                                             -----------  -----------  ---------
COMMON STOCKS - MUTUAL FUNDS
 416645  77 8   DIVIDEND REINVESTMENT               490.341        4,652          XXX
9299999.                                                           4,652          XXX          0        XXX
9799997.                                                           4,652          XXX          0        XXX
9799999.                                                           4,652          XXX          0        XXX
9899999.                                                          15,562          XXX          0        XXX
9999999.                                                     833,473,187          XXX  4,032,546        XXX

(a) For all common stock bearing the NAIC market indicator "U" provide: the number of such issues: 0.


                                     QE04.2

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
BONDS - U.S. GOVERNMENT
36200Q  3L  6  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               4,634         4,634
36200R  YQ  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               6,790         6,790
36200U  WJ  0  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  19            19
36200W  CB  5  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              12,002        12,002
36200W  Y9  6  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              13,525        13,525
36200X  JF  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,626         1,626
36200X  KN  8  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,231         1,231
36201A  UL  0  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 659           659
36201C  6E  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               5,575         5,575
36201C  PY  4  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 319           319
36201F  Q6  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,572         1,572
36201F  UH  8  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              54,683        54,683
36201F  UQ  8  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              25,513        25,513
36201F  UR  6  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 913           913
36201F  X6  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,097         1,097
36201H  WX  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               5,360         5,360
36201J  F6  1  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 259           259
36201J  FD  6  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              70,720        70,720
36201K  KP  0  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  34            34
36201L  6T  6  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               2,380         2,380
36201L  6V  1  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 730           730
36201L  7K  4  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 211           211
36201M  G8  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,327         1,327
36201M  JU  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              67,094        67,094
36201M  LH  3  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,976         1,976
36201Q  2F  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,288         1,288
36201T  AM  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               3,306         3,306
36203L  CQ  3  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,290         1,290
362060  SE  6  GNMA 30YR                       04/01/2009 MATURED                                              118           118
36208E  BT  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 437           437
36209D  R8  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  66            66
36209N  3L  4  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  93            93
36209R  VG  5  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  65            65
36209Y  X4  5  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 281           281
36211B  T8  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 118           118
36211C  2S  0  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 451           451
36213D  3C  0  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              22,318        22,318
36213E  AB  2  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               2,070         2,070
36213E  SK  3  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               3,544         3,544
36213E  YS  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,737         1,737

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
BONDS - U.S. GOVERNMENT
36200Q  3L  6          4,766       5,056                      (422)                      (422)                      4,634
36200R  YQ  9          6,983       7,449                      (660)                      (660)                      6,790
36200U  WJ  0             19          20                        (1)                        (1)                         19
36200W  CB  5         13,232                                (1,230)                    (1,230)                     12,002
36200W  Y9  6         13,910      14,406                      (880)                      (880)                     13,525
36200X  JF  7          1,822                                  (196)                      (196)                      1,626
36200X  KN  8          1,284                                   (53)                       (53)                      1,231
36201A  UL  0            690         726                       (67)                       (67)                        659
36201C  6E  9          6,116                                  (541)                      (541)                      5,575
36201C  PY  4            324         329                       (10)                       (10)                        319
36201F  Q6  7          1,616       1,683                      (111)                      (111)                      1,572
36201F  UH  8         56,238      59,148                    (4,465)                    (4,465)                     54,683
36201F  UQ  8         26,239      27,665                    (2,152)                    (2,152)                     25,513
36201F  UR  6            939         997                       (84)                       (84)                        913
36201F  X6  9          1,113       1,139                       (42)                       (42)                      1,097
36201H  WX  7          5,498       2,029                      (173)                      (173)                      5,360
36201J  F6  1            266         285                       (26)                       (26)                        259
36201J  FD  6         73,825      73,951                    (3,230)                    (3,230)                     70,720
36201K  KP  0             34          36                        (2)                        (2)                         34
36201L  6T  6          2,494       2,746                      (366)                      (366)                      2,380
36201L  6V  1            765         864                      (134)                      (134)                        730
36201L  7K  4            221         244                       (34)                       (34)                        211
36201M  G8  9          1,363       1,448                      (121)                      (121)                      1,327
36201M  JU  7         69,086      74,081                    (6,986)                    (6,986)                     67,094
36201M  LH  3          2,137                                  (162)                      (162)                      1,976
36201Q  2F  9          1,324       1,364                       (76)                       (76)                      1,288
36201T  AM  9          3,400       3,479                      (173)                      (173)                      3,306
36203L  CQ  3          1,317       1,346                       (57)                       (57)                      1,290
362060  SE  6            128         119                        (0)                        (0)                        118
36208E  BT  9            450         499                       (62)                       (62)                        437
36209D  R8  9             67          70                        (5)                        (5)                         66
36209N  3L  4             95          98                        (5)                        (5)                         93
36209R  VG  5             66          67                        (2)                        (2)                         65
36209Y  X4  5            286         290                       (10)                       (10)                        281
36211B  T8  7            120         120                        (2)                        (2)                        118
36211C  2S  0            458         470                       (19)                       (19)                        451
36213D  3C  0         23,034       3,128                      (777)                      (777)                     22,318
36213E  AB  2          2,163       1,222                      (135)                      (135)                      2,070
36213E  SK  3          3,641       1,703                      (137)                      (137)                      3,544
36213E  YS  9          1,885         171                      (159)                      (159)                      1,737


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
BONDS - U.S. GO
36200Q  3L  6                                       0          140  02/01/2032  1
36200R  YQ  9                                       0          212  01/01/2032  1
36200U  WJ  0                                       0            1  09/01/2031  1
36200W  CB  5                                       0          192  01/01/2032  1
36200W  Y9  6                                       0          368  08/01/2032  1
36200X  JF  7                                       0           24  12/01/2031  1
36200X  KN  8                                       0           18  01/01/2032  1
36201A  UL  0                                       0           22  07/01/2032  1
36201C  6E  9                                       0           63  03/01/2032  1
36201C  PY  4                                       0           10  01/01/2032  1
36201F  Q6  7                                       0           52  05/01/2032  1
36201F  UH  8                                       0        1,773  04/01/2032  1
36201F  UQ  8                                       0          827  04/01/2032  1
36201F  UR  6                                       0           28  04/01/2032  1
36201F  X6  9                                       0           34  02/01/2032  1
36201H  WX  7                                       0          109  06/01/2032  1
36201J  F6  1                                       0            8  05/01/2032  1
36201J  FD  6                                       0        2,088  04/01/2032  1
36201K  KP  0                                       0            1  04/01/2032  1
36201L  6T  6                                       0           79  07/01/2032  1
36201L  6V  1                                       0           24  07/01/2032  1
36201L  7K  4                                       0            7  08/01/2032  1
36201M  G8  9                                       0           44  06/01/2032  1
36201M  JU  7                                       0        2,177  07/01/2032  1
36201M  LH  3                                       0           29  08/01/2032  1
36201Q  2F  9                                       0           40  08/01/2032  1
36201T  AM  9                                       0          102  08/01/2032  1
36203L  CQ  3                                       0           44  09/01/2023  1
362060  SE  6                                       0            2  04/01/2009  1
36208E  BT  9                                       0           13  05/01/2031  1
36209D  R8  9                                       0            2  09/01/2031  1
36209N  3L  4                                       0            3  07/01/2029  1
36209R  VG  5                                       0            3  08/01/2030  1
36209Y  X4  5                                       0            9  09/01/2031  1
36211B  T8  7                                       0            4  06/01/2029  1
36211C  2S  0                                       0           15  07/01/2029  1
36213D  3C  0                                       0          410  02/01/2032  1
36213E  AB  2                                       0           49  05/01/2032  1
36213E  SK  3                                       0           78  01/01/2032  1
36213E  YS  9                                       0           28  04/01/2032  1


                                      QE05


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
36213G  AL  5  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,071         1,071
36213G  TY  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 109           109
36213J  LL  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 873           873
36213J  V2  8  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              68,045        68,045
36213N  LL  8  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              32,082        32,082
36213S  KL  8  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 156           156
36213U  C9  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  77            77
36213X  SB  1  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,915         1,915
36213X  T5  3  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,272         1,272
36213X  T6  1  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               2,063         2,063
362158  DT  1  GNMA 30YR                       05/01/2009 SCHEDULED REDEMPTION                               6,848         6,848
362161  6H  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 162           162
362162  G9  4  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 131           131
36217F  6S  3  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,013         1,013
36217V  DA  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 144           144
36218N  NQ  0  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 408           408
36219L  SM  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 346           346
362052  H4  7  GNMA 30YR 1977-79               04/01/2009 SCHEDULED REDEMPTION                                  16            16
36219L  AC  8  GNMA 30YR 1980-86               06/01/2009 SCHEDULED REDEMPTION                                 277           277
36225B  ND  6  GNMA 30YR PLATINUM              06/01/2009 SCHEDULED REDEMPTION                              40,293        40,293
36225B  PM  4  GNMA 30YR PLATINUM              06/01/2009 SCHEDULED REDEMPTION                             116,006       116,006
36202E  3E  7  GNMA2 30YR                      06/01/2009 SCHEDULED REDEMPTION                              87,711        87,711
36202E  AL  3  GNMA2 30YR                      06/01/2009 SCHEDULED REDEMPTION                             353,821       353,821
912810  QA  9  TREASURY BOND                   06/18/2009 Various                                       75,387,880    88,986,000
912810  QB  7  TREASURY BOND                   06/02/2009 Various                                       22,898,142    24,000,000
912828  HA  1  TREASURY NOTE                   04/07/2009 CITIGROUP (Salomon/Smith Barney)               4,110,052     3,569,000
912828  JH  4  TREASURY NOTE                   06/16/2009 Various                                       40,669,499    39,734,000
912828  JR  2  TREASURY NOTE                   06/12/2009 MORGAN STANLEY                                69,863,281    70,000,000
912828  JW  1  TREASURY NOTE                   04/09/2009 CITIGROUP (Salomon/Smith Barney)               6,045,030     6,132,000
912828  JY  7  TREASURY NOTE                   06/15/2009 BARCLAYS CAPITAL INC                             948,396       951,000
912828  JZ  4  TREASURY NOTE                   04/07/2009 BARCLAYS CAPITAL INC                           3,753,054     3,761,000
912828  KD  1  TREASURY NOTE                   04/01/2009 MIZUHO SECURITIES USA INC                     50,500,000    50,000,000
912828  KF  6  TREASURY NOTE                   06/15/2009 RBS GREENWICH CAPITAL MARKETS                  3,863,112     4,000,000
912828  KH  2  TREASURY NOTE                   06/15/2009 RBS GREENWICH CAPITAL MARKETS                  1,685,058     1,693,000
912828  KJ  8  TREASURY NOTE                   05/29/2009 Various                                      104,696,401   105,205,000
912828  KL  3  TREASURY NOTE                   06/15/2009 BARCLAYS CAPITAL INC                             858,766       864,000
912828  KQ  2  TREASURY NOTE                   06/23/2009 Various                                       10,875,057    11,441,000
0399999.       Total - Bonds - U.S. Government                                                         397,185,998   411,368,270
BONDS - ALL OTHER GOVERNMENT
D20658  UK  0  DEUTSCHLAND (BUNDESREPUBLIC) D. 06/01/2009 Various                                       25,170,183    23,611,560

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
36213G  AL  5          1,092       1,130                       (59)                       (59)                      1,071
36213G  TY  7            112         118                        (8)                        (8)                        109
36213J  LL  7            897         969                       (96)                       (96)                        873
36213J  V2  8         72,428                                (4,383)                    (4,383)                     68,045
36213N  LL  8         32,624      33,459                    (1,377)                    (1,377)                     32,082
36213S  KL  8            159         166                       (10)                       (10)                        156
36213U  C9  9             80          80                        (3)                        (3)                         77
36213X  SB  1          2,050                                  (135)                      (135)                      1,915
36213X  T5  3          1,307       1,367                       (95)                       (95)                      1,272
36213X  T6  1          2,121       2,214                      (151)                      (151)                      2,063
362158  DT  1          7,600       7,543                      (695)                      (695)                      6,848
362161  6H  9            162         162                         0                          0                         162
362162  G9  4            131         131                         0                          0                         131
36217F  6S  3          1,012       1,012                         1                          1                       1,013
36217V  DA  9            144         144                         0                          0                         144
36218N  NQ  0            453         486                       (78)                       (78)                        408
36219L  SM  7            384         397                       (51)                       (51)                        346
362052  H4  7             16          16                                                    0                          16
36219L  AC  8            307         324                       (47)                       (47)                        277
36225B  ND  6         41,489      44,183                    (3,890)                    (3,890)                     40,293
36225B  PM  4        118,659     124,545                    (8,538)                    (8,538)                    116,006
36202E  3E  7         89,492                                (1,782)                    (1,782)                     87,711
36202E  AL  3        363,785     273,446                   (11,732)                   (11,732)                    353,821
912810  QA  9     88,866,353                                   681                        681                  88,867,034
912810  QB  7     22,560,000                                   274                        274                  22,560,274
912828  HA  1      4,000,532   3,996,224                   (11,532)                   (11,532)                  3,984,691
912828  JH  4     40,435,553  40,427,139                   (27,482)                   (27,482)                 40,399,657
912828  JR  2     75,737,786                              (178,446)                  (178,446)                 75,559,340
912828  JW  1      6,048,643                                 3,023                      3,023                   6,051,666
912828  JY  7        948,960                                   324                        324                     949,284
912828  JZ  4      3,723,041                                   720                        720                   3,723,761
912828  KD  1     50,460,938                                (1,131)                    (1,131)                 50,459,807
912828  KF  6      3,999,232                                    36                         36                   3,999,268
912828  KH  2      1,692,873                                     8                          8                   1,692,882
912828  KJ  8    104,555,195                                 1,466                      1,466                 104,556,661
912828  KL  3        862,855                                    73                         73                     862,928
912828  KQ  2     10,905,362                                    76                         76                  10,905,438
0399999.         415,863,245  45,203,704         0        (268,804)           0      (268,804)           0    415,604,961
BONDS - ALL OTHER GOVERNMENT
D20658  UK  0     25,435,350                                                                0                  25,435,350


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
36213G  AL  5                                       0           36  02/01/2032  1
36213G  TY  7                                       0            4  11/01/2031  1
36213J  LL  7                                       0           29  05/01/2032  1
36213J  V2  8                                       0          965  04/01/2032  1
36213N  LL  8                                       0          870  12/01/2031  1
36213S  KL  8                                       0            5  08/01/2031  1
36213U  C9  9                                       0            3  11/01/2031  1
36213X  SB  1                                       0           28  04/01/2032  1
36213X  T5  3                                       0           44  05/01/2032  1
36213X  T6  1                                       0           68  05/01/2032  1
362158  DT  1                                       0          283  05/01/2016  1
362161  6H  9                                       0            7  02/01/2017  1
362162  G9  4                                       0            5  01/01/2017  1
36217F  6S  3                                       0           41  02/01/2017  1
36217V  DA  9                                       0            6  03/01/2017  1
36218N  NQ  0                                       0           19  07/01/2019  1
36219L  SM  7                                       0           16  09/01/2018  1
362052  H4  7                                       0            0  05/01/2009  1
36219L  AC  8                                       0           13  09/01/2018  1
36225B  ND  6                                       0        1,228  05/01/2031  1
36225B  PM  4                                       0        3,800  09/01/2031  1
36202E  3E  7                                       0          658  03/01/2039  1
36202E  AL  3                                       0        8,702  09/01/2034  1
912810  QA  9               (13,479,154)  (13,479,154)     908,960  02/15/2039  1
912810  QB  7                   337,868       337,868       48,368  05/15/2039  1
912828  HA  1                   125,360       125,360      109,116  08/15/2017  1
912828  JH  4                   269,842       269,842    1,323,823  08/15/2018  1
912828  JR  2                (5,696,059)   (5,696,059)   1,533,628  11/15/2018  1
912828  JW  1                    (6,636)       (6,636)      26,171  12/31/2013  1
912828  JY  7                      (888)         (888)       3,126  01/31/2011  1
912828  JZ  4                    29,293        29,293       12,182  01/31/2014  1
912828  KD  1                    40,193        40,193      174,724  02/15/2019  1
912828  KF  6                  (136,157)     (136,157)      22,011  02/28/2014  1
912828  KH  2                    (7,823)       (7,823)       3,117  03/31/2011  1
912828  KJ  8                   139,741       139,741       58,463  03/31/2014  1
912828  KL  3                    (4,162)       (4,162)         966  04/30/2011  1
912828  KQ  2                   (30,381)      (30,381)      37,706  05/15/2019  1
0399999.                0   (18,418,962)  (18,418,962)   4,288,317      XXX     XXX
BONDS - ALL OTHER GOVERNMENT
D20658  UK  0    (243,292)      (21,875)     (265,167)     427,043  01/04/2013  1FE


                                     QE05.1


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
D20658  WY  8  DEUTSCHLAND REP              D. 06/09/2009 BNP PARIBAS SECURITIES                         7,057,851     6,582,788
1099999.       Total - Bonds - All Other Government                                                     32,228,034    30,194,348
BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
31294K  F3  4  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              10,339        10,339
312963  2E  0  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              51,649        51,649
312964  LJ  6  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              43,224        43,224
312964  P3  7  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              32,280        32,280
312964  TZ  2  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              35,238        35,238
312965  RD  0  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                               7,153         7,153
312966  GP  3  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              43,291        43,291
312967  T2  8  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              26,087        26,087
312967  TX  0  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                               9,178         9,178
312967  U4  2  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              49,827        49,827
312967  WF  5  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              30,725        30,725
312967  YK  2  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                               7,112         7,112
312968  A9  1  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              24,362        24,362
312968  BA  7  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              15,894        15,894
312968  KE  9  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              44,812        44,812
312968  NT  3  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              50,169        50,169
31288D  6V  6  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                               1,566         1,566
31288F  6X  7  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              22,134        22,134
31292G  Y5  9  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                               2,004         2,004
31292H  4H  4  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                             458,213       458,213
31292H  SQ  8  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              24,546        24,546
312932  EC  6  FGOLD 30YR                      06/02/2009 Various                                       27,142,669    28,000,000
31296J  TJ  5  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                             108,656       108,656
31296K  X7  3  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                                 292           292
31296M  2N  8  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              70,587        70,587
31296N  LJ  4  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                                 538           538
31296P  TL  6  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                             364,272       364,272
31296S  AC  0  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              20,328        20,328
31296U  EU  1  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                                 781           781
31296U  H9  5  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                                 413           413
31296X  TY  1  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              33,943        33,943
31297A  3S  1  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              73,474        73,474
31297A  3T  9  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                             137,343       137,343
31297A  5J  9  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              18,168        18,168
31297A  5K  6  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                             106,099       106,099
31297B  AM  4  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              55,856        55,856
31297E  J7  2  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                             116,795       116,795

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
D20658  WY  8      6,983,679                                                                0                   6,983,679
1099999.          32,419,029           0         0               0            0             0            0     32,419,029
BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
31294K  F3  4         11,286      10,981                      (642)                      (642)                     10,339
312963  2E  0         51,553                                    96                         96                      51,649
312964  LJ  6         43,153                                    71                         71                      43,224
312964  P3  7         32,225                                    55                         55                      32,280
312964  TZ  2         35,178                                    60                         60                      35,238
312965  RD  0          7,136                                    17                         17                       7,153
312966  GP  3         43,215                                    76                         76                      43,291
312967  T2  8         26,039                                    47                         47                      26,087
312967  TX  0          9,162                                    16                         16                       9,178
312967  U4  2         49,750                                    77                         77                      49,827
312967  WF  5         30,671                                    54                         54                      30,725
312967  YK  2          7,100                                    12                         12                       7,112
312968  A9  1         24,328                                    34                         34                      24,362
312968  BA  7         15,867                                    28                         28                      15,894
312968  KE  9         44,735                                    77                         77                      44,812
312968  NT  3         50,085                                    84                         84                      50,169
31288D  6V  6          1,619       1,615                       (48)                       (48)                      1,566
31288F  6X  7         22,878      23,030                      (896)                      (896)                     22,134
31292G  Y5  9          2,040       2,059                       (56)                       (56)                      2,004
31292H  4H  4        451,626     451,842                     6,371                      6,371                     458,213
31292H  SQ  8         25,371      25,560                    (1,013)                    (1,013)                     24,546
312932  EC  6     28,065,625                                (1,976)                    (1,976)                 28,063,648
31296J  TJ  5        109,471     109,545                      (889)                      (889)                    108,656
31296K  X7  3            302         310                       (18)                       (18)                        292
31296M  2N  8         74,111                                (3,524)                    (3,524)                     70,587
31296N  LJ  4            556         564                       (26)                       (26)                        538
31296P  TL  6        366,833     366,968                    (2,696)                    (2,696)                    364,272
31296S  AC  0         21,011      21,132                      (804)                      (804)                     20,328
31296U  EU  1            807         822                       (42)                       (42)                        781
31296U  H9  5            427         432                       (19)                       (19)                        413
31296X  TY  1         35,083      36,681                    (2,738)                    (2,738)                     33,943
31297A  3S  1         70,317      70,532                     2,941                      2,941                      73,474
31297A  3T  9        131,441     130,981                     6,362                      6,362                     137,343
31297A  5J  9         17,388      17,392                       776                        776                      18,168
31297A  5K  6        101,540     101,925                     4,174                      4,174                     106,099
31297B  AM  4         53,456      53,608                     2,248                      2,248                      55,856
31297E  J7  2        121,101     121,705                    (4,910)                    (4,910)                    116,795


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
D20658  WY  8      73,573           599        74,172      122,381  01/04/2014  1FE
1099999.         (169,718)      (21,277)     (190,995)     549,424      XXX     XXX
BONDS - U.S. SP
31294K  F3  4                                       0          293  12/01/2016  1
312963  2E  0                                       0          630  01/01/2019  1
312964  LJ  6                                       0          521  02/01/2019  1
312964  P3  7                                       0          383  02/01/2019  1
312964  TZ  2                                       0          387  02/01/2019  1
312965  RD  0                                       0           80  04/01/2019  1
312966  GP  3                                       0          491  04/01/2019  1
312967  T2  8                                       0          244  06/01/2019  1
312967  TX  0                                       0          106  07/01/2019  1
312967  U4  2                                       0          518  06/01/2019  1
312967  WF  5                                       0          331  06/01/2019  1
312967  YK  2                                       0           81  06/01/2019  1
312968  A9  1                                       0          215  06/01/2019  1
312968  BA  7                                       0          177  06/01/2019  1
312968  KE  9                                       0          501  07/01/2019  1
312968  NT  3                                       0          577  07/01/2019  1
31288D  6V  6                                       0           44  10/01/2032  1
31288F  6X  7                                       0          632  03/01/2033  1
31292G  Y5  9                                       0           66  03/01/2029  1
31292H  4H  4                                       0       10,828  12/01/2033  1
31292H  SQ  8                                       0          697  11/01/2032  1
312932  EC  6                  (920,980)     (920,980)     217,473  04/01/2039  1
31296J  TJ  5                                       0        2,586  06/01/2033  1
31296K  X7  3                                       0            8  07/01/2033  1
31296M  2N  8                                       0        1,030  09/01/2033  1
31296N  LJ  4                                       0           15  10/01/2033  1
31296P  TL  6                                       0        9,305  10/01/2033  1
31296S  AC  0                                       0          537  01/01/2034  1
31296U  EU  1                                       0           22  03/01/2034  1
31296U  H9  5                                       0           12  08/01/2034  1
31296X  TY  1                                       0        1,018  05/01/2034  1
31297A  3S  1                                       0        1,606  06/01/2034  1
31297A  3T  9                                       0        2,932  06/01/2034  1
31297A  5J  9                                       0          430  06/01/2034  1
31297A  5K  6                                       0        2,563  06/01/2034  1
31297B  AM  4                                       0        1,384  06/01/2034  1
31297E  J7  2                                       0        3,369  09/01/2034  1


                                     QE05.2


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
31297E  L8  7  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              83,588        83,588
31298E  P7  4  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                                  19            19
31298F  JL  7  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                                 142           142
3128KW  BV  4  FGOLD 30YR ALT-A                06/01/2009 SCHEDULED REDEMPTION                              16,388        16,388
3128L0  YL  0  FGOLD 30YR ALT-A                06/01/2009 SCHEDULED REDEMPTION                              11,682        11,682
3128L4  7D  0  FGOLD 30YR ALT-A                06/01/2009 SCHEDULED REDEMPTION                             105,247       105,247
3128L4  G6  5  FGOLD 30YR ALT-A                06/01/2009 SCHEDULED REDEMPTION                               1,011         1,011
31283H  QX  6  FGOLD 30YR GIANT                06/01/2009 SCHEDULED REDEMPTION                              20,476        20,476
31283H  UA  1  FGOLD 30YR GIANT                06/01/2009 SCHEDULED REDEMPTION                              20,020        20,020
31283H  XH  3  FGOLD 30YR GIANT                06/01/2009 SCHEDULED REDEMPTION                               9,248         9,248
31283H  Y5  8  FGOLD 30YR GIANT                06/01/2009 SCHEDULED REDEMPTION                              77,102        77,102
3128M6  ZY  7  FGOLD 30YR GIANT                05/07/2009 Various                                       38,318,448    36,308,029
3128M6  JY  5  FGOLD 30YR GIANT AGENCY
               ALT-A                           06/01/2009 SCHEDULED REDEMPTION                             809,914       809,914
313421  MH  9  FH 1/1 1Y CMT ARM               06/01/2009 SCHEDULED REDEMPTION                               1,479         1,479
3128Q2  CU  5  FH 7/1 1Y CMT ARM               06/01/2009 SCHEDULED REDEMPTION                           1,559,839     1,559,839
3128JM  M8  7  FH 7/1 1Y LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                             291,357       291,357
3128S4  BJ  5  FHLMC 12M LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                             881,059       881,059
313401  GR  6  FHLMC 30YR                      06/01/2009 SCHEDULED REDEMPTION                                 121           121
3128NH  2N  2  FHLMC 5/1 1YR LIBOR ARM         06/01/2009 SCHEDULED REDEMPTION                             415,167       415,167
3133TH  A5  6  FHLMC_2104                      06/01/2009 SCHEDULED REDEMPTION                           1,224,200     1,224,200
3133TP  QW  2  FHLMC_2252                      06/01/2009 SCHEDULED REDEMPTION                               9,090         9,090
31339W  A6  3  FHLMC_2426C                     06/01/2009 SCHEDULED REDEMPTION                             279,857       279,857
31339W  NG  7  FHLMC_2439                      06/01/2009 SCHEDULED REDEMPTION                             513,769       513,769
31392R  4A  6  FHLMC_2471                      06/01/2009 SCHEDULED REDEMPTION                             373,632       373,632
31392X  C3  0  FHLMC_2513 IS                   06/30/2009 Various
31395T  V3  5  FHLMC_2976                      06/01/2009 SCHEDULED REDEMPTION                             274,493       274,493
31396H  VX  4  FHLMC_3117                      04/02/2009 RBS GREENWICH CAPITAL MARKETS                 56,079,539    54,077,000
31408X  SR  2  FN 7|1 IY CMT ARM               06/01/2009 SCHEDULED REDEMPTION                             906,059       906,059
31407G  CY  2  FN 5/1 1Y CMT ARM               06/01/2009 SCHEDULED REDEMPTION                             227,925       227,925
31362P  VJ  7  FN 5/12 11TH COFI ARM           06/01/2009 SCHEDULED REDEMPTION                                 193           193
31362J  UN  3  FN 6/12 11TH COFI ARM           06/01/2009 SCHEDULED REDEMPTION                               1,444         1,444
31403C  7J  4  FN 7/1 1Y CMT ARM               06/01/2009 SCHEDULED REDEMPTION                             490,342       490,342
31406X  XD  9  FN 7/1 1Y CMT ARM               06/01/2009 SCHEDULED REDEMPTION                             318,761       318,761
31407B  YA  1  FN 7/1 1Y CMT ARM               06/01/2009 SCHEDULED REDEMPTION                             339,575       339,575
31405C  NR  6  FN 7/1 1Y LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                             551,244       551,244
31406E  QG  2  FN 7/1 1Y LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                             901,661       901,661
31406M  3F  1  FN 7/1 1Y LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                             285,654       285,654
31406N  JF  2  FN 7/1 1Y LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                             322,487       322,487
31407B  YC  7  FN 7/1 1Y LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                           1,405,886     1,405,886
31407E  MH  3  FN 7/1 1Y LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                             979,298       979,298

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
31297E  L8  7         86,671      87,241                       (3,652)                 (3,652)                     83,588
31298E  P7  4             19          19                            0                       0                          19
31298F  JL  7            142         141                            1                       1                         142
3128KW  BV  4         17,023      16,960                         (572)                   (572)                     16,388
3128L0  YL  0         12,135      12,105                         (423)                   (423)                     11,682
3128L4  7D  0        109,326     108,847                       (3,600)                 (3,600)                    105,247
3128L4  G6  5          1,051       1,046                          (35)                    (35)                      1,011
31283H  QX  6         21,164      21,369                         (893)                   (893)                     20,476
31283H  UA  1         20,693      20,884                         (863)                   (863)                     20,020
31283H  XH  3          9,559       9,658                         (409)                   (409)                      9,248
31283H  Y5  8         81,199      81,727                       (4,624)                 (4,624)                     77,102
3128M6  ZY  7     37,306,500  37,288,657                     (116,613)               (116,613)                 37,172,044
3128M6  JY  5
                     818,519     818,325                       (8,410)                 (8,410)                    809,914
313421  MH  9          1,477       1,479                                                    0                       1,479
3128Q2  CU  5      1,573,485   1,571,229                      (11,390)                (11,390)                  1,559,839
3128JM  M8  7        292,086     291,879                         (522)                   (522)                    291,357
3128S4  BJ  5        880,755     586,454                            6                       6                     881,059
313401  GR  6            121         121                            0                       0                         121
3128NH  2N  2        416,046     416,046                         (879)                   (879)                    415,167
3133TH  A5  6      1,250,114                                  (25,915)                (25,915)                  1,224,200
3133TP  QW  2          9,397       9,495                         (405)                   (405)                      9,090
31339W  A6  3        286,988     286,982                       (7,125)                 (7,125)                    279,857
31339W  NG  7        507,267     512,647                         1,122                   1,122                    513,769
31392R  4A  6        385,541     377,214                       (3,582)                 (3,582)                    373,632
31392X  C3  0                                                              11,948     (11,948)
31395T  V3  5        271,404     272,486                        2,007                   2,007                     274,493
31396H  VX  4     49,499,466  50,324,947                       66,392                  66,392                  50,391,339
31408X  SR  2        913,883                                   (7,824)                 (7,824)                    906,059
31407G  CY  2        228,981     228,828                         (903)                   (903)                    227,925
31362P  VJ  7            191         129                           63                      63                         193
31362J  UN  3          1,406       1,415                           28                      28                       1,444
31403C  7J  4        483,887     485,457                        4,885                    4,885                    490,342
31406X  XD  9        320,865     320,863                       (2,103)                 (2,103)                    318,761
31407B  YA  1        342,574     342,064                       (2,488)                 (2,488)                    339,575
31405C  NR  6        554,050     553,886                       (2,642)                 (2,642)                    551,244
31406E  QG  2        910,133     908,505                       (6,844)                 (6,844)                    901,661
31406M  3F  1        286,878     286,716                       (1,062)                 (1,062)                    285,654
31406N  JF  2        323,437                                     (950)                   (950)                    322,487
31407B  YC  7      1,417,254   1,413,532                       (7,647)                 (7,647)                  1,405,886
31407E  MH  3        992,227     988,256                       (8,959)                 (8,959)                    979,298


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
31297E  L8  7                                       0        2,222  09/01/2034  1
31298E  P7  4                                       0            1  12/01/2030  1
31298F  JL  7                                       0            5  01/01/2031  1
3128KW  BV  4                                       0          501  09/01/2037  1
3128L0  YL  0                                       0          349  11/01/2037  1
3128L4  7D  0                                       0        3,340  01/01/2038  1
3128L4  G6  5                                       0           31  01/01/2038  1
31283H  QX  6                                       0          577  03/01/2032  1
31283H  UA  1                                       0          562  12/01/2032  1
31283H  XH  3                                       0          272  06/01/2033  1
31283H  Y5  8                                       0        2,387  12/01/2033  1
3128M6  ZY  7                 1,146,404     1,146,404      965,490  11/01/2038  1
3128M6  JY  5
                                                    0       22,518  01/01/2038  1
313421  MH  9                                       0           34  04/01/2017  1
3128Q2  CU  5                                       0       35,931  06/01/2035  1
3128JM  M8  7                                       0        7,350  07/01/2035  1
3128S4  BJ  5                                       0       18,741  03/01/2036  1
313401  GR  6                                       0            6  09/01/2009  1
3128NH  2N  2                                       0       10,258  06/01/2037  1
3133TH  A5  6                                       0       16,296  12/01/2028  1
3133TP  QW  2                                       0          311  09/01/2030  1
31339W  A6  3                                       0        7,917  03/01/2017  1
31339W  NG  7                                       0       14,381  09/01/2030  1
31392R  4A  6                                       0       10,472  02/01/2031  1
31392X  C3  0                                       0               01/01/2032  1
31395T  V3  5                                       0        5,806  01/01/2033  1
31396H  VX  4                 5,688,199     5,688,199      946,347  08/01/2034  1
31408X  SR  2                                       0       12,289  01/01/2036  1
31407G  CY  2                                       0        4,980  05/01/2035  1
31362P  VJ  7                                       0            4  09/01/2018  1
31362J  UN  3                                       0           30  06/01/2028  1
31403C  7J  4                                       0       12,034  12/01/2035  1
31406X  XD  9                                       0        7,845  05/01/2035  1
31407B  YA  1                                       0        7,648  07/01/2035  1
31405C  NR  6                                       0       11,947  06/01/2034  1
31406E  QG  2                                       0       22,077  07/01/2035  1
31406M  3F  1                                       0        5,949  03/01/2035  1
31406N  JF  2                                       0        3,434  04/01/2035  1
31407B  YC  7                                       0       32,865  07/01/2035  1
31407E  MH  3                                       0       23,809  06/01/2035  1


                                     QE05.3


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
31371K  KS  9  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               5,682         5,682
31371K  NG  2  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               1,082         1,082
31371K  QE  4  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                              14,249        14,249
31371K  RD  5  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               3,663         3,663
31371K  SB  8  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               2,971         2,971
31371K  WE  7  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                             118,174       118,174
31374T  QF  9  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               3,253         3,253
31379J  KH  8  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               5,978         5,978
31379T  W2  6  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               4,339         4,339
31382H  BS  3  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                              17,549        17,549
31384V  ZR  6  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               1,871         1,871
31384X  3K  2  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               8,392         8,392
31386D  UB  4  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                                 368           368
31386F  YK  5  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               1,291         1,291
31387F  GV  0  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               2,197         2,197
31388C  3E  8  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               2,335         2,335
31388C  4X  5  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               5,190         5,190
31389G  TU  4  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               1,223         1,223
31389L  D8  9  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               4,840         4,840
31389N  NB  7  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               2,240         2,240
31389V  S5  7  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               4,290         4,290
31389V  SY  4  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               1,252         1,252
31389X  6A  6  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                                 944           944
31390C  AN  6  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                                 204           204
31390D  HH  0  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                                 498           498
31390H  CA  1  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               3,189         3,189
31390H  CH  6  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                                 234           234
31390M  HB  3  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               4,913         4,913
31400S  Z9  3  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                             168,935       168,935
31402U  TY  8  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                             208,832       208,832
31403B  3Y  7  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                             167,796       167,796
31403B  3Z  4  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                             155,358       155,358
313633  UK  3  FNMA 30YR                       04/01/2009 SCHEDULED REDEMPTION                                  45            45
31363C  MM  8  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  12            12
31371J  L4  4  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 827           827
31371J  XA  7  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,246         1,246
31371K  HY  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              14,348        14,348
31371K  WJ  6  FNMA 30YR                       05/01/2009 Various                                        3,197,525     3,036,303
31371K  XY  2  FNMA 30YR                       05/01/2009 Various                                          859,719       816,320
31371L  CD  9  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              17,353        17,353

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
31371K  KS  9          5,904       5,977                         (296)                   (296)                      5,682
31371K  NG  2          1,130       1,142                          (60)                    (60)                      1,082
31371K  QE  4         14,882      15,001                         (752)                   (752)                     14,249
31371K  RD  5          3,825       3,862                         (199)                   (199)                      3,663
31371K  SB  8          3,103       3,131                         (161)                   (161)                      2,971
31371K  WE  7        118,659     118,593                         (419)                   (419)                    118,174
31374T  QF  9          3,294       3,276                          (23)                    (23)                      3,253
31379J  KH  8          6,061       6,020                          (42)                    (42)                      5,978
31379T  W2  6          4,342       4,342                           (2)                     (2)                      4,339
31382H  BS  3         17,217      17,342                          208                     208                      17,549
31384V  ZR  6          1,929       1,967                          (95)                    (95)                      1,871
31384X  3K  2          8,649       8,828                         (436)                   (436)                      8,392
31386D  UB  4            379         395                          (28)                    (28)                        368
31386F  YK  5          1,318       1,343                          (53)                    (53)                      1,291
31387F  GV  0          2,264       2,291                          (94)                    (94)                      2,197
31388C  3E  8          2,418       2,439                         (104)                   (104)                      2,335
31388C  4X  5          5,373       5,393                         (203)                   (203)                      5,190
31389G  TU  4          1,277       1,290                          (67)                    (67)                      1,223
31389L  D8  9          5,055       5,129                         (290)                   (290)                      4,840
31389N  NB  7          2,339       2,364                         (124)                   (124)                      2,240
31389V  S5  7          4,481       4,505                         (215)                   (215)                      4,290
31389V  SY  4          1,308       1,311                          (59)                    (59)                      1,252
31389X  6A  6            986         994                          (50)                    (50)                        944
31390C  AN  6            213         220                          (16)                    (16)                        204
31390D  HH  0            520         526                          (28)                    (28)                        498
31390H  CA  1          3,331       3,431                         (242)                   (242)                      3,189
31390H  CH  6            244         250                          (17)                    (17)                        234
31390M  HB  3          5,131       5,196                         (284)                   (284)                      4,913
31400S  Z9  3        176,167     176,298                       (7,363)                 (7,363)                    168,935
31402U  TY  8        209,603     102,614                         (694)                   (694)                    208,832
31403B  3Y  7        168,484     168,330                         (534)                   (534)                    167,796
31403B  3Z  4        155,953     105,560                         (513)                   (513)                    155,358
313633  UK  3             50          49                           (3)                     (3)                         45
31363C  MM  8             14          15                           (2)                     (2)                         12
31371J  L4  4            853         936                         (108)                   (108)                        827
31371J  XA  7          1,274       1,335                          (89)                    (89)                      1,246
31371K  HY  0         14,245      14,119                          229                     229                      14,348
31371K  WJ  6      3,103,671   3,183,396                       (6,806)                 (6,806)                  3,176,590
31371K  XY  2        834,177     851,520                       (1,584)                 (1,584)                    849,935
31371L  CD  9         17,869                                     (515)                   (515)                     17,353


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
31371K  KS  9                                       0          193  01/01/2017  1
31371K  NG  2                                       0           35  04/01/2017  1
31371K  QE  4                                       0          471  05/01/2017  1
31371K  RD  5                                       0          115  06/01/2017  1
31371K  SB  8                                       0           93  07/01/2017  1
31371K  WE  7                                       0        2,789  12/01/2017  1
31374T  QF  9                                       0           99  04/01/2014  1
31379J  KH  8                                       0          187  05/01/2013  1
31379T  W2  6                                       0          125  05/01/2013  1
31382H  BS  3                                       0          428  04/01/2014  1
31384V  ZR  6                                       0           66  08/01/2015  1
31384X  3K  2                                       0          297  06/01/2015  1
31386D  UB  4                                       0           13  12/01/2015  1
31386F  YK  5                                       0           43  01/01/2016  1
31387F  GV  0                                       0           77  06/01/2016  1
31388C  3E  8                                       0           77  11/01/2016  1
31388C  4X  5                                       0          172  11/01/2016  1
31389G  TU  4                                       0           40  02/01/2017  1
31389L  D8  9                                       0          158  03/01/2017  1
31389N  NB  7                                       0           74  04/01/2017  1
31389V  S5  7                                       0          142  05/01/2017  1
31389V  SY  4                                       0           41  05/01/2017  1
31389X  6A  6                                       0           31  05/01/2017  1
31390C  AN  6                                       0            7  03/01/2017  1
31390D  HH  0                                       0           17  04/01/2017  1
31390H  CA  1                                       0          105  05/01/2017  1
31390H  CH  6                                       0            8  05/01/2017  1
31390M  HB  3                                       0          168  06/01/2017  1
31400S  Z9  3                                       0        4,492  04/01/2018  1
31402U  TY  8                                       0        3,752  09/01/2018  1
31403B  3Y  7                                       0        3,939  09/01/2018  1
31403B  3Z  4                                       0        3,050  09/01/2018  1
313633  UK  3                                       0            1  07/01/2019  1
31363C  MM  8                                       0            1  11/01/2019  1
31371J  L4  4                                       0           32  06/01/2030  1
31371J  XA  7                                       0           43  03/01/2031  1
31371K  HY  0                                       0          446  01/01/2032  1
31371K  WJ  6                    20,936        20,936       80,067  12/01/2032  1
31371K  XY  2                     9,784         9,784       21,531  01/01/2033  1
31371L  CD  9                                       0           72  09/01/2033  1


                                     QE05.4


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
31371L  DH  9  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             472,240       472,240
31382S  GP  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             119,998       119,998
31383P  2X  3  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 258           258
31383R  FV  9  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              49,555        49,555
31383W  X7  1  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 143           143
31385H  5B  4  FNMA 30YR                       05/01/2009 Various                                        1,913,184     1,817,833
31385J  GG  7  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              24,586        24,586
31385J  P5  1  FNMA 30YR                       05/01/2009 Various                                        1,393,243     1,324,131
31385J  RN  0  FNMA 30YR                       05/01/2009 Various                                        1,795,463     1,705,910
31386E  C4  8  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,412         1,412
31386H  CG  4  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,449         1,449
31386H  MR  9  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  55            55
31386M  ZB  9  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,963         1,963
31386P  UJ  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 550           550
31386R  KK  4  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 196           196
31387H  V5  6  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 528           528
31387T  X2  5  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 997           997
31387U  V6  5  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               3,970         3,970
31388M  NB  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 340           340
31388N  Q6  6  FNMA 30YR                       05/01/2009 Various                                        2,514,870     2,387,323
31389C  Q8  5  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              26,885        26,885
31389F  J9  4  FNMA 30YR                       05/01/2009 Various                                        2,676,728     2,536,008
31389T  VH  2  FNMA 30YR                       05/01/2009 Various                                          752,780       714,517
31390H  ST  3  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              11,625        11,625
31390K  CM  8  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              19,658        19,658
31390K  WQ  7  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               2,533         2,533
31390P  GK  7  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              75,621        75,621
31390Y  PN  2  FNMA 30YR                       05/01/2009 Various                                        2,314,347     2,202,235
31391F  TZ  1  FNMA 30YR                       05/01/2009 Various                                        7,657,441     7,275,667
31391U  C5  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              27,513        27,513
31391U  J2  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               2,016         2,016
31391W  5H  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              18,204        18,204
31400C  6B  5  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              82,661        82,661
31400F  C6  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              53,896        53,896
31400H  YZ  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              52,636        52,636
31400J  PF  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              71,165        71,165
31400J  RY  7  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             284,345       284,345
31400J  SJ  9  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             206,129       206,129
31400K  G3  4  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              21,957        21,957
31400K  GZ  3  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               8,232         8,232
31400Q  TN  3  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              33,929        33,929

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
31371L  DH  9        475,413     476,139                       (3,899)                 (3,899)                    472,240
31382S  GP  0        124,291     137,340                      (17,342)                (17,342)                    119,998
31383P  2X  3            262         262                           (4)                     (4)                        258
31383R  FV  9         48,518      47,554                        2,001                    2,001                     49,555
31383W  X7  1            140         136                            7                       7                         143
31385H  5B  4      1,872,510   1,885,640                       (3,950)                 (3,950)                  1,881,690
31385J  GG  7         25,454      27,453                       (2,867)                 (2,867)                     24,586
31385J  P5  1      1,363,959   1,373,757                       (3,102)                 (3,102)                  1,370,655
31385J  RN  0      1,757,221   1,771,115                       (3,720)                 (3,720)                  1,767,395
31386E  C4  8          1,452       1,497                          (85)                    (85)                      1,412
31386H  CG  4          1,473       1,531                          (83)                    (83)                      1,449
31386H  MR  9             57          60                           (5)                     (5)                         55
31386M  ZB  9          1,998       2,036                          (73)                    (73)                      1,963
31386P  UJ  0            562         586                          (37)                    (37)                        550
31386R  KK  4            201         210                          (14)                    (14)                        196
31387H  V5  6            537         567                          (39)                    (39)                        528
31387T  X2  5          1,005       1,023                          (26)                    (26)                        997
31387U  V6  5          4,003       4,034                          (64)                    (64)                      3,970
31388M  NB  0            346         360                          (20)                    (20)                        340
31388N  Q6  6      2,459,130   2,460,435                       (2,970)                 (2,970)                  2,457,465
31389C  Q8  5         27,087      27,452                         (567)                   (567)                     26,885
31389F  J9  4      2,612,286   2,625,980                         (327)                   (327)                  2,625,653
31389T  VH  2        736,008     742,491                       (1,066)                 (1,066)                    741,425
31390H  ST  3         11,774      11,900                         (275)                   (275)                     11,625
31390K  CM  8         20,153      21,249                       (1,591)                 (1,591)                     19,658
31390K  WQ  7          2,622       2,743                         (210)                   (210)                      2,533
31390P  GK  7         79,071      85,016                       (9,395)                 (9,395)                     75,621
31390Y  PN  2      2,268,474   2,284,726                       (7,064)                 (7,064)                  2,277,662
31391F  TZ  1      7,528,042   7,527,260                      (14,471)                (14,471)                  7,512,790
31391U  C5  2         28,816      30,941                       (3,427)                 (3,427)                     27,513
31391U  J2  2          2,112       2,235                         (219)                   (219)                      2,016
31391W  5H  0         18,745                                     (540)                   (540)                     18,204
31400C  6B  5         83,217      83,247                         (586)                   (586)                     82,661
31400F  C6  2         54,258      54,419                         (523)                   (523)                     53,896
31400H  YZ  0         52,989      52,959                         (324)                   (324)                     52,636
31400J  PF  0         73,311                                   (2,146)                 (2,146)                     71,165
31400J  RY  7        290,431     290,653                       (6,308)                 (6,308)                    284,345
31400J  SJ  9        212,345                                   (6,216)                 (6,216)                    206,129
31400K  G3  4         22,104      22,140                         (184)                   (184)                     21,957
31400K  GZ  3          8,288       8,304                          (71)                    (71)                      8,232
31400Q  TN  3         34,157      34,218                         (289)                   (289)                     33,929


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
31371L  DH  9                                       0       12,426  10/01/2033  1
31382S  GP  0                                       0        3,884  04/01/2029  1
31383P  2X  3                                       0            9  09/01/2029  1
31383R  FV  9                                       0        1,603  08/01/2029  1
31383W  X7  1                                       0            4  11/01/2029  1
31385H  5B  4                    31,494        31,494       47,594  02/01/2032  1
31385J  GG  7                                       0          740  06/01/2032  1
31385J  P5  1                    22,588        22,588       34,766  10/01/2032  1
31385J  RN  0                    28,069        28,069       44,846  11/01/2032  1
31386E  C4  8                                       0           43  04/01/2031  1
31386H  CG  4                                       0           48  12/01/2030  1
31386H  MR  9                                       0            2  01/01/2031  1
31386M  ZB  9                                       0           63  10/01/2030  1
31386P  UJ  0                                       0           20  01/01/2031  1
31386R  KK  4                                       0            7  02/01/2031  1
31387H  V5  6                                       0           17  05/01/2031  1
31387T  X2  5                                       0           33  07/01/2031  1
31387U  V6  5                                       0          130  07/01/2031  1
31388M  NB  0                                       0           10  09/01/2031  1
31388N  Q6  6                    57,405        57,405       63,345  01/01/2032  1
31389C  Q8  5                                       0          845  12/01/2031  1
31389F  J9  4                    51,075        51,075       67,362  01/01/2032  1
31389T  VH  2                    11,356        11,356       18,839  10/01/2032  1
31390H  ST  3                                       0          319  07/01/2033  1
31390K  CM  8                                       0          683  06/01/2032  1
31390K  WQ  7                                       0           78  08/01/2032  1
31390P  GK  7                                       0        2,304  08/01/2032  1
31390Y  PN  2                    36,685        36,685       57,446  09/01/2032  1
31391F  TZ  1                   144,651       144,651      191,084  09/01/2032  1
31391U  C5  2                                       0          751  01/01/2033  1
31391U  J2  2                                       0           62  01/01/2033  1
31391W  5H  0                                       0           76  04/01/2033  1
31400C  6B  5                                       0        2,097  04/01/2033  1
31400F  C6  2                                       0        1,430  03/01/2033  1
31400H  YZ  0                                       0        1,314  03/01/2033  1
31400J  PF  0                                       0          297  05/01/2033  1
31400J  RY  7                                       0        7,297  02/01/2033  1
31400J  SJ  9                                       0          859  02/01/2033  1
31400K  G3  4                                       0          553  03/01/2033  1
31400K  GZ  3                                       0          213  03/01/2033  1
31400Q  TN  3                                       0          875  04/01/2033  1


                                     QE05.5


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
31400R  MA  6  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              18,459        18,459
31400R  ML  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              56,980        56,980
31400R  NT  4  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 620           620
31400T  B2  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 536           536
31401A  GE  1  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              68,386        68,386
31401B  NS  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             109,082       109,082
31402C  PL  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             140,791       140,791
31402C  U6  7  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              23,268        23,268
31402E  AQ  1  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             431,619       431,619
31402K  CE  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              36,328        36,328
31402Q  LZ  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             171,809       171,809
31402Q  TR  2  FNMA 30YR                       05/01/2009 Various                                        3,162,000     3,004,728
31402X  EP  7  FNMA 30YR                       05/01/2009 Various                                        2,179,010     2,065,667
31402Y  GF  5  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             135,584       135,584
31403B  CG  6  FNMA 30YR                       05/01/2009 Various                                          157,914       149,899
31403F  JF  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              11,596        11,596
31403F  JW  5  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              12,877        12,877
31404M  6Q  6  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              95,092        95,092
31405A  TY  9  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              57,642        57,642
31405A  U9  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             170,954       170,954
31405D  D4  6  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              47,720        47,720
31406A  6Y  3  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 299           299
31406D  EL  6  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              54,647        54,647
31406D  FK  7  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             289,616       289,616
31406M  UD  6  FNMA 30YR                       05/01/2009 Various                                        6,106,505     5,798,037
31408E  G5  5  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             357,120       357,120
31414A  D5  8  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             102,144       102,144
31414K  6T  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              69,864        69,864
31414K  KS  8  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              12,034        12,034
31415P  3T  3  FNMA 30YR                       06/12/2009 Various                                       29,610,089    28,946,000
31416B  VH  8  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             587,618       587,618
31416R  HL  0  FNMA 30YR                       06/02/2009 Various                                       21,716,117    22,357,260
31414K  6R  6  FNMA 30YR ALT-A                 06/01/2009 SCHEDULED REDEMPTION                             721,019       721,019
31414K  6S  4  FNMA 30YR ALT-A                 06/01/2009 SCHEDULED REDEMPTION                           1,414,216     1,414,216
31377T  VK  9  FNMA 30YR MULTI                 06/01/2009 SCHEDULED REDEMPTION                               7,717         7,717
31377T  VL  7  FNMA 30YR MULTI                 06/01/2009 SCHEDULED REDEMPTION                               9,187         9,187
31377T  WC  6  FNMA 30YR MULTI                 06/01/2009 SCHEDULED REDEMPTION                               6,897         6,897
31377T  WK  8  FNMA 30YR MULTI                 06/01/2009 SCHEDULED REDEMPTION                              16,552        16,552
31371N  JC  0  FNMA 30YR 10/20 INT FIRST       06/09/2009 Various                                        6,843,715     6,693,156
31410G  NB  5  FNMA 30YR 10/20 INT FIRST       06/01/2009 SCHEDULED REDEMPTION                           1,925,321     1,925,321

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
31400R  MA  6         18,583      18,589                      (130)                      (130)                     18,459
31400R  ML  2         57,363      57,418                      (438)                      (438)                     56,980
31400R  NT  4            659         656                       (36)                       (36)                        620
31400T  B2  2            539         540                        (4)                        (4)                        536
31401A  GE  1         68,845      68,902                      (516)                      (516)                     68,386
31401B  NS  0        109,968     110,098                    (1,017)                    (1,017)                    109,082
31402C  PL  0        144,971                                (4,180)                    (4,180)                    140,791
31402C  U6  7         23,959                                  (691)                      (691)                     23,268
31402E  AQ  1        444,635                               (13,016)                   (13,016)                    431,619
31402K  CE  2         37,424                                (1,096)                    (1,096)                     36,328
31402Q  LZ  2        172,963     173,094                    (1,285)                    (1,285)                    171,809
31402Q  TR  2      3,108,955   3,141,143                    (6,508)                    (6,508)                  3,134,634
31402X  EP  7      2,092,779   2,119,948                      (147)                      (147)                  2,119,801
31402Y  GF  5        137,321     137,437                    (1,853)                    (1,853)                    135,584
31403B  CG  6        153,974     158,462                      (241)                      (241)                    158,220
31403F  JF  2         11,690      11,693                       (97)                       (97)                     11,596
31403F  JW  5         12,982      12,978                      (101)                      (101)                     12,877
31404M  6Q  6         93,220      93,132                     1,960                       1,960                     95,092
31405A  TY  9         56,507      56,445                     1,197                       1,197                     57,642
31405A  U9  2        167,589     167,184                     3,771                       3,771                    170,954
31405D  D4  6         46,780      46,686                     1,034                       1,034                     47,720
31406A  6Y  3            303         305                        (5)                        (5)                        299
31406D  EL  6         55,347      55,379                      (733)                      (733)                     54,647
31406D  FK  7        293,326     293,265                    (3,650)                    (3,650)                    289,616
31406M  UD  6      5,999,157   6,031,689                    (7,470)                    (7,470)                  6,024,219
31408E  G5  5        346,879     245,119                    10,041                      10,041                    357,120
31414A  D5  8        107,187     107,144                    (5,000)                    (5,000)                    102,144
31414K  6T  2         70,661                                  (797)                      (797)                     69,864
31414K  KS  8         12,174                                  (140)                      (140)                     12,034
31415P  3T  3     29,678,695                                (1,588)                    (1,588)                 29,677,107
31416B  VH  8        605,338                               (17,720)                   (17,720)                    587,618
31416R  HL  0     22,422,760                                  (852)                      (852)                 22,421,908
31414K  6R  6        748,508     745,452                   (24,433)                   (24,433)                    721,019
31414K  6S  4      1,468,133   1,464,637                   (50,421)                   (50,421)                  1,414,216
31377T  VK  9          8,026       7,986                      (269)                      (269)                      7,717
31377T  VL  7          9,521       9,478                      (291)                      (291)                      9,187
31377T  WC  6          6,937       6,932                       (35)                       (35)                      6,897
31377T  WK  8         17,002      16,943                      (390)                      (390)                     16,552
31371N  JC  0      6,486,716                                 9,892                      9,892                   6,496,608
31410G  NB  5      1,924,720   1,924,753                       568                        568                   1,925,321


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
31400R  MA  6                                       0          503  04/01/2033  1
31400R  ML  2                                       0        1,473  03/01/2033  1
31400R  NT  4                                       0           21  02/01/2033  1
31400T  B2  2                                       0           14  05/01/2033  1
31401A  GE  1                                       0        1,803  04/01/2033  1
31401B  NS  0                                       0        2,859  04/01/2033  1
31402C  PL  0                                       0          587  11/01/2033  1
31402C  U6  7                                       0           97  03/01/2034  1
31402E  AQ  1                                       0        1,798  07/01/2033  1
31402K  CE  2                                       0          151  08/01/2033  1
31402Q  LZ  2                                       0        4,609  08/01/2033  1
31402Q  TR  2                    27,366        27,366       79,155  11/01/2034  1
31402X  EP  7                    59,208        59,208       55,285  07/01/2033  1
31402Y  GF  5                                       0        3,535  10/01/2033  1
31403B  CG  6                      (306)         (306)       3,936  11/01/2033  1
31403F  JF  2                                       0          300  10/01/2033  1
31403F  JW  5                                       0          335  10/01/2033  1
31404M  6Q  6                                       0        2,514  06/01/2034  1
31405A  TY  9                                       0        1,553  06/01/2034  1
31405A  U9  2                                       0        4,372  06/01/2034  1
31405D  D4  6                                       0        1,300  07/01/2034  1
31406A  6Y  3                                       0            8  12/01/2034  1
31406D  EL  6                                       0        1,362  12/01/2034  1
31406D  FK  7                                       0        7,584  12/01/2034  1
31406M  UD  6                    82,286        82,286      153,494  01/01/2035  1
31408E  G5  5                                       0        7,578  01/01/2036  1
31414A  D5  8                                       0        3,376  11/01/2037  1
31414K  6T  2                                       0          945  01/01/2038  1
31414K  KS  8                                       0          146  01/01/2038  1
31415P  3T  3                   (67,018)      (67,018)      66,335  04/01/2037  1
31416B  VH  8                                       0        2,448  12/01/2034  1
31416R  HL  0                  (705,791)     (705,791)      99,303  06/01/2039  1
31414K  6R  6                                       0       23,327  01/01/2038  1
31414K  6S  4                                       0       41,875  01/01/2038  1
31377T  VK  9                                       0          209  04/01/2034  1
31377T  VL  7                                       0          249  04/01/2034  1
31377T  WC  6                                       0          175  03/01/2034  1
31377T  WK  8                                       0          438  03/01/2034  1
31371N  JC  0                   347,107       347,107      101,650  08/01/2037  1
31410G  NB  5                                       0       54,244  10/01/2037  1


                                     QE05.6


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
31411V  MZ  9  FNMA 30YR 10/20 INT FIRST       06/09/2009 Various                                        8,713,179     8,531,551
31411W  NR  4  FNMA 30YR 10/20 INT FIRST       06/09/2009 Various                                        3,820,854     3,740,078
31412A  D6  8  FNMA 30YR 10/20 INT FIRST       06/09/2009 Various                                       10,126,521     9,914,224
31412W  H6  6  FNMA 30YR 10/20 INT FIRST       06/09/2009 Various                                        1,635,867     1,600,779
31359S  J3  5  FNMA_01-19                      06/01/2009 SCHEDULED REDEMPTION                             101,800       101,800
31359S  JT  8  FNMA_01-5                       06/01/2009 SCHEDULED REDEMPTION                              23,754        23,754
31392C  KP  8  FNMA_02-15                      06/25/2009 SCHEDULED REDEMPTION                             145,743       145,743
31392F  P9  2  FNMA_02-82                      06/25/2009 SCHEDULED REDEMPTION                             263,536       263,536
31394A  E2  8  FNMA_04-69                      06/01/2009 SCHEDULED REDEMPTION                             256,677       256,677
31396V  M6  2  FNMA_07-47                      06/18/2009 GOLDMAN SACHS & CO                            26,848,472    26,690,000
31364H  AJ  6  FNSTR_E                         06/01/2009 SCHEDULED REDEMPTION                                 687           687
31364H  AM  9  FNSTR_F                         05/01/2009 Various                                               27            27
83162C  LX  9  SBAP_01-20                      06/01/2009 SCHEDULED REDEMPTION                             212,445       212,445
795485  AA  9  SBM6_86-1                       06/01/2009 SCHEDULED REDEMPTION                                 899           899
31374T  C3  1  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                              20,162        20,162
915217  RY  1  UNIVERSITY VA                   04/17/2009 JP MORGAN SECURITIES INC                       5,908,962     5,714,000
                                                                                                     ------------- -------------
3199999        Total - Bonds - U S
               Special Revenue & Assessment                                                            300,075,671   294,037,164
                                                                                                     ------------- -------------
BONDS - INDUSTRIAL AND MISCELLANEOUS
00432C  AG  6  ACCSS_01                        05/26/2009 SCHEDULED REDEMPTION                              35,906        35,906
004406  AA  2  ACE_06-GP1                      06/25/2009 SCHEDULED REDEMPTION                             190,783       190,783
03062X  AC  0  AMCAR_06-BG                     06/06/2009 SCHEDULED REDEMPTION                             497,411       497,411
86358R  7S  0  ARC_02-BC7                      06/01/2009 DIRECT WITH ISSUER                                             438,098
T0708B  AB  5  ATLANTIA SPA                 D  06/09/2009 BNP PARIBAS SECURITIES CORP                   28,529,194    24,980,047
05947U  C8  9  BACM_05-1                       05/01/2009 SCHEDULED REDEMPTION                                   0             0
05947U  D2  1  BACM_05-1                       06/01/2009 SCHEDULED REDEMPTION                             149,057       149,057
87203R  AA  0  BAE SYSTEMS ASSET TRUST      F  06/15/2009 SCHEDULED REDEMPTION                              59,449        59,449
084664  BG  5  BERKSHIRE HATHAWAY FINANCE
               CORP                            04/29/2009 BROADPOINT CAPITAL INC                         9,501,453     9,158,000
111021  AD  3  BRITISH TELECOMMUNICATIONS
               PUBLIC                       F  04/29/2009 BROADPOINT CAPITAL INC                        13,723,770    13,130,000
07383F  WD  6  BSCMS_03-PWR2                   06/01/2009 SCHEDULED REDEMPTION                             148,567       148,567
07383F  BX  5  BSCMS_99-CLF1                   05/15/2009 SCHEDULED REDEMPTION                                   0             0
12322U  AA  7  BUSHNELL LOAN FUND II_08-1A     04/28/2009 SCHEDULED REDEMPTION                           1,096,002     1,096,002
13055*  AA  5  CALIFORINA PORTLAND CEMENT
               COMPANY                         04/07/2009 MATURED                                          800,000       800,000
141781  AH  7  CARGILL INCORPORATED            04/15/2009 MATURED                                        3,000,000     3,000,000
14984W  AA  8  CBAC_07-1A                      06/01/2009 SCHEDULED REDEMPTION                             272,975       272,975
12489W  GC  2  CBASS_02-CB6                    06/25/2009 SCHEDULED REDEMPTION                             308,077       308,077
161505  EY  4  CCMSC_00-2                      06/01/2009 SCHEDULED REDEMPTION                              16,235        16,235
15131#  AA  4  CENEX HARVEST STATES COOP
               SR U                            06/19/2009 SCHEDULED REDEMPTION                             866,667       866,667
161571  BF  0  CHAIT_06-A3                     05/15/2009 SCHEDULED REDEMPTION                          10,000,000    10,000,000
210805  BD  8  CONTINENTAL AIRLINES PASS
               THROUGH                         04/01/2009 SCHEDULED REDEMPTION                              36,483        36,483
12629R  AA  4  CSAMF-4A                        04/10/2009 SCHEDULED REDEMPTION                             109,369       109,369

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
31411V  MZ  9      8,314,930   8,343,999                    49,038                     49,038                   8,393,037
31411W  NR  4      3,644,530   3,656,140                    34,678                     34,678                   3,690,818
31412A  D6  8      9,664,045   9,694,610                    81,405                     81,405                   9,776,016
31412W  H6  6      1,550,755                                 2,239                      2,239                   1,552,994
31359S  J3  5        106,810     106,695                    (4,896)                    (4,896)                    101,800
31359S  JT  8         24,036      24,031                      (277)                      (277)                     23,754
31392C  KP  8        146,892     145,743                                                    0                     145,743
31392F  P9  2        263,618     263,536                                                    0                     263,536
31394A  E2  8        267,826     271,421                   (14,745)                   (14,745)                    256,677
31396V  M6  2     25,242,902  25,424,698                    23,497                     23,497                  25,448,194
31364H  AJ  6            626         677                        10                         10                         687
31364H  AM  9             29          27                                                    0                          27
83162C  LX  9        211,383     211,529                       917                        917                     212,445
795485  AA  9            884         899                                                    0                         899
31374T  C3  1         20,174      20,173                      (10)                        (10)                     20,162
915217  RY  1      5,697,487                                                                0                   5,697,487
               ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
3199999
                 290,381,230 192,573,356         0        (212,502)        11,948    (224,451)           0    291,509,844
               ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
Bonds - Industr
00432C  AG  6         35,547      35,895                        10                         10                      35,906
004406  AA  2        190,783     190,783                                                    0                     190,783
03062X  AC  0        487,851     494,000                     3,411                      3,411                     497,411
86358R  7S  0         84,674      60,854    19,566          (2,255)                    17,310                       1,554
T0708B  AB  5     24,980,047  27,801,000                                                    0   (2,820,953)    24,980,047
05947U  C8  9              0           0                                                    0                           0
05947U  D2  1        146,768     147,689                     1,367                      1,367                     149,057
87203R  AA  0         61,999      58,383                     1,066                      1,066                      59,449
084664  BG  5
                   9,185,623   9,185,185                    (1,830)                    (1,830)                  9,183,354
111021  AD  3
                  14,201,870  13,436,417                   (49,561)                   (49,561)                 13,386,856
07383F  WD  6        142,266                                 6,302                      6,302                     148,567
07383F  BX  5              0           0                                                    0                           0
12322U  AA  7      1,096,002   1,096,002                                                    0                   1,096,002
13055*  AA  5
                     821,020     801,687                    (1,687)                    (1,687)                    800,000
141781  AH  7      3,255,867   3,013,975                   (13,975)                   (13,975)                  3,000,000
14984W  AA  8        272,884     272,918                        57                         57                     272,975
12489W  GC  2        308,077     308,077                                                    0                     308,077
161505  EY  4         17,500      16,468                      (234)                      (234)                     16,235
15131#  AA  4
                     900,772                               (34,105)                   (34,105)                    866,667
161571  BF  0     10,000,000  10,000,000                                                    0                  10,000,000
210805  BD  8
                      35,749      36,136                       346                        346                      36,483
12629R  AA  4        109,719     109,483                      (114)                      (114)                    109,369


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
31411V  MZ  9                   320,143       320,143      241,874  05/01/2037  1
31411W  NR  4                   130,035       130,035      106,402  04/01/2037  1
31412A  D6  8                   350,505       350,505      283,449  05/01/2037  1
31412W  H6  6                    82,873        82,873       23,856  07/01/2037  1
31359S  J3  5                                       0        3,170  05/01/2031  1
31359S  JT  8                                       0          813  03/01/2031  1
31392C  KP  8                                       0          753  04/25/2032  1
31392F  P9  2                                       0        1,166  12/25/2032  1
31394A  E2  8                                       0        7,842  05/01/2033  1
31396V  M6  2                 1,400,277     1,400,277      748,803  05/01/2035  1
31364H  AJ  6                                       0           19  09/01/2010  1
31364H  AM  9                                       0            0  05/01/2009  1
83162C  LX  9                                       0        6,188  12/01/2021  1FE
795485  AA  9                                       0           25  12/01/2011  1FE
31374T  C3  1                                       0          568  09/01/2013  1
915217  RY  1                   211,475       211,475               09/01/2039  1FE
               ----------  ------------  ------------  -----------  ----------  ---------
3199999
                        0     8,565,827     8,565,827    5,322,852      XXX     XXX
               ----------  ------------  ------------  -----------  ----------  ---------
Bonds - Industr
00432C  AG  6                                       0          464  05/25/2034  1FE
004406  AA  2                                       0          518  02/25/2031  1FE
03062X  AC  0                                       0       12,152  10/06/2011  2FE
86358R  7S  0                    (1,554)       (1,554)       2,216  10/25/2032  6FE
T0708B  AB  5   2,955,953       593,194     3,549,146    1,410,981  06/09/2014  1FE
05947U  C8  9                                       0               11/01/2042  1FE
05947U  D2  1                                       0        3,537  11/01/2042  1FE
87203R  AA  0                                       0        1,983  09/15/2013  2FE
084664  BG  5
                                318,099       318,099      330,625  08/15/2013  1FE
111021  AD  3
                                336,914       336,914      426,143  12/15/2010  2FE
07383F  WD  6                                       0        1,451  05/01/2039  1FE
07383F  BX  5                                       0               05/15/2030  1FE
12322U  AA  7                                       0       24,174  10/28/2015  1FE
13055*  AA  5
                                                    0       27,880  04/07/2009  2
141781  AH  7                                       0       94,500  04/15/2009  1FE
14984W  AA  8                                       0        7,778  07/01/2039  1FE
12489W  GC  2                                       0        3,577  01/25/2033  1FE
161505  EY  4                                       0          619  07/01/2032  1FE
15131#  AA  4
                                                    0       29,510  06/19/2013  2
161571  BF  0                                       0       24,733  07/15/2011  1FE
210805  BD  8
                                                    0        1,361  04/01/2015  3FE
12629R  AA  4                                       0        1,885  06/09/2016  1FE


                                     QE05.7

      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
22540A  3E  6  CSFB_01-CK3                     06/01/2009 SCHEDULED REDEMPTION                             146,124       146,124
22540V  N4  0  CSFB_02-HE11                    06/25/2009 SCHEDULED REDEMPTION                              14,322        14,322
22540A  LK  2  CSFB_99-C1                      06/11/2009 SCHEDULED REDEMPTION                           1,212,912     1,212,912
23243N  AF  5  CWL_06-S4                       06/01/2009 SCHEDULED REDEMPTION                             325,465       325,465
126683  AC  5  CWL_06-S5                       06/01/2009 SCHEDULED REDEMPTION                             142,689       142,689
12669R  AB  3  CWL_07-S1                       06/01/2009 SCHEDULED REDEMPTION                             299,073       299,073
12669R  AC  1  CWL_07-S1                       06/01/2009 SCHEDULED REDEMPTION                             299,073       299,073
25179M  AH  6  DEVON ENERGY CORPORATION        04/29/2009 Various                                        5,200,367     5,000,000
25244S  AD  3  DIAGEO FINANCE BV            F  06/18/2009 Various                                        5,161,785     4,950,000
23322B  CM  8  DLJCM_98-CG1                    06/01/2009 SCHEDULED REDEMPTION                             145,526       145,526
294751  BP  6  EQABS_02-5                      06/01/2009 SCHEDULED REDEMPTION                             154,270       154,270
31865Q  AH  4  FARGT_03-2                      04/15/2009 SCHEDULED REDEMPTION                             175,225       175,225
313855  F@  2  FEDERAL SIGNAL CORP             06/15/2009 Various                                        5,221,746     5,221,746
313855  F*  4  FEDERAL SIGNAL CORPORATION      05/30/2009 Various                                          799,247       799,247
G3144#  AB  6  FENNER INTERNATIONAL LTD
               SRNT                         F  06/01/2009 SCHEDULED REDEMPTION                             718,182       718,182
35729P  AK  6  FHLT_02-2                       06/25/2009 SCHEDULED REDEMPTION                             407,218       407,218
35729P  AT  7  FHLT_03-1                       05/26/2009 SCHEDULED REDEMPTION                              20,340        20,340
341081  DX  2  FLORIDA POWER & LIGHT
               COMPANY                         04/01/2009 MATURED                                        2,750,000     2,750,000
337378  AB  9  FUNBC_99-C4                     06/01/2009 SCHEDULED REDEMPTION                             859,275       859,275
36158Y  AB  5  GECMC_00-1                      06/01/2009 SCHEDULED REDEMPTION                              30,495        30,495
37636#  AE  0  GIVAUDAN (US) SR UNSEC NT
               SER E                           04/16/2009 MATURED                                        8,000,000     8,000,000
361849  QE  5  GMACC_01-C1                     06/01/2009 SCHEDULED REDEMPTION                               4,746         4,746
361849  CP  5  GMACC_97-C2                     06/01/2009 SCHEDULED REDEMPTION                              32,029        32,029
38141G  AA  2  GOLDMAN SACHS GROUP INC         05/15/2009 MATURED                                        7,750,000     7,750,000
36228C  SG  9  GSMS_04-C1                      06/01/2009 SCHEDULED REDEMPTION                              94,192        94,192
393505  KD  3  GT_95-9                         06/15/2009 SCHEDULED REDEMPTION                              80,609        80,609
449182  BL  7  HART_05-A                       06/15/2009 SCHEDULED REDEMPTION                             123,970       123,970
449182  BN  3  HART_05-A                       06/15/2009 SCHEDULED REDEMPTION                           1,011,017     1,011,017
22541N  HH  5  HEAT_02-3                       06/25/2009 SCHEDULED REDEMPTION                             167,708       167,708
991099  87  0  HUTCHISON WHAMPOA FIN        D  05/29/2009 MORGAN STANLEY                                51,467,571    43,136,111
449670  BB  3  IMCHE_96-2                      06/01/2009 SCHEDULED REDEMPTION                              34,334        34,334
452558  AR  0  IMPERIAL BANK                   04/01/2009 MATURED                                        5,000,000     5,000,000
G6177#  AA  1  INCHCAPE PLC                 F  05/20/2009 HIMCO OPERATIONAL TRANSACTION                  1,821,429     1,821,429
460146  BN  2  INTERNATIONAL PAPER COMPANY     05/20/2009 TENDER TRANSACTION                               144,560       139,000
464187  AF  0  IRWHE_02-A                      06/01/2009 SCHEDULED REDEMPTION                             161,722       161,722
617059  EU  0  JPMC_98-C6                      06/01/2009 SCHEDULED REDEMPTION                              58,660        58,660
46625M  2L  2  JPMCC_04-CB8                    06/01/2009 SCHEDULED REDEMPTION                              54,407        54,407
46625Y  GL  1  JPMCC_05-LDP1                   06/01/2009 SCHEDULED REDEMPTION                              17,555        17,555
46625Y  TY  9  JPMCC_05-LDP4                   06/01/2009 SCHEDULED REDEMPTION                              47,711        47,711
494368  BC  6  KIMBERLY-CLARK CORPORATION      05/27/2009 GOLDMAN SACHS & CO                             5,727,105     5,342,000

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
22540A  3E  6        159,629     149,467                    (3,343)                    (3,343)                    146,124
22540V  N4  0         14,322      14,322                                                    0                      14,322
22540A  LK  2      1,408,826   1,229,596                   (16,684)                   (16,684)                  1,212,912
23243N  AF  5        325,461     325,463                         2                          2                     325,465
126683  AC  5        142,686     142,687                         2                          2                     142,689
12669R  AB  3        299,070     299,072                         1                          1                     299,073
12669R  AC  1        299,058     299,064                         9                          9                     299,073
25179M  AH  6      4,985,148                                   102                        102                   4,985,249
25244S  AD  3      4,943,466   4,945,744                       430                        430                   4,946,173
23322B  CM  8        161,796     146,086                      (559)                      (559)                    145,526
294751  BP  6        154,270     154,270                                                    0                     154,270
31865Q  AH  4        175,225     175,225                                                    0                     175,225
313855  F@  2      5,224,827   5,223,317                    (1,002)                    (1,002)                  5,222,315
313855  F*  4        795,083     796,277                     1,903                      1,903                     798,180
G3144#  AB  6
                     752,899     737,590                   (19,408)                   (19,408)                    718,182
35729P  AK  6        405,437     403,145                     4,074                      4,074                     407,218
35729P  AT  7         20,324      20,340                                                    0                      20,340
341081  DX  2
                   2,653,098   2,746,142                     3,858                      3,858                   2,750,000
337378  AB  9        966,047     870,920                   (11,645)                   (11,645)                    859,275
36158Y  AB  5         31,406      30,711                      (216)                      (216)                     30,495
37636#  AE  0
                   8,000,000   8,000,000                                                    0                   8,000,000
361849  QE  5          5,237       4,924                      (178)                      (178)                      4,746
361849  CP  5         32,660      32,029                                                    0                      32,029
38141G  AA  2      7,761,090   7,750,668                      (668)                      (668)                  7,750,000
36228C  SG  9         89,452                                 4,740                      4,740                      94,192
393505  KD  3         83,254      80,732                      (123)                      (123)                     80,609
449182  BL  7        123,946     123,967                         2                          2                     123,970
449182  BN  3      1,010,864   1,011,005                        12                         12                   1,011,017
22541N  HH  5        167,708     167,708                                                    0                     167,708
991099  87  0     43,136,111  51,146,890                                                    0   (8,010,779)    43,136,111
449670  BB  3         35,616      35,106                      (773)                      (773)                     34,334
452558  AR  0      5,729,985   5,035,522                   (35,522)                   (35,522)                  5,000,000
G6177#  AA  1      1,821,429   1,821,429                                                    0                   1,821,429
460146  BN  2        140,337                                   (19)                       (19)                    140,318
464187  AF  0        161,677     161,722                                                    0                     161,722
617059  EU  0         64,116      59,216                      (555)                      (555)                     58,660
46625M  2L  2         50,661      51,493                     2,915                      2,915                      54,407
46625Y  GL  1         17,512      17,546                         9                          9                      17,555
46625Y  TY  9         47,948      47,786                       (75)                       (75)                     47,711
494368  BC  6      5,285,695   5,286,581                       277                        277                   5,286,858


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
22540A  3E  6                                       0        4,430  06/01/2034  1FE
22540V  N4  0                                       0          119  10/25/2032  1FE
22540A  LK  2                                       0       43,618  09/11/2041  1FE
23243N  AF  5                                       0        8,787  07/01/2034  3FE
126683  AC  5                                       0        3,846  06/01/2035  5FE
12669R  AB  3                                       0        8,042  11/01/2036  4FE
12669R  AC  1                                       0        8,331  11/01/2036  4FE
25179M  AH  6                   215,118       215,118       99,881  01/15/2019  2FE
25244S  AD  3                   215,612       215,612      197,790  04/01/2013  1FE
23322B  CM  8                                       0        4,749  06/01/2031  1FE
294751  BP  6                                       0        4,254  11/01/2032  1FE
31865Q  AH  4                                       0        1,616  09/15/2010  1FE
313855  F@  2                      (569)         (569)     253,246  06/15/2011  4
313855  F*  4                     1,067         1,067       38,429  05/30/2011  4
G3144#  AB  6
                                                    0       26,178  06/01/2012  2
35729P  AK  6                                       0        4,246  10/25/2033  1FE
35729P  AT  7                                       0          311  02/25/2033  3FE
341081  DX  2
                                                    0       80,781  04/01/2009  1FE
337378  AB  9                                       0       31,670  12/01/2031  1FE
36158Y  AB  5                                       0          939  01/01/2033  1FE
37636#  AE  0
                                                    0      166,400  04/16/2009  2
361849  QE  5                                       0          145  04/01/2034  1FE
361849  CP  5                                       0        1,154  04/01/2029  1FE
38141G  AA  2                                       0      257,688  05/15/2009  1FE
36228C  SG  9                                       0          708  10/01/2028  1FE
393505  KD  3                                       0        2,785  01/15/2026  1FE
449182  BL  7                                       0        2,446  02/15/2012  1FE
449182  BN  3                                       0       20,645  02/15/2012  1FE
22541N  HH  5                                       0        1,448  02/25/2033  3FE
991099  87  0   7,575,122       756,339     8,331,460    2,612,047  07/08/2013  1FE
449670  BB  3                                       0        1,327  07/01/2026  1FE
452558  AR  0                                       0      212,500  04/01/2009  1FE
G6177#  AA  1                                       0       53,195  05/23/2017  2
460146  BN  2                     4,242         4,242        2,059  09/01/2011  2FE
464187  AF  0                                       0        5,413  05/01/2032  1FE
617059  EU  0                                       0        1,593  01/01/2030  1FE
46625M  2L  2                                       0        1,003  01/01/2039  1FE
46625Y  GL  1                                       0          380  03/01/2046  1FE
46625Y  TY  9                                       0        1,119  10/01/2042  1FE
494368  BC  6                   440,247       440,247      294,923  08/01/2037  1FE


                                     QE05.8


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
49725V  AA  0  KIOWA POWER PARTNERS LLC
               SER A                           06/30/2009 SCHEDULED REDEMPTION                             194,242       194,242
493268  BB  1  KSLT_01-A                       06/29/2009 SCHEDULED REDEMPTION                              92,962        92,962
493268  BG  0  KSLT_02-A                       05/27/2009 SCHEDULED REDEMPTION                             163,529       163,529
501773  CS  2  LBCMT_99-C1                     05/01/2009 SCHEDULED REDEMPTION                             722,107       722,107
86359D  UE  5  LBSBC_05-2A                     06/01/2009 SCHEDULED REDEMPTION                              33,621        33,621
52520V  AB  9  LBSBC_06-2A                     05/01/2009 SCHEDULED REDEMPTION                             129,201       129,201
52108H  LG  7  LBUBS_02-C4                     06/11/2009 SCHEDULED REDEMPTION                              79,375        79,375
53117C  AG  7  LIBERTY PROP TR                 05/13/2009 CREDIT SUISSE FIRST BOSTON                     1,757,500     1,900,000
52521R  CN  9  LMT_07-5                        06/01/2009 SCHEDULED REDEMPTION                           1,253,769     1,253,769
52524P  AN  2  LXS_07-6                        06/01/2009 SCHEDULED REDEMPTION                             588,362       588,362
61744A  AK  6  MORGAN STANLEY TRACERS          05/07/2009 HIMCO OPERATIONAL TRANSACTION                  3,368,098     3,336,000
61746R  AG  6  MSAC_02-NC6                     06/25/2009 SCHEDULED REDEMPTION                             227,926       227,926
617451  CM  9  MSC_06-T21                      06/01/2009 SCHEDULED REDEMPTION                              69,107        69,107
61745M  NR  0  MSC_99-LIFE                     06/01/2009 SCHEDULED REDEMPTION                           4,085,357     4,085,357
61746W  GB  0  MSDWC_01-TOP1                   06/01/2009 SCHEDULED REDEMPTION                              28,929        28,929
61746W  HF  0  MSDWC_01-TOP3                   06/01/2009 SCHEDULED REDEMPTION                              66,107        66,107
61746W  WT  3  MSDWC_02-IQ3                    06/01/2009 SCHEDULED REDEMPTION                             114,602       114,602
674135  DM  7  OAK_98-B                        06/01/2009 SCHEDULED REDEMPTION                              32,058        32,058
674599  BX  2  OCCIDENTAL PETROLEUM
               CORPORATION                     05/14/2009 RBC DOMINION CAPITAL MARKETS                   1,869,644     1,884,000
68389X  AC  9  ORACLE CORPORATION              04/21/2009 Various                                        6,759,994     6,300,000
68389X  AE  5  ORACLE CORPORATION              05/04/2009 Various                                        5,502,355     5,325,000
694308  GJ  0  PACIFIC GAS & ELECTRIC CO       06/23/2009 DEUTSCHE BANK SECURITIES INC                  10,210,600    10,000,000
708696  BL  2  PENNSYLVANIA ELECTRIC
               COMPANY                         04/01/2009 MATURED                                        1,000,000     1,000,000
500472  AA  3  PHILIPS ELECTRONICS          F  06/17/2009 BARCLAYS CAPITAL INC                           6,909,429     6,844,000
500472  AC  9  PHILIPS ELECTRONICS          F  06/12/2009 BARCLAYS CAPITAL INC                           9,475,130     9,582,000
74438W  AB  2  PMCF_01-ROCK                    06/01/2009 SCHEDULED REDEMPTION                              81,322        81,322
69348H  BK  3  PNCMA_00-C1                     06/01/2009 SCHEDULED REDEMPTION                             365,270       365,270
73664#  AA  8  PORTLAND NATURAL GAS
               TRANSMISSION                    06/30/2009 SCHEDULED REDEMPTION                              70,364        70,364
74160M  DK  5  PRIME_04-CL1                    06/01/2009 SCHEDULED REDEMPTION                             123,936       123,936
74435S  AC  2  PRUDENTIAL PROPERTY INVT        04/01/2009 MATURED                                        5,000,000     5,000,000
75970J  AX  4  RAMC_07-1                       06/01/2009 SCHEDULED REDEMPTION                             634,270       634,270
760985  FA  4  RAMP_01-RS3                     06/01/2009 SCHEDULED REDEMPTION                             165,252       165,252
760985  GQ  8  RAMP_02-RS1                     04/01/2009 SCHEDULED REDEMPTION                               9,868         9,868
86359A  PY  3  SASC_03-BC2                     06/25/2009 Various                                          606,354       606,354
805564  GS  4  SAST_00-3                       06/01/2009 SCHEDULED REDEMPTION                              45,000        45,000
83162C  PV  9  SBAP_05-20J                     04/01/2009 SCHEDULED REDEMPTION                             218,673       218,673
83162C  QS  5  SBAP_06-20L                     04/03/2009 CREDIT SUISSE FIRST BOSTON                     5,626,394     5,397,020
79548C  BH  8  SBM7_01-C1                      06/01/2009 SCHEDULED REDEMPTION                             217,246       217,246
79549A  JJ  9  SBM7_01-C2                      06/01/2009 SCHEDULED REDEMPTION                              32,737        32,737
806605  AE  1  SCHERING-PLOUGH CORPORATION     06/12/2009 BANC OF AMERICA SECURITIES LLC                 2,663,175     2,500,000

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
49725V  AA  0
                     194,242     194,242                                                   0                      194,242
493268  BB  1         91,724      92,796                       166                       166                       92,962
493268  BG  0        163,529     163,529                                                   0                      163,529
501773  CS  2        743,912     722,689                      (581)                     (581)                     722,107
86359D  UE  5         33,617      33,618                         4                         4                       33,621
52520V  AB  9        129,195     129,195                         5                         5                      129,201
52108H  LG  7         79,770      79,493                      (118)                     (118)                      79,375
53117C  AG  7      2,028,957   1,957,757                    (5,563)                   (5,563)                   1,952,194
52521R  CN  9      1,266,580     791,621                   462,149                   462,149                    1,253,769
52524P  AN  2        595,900     593,946                    (5,584)                   (5,584)                     588,362
61744A  AK  6      3,436,480   3,371,781                    (3,683)                   (3,683)                   3,368,098
61746R  AG  6        225,065     227,398                       528                       528                      227,926
617451  CM  9         69,278      69,170                       (63)                      (63)                      69,107
61745M  NR  0      4,685,852   4,125,681                   (40,324)                  (40,324)                   4,085,357
61746W  GB  0         29,307      29,306                      (377)                     (377)                      28,929
61746W  HF  0         69,274      33,768                    (1,425)                   (1,425)                      66,107
61746W  WT  3        115,210     112,391                      (219)                     (219)                     114,602
674135  DM  7         32,044      32,058                                                   0                       32,058
674599  BX  2
                   1,870,661                                    18                        18                    1,870,679
68389X  AC  9      6,279,854   2,990,493                       299                       299                    6,280,546
68389X  AE  5      5,318,460   5,318,516                        24                        24                    5,318,541
694308  GJ  0      9,852,000   9,855,435                       999                       999                    9,856,434
708696  BL  2
                     900,440     995,812                     4,188                     4,188                    1,000,000
500472  AA  3      6,791,301   6,798,984                     4,662                     4,662                    6,803,646
500472  AC  9      9,421,981   9,423,308                       756                       756                    9,424,064
74438W  AB  2         82,986      81,885                      (563)                     (563)                      81,322
69348H  BK  3        417,593     372,816                    (7,545)                   (7,545)                     365,270
73664#  AA  8
                      70,364      70,364                                                   0                       70,364
74160M  DK  5        127,194     126,908                    (2,973)                   (2,973)                     123,936
74435S  AC  2      5,381,480   5,018,351                   (18,351)                  (18,351)                   5,000,000
75970J  AX  4        634,263     634,268                         2                         2                      634,270
760985  FA  4        173,282     170,211                    (4,959)                   (4,959)                     165,252
760985  GQ  8          9,623       9,690                       178                       178                        9,868
86359A  PY  3        591,763   1,711,540                     1,712                     1,712                      606,354
805564  GS  4         48,399      43,033                      (319)                     (319)                      45,000
83162C  PV  9        209,500                                 9,173                     9,173                      218,673
83162C  QS  5      5,397,020   5,397,020                                                   0                    5,397,020
79548C  BH  8        225,179     219,991                    (2,744)                   (2,744)                     217,246
79549A  JJ  9         35,861      33,692                      (955)                     (955)                      32,737
806605  AE  1      2,490,775   2,494,842                       426                       426                    2,495,269


      1             17           18            19           20           21          22
                                                                                    NAIC
                  FOREIGN                                  BOND                    DESIG-
                 EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                   GAIN         GAIN          GAIN         STOCK                     OR
                  (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP           ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION   DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
--------------  ----------  ------------  ------------  -----------  ----------  ---------
49725V  AA  0
                                                    0         4,673  12/30/2013  2FE
493268  BB  1                                       0           890  06/29/2037  1FE
493268  BG  0                                       0         1,988  11/30/2032  1FE
501773  CS  2                                       0         6,681  06/01/2031  1FE
86359D  UE  5                                       0           928  09/01/2030  1FE
52520V  AB  9                                       0         3,631  09/01/2036  1FE
52108H  LG  7                                       0         1,530  09/11/2026  1FE
53117C  AG  7                  (194,694)     (194,694)       91,853  08/15/2012  2FE
52521R  CN  9                                       0        39,315  06/01/2037  2FE
52524P  AN  2                                       0        18,281  05/01/2037  1FE
61744A  AK  6                                       0        74,588  06/15/2012  2FE
61746R  AG  6                                       0         2,117  11/25/2032  1FE
617451  CM  9                                       0         1,611  10/01/2052  1FE
61745M  NR  0                                       0       133,087  04/01/2033  1FE
61746W  GB  0                                       0           912  02/01/2033  1FE
61746W  HF  0                                       0         1,471  07/01/2033  1FE
61746W  WT  3                                       0         2,470  09/01/2037  1FE
674135  DM  7                                       0           965  03/01/2017  1FE
674599  BX  2
                                 (1,035)       (1,035)          864  06/01/2016  1FE
68389X  AC  9                   479,448       479,448       189,488  04/15/2018  1FE
68389X  AE  5                   183,815       183,815       188,412  04/15/2038  1FE
694308  GJ  0                   354,166       354,166       475,278  03/01/2037  1FE
708696  BL  2
                                                    0        30,625  04/01/2009  2FE
500472  AA  3                   105,783       105,783       247,073  03/11/2013  1FE
500472  AC  9                    51,066        51,066       491,543  03/11/2038  1FE
74438W  AB  2                                       0         2,544  05/01/2034  1FE
69348H  BK  3                                       0        12,910  02/01/2010  1FE
73664#  AA  8
                                                    0         2,076  12/31/2018  2
74160M  DK  5                                       0         3,459  02/01/2034  1FE
74435S  AC  2                                       0       165,625  04/01/2009  1FE
75970J  AX  4                                       0        16,538  04/01/2037  1FE
760985  FA  4                                       0         3,993  10/01/2031  3FE
760985  GQ  8                                       0           243  01/01/2032  1FE
86359A  PY  3                                       0           129  02/25/2033  1FE
805564  GS  4                                       0         1,767  12/01/2030  1FE
83162C  PV  9                                       0         5,631  10/01/2025  1FE
83162C  QS  5                   229,373       229,373        97,482  12/01/2026  1FE
79548C  BH  8                                       0         6,817  12/01/2035  1FE
79549A  JJ  9                                       0         1,007  10/01/2011  1FE
806605  AE  1                   167,906       167,906        75,542  12/01/2013  2FE


                                     QE05.9


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
80281W  AD  3  SDART_07-3                      06/15/2009 SCHEDULED REDEMPTION                           3,411,379     3,411,379
84860R  AA  1  SPMF_06-1A                      06/01/2009 SCHEDULED REDEMPTION                              52,051        52,051
85458#  AA  2  STANLEY ACCOUNT VALUE
               PLAN TRUST                      06/30/2009 SCHEDULED REDEMPTION                              14,616        14,616
866348  AA  3  SUMM_02-1                       06/12/2009 SCHEDULED REDEMPTION                             234,363       234,363
878742  AE  5  TECK COMINCO LIMITED         A  06/04/2009 Various                                        4,313,400     7,170,000
88031V  AA  7  TENASKA GATEWAY PARTNERS LTD    06/30/2009 SCHEDULED REDEMPTION                              51,765        51,765
881575  AC  8  TESCO PLC                    F  06/12/2009 JP MORGAN SECURITIES INC                       2,908,650     3,000,000
913903  AN  0  UNIVERSAL HEALTH SERVICES
               INC                             06/16/2009 ALADDIN CAPITAL                                9,972,616    10,000,000
924172  D@  5  VERMONT TRANSCO LLC SERIES L
               FMB                             04/01/2009 SCHEDULED REDEMPTION                              12,234        12,234
863572  L9  2  WAMU_00-1                       06/25/2009 SCHEDULED REDEMPTION                              41,685        41,685
94106L  AE  9  WASTE MANAGEMENT INC            05/15/2009 MATURED                                       10,050,000    10,050,000
929766  BJ  1  WBCMT_02-C2                     06/01/2009 SCHEDULED REDEMPTION                              82,160        82,160
929766  B8  5  WBCMT_05-C17                    06/01/2009 SCHEDULED REDEMPTION                             139,866       139,866
92976B  FP  2  WBCMT_06-C24                    06/01/2009 SCHEDULED REDEMPTION                              43,836        43,836
94985F  AA  6  WFALT_07-PA2                    06/01/2009 SCHEDULED REDEMPTION                             660,833       660,833
949837  AA  6  WFMBS_07-10                     06/01/2009 SCHEDULED REDEMPTION                           1,036,827     1,036,827
                                                                                                     ------------- -------------
3899999.       Total - Bonds - Industrial &
               Miscellaneous                                                                           278,844,197   267,562,686
                                                                                                     ------------- -------------
BONDS - CREDIT TENANT LOANS
93114C  AA  9  LEHMAN C P INC WAL-MART
               LEASE-BK                        06/10/2009 SCHEDULED REDEMPTION                             180,013       180,013
                                                                                                     ------------- -------------
4199999.       Total - Bonds - Credit
               Tenant Loans                                                                                180,013       180,013
                                                                                                     ------------- -------------
BONDS - HYBRID SECURITIES
055967  AA  1  BOI CAPITAL FUNDING NO 2 LP     06/22/2009 TENDER TRANSACTION                             2,834,400     7,086,000
49326Y  AA  7  KEYCORP CAPITAL II              06/15/2009 GOLDMAN SACHS & CO                               400,000       500,000
                                                                                                     ------------- -------------
4899999.       Total - Bonds - Hybrid
               Securities                                                                                3,234,400     7,586,000
                                                                                                     ------------- -------------
8399997.       Total - Bonds - Part 4                                                                1,011,748,314 1,010,928,481
                                                                                                     ------------- -------------
8399999.       Total - Bonds                                                                         1,011,748,314 1,010,928,481
                                                                                                     ------------- -------------
9999999.       Total - Bonds, Preferred and
               Common Stocks                                                                         1,011,748,314           XXX
                                                                                                     ============= =============

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
80281W  AD  3      3,411,171   3,411,311                        68                        68                    3,411,379
84860R  AA  1         52,034      52,036                        14                        14                       52,051
85458#  AA  2
                      14,616      14,616                                                   0                       14,616
866348  AA  3        234,363     234,363                                                   0                      234,363
878742  AE  5      2,845,953   2,849,571                     4,213                     4,213                    2,853,784
88031V  AA  7         43,953                                 7,812                     7,812                       51,765
881575  AC  8      2,825,940   2,826,870                       953                       953                    2,827,822
913903  AN  0
                  10,670,900  10,555,928                   (26,782)                  (26,782)                  10,529,146
924172  D@  5
                      12,234      12,234                                                   0                       12,234
863572  L9  2         41,685      41,685                                                   0                       41,685
94106L  AE  9     10,208,260  10,060,694                   (10,694)                  (10,694)                  10,050,000
929766  BJ  1         82,158      82,160                         1                         1                       82,160
929766  B8  5        140,560     140,016                      (150)                     (150)                     139,866
92976B  FP  2         44,056      44,089                      (252)                     (252)                      43,836
94985F  AA  6        646,816     647,756                    13,077                    13,077                      660,833
949837  AA  6      1,016,577   1,019,027                    17,800                    17,800                    1,036,827
               ------------- -----------     ------       --------        ------    --------    ----------  -------------
3899999.
                 266,629,580 263,128,663     19,566        231,364             0     250,930    ##########    263,074,675
               ------------- -----------     ------       --------        ------    --------    ----------  -------------
BONDS - CREDIT TENANT LOANS
93114C  AA  9
                     204,832     195,613                   (15,600)                  (15,600)                     180,013
               ------------- -----------                  --------                  --------                -------------
4199999.
                     204,832     195,613          0        (15,600)            0     (15,600)            0        180,013
               ------------- -----------     ------       --------        ------    --------    ----------  -------------
BONDS - HYBRID SECURITIES
055967  AA  1      7,086,000   7,086,000                                                   0                    7,086,000
49326Y  AA  7        459,580     463,615                       358                       358                      463,974
               ------------- -----------                  --------                  --------                -------------
4899999.
                   7,545,580   7,549,615          0            358             0         358             0      7,549,974
               ------------- -----------     ------       --------        ------    --------    ----------  -------------
8399997.       1,013,043,495 508,650,951     19,566       (265,184)       11,948    (257,567)   ##########  1,010,338,495
               ------------- -----------     ------       --------        ------    --------    ----------  -------------
8399999.       1,013,043,495 508,650,951     19,566       (265,184)       11,948    (257,567)   ##########  1,010,338,495
               ------------- -----------     ------       --------        ------    --------    ----------  -------------
9999999.
               1,013,043,495 508,650,951     19,566       (265,184)       11,948    (257,567)   ##########  1,010,338,495
               ============= ===========     ======       ========        ======    ========    ==========  =============


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
80281W  AD  3                                      0        89,699  08/15/2012  2FE
84860R  AA  1                                      0         1,416  03/01/2024  2FE
85458#  AA  2
                                                   0           419  12/31/2009  1
866348  AA  3                                      0         1,137  08/12/2047  1FE
878742  AE  5                1,459,616     1,459,616       268,443  10/01/2035  3FE
88031V  AA  7                                      0           783  12/30/2023  2FE
881575  AC  8                   80,828        80,828       108,650  11/15/2037  1FE
913903  AN  0
                              (556,530)     (556,530)      323,289  06/30/2016  2FE
924172  D@  5
                                                   0           447  04/01/2018  1
863572  L9  2                                      0           343  01/25/2040  1FE
94106L  AE  9                                      0       345,469  05/15/2009  2FE
929766  BJ  1                                      0         1,574  11/01/2034  1FE
929766  B8  5                                      0         3,186  03/01/2042  1FE
92976B  FP  2                                      0         1,143  03/01/2045  1FE
94985F  AA  6                                      0        18,702  06/01/2037  3FE
949837  AA  6                                      0        29,277  07/01/2037  4FE
                                          ----------    ----------
3899999.
               10,531,074    5,238,448    15,769,522    10,466,334      XXX     XXX
               ----------   ----------    ----------    ----------
BONDS - CREDIT TENANT LOANS
93114C  AA  9
                                                   0         7,399  01/10/2017  1
                                          ----------    ----------
4199999.
                        0            0             0         7,399      XXX     XXX
               ----------   ----------    ----------    ----------
BONDS - HYBRID SECURITIES
055967  AA  1               (4,251,600)   (4,251,600)      348,706  12/01/2049  4FE
49326Y  AA  7                  (63,974)      (63,974)       25,590  03/17/2029  2FE
                            ----------    ----------    ----------
4899999.
                        0   (4,315,574)   (4,315,574)      374,296      XXX     XXX
               ----------   ----------    ----------    ----------
8399997.       10,361,356   (8,951,537)    1,409,818    21,008,621      XXX     XXX
               ----------   ----------    ----------    ----------
8399999.       10,361,356   (8,951,537)    1,409,818    21,008,621      XXX     XXX
               ----------   ----------    ----------    ----------
9999999.
               10,361,356   (8,951,537)    1,409,818    21,008,621      XXX     XXX
               ==========   ==========    ==========    ==========

(a) For all common stock bearing the NAIC market indicator "U" provide: the number of such issues: 0.


                                     QE05.10

                        SCHEDULE DB - PART A - SECTION 1

Showing All Options, Caps, Floors and Insurance Futures Options Owned at Current
                                 Statement Date

                               1                                       2            3           4           5
                                                                   NUMBER OF     DATE OF     STRIKE
                                                                 CONTRACTS OR   MATURITY,    PRICE,        DATE
                                                                   NOTIONAL    EXPIRY, OR    RATE OR        OF
                          DESCRIPTION                               AMOUNT     SETTLEMENT     INDEX    ACQUISITION
---------------------------------------------------------------  ------------  ----------  ----------  -----------
CALL OPTIONS - OTHER DERIVATIVE TRANSACTIONS
COMMON STOCK WARRANT                                                    1,000  06/30/2013        1.25   06/30/2003
S&P IDX CALL @ 110 02/02/11                                           125,000  02/02/2011        110.   09/29/2005
USD PUT/JPY CALL @ 95 EO                                          500,000,000  01/07/2010         95.   02/25/2009
USD PUT/JPY CALL @ 95 EO                                          125,000,000  01/07/2010         95.   02/26/2009
USD PUT/JPY CALL @ 95 EO                                          125,000,000  01/07/2010         95.   02/27/2009
USD PUT/JPY CALL @ 95 EO                                          125,000,000  01/07/2010         95.   03/03/2009
USD PUT/JPY CALL @ 95 EO                                          125,000,000  01/07/2010         95.   03/03/2009
0399999. Subtotal - Call Options - Other Derivative Transaction
0499999. Subtotal - Call Options
PUT OPTIONS - OTHER DERIVATIVE TRANSACTIONS
EAFE IDX PUT @ 2136.61 08/29/11                                        46,803  08/29/2011    2,136.61   08/29/2007
EAFE IDX PUT @ 2136.61 08/29/12                                        46,803  08/29/2012    2,136.61   08/29/2007
EAFE IDX PUT @ 2198.29 08/09/12                                        22,745  08/09/2012    2,198.29   08/09/2007
EAFE IDX PUT @ 2200.06 08/02/17                                        45,453  08/02/2017    2,200.06   08/02/2007
FWD S&P IDX PUT @100% TBD 03/31/10                                     50,000  11/11/2015  TBD          11/14/2006
FWD S&P IDX PUT @100% TBD 05/20/10                                     50,000  05/22/2017  TBD          11/17/2006
FWD S&P IDX PUT @100% TBD 09/14/09                                     45,000  03/14/2016  TBD          06/12/2006
NDX IDX PUT @ 1193.4 08/17/09                                          22,624  08/17/2009     1,193.4   09/29/2005
NDX IDX PUT @ 1429.2 01/14/10                                          20,991  01/14/2010     1,429.2   09/29/2005
NDX IDX PUT @ 1450 04/25/11                                            13,000  04/25/2011      1,450.   10/25/2006
NDX IDX PUT @ 1470.05 08/26/09                                         10,204  08/26/2009    1,470.05   09/29/2005
NDX IDX PUT @ 1475 07/25/11                                            13,000  07/25/2011      1,475.   10/25/2006
S&P IDX PUT @ 1011.74 03/01/12                                        114,000  03/01/2012    1,011.74   09/29/2005
S&P IDX PUT @ 1041 07/15/13                                            25,500  07/15/2013      1,041.   12/01/2008
S&P IDX PUT @ 1070 10/23/14                                             5,300  10/23/2014      1,070.   12/01/2008
S&P IDX PUT @ 1102 06/30/14                                            23,500  06/30/2014      1,102.   12/01/2008
S&P IDX PUT @ 1135 12/31/10                                            54,000  12/31/2010      1,135.   10/02/2006
S&P IDX PUT @ 1135.52 01/07/11                                        140,905  01/07/2011    1,135.52   01/07/2008
S&P IDX PUT @ 1190 09/29/11                                            24,000  09/29/2011      1,190.   09/26/2006
S&P IDX PUT @ 1190 09/30/10                                            26,000  09/30/2010      1,190.   09/26/2006
S&P IDX PUT @ 1200 10/24/11                                            65,000  10/24/2011      1,200.   12/01/2008
S&P IDX PUT @ 1207 02/11/10                                            16,000  02/11/2010      1,207.   09/29/2005
S&P IDX PUT @ 1213.01 08/29/16                                         45,000  08/29/2016    1,213.01   06/20/2006
S&P IDX PUT @ 1221.59 09/01/10                                         80,500  09/01/2010    1,221.59   09/29/2005
S&P IDX PUT @ 1238.34 01/19/16                                         20,000  01/19/2016    1,238.34   03/20/2006
S&P IDX PUT @ 1250 01/09/12                                            40,000  01/09/2012      1,250.   10/11/2006
S&P IDX PUT @ 1250 10/10/11                                            40,000  10/10/2011      1,250.   10/11/2006
S&P IDX PUT @ 1290 01/23/23                                            38,760  01/23/2023      1,290.   01/23/2008
S&P IDX PUT @ 1350 10/24/11                                            65,000  10/24/2011      1,350.   12/01/2008
S&P IDX PUT @ 1422.48 12/18/12                                         26,000  12/18/2012    1,422.48   12/16/2005
S&P IDX PUT @ 1445.94 06/23/14                                         45,000  06/23/2014    1,445.94   12/01/2008
S&P IDX PUT @ 1561.8 09/22/14                                          45,000  09/22/2014     1,561.8   12/01/2008
S&P IDX PUT @ 903.25 12/05/16                                          50,000  12/05/2016      903.25   11/14/2006
S&P IDX PUT @ 952 10/23/13                                              5,300  10/23/2013        952.   12/01/2008
S&P IDX PUT @1251.70 08/15/16                                          45,000  08/15/2016    1,251.7    06/20/2006
S&P IDX PUT @669 12/30/13                                              58,000  12/30/2013        669.   12/21/2006
S&P IDX PUT @923.72 12/14/15                                           45,000  12/14/2015     923.72    06/12/2006
SPX PUT SPREAD 01/15/10                                               290,000  01/15/2010        750.   05/05/2009
SPX PUT SPREAD 01/15/10                                               350,000  01/15/2010        750.   05/07/2009
SPX PUT SPREAD 01/15/10                                               375,000  01/15/2010        750.   05/11/2009
SPX PUT SPREAD 01/15/10                                               330,000  01/15/2010        850.   05/15/2009
SPX PUT SPREAD 01/15/10                                               725,000  01/15/2010        750.   05/18/2009

                               1                                               6                    7            8        9

                                                                                                  COST/
                                                                          EXCHANGE OR            OPTION        BOOK
                          DESCRIPTION                                    COUNTERPARTY            PREMIUM       VALUE      *
---------------------------------------------------------------  ----------------------------  -----------  -----------  ---
CALL OPTIONS - OTHER DERIVATIVE TRANSACTIONS
COMMON STOCK WARRANT                                             ANNUITY AND LIFE RE (HLDNGS)
S&P IDX CALL @ 110 02/02/11                                      MORGAN STANLEY INTL             4,060,748    4,060,748
USD PUT/JPY CALL @ 95 EO                                         BARCLAYS BANK PLC              26,125,000   26,125,000
USD PUT/JPY CALL @ 95 EO                                         DEUTSCHE BANK, AG               5,612,500    5,612,500
USD PUT/JPY CALL @ 95 EO                                         DEUTSCHE BANK, AG               6,376,250    6,376,250
USD PUT/JPY CALL @ 95 EO                                         JP MORGAN CHASE BANK            5,778,125    5,778,125
USD PUT/JPY CALL @ 95 EO                                         BARCLAYS BANK PLC               5,662,500    5,662,500
0399999. Subtotal - Call Options - Other Derivative Transaction                                 53,615,123   53,615,123  XXX
0499999. Subtotal - Call Options                                                                53,615,123   53,615,123  XXX
PUT OPTIONS - OTHER DERIVATIVE TRANSACTIONS
EAFE IDX PUT @ 2136.61 08/29/11                                  MORGAN STANLEY INTL            13,625,000   13,625,000
EAFE IDX PUT @ 2136.61 08/29/12                                  MORGAN STANLEY INTL            14,705,000   14,705,000
EAFE IDX PUT @ 2198.29 08/09/12                                  MORGAN STANLEY INTL             6,405,000    6,405,000
EAFE IDX PUT @ 2200.06 08/02/17                                  MORGAN STANLEY INTL            13,500,001   13,500,001
FWD S&P IDX PUT @100% TBD 03/31/10                               CITIBANK, N.A                   7,084,500    7,084,500
FWD S&P IDX PUT @100% TBD 05/20/10                               JP MORGAN CHASE BANK            7,823,500    7,823,500
FWD S&P IDX PUT @100% TBD 09/14/09                               MERRILL LYNCH INTL              6,989,940    6,989,940
NDX IDX PUT @ 1193.4 08/17/09                                    JP MORGAN CHASE BANK            1,294,373    1,294,373
NDX IDX PUT @ 1429.2 01/14/10                                    JP MORGAN CHASE BANK            2,227,919    2,227,919
NDX IDX PUT @ 1450 04/25/11                                      CREDIT SUISSE FB INT            1,130,350    1,130,350
NDX IDX PUT @ 1470.05 08/26/09                                   JP MORGAN CHASE BANK            1,149,916    1,149,916
NDX IDX PUT @ 1475 07/25/11                                      CREDIT SUISSE FB INT            1,223,300    1,223,300
S&P IDX PUT @ 1011.74 03/01/12                                   DEUTSCHE BANK, AG               8,221,280    8,221,280
S&P IDX PUT @ 1041 07/15/13                                      DEUTSCHE BANK, AG               2,630,177    2,630,177
S&P IDX PUT @ 1070 10/23/14                                      DEUTSCHE BANK, AG                 618,563      618,563
S&P IDX PUT @ 1102 06/30/14                                      DEUTSCHE BANK, AG               2,422,606    2,422,606
S&P IDX PUT @ 1135 12/31/10                                      JP MORGAN CHASE BANK            3,279,420    3,279,420
S&P IDX PUT @ 1135.52 01/07/11                                   DEUTSCHE BANK, AG              13,800,038   13,800,038
S&P IDX PUT @ 1190 09/29/11                                      DEUTSCHE BANK, AG               2,561,455    2,561,455
S&P IDX PUT @ 1190 09/30/10                                      DEUTSCHE BANK, AG               2,387,211    2,387,211
S&P IDX PUT @ 1200 10/24/11                                      JP MORGAN CHASE BANK            6,376,500    6,376,500
S&P IDX PUT @ 1207 02/11/10                                      MERRILL LYNCH INTL              1,724,323    1,724,323
S&P IDX PUT @ 1213.01 08/29/16                                   CITIBANK, N.A                   6,588,726    6,588,726
S&P IDX PUT @ 1221.59 09/01/10                                   DEUTSCHE BANK, AG               9,495,515    9,495,515
S&P IDX PUT @ 1238.34 01/19/16                                   CREDIT SUISSE FB INT            2,453,600    2,453,600
S&P IDX PUT @ 1250 01/09/12                                      MORGAN STANLEY INTL             3,882,000    3,882,000
S&P IDX PUT @ 1250 10/10/11                                      MORGAN STANLEY INTL             3,682,000    3,682,000
S&P IDX PUT @ 1290 01/23/23                                      MORGAN STANLEY INTL             8,800,070    8,800,070
S&P IDX PUT @ 1350 10/24/11                                      JP MORGAN CHASE BANK            8,758,750    8,758,750
S&P IDX PUT @ 1422.48 12/18/12                                   DEUTSCHE BANK, AG               3,709,888    3,709,888
S&P IDX PUT @ 1445.94 06/23/14                                   DEUTSCHE BANK, AG               6,115,820    6,115,820
S&P IDX PUT @ 1561.8 09/22/14                                    DEUTSCHE BANK, AG               6,200,370    6,200,370
S&P IDX PUT @ 903.25 12/05/16                                    CREDIT SUISSE FB INT            7,773,000    7,773,000
S&P IDX PUT @ 952 10/23/13                                       DEUTSCHE BANK, AG                 465,128      465,128
S&P IDX PUT @1251.70 08/15/16                                    CITIBANK, N.A                   6,583,136    6,583,136
S&P IDX PUT @669 12/30/13                                        GOLDMAN SACHS INTL              6,170,040    6,170,040
S&P IDX PUT @923.72 12/14/15                                     MERRILL LYNCH INTL              6,961,905    6,961,905
SPX PUT SPREAD 01/15/10                                          UNION BANK OF SWITZE            8,324,450    8,324,450
SPX PUT SPREAD 01/15/10                                          UNION BANK OF SWITZE            9,909,900    9,909,900
SPX PUT SPREAD 01/15/10                                          MERRILL LYNCH INTL              9,641,250    9,641,250
SPX PUT SPREAD 01/15/10                                          DEUTSCHE BANK, AG              19,848,312   19,848,312
SPX PUT SPREAD 01/15/10                                          BNP PARIBAS                    19,393,750   19,393,750

                               1                                      10           11            12            13           14
                                                                                            YEAR TO DATE     USED TO       OTHER
                                                                                             INCREASE/    ADJUST BASIS  INVESTMENT/
                                                                  STATEMENT       FAIR       (DECREASE)     OF HEDGED  MISCELLANEOUS
                          DESCRIPTION                               VALUE        VALUE     BY ADJUSTMENT      ITEM        INCOME
---------------------------------------------------------------  -----------  -----------  -------------  ------------ -------------
CALL OPTIONS - OTHER DERIVATIVE TRANSACTIONS
COMMON STOCK WARRANT                                                  67,253       67,253
S&P IDX CALL @ 110 02/02/11                                       13,916,688   13,916,688
USD PUT/JPY CALL @ 95 EO                                          17,441,805   17,441,805
USD PUT/JPY CALL @ 95 EO                                           4,360,451    4,360,451
USD PUT/JPY CALL @ 95 EO                                           4,360,451    4,360,451
USD PUT/JPY CALL @ 95 EO                                           4,360,451    4,360,451
USD PUT/JPY CALL @ 95 EO                                           4,360,451    4,360,451
0399999. Subtotal - Call Options - Other Derivative Transaction   48,867,551   48,867,551        0             0             0
0499999. Subtotal - Call Options                                  48,867,551   48,867,551        0             0             0
PUT OPTIONS - OTHER DERIVATIVE TRANSACTIONS
EAFE IDX PUT @ 2136.61 08/29/11                                   39,352,807   39,352,807
EAFE IDX PUT @ 2136.61 08/29/12                                   38,525,345   38,525,345
EAFE IDX PUT @ 2198.29 08/09/12                                   19,964,546   19,964,546
EAFE IDX PUT @ 2200.06 08/02/17                                   32,231,064   32,231,064
FWD S&P IDX PUT @100% TBD 03/31/10                                 9,228,111    9,228,111
FWD S&P IDX PUT @100% TBD 05/20/10                                 9,405,948    9,405,948
FWD S&P IDX PUT @100% TBD 09/14/09                                 9,049,572    9,049,572
NDX IDX PUT @ 1193.4 08/17/09                                         95,056       95,056
NDX IDX PUT @ 1429.2 01/14/10                                      2,005,532    2,005,532
NDX IDX PUT @ 1450 04/25/11                                        2,488,358    2,488,358
NDX IDX PUT @ 1470.05 08/26/09                                       556,035      556,035
NDX IDX PUT @ 1475 07/25/11                                        2,764,313    2,764,313
S&P IDX PUT @ 1011.74 03/01/12                                    23,592,746   23,592,746
S&P IDX PUT @ 1041 07/15/13                                        6,203,936    6,203,936
S&P IDX PUT @ 1070 10/23/14                                        1,417,722    1,417,722
S&P IDX PUT @ 1102 06/30/14                                        6,652,966    6,652,966
S&P IDX PUT @ 1135 12/31/10                                       15,495,530   15,495,530
S&P IDX PUT @ 1135.52 01/07/11                                    36,407,073   36,407,073
S&P IDX PUT @ 1190 09/29/11                                        9,807,336    9,807,336
S&P IDX PUT @ 1190 09/30/10                                       10,628,771   10,628,771
S&P IDX PUT @ 1200 10/24/11                                       20,947,298   20,947,298
S&P IDX PUT @ 1207 02/11/10                                        4,756,172    4,756,172
S&P IDX PUT @ 1213.01 08/29/16                                    15,355,999   15,355,999
S&P IDX PUT @ 1221.59 09/01/10                                    25,899,537   25,899,537
S&P IDX PUT @ 1238.34 01/19/16                                     7,129,380    7,129,380
S&P IDX PUT @ 1250 01/09/12                                       16,564,760   16,564,760
S&P IDX PUT @ 1250 10/10/11                                       16,526,979   16,526,979
S&P IDX PUT @ 1290 01/23/23                                       12,706,647   12,706,647
S&P IDX PUT @ 1350 10/24/11                                       28,814,158   28,814,158
S&P IDX PUT @ 1422.48 12/18/12                                    12,914,404   12,914,404
S&P IDX PUT @ 1445.94 06/23/14                                    22,383,760   22,383,760
S&P IDX PUT @ 1561.8 09/22/14                                     26,062,719   26,062,719
S&P IDX PUT @ 903.25 12/05/16                                      9,950,274    9,950,274
S&P IDX PUT @ 952 10/23/13                                         1,069,577    1,069,577
S&P IDX PUT @1251.70 08/15/16                                     16,275,098   16,275,098
S&P IDX PUT @669 12/30/13                                          5,496,527    5,496,527
S&P IDX PUT @923.72 12/14/15                                       9,196,072    9,196,072
SPX PUT SPREAD 01/15/10                                            4,807,004    4,807,004
SPX PUT SPREAD 01/15/10                                            5,801,556    5,801,556
SPX PUT SPREAD 01/15/10                                            6,215,953    6,215,953
SPX PUT SPREAD 01/15/10                                           13,323,931   13,323,931
SPX PUT SPREAD 01/15/10                                           12,017,509   12,017,509


                                      QE06

                               1                                       2            3           4           5
                                                                   NUMBER OF     DATE OF     STRIKE
                                                                 CONTRACTS OR   MATURITY,    PRICE,        DATE
                                                                   NOTIONAL    EXPIRY, OR    RATE OR        OF
                          DESCRIPTION                               AMOUNT     SETTLEMENT     INDEX    ACQUISITION
---------------------------------------------------------------  ------------  ----------  ----------  -----------
SPX PUT SPREAD 01/15/10                                               390,000  01/15/2010        850.   05/20/2009
0799999. Subtotal - Put Options - Other Derivative Transaction
0899999. Subtotal - Put Options
CAPS - OTHER DERIVATIVE TRANSACTIONS
1M LIBOR CAP AT 4.50% 05/25/14                                     26,690,000  05/25/2014         4.5   05/16/2007
1M LIBOR CAP AT 4.50% 07/15/13                                     54,077,000  07/15/2013         4.5   11/30/2007
1199999. Subtotal - Caps - Other Derivative Transaction
1299999. Subtotal - Caps
2799999. Subtotal - Other Derivative Transactions
9999999. Totals

                               1                                               6                    7            8        9

                                                                                                  COST/
                                                                          EXCHANGE OR            OPTION        BOOK
                          DESCRIPTION                                    COUNTERPARTY            PREMIUM       VALUE      *
---------------------------------------------------------------  ----------------------------  -----------  -----------  ---
SPX PUT SPREAD 01/15/10                                          BNP PARIBAS                    19,383,000   19,383,000
0799999. Subtotal - Put Options - Other Derivative Transaction                                 295,320,984  295,320,984  XXX
0899999. Subtotal - Put Options                                                                295,320,984  295,320,984  XXX
CAPS - OTHER DERIVATIVE TRANSACTIONS
1M LIBOR CAP AT 4.50% 05/25/14                                   MORGAN STANLEY CAP              1,345,600    1,345,600
1M LIBOR CAP AT 4.50% 07/15/13                                   UNION BANK OF SWITZE            2,947,125    2,947,125
1199999. Subtotal - Caps - Other Derivative Transaction                                          4,292,725    4,292,725  XXX
1299999. Subtotal - Caps                                                                         4,292,725    4,292,725  XXX
2799999. Subtotal - Other Derivative Transactions                                              353,228,832  353,228,832  XXX
9999999. Totals                                                                                353,228,832  353,228,832  XXX

                               1                                      10           11            12            13           14
                                                                                            YEAR TO DATE     USED TO       OTHER
                                                                                             INCREASE/    ADJUST BASIS  INVESTMENT/
                                                                  STATEMENT       FAIR       (DECREASE)     OF HEDGED  MISCELLANEOUS
                          DESCRIPTION                               VALUE        VALUE     BY ADJUSTMENT      ITEM        INCOME
---------------------------------------------------------------  -----------  -----------  -------------  ------------ -------------
SPX PUT SPREAD 01/15/10                                           15,746,464   15,746,464
0799999. Subtotal - Put Options - Other Derivative Transaction   585,834,547  585,834,547        0             0             0
0899999. Subtotal - Put Options                                  585,834,547  585,834,547        0             0             0
CAPS - OTHER DERIVATIVE TRANSACTIONS
1M LIBOR CAP AT 4.50% 05/25/14                                       670,984      670,984
1M LIBOR CAP AT 4.50% 07/15/13                                       891,035      891,035
1199999. Subtotal - Caps - Other Derivative Transaction            1,562,020    1,562,020        0             0             0
1299999. Subtotal - Caps                                           1,562,020    1,562,020        0             0             0
2799999. Subtotal - Other Derivative Transactions                636,264,117  636,264,117        0             0             0
9999999. Totals                                                  636,264,117  636,264,117        0             0             0

                        SCHEDULE DB - PART B - SECTION 1

   Showing All Options, Caps, Floors and Insurance Futures Options Written and
                       In-Force at Current Statement Date

                               1                                       2            3         4         5                6
                                                                   NUMBER OF     DATE OF    STRIKE     DATE
                                                                 CONTRACTS OR   MATURITY,   PRICE,     OF
                                                                   NOTIONAL     EXPIRY, OR RATE OR   ISSUANCE/       EXCHANGE OR
                          DESCRIPTION                               AMOUNT     SETTLEMENT   INDEX    PURCHASE       COUNTERPARTY
---------------------------------------------------------------  ------------  ----------  -------  ----------  --------------------
CALL OPTIONS - OTHER DERIVATIVE TRANSACTIONS
USD PUT/JPY CALL @ 80 EO                                          500,000,000  01/07/2010    80.    02/25/2009  BARCLAYS BANK PLC
USD PUT/JPY CALL @ 80 EO                                          125,000,000  01/07/2010    80.    02/26/2009  DEUTSCHE BANK, AG
USD PUT/JPY CALL @ 80 EO                                          150,000,000  01/07/2010    80.    02/27/2009  DEUTSCHE BANK, AG
USD PUT/JPY CALL @ 80 EO                                          150,000,000  01/07/2010    80.    03/03/2009  JP MORGAN CHASE BANK
USD PUT/JPY CALL @ 80 EO                                          150,000,000  01/07/2010    80.    03/03/2009  BARCLAYS BANK PLC
0399999. Subtotal - Call Options - Other Derivative
         Transactions
0499999. Subtotal - Call Options
2799999. Subtotal - Other Derivative Transactions
9999999. Totals

                               1                                       7             8       9      10          11           12
                                                                                                                        YEAR TO DATE
                                                                                                                         INCREASE/
                                                                 CONSIDERATION     BOOK          STATEMENT     FAIR     (DECREASE)
                          DESCRIPTION                               RECEIVED       VALUE     *     VALUE      VALUE    BY ADJUSTMENT
---------------------------------------------------------------  -------------  ----------  ---  ---------  ---------  -------------
CALL OPTIONS - OTHER DERIVATIVE TRANSACTIONS
USD PUT/JPY CALL @ 80 EO                                            7,500,000    7,500,000       3,480,660  3,480,660
USD PUT/JPY CALL @ 80 EO                                            1,571,250    1,571,250         870,165    870,165
USD PUT/JPY CALL @ 80 EO                                            2,299,500    2,299,500       1,044,198  1,044,198
USD PUT/JPY CALL @ 80 EO                                            1,983,750    1,983,750       1,044,198  1,044,198
USD PUT/JPY CALL @ 80 EO                                            2,017,500    2,017,500       1,044,198  1,044,198
0399999. Subtotal - Call Options - Other Derivative
         Transactions                                              15,372,000   15,372,000  XXX  7,483,419  7,483,419        0
0499999. Subtotal - Call Options                                   15,372,000   15,372,000  XXX  7,483,419  7,483,419        0
2799999. Subtotal - Other Derivative Transactions                  15,372,000   15,372,000  XXX  7,483,419  7,483,419        0
9999999. Totals                                                    15,372,000   15,372,000  XXX  7,483,419  7,483,419        0

                               1                                      13          14
                                                                                OTHER
                                                                   USED TO   INVESTMENT/
                                                                    ADJUST  MISCELLANEOUS
                          DESCRIPTION                               BASIS      INCOME
---------------------------------------------------------------    -------  -------------
CALL OPTIONS - OTHER DERIVATIVE TRANSACTIONS
USD PUT/JPY CALL @ 80 EO
USD PUT/JPY CALL @ 80 EO
USD PUT/JPY CALL @ 80 EO
USD PUT/JPY CALL @ 80 EO
USD PUT/JPY CALL @ 80 EO
0399999. Subtotal - Call Options - Other Derivative
         Transactions                                                 0           0
0499999. Subtotal - Call Options                                      0           0
2799999. Subtotal - Other Derivative Transactions                     0           0
9999999. Totals                                                       0           0

                        SCHEDULE DB - PART C - SECTION 1

      Showing All Collar, Swap and Forwards Open at Current Statement Date

                                                         3              4              5
                                                      DATE OF         STRIKE        DATE OF
                                            2        MATURITY,        PRICE,        OPENING             6
                  1                      NOTIONAL   EXPIRY, OR       RATE OR      POSITION OR       EXCHANGE OR
             DESCRIPTION                  AMOUNT    SETTLEMENT   INDEX REC (PAY)   AGREEMENT       COUNTERPARTY
-------------------------------------  -----------  ----------  ----------------  -----------  --------------------
SWAPS - HEDGING TRANSACTIONS
CSWP: ZERO JPY(USD) 10/30/15           222,022,086  10/30/2015  JPY 0.000%(USD     01/30/2009  UNION BANK OF SWITZE
CSWP: ZERO JPY(USD) 10/31/09           221,923,245  10/31/2009  JPY 0.000%(USD     02/02/2009  DEUTSCHE BANK, AG
CSWP: ZERO JPY(USD) 10/31/10           221,923,245  10/31/2010  JPY 0.000%(USD     02/02/2009  DEUTSCHE BANK, AG
CSWP: ZERO JPY(USD) 10/31/11           221,762,815  10/31/2011  JPY 0.000%(USD     01/29/2009  BARCLAYS BANK PLC
CSWP: ZERO JPY(USD) 10/31/12           222,022,086  10/31/2012  JPY 0.000%(USD     01/30/2009  CREDIT SUISSE FB INT
CSWP: ZERO JPY(USD) 10/31/13           222,022,086  10/31/2013  JPY 0.000%(USD     01/30/2009  CREDIT SUISSE FB INT
CSWP: ZERO JPY(USD) 10/31/14           222,022,086  10/31/2014  JPY 0.000%(USD     01/30/2009  CREDIT SUISSE FB INT
CSWP: ZERO JPY(USD) 10/31/16           221,762,815  10/31/2016  JPY 0.000%(USD     01/29/2009  DEUTSCHE BANK, AG
CSWP: ZERO JPY(USD) 10/31/17           221,762,815  10/31/2017  JPY 0.000%(USD     01/29/2009  DEUTSCHE BANK, AG
CSWP: ZERO JPY(USD) 10/31/18           221,762,815  10/31/2018  JPY 0.000%(USD     01/29/2009  DEUTSCHE BANK, AG
CSWP: ZERO JPY(USD) 10/31/19           222,269,574  10/31/2019  JPY 0.000%(USD     01/28/2009  UNION BANK OF SWITZE
CSWP:USD 5.54%(EUR 6.63%) 07/11/11      14,838,955  07/11/2011  USD 5.536%(EUR     03/23/2006  HSBC BANK USA
CSWP:USD 5.63%(GBP 5.50%) 06/27/17       8,898,321  06/27/2017  USD 5.634%(GBP     10/12/2005  JP MORGAN CHASE BANK
CSWP:USD 5.67%(EUR 5.38%) 04/29/24      20,082,143  04/29/2024  USD 5.670%(EUR     02/21/2006  DEUTSCHE BANK, AG
CSWP:USD 5.69%(EUR 5.25%) 05/13/19      12,529,835  05/13/2019  USD 5.691%(EUR     08/20/2004  UNION BANK OF SWITZE
CSWP:USD 5.80%(GBP 6.63%) 08/09/17      15,258,276  08/09/2017  USD 5.795%(GBP     08/04/2004  MORGAN STANLEY CAP
CSWP:USD 7.13%(GBP 5.88%) 05/19/23      36,669,305  05/19/2023  USD 7.126%(GBP     07/12/2007  UNION BANK OF SWITZE
SWP: 2.53%(3ML) 02/09/14               100,000,000  02/09/2014  2.5275%(US3MLI     02/05/2009  BARCLAYS BANK PLC
SWP: FWD 4.48%(3ML) 08/15/39            15,000,000  08/15/2039  4.4750%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.51%(3ML) 11/15/39            15,000,000  11/15/2039  4.5050%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.54%(3ML) 02/15/40            15,000,000  02/15/2040  4.5350%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.56%(3ML) 05/15/40            15,000,000  05/15/2040  4.5550%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.58%(3ML) 08/15/40            15,000,000  08/15/2040  4.5750%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.59%(3ML) 11/15/40            15,000,000  11/15/2040  4.5850%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.61%(3ML) 02/15/41            15,000,000  02/15/2041  4.6050%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.62%(3ML) 05/15/41            10,000,000  05/15/2041  4.6150%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.63%(3ML) 08/15/41            10,000,000  08/15/2041  4.6250%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.63%(3ML) 11/15/41            10,000,000  11/15/2041  4.6250%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.64%(3ML) 02/15/42            10,000,000  02/15/2042  4.6350%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.65%(3ML) 05/15/42            10,000,000  05/15/2042  4.6450%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.66%(3ML) 08/15/42            10,000,000  08/15/2042  4.6550%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.66%(3ML) 11/15/42            10,000,000  11/15/2042  4.6550%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.67%(3ML) 02/15/43            10,000,000  02/15/2043  4.6650%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA

05999999. Subtotal - Swaps -
Hedging Transactions

SWAPS - OTHER DERIVATIVE TRANSACTIONS
CDS: AMERICAN STANDARD PAY 1.02%        10,000,000  06/20/2015  0.0000%(1.0200%)  12/12/2006   GOLDMAN SACHS CAPITA
CDS: AT&T MOBILITY LLC PAY 0.35%         2,700,000  12/20/2011  0.0000%(0.3500%)  09/17/2008   CREDIT SUISSE FB INT
CDS: CARDINAL HEALTH INC PAY 0.29%      10,300,000  06/20/2012  0.0000%(0.2900%)  11/15/2007   BARCLAYS BANK PLC
CDS: CBS CORP PAY 0.62%                 40,000,000  06/20/2011  0.0000%(0.6150%)  08/03/2007   BANK OF AMERICA, NA
CDS: CBS CORP PAY 1.75%                 16,500,000  09/20/2010  0.0000%(1.7500%)  09/17/2008   BARCLAYS BANK PLC
CDS: CMBX.NA.AAA.4 PAY 0.35%            35,000,000  02/17/2051  0.0000%(0.3500%)  09/15/2008   GOLDMAN SACHS CAPITA
CDS: CMBX.NA.AAA.4 REC 0.35%            35,000,000  02/17/2051  0.3500%(0.0000%)  09/19/2008   CITIBANK, N.A
CDS: CMBX.NA.AAA.5 PAY 0.35%            35,000,000  02/15/2051  0.0000%(0.3500%)  09/15/2008   GOLDMAN SACHS CAPITA
CDS: CMBX.NA.AAA.5 REC 0.35%            35,000,000  02/15/2051  0.3500%(0.0000%)  09/19/2008   MORGAN STANLEY CAP

                                                                                                       12            13
                                              7                                                   YEAR TO DATE     USED TO
                                           COST OR         8                10          11         INCREASE/    ADJUST BASIS
                  1                    (CONSIDERATION     BOOK      9    STATEMENT     FAIR        (DECREASE)     OF HEDGED
             DESCRIPTION                  RECEIVED)       VALUE     *      VALUE       VALUE     BY ADJUSTMENT      ITEM
-------------------------------------  --------------  ----------  ---  ----------  -----------  -------------  ------------
SWAPS - HEDGING TRANSACTIONS
CSWP: ZERO JPY(USD) 10/30/15                                                         (8,834,574)
CSWP: ZERO JPY(USD) 10/31/09                                                        (18,282,887)
CSWP: ZERO JPY(USD) 10/31/10                                                        (20,158,882)
CSWP: ZERO JPY(USD) 10/31/11                                                        (17,018,395)
CSWP: ZERO JPY(USD) 10/31/12                                                        (16,375,548)
CSWP: ZERO JPY(USD) 10/31/13                                                        (14,635,822)
CSWP: ZERO JPY(USD) 10/31/14                                                        (12,030,018)
CSWP: ZERO JPY(USD) 10/31/16                                                         (4,413,305)
CSWP: ZERO JPY(USD) 10/31/17                                                         (2,531,075)
CSWP: ZERO JPY(USD) 10/31/18                                                         (1,246,628)
CSWP: ZERO JPY(USD) 10/31/19                                                          3,632,186
CSWP:USD 5.54%(EUR 6.63%) 07/11/11                     (2,362,885)      (2,362,885)    (967,151)    (120,730)
CSWP:USD 5.63%(GBP 5.50%) 06/27/17                        530,178          530,178      946,180   (1,058,722)
CSWP:USD 5.67%(EUR 5.38%) 04/29/24                     (3,537,182)      (3,537,182)    (813,614)    (201,826)
CSWP:USD 5.69%(EUR 5.25%) 05/13/19                     (1,496,663)      (1,496,663)  (1,619,538)    (126,000)
CSWP:USD 5.80%(GBP 6.63%) 08/09/17                      2,083,465        2,083,465    1,812,969   (1,672,800)
CSWP:USD 7.13%(GBP 5.88%) 05/19/23                      6,957,555        6,957,555    9,914,396   (3,786,599)
SWP: 2.53%(3ML) 02/09/14                                                             (1,464,593)
SWP: FWD 4.48%(3ML) 08/15/39                                                            727,360
SWP: FWD 4.51%(3ML) 11/15/39                                                            668,200
SWP: FWD 4.54%(3ML) 02/15/40                                                            608,463
SWP: FWD 4.56%(3ML) 05/15/40                                                            534,978
SWP: FWD 4.58%(3ML) 08/15/40                                                            472,318
SWP: FWD 4.59%(3ML) 11/15/40                                                            400,762
SWP: FWD 4.61%(3ML) 02/15/41                                                            365,379
SWP: FWD 4.62%(3ML) 05/15/41                                                            212,211
SWP: FWD 4.63%(3ML) 08/15/41                                                            188,996
SWP: FWD 4.63%(3ML) 11/15/41                                                            158,325
SWP: FWD 4.64%(3ML) 02/15/42                                                            148,507
SWP: FWD 4.65%(3ML) 05/15/42                                                            143,845
SWP: FWD 4.66%(3ML) 08/15/42                                                            143,301
SWP: FWD 4.66%(3ML) 11/15/42                                                            133,003
SWP: FWD 4.67%(3ML) 02/15/43                                                            139,638
                                         ----------    ----------  ---   ---------  -----------   ----------        ---
05999999. Subtotal - Swaps -
Hedging Transactions                              0     2,174,467  XXX   2,174,467  (99,041,013)  (6,966,676)         0
                                         ----------    ----------  ---   ---------  -----------   ----------        ---
SWAPS - OTHER DERIVATIVE TRANSACTIONS
CDS: AMERICAN STANDARD PAY 1.02%                                          (312,850)    (312,850)
CDS: AT&T MOBILITY LLC PAY 0.35%                                           (11,509)     (11,509)
CDS: CARDINAL HEALTH INC PAY 0.29%                                          28,660       28,660
CDS: CBS CORP PAY 0.62%                                                  1,438,150    1,438,150
CDS: CBS CORP PAY 1.75%                                                    130,309      130,309
CDS: CMBX.NA.AAA.4 PAY 0.35%              4,181,767     4,181,767        9,369,500    9,369,500
CDS: CMBX.NA.AAA.4 REC 0.35%             (2,928,035)   (2,928,035)      (9,369,500)  (9,369,500)
CDS: CMBX.NA.AAA.5 PAY 0.35%              4,266,642     4,266,642        9,362,500    9,362,500
CDS: CMBX.NA.AAA.5 REC 0.35%             (3,133,051)   (3,133,051)      (9,362,500)  (9,362,500)

                                             14
                                           OTHER
                                        INVESTMENT/       15
                  1                    MISCELLANEOUS  POTENTIAL
             DESCRIPTION                   INCOME     EXPOSURE
-------------------------------------  -------------  ---------
SWAPS - HEDGING TRANSACTIONS
CSWP: ZERO JPY(USD) 10/30/15                           2,794,522
CSWP: ZERO JPY(USD) 10/31/09                             644,138
CSWP: ZERO JPY(USD) 10/31/10                           1,283,028
CSWP: ZERO JPY(USD) 10/31/11                           1,695,067
CSWP: ZERO JPY(USD) 10/31/12                           2,028,718
CSWP: ZERO JPY(USD) 10/31/13                           2,312,583
CSWP: ZERO JPY(USD) 10/31/14                           2,565,226
CSWP: ZERO JPY(USD) 10/31/16                           3,004,552
CSWP: ZERO JPY(USD) 10/31/17                           3,202,624
CSWP: ZERO JPY(USD) 10/31/18                           3,389,140
CSWP: ZERO JPY(USD) 10/31/19                           3,574,062
CSWP:USD 5.54%(EUR 6.63%) 07/11/11       (100,525)       105,715
CSWP:USD 5.63%(GBP 5.50%) 06/27/17         (9,910)       125,820
CSWP:USD 5.67%(EUR 5.38%) 04/29/24         60,781        386,824
CSWP:USD 5.69%(EUR 5.25%) 05/13/19          9,378        196,862
CSWP:USD 5.80%(GBP 6.63%) 08/09/17        (34,745)       217,331
CSWP:USD 7.13%(GBP 5.88%) 05/19/23        307,660        683,397
SWP: 2.53%(3ML) 02/09/14                  547,729      1,074,295
SWP: FWD 4.48%(3ML) 08/15/39                             411,785
SWP: FWD 4.51%(3ML) 11/15/39                             413,503
SWP: FWD 4.54%(3ML) 02/15/40                             415,214
SWP: FWD 4.56%(3ML) 05/15/40                             416,881
SWP: FWD 4.58%(3ML) 08/15/40                             418,578
SWP: FWD 4.59%(3ML) 11/15/40                             420,268
SWP: FWD 4.61%(3ML) 02/15/41                             421,951
SWP: FWD 4.62%(3ML) 05/15/41                             282,382
SWP: FWD 4.63%(3ML) 08/15/41                             283,496
SWP: FWD 4.63%(3ML) 11/15/41                             284,605
SWP: FWD 4.64%(3ML) 02/15/42                             285,710
SWP: FWD 4.65%(3ML) 05/15/42                             286,775
SWP: FWD 4.66%(3ML) 08/15/42                             287,871
SWP: FWD 4.66%(3ML) 11/15/42                             288,964
SWP: FWD 4.67%(3ML) 02/15/43                             290,052
                                        ---------     ----------
05999999. Subtotal - Swaps -
Hedging Transactions                      780,367     34,491,936
                                        ---------     ----------
SWAPS - OTHER DERIVATIVE TRANSACTIONS
CDS: AMERICAN STANDARD PAY 1.02%          (51,283)       122,223
CDS: AT&T MOBILITY LLC PAY 0.35%           (4,751)        21,234
CDS: CARDINAL HEALTH INC PAY 0.29%        (15,018)        88,833
CDS: CBS CORP PAY 0.62%                  (123,683)       280,899
CDS: CBS CORP PAY 1.75%                  (145,177)        91,298
CDS: CMBX.NA.AAA.4 PAY 0.35%              (62,951)     1,129,571
CDS: CMBX.NA.AAA.4 REC 0.35%               62,951      1,129,571
CDS: CMBX.NA.AAA.5 PAY 0.35%              (62,951)     1,129,496
CDS: CMBX.NA.AAA.5 REC 0.35%               62,951      1,129,496


                                      QE07

                                                        3               4               5
                                                      DATE OF        STRIKE         DATE OF                                 7
                                            2        MATURITY,       PRICE,         OPENING              6               COST OR
                  1                      NOTIONAL   EXPIRY, OR       RATE OR      POSITION OR       EXCHANGE OR      (CONSIDERATION
             DESCRIPTION                  AMOUNT    SETTLEMENT   INDEX REC (PAY)   AGREEMENT       COUNTERPARTY         RECEIVED)
-------------------------------------  -----------  ----------  ----------------  -----------  --------------------  --------------
CDS: COVENTRY HEALTH PAY 0.86%          17,900,000  03/20/2012  0.0000%(0.8600%)   01/15/2008  CITIBANK, N.A
CDS: DARDEN RESTAURANTS PAY 0.45%        7,100,000  03/20/2011  0.0000%(0.4450%)   05/09/2007  BANK OF AMERICA, NA
CDS: DARDEN RESTAURANTS PAY 1.00%        6,900,000  03/20/2016  0.0000%(1.0000%)   05/09/2007  BARCLAYS BANK PLC
CDS: FRENCH REPUBLIC PAY 0.97%          10,000,000  03/20/2014  0.0000%(0.9700%)   03/05/2009  BARCLAYS BANK PLC
CDS: GLENCORE INTL AG PAY 3.65%         25,000,000  06/20/2014  0.0000%(3.6500%)   09/17/2008  GOLDMAN SACHS CAPITA
CDS: INCO LIMITED PAY 0.25%              5,600,000  06/20/2012  0.0000%(0.2500%)   05/30/2007  MORGAN STANLEY CAP
CDS: ITRX EUROPE PAY 1.85%              34,661,250  06/20/2014  0.0000%(1.8500%)   06/17/2009  BARCLAYS BANK PLC        (988,768)
CDS: J.C.PENNEY REC 1.00%                7,900,000  12/20/2013  1.0000%(0.0000%)   06/05/2009  DEUTSCHE BANK, AG        (321,245)
CDS: JC PENNEY CO INC PAY 4.80%          1,900,000  12/20/2013  0.0000%(4.8000%)   12/18/2008  BANK OF AMERICA, NA
CDS: JC PENNEY CO INC PAY 5.30%          6,000,000  12/20/2013  0.0000%(5.3000%)   11/14/2008  BARCLAYS BANK PLC
CDS: KINGDOM OF SPAIN PAY 1.47%          5,000,000  03/20/2014  0.0000%(1.4700%)   03/03/2009  GOLDMAN SACHS CAPITA
CDS: KINGDOM OF SPAIN PAY 1.51%         10,000,000  03/20/2014  0.0000%(1.5100%)   03/05/2009  GOLDMAN SACHS CAPITA
CDS: KINGDOM OF SPAIN PAY 1.58%          5,000,000  03/20/2014  0.0000%(1.5800%)   02/20/2009  GOLDMAN SACHS CAPITA
CDS: KINGFISHER PLC PAY 6.00%           12,500,000  06/20/2013  0.0000%(6.0000%)   11/20/2008  DEUTSCHE BANK, AG
CDS: LIMITED BRANDS INC PAY 6.15%        6,413,000  12/20/2013  0.0000%(6.1500%)   11/14/2008  GOLDMAN SACHS CAPITA
CDS: MACYS INC PAY 1.25%                10,000,000  03/20/2012  0.0000%(1.2450%)   11/15/2007  MORGAN STANLEY CAP
CDS: MACYS INC PAY 7.25%                 3,134,657  12/20/2013  0.0000%(7.2500%)   11/14/2008  DEUTSCHE BANK, AG
CDS: MACYS INC PAY 7.30%                 3,418,343  12/20/2013  0.0000%(7.3000%)   11/14/2008  JP MORGAN CHASE BANK
CDS: MCKESSON CORP PAY 0.45%             7,700,000  03/20/2012  0.0000%(0.4500%)   01/08/2007  MERRILL LYNCH INTL
CDS: POTASH CORP SASKETC PAY 0.21%       9,600,000  06/20/2011  0.0000%(0.2100%)   05/30/2007  CITIBANK, N.A
CDS: QANTAS AIRWAYS LTD PAY 1.90%       10,000,000  06/20/2013  0.0000%(1.9000%)   09/17/2008  CITIBANK, N.A
CDS: SAFEWAY INC. PAY 0.24%              5,400,000  03/20/2011  0.0000%(0.2400%)   06/11/2007  CREDIT SUISSE FB INT
CDS: SEALED AIR CORP PAY 0.47%          20,000,000  06/20/2013  0.0000%(0.4670%)   04/28/2006  GOLDMAN SACHS CAPITA
CDS: STAPLES INC PAY 1.79%              34,000,000  12/20/2012  0.0000%(1.7900%)   09/16/2008  GOLDMAN SACHS CAPITA
CDS: TORCHMARK CORP PAY 0.77%           16,350,000  06/20/2016  0.0000%(0.7700%)   01/16/2008  GOLDMAN SACHS CAPITA
CDS: UKIN PAY 1.57%                      5,000,000  03/20/2014  0.0000%(1.5700%)   03/03/2009  GOLDMAN SACHS CAPITA
CDS: UKIN REC 0.80%                      1,666,667  03/20/2014  0.8000%(0.0000%)   06/19/2009  BANK OF AMERICA, NA
CDS: UKIN REC 0.86%                      2,500,000  03/20/2014  0.8600%(0.0000%)   06/18/2009  BANK OF AMERICA, NA
CDS: UKIN REC 1.00%                        833,333  03/20/2014  1.0000%(0.0000%)   06/22/2009  BANK OF AMERICA, NA         7,291
CDS: WEATHERFORD INTL PAY 0.80%         20,800,000  06/20/2012  0.0000%(0.8000%)   04/03/2008  CITIBANK, N.A
CDS: WEATHERFORD INTL PAY 1.05%         10,100,000  03/20/2018  0.0000%(1.0500%)   03/20/2008  MERRILL LYNCH INTL
CDS: WILLIAMS COS INC. PAY 0.75%        10,600,000  12/20/2010  0.0000%(0.7500%)   01/08/2008  MERRILL LYNCH INTL
CDS: XSTRATA PLC PAY 3.00%              15,000,000  12/20/2016  0.0000%(3.0000%)   09/18/2008  GOLDMAN SACHS CAPITA
CSWP:USD 3.92%(CHF 2.54%) 08/18/10       4,000,000  08/18/2010  USD 3.920%(CHF     07/25/2003  DEUTSCHE BANK, AG
CSWP:USD 3.92%(CHF 2.54%) 08/18/10       2,797,774  08/18/2010  USD 3.920%(CHF     03/02/2007  DEUTSCHE BANK, AG
CSWP:USD 5.43%(CAD 6.10%) 10/28/14      10,000,000  10/28/2014  USD 5.430%(CAD     10/01/2004  DEUTSCHE BANK, AG
CSWP:USD 6.02%(AUD 3MBBR) 06/27/16      30,000,000  06/27/2016  USD 6.020%(AUD     05/25/2006  HSBC BANK USA
CSWP:USD 6.22%(EUR 4.76%) 07/12/16      10,000,000  07/12/2016  USD 6.220%(EUR     06/14/2006  BANK OF AMERICA, NA
SWP: 2.56%(3ML) 01/20/22               400,000,000  01/20/2022  2.5600%(US3MLIB)   01/15/2009  DEUTSCHE BANK, AG
SWP: 3ML(5.63%) 06/16/21                46,500,000  06/16/2021  US3MLIB(5.6300%)   06/14/2006  MERRILL LYNCH CAP SV
SWP: 3ML(5.66%) 06/08/21                66,000,000  06/08/2021  US3MLIB(5.6600%)   06/06/2006  MERRILL LYNCH INTL
SWP: 3ML(TR EAFE IDX) 11/03/09         106,045,710  11/03/2009  US3MLIB(TR EAFE    10/30/2008  BARCLAYS BANK PLC
SWP: 4.30%(3ML) 06/16/21                46,500,000  06/16/2021  4.3000%(US3MLIB)   09/17/2008  HSBC BANK USA
SWP: 4.71%(3ML) 06/08/21                66,000,000  06/08/2021  4.7110%(US3MLIB)   04/25/2008  GOLDMAN SACHS CAPITA
SWP: DIVIDEND SWAP 12/31/10                100,000  12/31/2010  0.0000%(0.0000%)   04/26/2007  GOLDMAN SACHS INTL

                                                                                     12            13            14
                                                                                YEAR TO DATE     USED TO       OTHER
                                          8               10           11        INCREASE/    ADJUST BASIS   INVESTMENT/       15
                  1                      BOOK     9   STATEMENT       FAIR       (DECREASE)     OF HEDGED   MISCELLANEOUS  POTENTIAL
             DESCRIPTION                 VALUE    *     VALUE        VALUE     BY ADJUSTMENT      ITEM          INCOME      EXPOSURE
-------------------------------------  --------  --  -----------  -----------  -------------  ------------  -------------  ---------
CDS: COVENTRY HEALTH PAY 0.86%                         1,521,769    1,521,769                                     (77,398)   147,696
CDS: DARDEN RESTAURANTS PAY 0.45%                         87,268       87,268                                     (15,885)    46,565
CDS: DARDEN RESTAURANTS PAY 1.00%                         91,356       91,356                                     (34,692)    89,474
CDS: FRENCH REPUBLIC PAY 0.97%                          (290,575)    (290,575)                                    (31,525)   108,666
CDS: GLENCORE INTL AG PAY 3.65%                        1,811,313    1,811,313                                    (458,785)   278,818
CDS: INCO LIMITED PAY 0.25%                               85,638       85,638                                      (7,039)    48,298
CDS: ITRX EUROPE PAY 1.85%             (988,768)      (1,112,595)  (1,112,595)      (11,420)                      (25,082)   386,568
CDS: J.C.PENNEY REC 1.00%              (321,245)        (410,563)    (410,563)                                      5,486     83,575
CDS: JC PENNEY CO INC PAY 4.80%                         (189,753)    (189,753)                                    (45,853)    20,100
CDS: JC PENNEY CO INC PAY 5.30%                         (719,130)    (719,130)                                   (159,883)    63,475
CDS: KINGDOM OF SPAIN PAY 1.47%                         (162,263)    (162,263)                                    (24,296)    54,333
CDS: KINGDOM OF SPAIN PAY 1.51%                         (326,325)    (326,325)                                    (49,075)   108,666
CDS: KINGDOM OF SPAIN PAY 1.58%                         (186,675)    (186,675)                                    (28,528)    54,333
CDS: KINGFISHER PLC PAY 6.00%                         (2,079,625)  (2,079,625)                                   (377,083)   124,614
CDS: LIMITED BRANDS INC PAY 6.15%                       (860,512)    (860,512)                                   (198,295)    67,844
CDS: MACYS INC PAY 1.25%                                 728,713      728,713                                     (62,596)    82,512
CDS: MACYS INC PAY 7.25%                                (386,151)    (386,151)                                   (114,263)    33,162
CDS: MACYS INC PAY 7.30%                                (427,549)    (427,549)                                   (125,463)    36,163
CDS: MCKESSON CORP PAY 0.45%                             (41,484)     (41,484)                                    (17,421)    63,534
CDS: POTASH CORP SASKETC PAY 0.21%                       115,032      115,032                                     (10,136)    67,416
CDS: QANTAS AIRWAYS LTD PAY 1.90%                        (32,250)     (32,250)                                    (95,528)    99,691
CDS: SAFEWAY INC. PAY 0.24%                               39,204       39,204                                      (6,516)    35,416
CDS: SEALED AIR CORP PAY 0.47%                           577,135      577,135                                     (46,959)   199,383
CDS: STAPLES INC PAY 1.79%                              (616,845)    (616,845)                                   (305,991)   316,981
CDS: TORCHMARK CORP PAY 0.77%                          2,093,495    2,093,495                                     (63,297)   215,951
CDS: UKIN PAY 1.57%                                     (203,188)    (203,188)                                    (25,949)    54,333
CDS: UKIN REC 0.80%                                       10,643       10,643                                         407     18,111
CDS: UKIN REC 0.86%                                       22,633       22,633                                         717     27,166
CDS: UKIN REC 1.00%                       7,291           12,769       12,769                                         102      9,055
CDS: WEATHERFORD INTL PAY 0.80%                          233,584      233,584                                     (83,662)   179,391
CDS: WEATHERFORD INTL PAY 1.05%                          159,201      159,201                                     (53,320)   149,176
CDS: WILLIAMS COS INC. PAY 0.75%                          15,662       15,662                                     (39,971)    64,346
CDS: XSTRATA PLC PAY 3.00%                               157,500      157,500                                    (226,250)   205,114
CSWP:USD 3.92%(CHF 2.54%) 08/18/10                      (954,444)    (954,444)                                     21,381     21,300
CSWP:USD 3.92%(CHF 2.54%) 08/18/10                      (667,580)    (667,580)                                     14,041     14,898
CSWP:USD 5.43%(CAD 6.10%) 10/28/14                    (1,520,843)  (1,520,843)                                    (51,753)   115,450
CSWP:USD 6.02%(AUD 3MBBR) 06/27/16                     2,098,610    2,098,610                                     307,384    396,785
CSWP:USD 6.22%(EUR 4.76%) 07/12/16                      (585,675)    (585,675)                                     56,740    132,650
SWP: 2.56%(3ML) 01/20/22                             (56,757,936) (56,757,936)                                  2,608,422  7,090,028
SWP: 3ML(5.63%) 06/16/21                              (7,795,844)  (7,795,844)                                   (956,378)   804,392
SWP: 3ML(5.66%) 06/08/21                             (11,248,626) (11,248,626)                                 (1,357,777) 1,140,671
SWP: 3ML(TR EAFE IDX) 11/03/09                       (13,923,607) (13,923,607)                                               311,531
SWP: 4.30%(3ML) 06/16/21                               1,768,721    1,768,721                                     647,153    804,392
SWP: 4.71%(3ML) 06/08/21                               5,153,234    5,153,234                                   1,044,607  1,140,671
SWP: DIVIDEND SWAP 12/31/10                            1,203,140    1,203,140                                                    613


                                     QE07.1

              1                      2             3              4              5                 6                  7
                                                DATE OF        STRIKE         DATE OF
                                               MATURITY,       PRICE,         OPENING                              COST OR
                                  NOTIONAL    EXPIRY, OR       RATE OR      POSITION OR       EXCHANGE OR      (CONSIDERATION
         DESCRIPTION               AMOUNT     SETTLEMENT   INDEX REC (PAY)   AGREEMENT       COUNTERPARTY         RECEIVED)
-----------------------------  -------------  ----------  ----------------  -----------  --------------------  --------------
SWP: GMWB (0.232) 06/30/57     5,042,940,229  06/30/2057  0.0000%(0.2320%)   06/18/2007  MORGAN STANLEY INTL
SWP: ZERO 2.50%(3ML) 12/22/23    135,000,000  12/22/2023  2.5018%(US3MLIB)   12/18/2008  CREDIT SUISSE FB INT
TRSWP: 3ML(SPTR IDX) 10/30/09    244,220,400  10/30/2009  US3MLIB(SPTR)      10/27/2008  BARCLAYS BANK PLC

07999999. Subtotal - Swaps -
Other Derivative Transactions                                                                                     1,084,601
                                                                                                                  ---------
08999999. Subtotal - Swaps                                                                                        1,084,601
                                                                                                                  ---------
FORWARDS - OTHER DERIVATIVE TRANSACTIONS
BUY EUR for JPY at 0.0074         14,859,400  07/02/2009  EUR (JPY)          06/30/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 113.8300       18,920,423  02/04/2010  JPY (EUR)          02/02/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 118.9964       17,848,706  12/02/2009  JPY (EUR)          12/01/2008  DEUTSCHE BANK, AG
BUY JPY for EUR at 121.8000       17,285,206  11/04/2009  JPY (EUR)          12/01/2008  JP MORGAN CHASE BANK
BUY JPY for EUR at 121.9350       17,374,419  03/03/2010  JPY (EUR)          02/27/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 123.9080       18,753,447  01/05/2010  JPY (EUR)          12/31/2008  BANK OF AMERICA, NA
BUY JPY for EUR at 130.1080       17,211,704  04/06/2010  JPY (EUR)          03/31/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 131.1900       17,103,476  05/07/2010  JPY (EUR)          05/04/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 133.9518       17,809,439  06/04/2010  JPY (EUR)          05/29/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 134.3250       17,619,319  07/02/2010  JPY (EUR)          06/30/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 144.5350       16,012,810  10/02/2009  JPY (EUR)          12/01/2008  HSBC BANK USA
BUY JPY for EUR at 153.6090       15,664,593  09/03/2009  JPY (EUR)          12/01/2008  HSBC BANK USA
BUY JPY for EUR at 160.4711       16,036,979  07/02/2009  JPY (EUR)          12/01/2008  MORGAN STANLEY CAP
BUY JPY for EUR at 161.7300       15,728,362  08/04/2009  JPY (EUR)          12/01/2008  HSBC BANK USA

11999999. Subtotal - Forwards -
Other Derivative Transactions                                                                                             0
                                                                                                                  ---------
12999999. Subtotal - Forwards                                                                                             0
                                                                                                                  ---------
25999999. Subtotal - Hedging
Transactions                                                                                                              0
                                                                                                                  ---------
27999999. Subtotal - Other
Derivative Transactions                                                                                           1,084,601
                                                                                                                  ---------
99999999. Total                                                                                                   1,084,601
                                                                                                                  =========

              1                    8       9        10           11             12            13             14           15
                                                                           YEAR TO DATE     USED TO        OTHER
                                                                            INCREASE/    ADJUST BASIS   INVESTMENT/
                                  BOOK          STATEMENT       FAIR        (DECREASE)     OF HEDGED   MISCELLANEOUS   POTENTIAL
         DESCRIPTION             VALUE     *      VALUE         VALUE     BY ADJUSTMENT      ITEM         INCOME        EXPOSURE
-----------------------------  ---------  ---  -----------  ------------  -------------  ------------  -------------  -----------
SWP: GMWB (0.232) 06/30/57                     233,229,430   233,229,430                                 (5,622,847)  174,752,390
SWP: ZERO 2.50%(3ML) 12/22/23                  (29,512,481)  (29,512,481)                                   785,577     2,569,230
TRSWP: 3ML(SPTR IDX) 10/30/09                  (19,025,482)  (19,025,482)                                                 705,969
                                               -----------   -----------                                              -----------
07999999. Subtotal - Swaps -
Other Derivative Transactions  1,084,601  XXX  102,450,808   102,450,808       (11,420)        0         (5,647,392)  198,663,519
                               ---------       -----------   -----------    ----------       ---         ----------   -----------
08999999. Subtotal - Swaps     3,259,069  XXX  104,625,275     3,409,795    (6,978,096)        0         (4,867,025)  233,155,454
                               ---------       -----------   -----------    ----------       ---         ----------   -----------
FORWARDS - OTHER DERIVATIVE TRANSACTIONS
BUY EUR for JPY at 0.0074                            3,806         3,806                                                    5,500
BUY JPY for EUR at 113.8300                     (3,254,224)   (3,254,224)                                                  73,278
BUY JPY for EUR at 118.9964                     (2,371,858)   (2,371,858)                                                  58,156
BUY JPY for EUR at 121.8000                     (1,921,692)   (1,921,692)                                                  50,980
BUY JPY for EUR at 121.9350                     (1,856,704)   (1,856,704)                                                  71,318
BUY JPY for EUR at 123.9080                     (1,567,490)   (1,567,490)                                                  67,474
BUY JPY for EUR at 130.1080                       (621,229)     (621,229)                                                  75,375
BUY JPY for EUR at 131.1900                       (457,321)     (457,321)                                                  78,938
BUY JPY for EUR at 133.9518                        (72,714)      (72,714)                                                  85,817
BUY JPY for EUR at 134.3250                        (11,697)      (11,697)                                                  88,338
BUY JPY for EUR at 144.5350                      1,142,131     1,142,131                                                   40,631
BUY JPY for EUR at 153.6090                      2,108,091     2,108,091                                                   33,052
BUY JPY for EUR at 160.4711                      2,759,919     2,759,919                                                    5,936
BUY JPY for EUR at 161.7300                      2,881,126     2,881,126                                                   24,352
                                               -----------   -----------                                              -----------
11999999. Subtotal - Forwards -
Other Derivative Transactions          0  XXX   (3,239,856)   (3,239,856)            0         0                  0       759,145
                               ---------       -----------   -----------    ----------       ---         ----------   -----------
12999999. Subtotal - Forwards          0  XXX   (3,239,856)   (3,239,856)            0         0                  0       759,145
                               ---------       -----------   -----------    ----------       ---         ----------   -----------
25999999. Subtotal - Hedging
Transactions                   2,174,467  XXX    2,174,467  (99,041,013)    (6,966,676)        0             780,367   34,491,936
                               ---------       -----------   -----------    ----------       ---         ----------   -----------
27999999. Subtotal - Other
Derivative Transactions        1,084,601  XXX   99,210,952    99,210,952       (11,420)        0         (5,647,392)  199,422,664
                               ---------       -----------   -----------    ----------       ---         ----------   -----------
99999999. Total                3,259,069  XXX  101,385,420       169,940    (6,978,096)        0         (4,867,025)  233,914,600
                               =========       ===========   ===========    ==========       ===         ==========   ===========

                        SCHEDULE DB - PART D - SECTION 1

    Showing All Futures Contracts and Insurance Futures Contracts at Current
                                 Statement Date

                1                                      2           3            4              5             6           7




                                                                                                                      DATE OF
                                                   NUMBER OF   MATURITY      ORIGINAL       CURRENT      VARIATION    OPENING
          DESCRIPTION                              CONTRACTS     DATE         VALUE          VALUE         MARGIN    POSITION
--------------------------------                   ---------  ----------  -------------  -------------  ----------  ----------
LONG FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
SEP US LONG BOND                                        532   09/21/2009     62,147,866     62,967,188     819,322  05/27/2009
                                                                          -------------  -------------  ----------
0399999. Subtotal - Long Futures Positions
- Other Derivative Transactions                                              62,147,866     62,967,188     819,322  XXX
                                                                          -------------  -------------  ----------
0499999. Subtotal - Long Futures Positions                                   62,147,866     62,967,188     819,322  XXX
                                                                          -------------  -------------  ----------
SHORT FUTURES POSITIONS - OTHER DERIVATIVE TRANSACT IONS
SEP S&P500 EMINI                                     32,370   09/18/2009  1,517,927,543  1,481,736,750  36,190,793  06/15/2009
SEP NASDAQ 100 E-MINI                                 3,546   09/18/2009    105,825,279    104,695,650   1,129,629  06/15/2009
                                                                          -------------  -------------  ----------
0799999. Subtotal - Short Futures Positions
 - Other Derivative Transactions                                          1,623,752,822  1,586,432,400  37,320,422  XXX
                                                                          -------------  -------------  ----------
0899999. Subtotal - Short Futures Positions                               1,623,752,822  1,586,432,400  37,320,422  XXX
                                                                          -------------  -------------  ----------
2799999. Subtotal - Other Derivative Transactions                         1,685,900,688  1,649,399,588  38,139,744  XXX
                                                                          -------------  -------------  ----------
9999999. Totals                                                           1,685,900,688  1,649,399,588  38,139,744  XXX
                                                                          =============  =============  ==========

                1                                               8                  9      VARIATION MARGIN INFORMATION        13
                                                                                         ------------------------------
                                                                                             10         11        12
                                                                                                      USED TO
                                                                                                      ADJUST
                                                                                                     BASIS OF
                                                           EXCHANGE OR           CASH                 HEDGED              POTENTIAL
          DESCRIPTION                                      COUNTERPARTY         DEPOSIT  RECOGNIZED    ITEM    DEFERRED    EXPOSURE
--------------------------------                   ---------------------------  -------  ----------  --------  --------  -----------
LONG FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
SEP US LONG BOND                                   Chicago BoardofTrade                     819,321                        1,702,400
                                                                                         ----------                      -----------
0399999. Subtotal - Long Futures Positions
- Other Derivative Transactions                                XXX                 0        819,321      0         0       1,702,400
                                                                                 ---     ----------    ---       ---     -----------
0499999. Subtotal - Long Futures Positions                     XXX                 0        819,321      0         0       1,702,400
                                                                                 ---     ----------    ---       ---     -----------
SHORT FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
SEP S&P500 EMINI                                   Chicago Mercantile Exchange           36,190,793                      258,960,000
SEP NASDAQ 100 E-MINI                              Chicago Mercantile Exchange            1,129,629                        9,928,800
                                                                                         ----------                      -----------
0799999. Subtotal - Short Futures Positions
 - Other Derivative Transactions                               XXX                 0     37,320,422      0         0     268,888,800
                                                                                 ---     ----------    ---       ---     -----------
0899999. Subtotal - Short Futures Positions                    XXX                 0     37,320,422      0         0     268,888,800
                                                                                 ---     ----------    ---       ---     -----------
2799999. Subtotal - Other Derivative Transactions              XXX                 0     38,139,743      0         0     270,591,200
                                                                                 ---     ----------    ---       ---     -----------
9999999. Totals                                                XXX                 0     38,139,743      0         0     270,591,200
                                                                                 ===     ==========    ===       ===     ===========


                                     QE07.2

                1                     2           3            4              5             6           7




                                                                                                     DATE OF
                                  NUMBER OF   MATURITY      ORIGINAL       CURRENT      VARIATION    OPENING
          DESCRIPTION             CONTRACTS     DATE         VALUE          VALUE         MARGIN    POSITION
--------------------------------  ---------  ----------  -------------  -------------  ----------  ----------

                1                                               8                  9      VARIATION MARGIN INFORMATION        13
                                                                                         ------------------------------
                                                                                             10         11        12
                                                                                                      USED TO
                                                                                                      ADJUST
                                                                                                     BASIS OF
                                                           EXCHANGE OR           CASH                 HEDGED              POTENTIAL
          DESCRIPTION                                      COUNTERPARTY         DEPOSIT  RECOGNIZED    ITEM    DEFERRED    EXPOSURE
--------------------------------                   ---------------------------  -------  ----------  --------  --------  -----------



                                     QE07.3

                           SCHEDULE E - PART 1 - CASH

                          Month End Depository Balances

                                                                                              4                5
                                                                                3         AMOUNT OF         AMOUNT OF
                                                                               RATE        INTEREST     INTEREST ACCRUED
                                  1                                      2      OF     RECEIVED DURING     AT CURRENT
                             DEPOSITORY                                CODE  INTEREST  CURRENT QUARTER   STATEMENT DATE
---------------------------------------------------------------------  ----  --------  ---------------  ----------------
OPEN DEPOSITORIES
Bank of America N.A. (Hartford)             Springfield, MA
Bank of America N.A. (Hartford)             Springfield, MA
Bank of America N.A. (Hartford)             Springfield, MA
Bank of America N.A. (Hartford)             Springfield, MA
Bank One, NA                                Chicago, IL
JPMorgan Chase Bank - GB                    London, England
JPMorgan Chase Bank - GB                    London, England
JPMorgan Chase Bank - GB                    London, England
JPMorgan Chase Bank, National Association.  New York City, NY
JPMorgan Chase Bank, National Association.  New York City, NY
JPMorgan Chase Bank, National Association.  New York City, NY
U.S. Bank N.A. (Cincinnati)                 Milwaukee, WI
Wachovia Bank N.A. ((NJ/PA/NY)              Avondale, PA
Wells Fargo Bank, N.A                       San Francisco, CA
Wells Fargo Bank, N.A                       San Francisco, CA
0199998. Deposits in.....65 depositories that do not
         exceed the allowable limit
         in any one depository (see Instructions) - Open Depositories   XXX     XXX        (5,700)
                                                                                           ------
0199999. Total Open Depositories                                        XXX     XXX        (5,700)              0
                                                                                           ------             ---
0399999. Total Cash on Deposit                                          XXX     XXX        (5,700)              0
                                                                                           ------             ---
0599999. Total Cash                                                     XXX     XXX        (5,700)              0
                                                                                           ------             ---

                                                                             BOOK BALANCE AT END OF EACH
                                                                            MONTH DURING CURRENT QUARTER
                                                                       --------------------------------------
                                  1                                         6            7             8        9
                             DEPOSITORY                                FIRST MONTH  SECOND MONTH  THIRD MONTH   *
---------------------------------------------------------------------  -----------  ------------  -----------  ---
OPEN DEPOSITORIES
Bank of America N.A. (Hartford)             Springfield, MA                100,000       101,861      100,000  XXX
Bank of America N.A. (Hartford)             Springfield, MA              2,414,396    25,371,577   16,273,845  XXX
Bank of America N.A. (Hartford)             Springfield, MA                276,155       371,943      100,000  XXX
Bank of America N.A. (Hartford)             Springfield, MA                356,459       399,453       50,721  XXX
Bank One, NA                                Chicago, IL                    170,266       118,739      172,901  XXX
JPMorgan Chase Bank - GB                    London, England                376,211       407,899      384,876  XXX
JPMorgan Chase Bank - GB                    London, England             51,407,290    52,985,242   52,437,221  XXX
JPMorgan Chase Bank - GB                    London, England                           16,546,189   18,787,324  XXX
JPMorgan Chase Bank, National Association.  New York City, NY                  532           536      107,545  XXX
JPMorgan Chase Bank, National Association.  New York City, NY                  459           288      126,608  XXX
JPMorgan Chase Bank, National Association.  New York City, NY           (4,693,587)          605          892  XXX
U.S. Bank N.A. (Cincinnati)                 Milwaukee, WI                  134,681       162,699       50,097  XXX
Wachovia Bank N.A. ((NJ/PA/NY)              Avondale, PA                   130,748       130,748      120,065  XXX
Wells Fargo Bank, N.A                       San Francisco, CA              274,737       257,219      148,808  XXX
Wells Fargo Bank, N.A                       San Francisco, CA           10,657,137     6,218,157    4,544,540  XXX
0199998. Deposits in.....65 depositories that do not
         exceed the allowable limit
         in any one depository (see Instructions) - Open Depositories      466,022       361,312      536,837  XXX
                                                                        ----------   -----------   ----------
0199999. Total Open Depositories                                        62,071,506   103,434,467   93,942,280  XXX
                                                                        ----------   -----------   ----------
0399999. Total Cash on Deposit                                          62,071,506   103,434,467   93,942,280  XXX
                                                                        ----------   -----------   ----------
0599999. Total Cash                                                     62,071,506   103,434,467   93,942,280  XXX
                                                                        ----------   -----------   ----------


                                      QE08

                     SCHEDULE E - PART 2 - CASH EQUIVALENTS

                  Show Investments Owned End of Current Quarter

                                                  3          4          5             6                 7                  8
                   1                     2      DATE      RATE OF   MATURITY    BOOK/ADJUSTED  AMOUNT OF INTEREST  AMOUNT RECEIVED
              DESCRIPTION              CODE   ACQUIRED   INTEREST     DATE     CARRYING VALUE     DUE & ACCRUED      DURING YEAR
-------------------------------------  ----  ----------  --------  ----------  --------------  ------------------  ---------------
SWEEP ACCOUNTS
Fidelity Institutional Money Market
Government Portfolio - Class I (0057)        06/30/2009    0.220   07/01/2009       7,690                               2,531
8499999. Total - Sweep Accounts                                                     7,690              0                2,531
8699999. Total - Cash Equivalents                                                   7,690              0                2,531


                                      QE09

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a)           Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)           Not Applicable.
(c)           Principal Underwriting Agreement.(2)
(d)           Form of Flexible Premium Variable Life Insurance Policy.(1)
(e)           Form of Application for Flexible Premium Variable Life Insurance
              Policies.(3)
(e)    (1)    Supplemental Form of Application for Flexible Premium Variable
              Life Insurance Policies.(7)
(f)           Certificate of Incorporation of Hartford and Bylaws of
              Hartford.(4)
(g)           Contracts of Reinsurance.(5)
(h)           Form of Participation Agreement.(6)
(i)           Not Applicable.
(j)           Not Applicable.
(k)           Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice
              President and Assistant General Counsel.
(l)           Not Applicable.
(m)           Not Applicable.
(n)           Consent of Deloitte & Touche, LLP.
(o)           No financial statement will be omitted.
(p)           Not Applicable.
(q)           Memorandum describing transfer and redemption procedures.(8)
(r)           Copy of Power of Attorney.

------------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

(2) Incorporated by reference to the Initial Submission to the Registration Statement on Form S-6, File No. 333-07471, on July 2, 1996.

(3) Incorporated by reference to the Initial filing to the Registration Statement on Form S-6, File No. 333-83057, on July 16, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(5) Incorporated by reference to the Initial Filing to the Registration Statement File No. 333-88787, on October 12, 1999.

(6) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(7) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6, File No. 333-109529, filed with the Securities and Exchange Commission on December 19, 2006.

(8) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-82866, filed with the Securities and Exchange Commission on May 1, 2009.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Chief Risk Officer Senior Vice President
Christopher J. Hanlon               Senior Vice President
Charles E. Hunt                     Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Stephen T. Joyce                    Executive Vice President
Thomas P. Kalmbach                  Actuary, Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Kenneth A. McCullum                 Actuary, Senior Vice President
Gregory McGreevey                   Executive Vice President, Chief Investment Officer and Director*
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer*
William P. Meaney                   Senior Vice President
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon A. Ritchey                   Executive Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Chief Actuary, Senior Vice President
Charles N. Vest                     Actuary, Vice President
Andrew J. Waggoner                  Vice President
John C. Walters                     President, Chief Executive Officer, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement, File No. 333-82866, filed on May 1, 2009.

ITEM 29:  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered

     Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                        POSITIONS AND OFFICES
NAME                                                       WITH UNDERWRITER
-------------------------------------------------------------------------------------------------------
Diane Benken                   Chief Financial Officer, Controller/FINOP
Neil S. Chaffee                Vice President/HLPP
James Davey                    Executive Vice President, Director
Stephen T. Joyce               Senior Vice President/IIP Business Line Principal, Director
Brian Murphy                   Chief Executive Officer, President/ILD Business Line Principal, Director
Make Sides                     Chief Legal Officer, Secretary
Christopher S. Connor          AML Compliance Officer, Chief Compliance Officer

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 24th day of August, 2009.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By:    John C. Walters*                     *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       John C. Walters,                            Jerry K. Scheinfeldt
       President, Chief Executive Officer          Attorney-In-Fact
       and Chairman of the Board,
       Director*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer
       and Chairman of the Board,
       Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Executive Vice President and
  Chief Financial Officer, Director*
John C. Walters, President, Chief Executive Officer
  and Chairman of the Board, Director*
Ernest M. McNeil, Jr., Senior Vice President and                   *By:
  Chief Accounting Officer*                                               /s/ Jerry K. Scheinfeldt
                                                                          -----------------------------------
Gregory McGreevey, Executive Vice President                               Jerry K. Scheinfeldt
  & Chief Investment Officer, Director*                                   Attorney-In-Fact
                                                                   Date:  August 24, 2009

333-07471

                                 EXHIBIT INDEX

      1.1  Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
      1.2  Consent of Deloitte & Touche, LLP.
      1.3  Copy of Power of Attorney.